UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07332 and 811-08162

Name of Fund:  BlackRock Funds III

BlackRock ACWI ex-U.S. Index Fund

BlackRock Bond Index Fund

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

BlackRock LifePath® Retirement Fund (formerly LifePath® Retirement Portfolio)

BlackRock LifePath® 2020 Fund (formerly LifePath® 2020 Portfolio)

BlackRock LifePath® 2025 Fund (formerly LifePath® 2025 Portfolio)

BlackRock LifePath® 2030 Fund (formerly LifePath® 2030 Portfolio)

BlackRock LifePath® 2035 Fund (formerly LifePath® 2035 Portfolio)

BlackRock LifePath® 2040 Fund (formerly LifePath® 2040 Portfolio)

BlackRock LifePath® 2045 Fund (formerly LifePath® 2045 Portfolio)

BlackRock LifePath® 2050 Fund (formerly LifePath® 2050 Portfolio)

BlackRock LifePath® 2055 Fund (formerly LifePath® 2055 Portfolio)

BlackRock LifePath® Index Retirement Fund (formerly LifePath® Index Retirement Portfolio)

BlackRock LifePath® Index 2020 Fund (formerly LifePath® Index 2020 Portfolio)

BlackRock LifePath® Index 2025 Fund (formerly LifePath® Index 2025 Portfolio)

BlackRock LifePath® Index 2030 Fund (formerly LifePath® Index 2030 Portfolio)

BlackRock LifePath® Index 2035 Fund (formerly LifePath® Index 2035 Portfolio)

BlackRock LifePath® Index 2040 Fund (formerly LifePath® Index 2040 Portfolio)

BlackRock LifePath® Index 2045 Fund (formerly LifePath® Index 2045 Portfolio)

BlackRock LifePath® Index 2050 Fund (formerly LifePath® Index 2050 Portfolio)

BlackRock LifePath® Index 2055 Fund (formerly LifePath® Index 2055 Portfolio)

BlackRock Russell 1000® Index Fund

BlackRock S&P 500 Stock Fund

  Master Investment Portfolio

Active Stock Master Portfolio

ACWI ex-U.S. Index Master Portfolio

Bond Index Master Portfolio

CoreAlpha Bond Master Portfolio

LifePath® Retirement Master Portfolio

LifePath 2020 Master Portfolio®

LifePath® 2025 Master Portfolio

LifePath 2030 Master Portfolio®

LifePath® 2035 Master Portfolio

LifePath 2040 Master Portfolio®

LifePath® 2045 Master Portfolio

LifePath® 2050 Master Portfolio

LifePath® 2055 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

International Tilts Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

Russell 1000® Index Master Portfolio

S&P 500 Stock Master Portfolio

Treasury Money Market Master Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock ACWI ex U.S. Index Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
ACWI ex U.S. Index Master Portfolio of Master Investment Portfolio	$27,410,116
Total Investments (Cost — $21,474,960) — 100%	27,410,116
Liabilities in Excess of Other Assets — (0.0)%	(12,761)

Net Assets — 100.0%	$27,397,355

BlackRock ACWI ex US Index Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in ACWI ex U.S. Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $27,410,116 and 3.7%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	1

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Bond Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Bond Index Master Portfolio of Master Investment Portfolio	$217,922,393
Total Investments (Cost — $209,727,021) — 100.0%	217,922,393
Liabilities in Excess of Other Assets — (0.0)%	(82,463)

Net Assets — 100.0%	$217,839,930

BlackRock Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Bond Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $217,922,393 and 16.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

2	BLACKROCK FUNDS III	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$41,061,869,401
Total Investments (Cost — $41,061,869,401) — 100.0%	41,061,869,401
Liabilities in Excess of Other Assets — (0.0)%	(4,472,381)

Net Assets — 100.0%	$41,057,397,020

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $41,061,869,401 and 98.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended of March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	3

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Cash Funds: Prime of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Prime Money Market Master Portfolio of Master Investment Portfolio	$24,083,088,651
Total Investments (Cost — $24,083,088,651) — 100.0%	24,083,088,651
Liabilities in Excess of Other Assets — (0.0)%	(2,817,515)

Net Assets — 100.0%	$24,080,271,136

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $24,083,088,651 and 96.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

4	BLACKROCK FUNDS III	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$2,100,606,344
Total Investments (Cost — $2,100,606,344) — 100.0%	2,100,606,344
Liabilities in Excess of Other Assets — (0.0)%	(23,893)

Net Assets — 100.0%	$2,100,582,451

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,100,606,344 and 66.3%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	5

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock CoreAlpha Bond Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
CoreAlpha Bond Master Portfolio of Master Investment Portfolio	$228,295,732
Total Investments (Cost — $226,052,196) — 100.0%	228,295,732
Liabilities in Excess of Other Assets — (0.0)%	(66,754)

Net Assets — 100.0%	$228,228,978

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $228,295,732 and 7.6%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

6	BLACKROCK FUNDS III	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Retirement Master Portfolio of Master Investment Portfolio	$350,414,074
Total Investments (Cost — $293,824,292) — 100.1%	350,414,074
Liabilities in Excess of Other Assets — (0.1)%	(213,314)

Net Assets — 100.0%	$350,200,760

BlackRock LifePath Retirement Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $350,414,074 and 21.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	7

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2020 Master Portflio of Master Investment Portfolio	$830,585,877
Total Investments (Cost — $677,454,713) — 100.1%	830,585,877
Liabilities in Excess of Other Assets — (0.1)%	(490,890)

Net Assets — 100.0%	$830,094,987

BlackRock LifePath 2020 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2020 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $830,585,877 and 28.5%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

8	BLACKROCK FUNDS III	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2025 Master Portfolio of Master Investment Portfolio	$64,983,564
Total Investments (Cost — $61,505,766) — 100.1%	64,983,564
Liabilities in Excess of Other Assets — (0.1)%	(44,750)

Net Assets — 100.0%	$64,938,814

BlackRock LifePath 2025 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2025 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $64,983,564 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	9

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2030 Master Portfolio of Master Investment Portfolio	$798,053,210
Total Investments (Cost — $672,012,173) — 100.1%	798,053,210
Liabilities in Excess of Other Assets — (0.1)%	(455,098)

Net Assets — 100.0%	$797,598,112

BlackRock LifePath 2030 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2030 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $798,053,210 and 28.7%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

10	BLACKROCK FUNDS III	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2035 Master Portfolio of Master Investment Portfolio	$59,607,189
Total Investments (Cost — $56,307,574) — 100.0%	59,607,189
Liabilities in Excess of Other Assets — (0.0)%	(28,985)

Net Assets — 100.0%	$59,578,204

BlackRock LifePath 2035 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2035 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $59,607,189 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	11

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2040 Master Portfolio of Master Investment Portfolio	$704,045,479
Total Investments (Cost — $561,908,328) — 100.1%	704,045,479
Liabilities in Excess of Other Assets — (0.1)%	(377,383)

Net Assets — 100.0%	$703,668,096

BlackRock LifePath 2040 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2040 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $704,045,479 and 32.7%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

12	BLACKROCK FUNDS III	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2045 Master Portfolio of Master Investment Portfolio	$34,637,784
Total Investments (Cost — $32,550,617) — 100.0%	34,637,784
Liabilities in Excess of Other Assets — (0.0)%	(15,292)

Net Assets — 100.0%	$34,622,492

BlackRock LifePath 2045 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2045 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $34,637,784 and 99.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	13

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2050 Master Portfolio of Master Investment Portfolio	$198,366,773
Total Investments (Cost — $177,286,194) — 100.1%	198,366,773
Liabilities in Excess of Other Assets — (0.1)%	(109,951)

Net Assets — 100.0%	$198,256,822

BlackRock LifePath 2050 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2050 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $198,366,773 and 41.4%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

14	BLACKROCK FUNDS III	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath 2055 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2055 Master Portfolio of Master Investment Portfolio	$13,595,722
Total Investments (Cost — $12,749,646) — 100.0%	13,595,722
Liabilities in Excess of Other Assets — (0.0)%	(1,808)

Net Assets — 100.0%	$13,593,914

BlackRock LifePath 2055 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2055 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $13,595,722 and 99.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	15

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath Index Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index Retirement Master Portfolio of Master Investment Portfolio	$468,766,824
Total Investments (Cost — $428,591,542) — 100.0%	468,766,824
Liabilities in Excess of Other Assets — (0.0)%	(81,785)

Net Assets — 100.0%	$468,685,039

BlackRock LifePath Index Retirement Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index Retirement Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $468,766,824 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

16	BLACKROCK FUNDS III	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath Index 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$993,574,266
Total Investments (Cost — $900,800,930) — 100.0%	993,574,266
Liabilities in Excess of Other Assets — (0.0)%	(73,266)

Net Assets — 100.0%	$993,501,000

BlackRock LifePath Index 2020 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $993,574,266 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	17

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath Index 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$609,496,562
Total Investments (Cost — $559,636,959) — 100.0%	609,496,562
Liabilities in Excess of Other Assets — (0.0)%	(34,110)

Net Assets — 100.0%	$609,462,452

BlackRock LifePath Index 2025 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $609,496,562 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

18	BLACKROCK FUNDS III	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath Index 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$943,432,818
Total Investments (Cost — $846,688,203) — 100.0%	943,432,818
Liabilities in Excess of Other Assets — (0.0)%	(78,016)

Net Assets — 100.0%	$943,354,802

BlackRock LifePath Index 2030 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $943,432,818 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	19

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath Index 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$474,163,389
Total Investments (Cost — $430,827,521) — 100.0%	474,163,389
Liabilities in Excess of Other Assets — (0.0)%	(28,760)

Net Assets — 100.0%	$474,134,629

BlackRock LifePath Index 2035 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $474,163,389 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

20	BLACKROCK FUNDS III	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath Index 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$639,970,253
Total Investments (Cost — $573,054,011) — 100.0%	639,970,253
Liabilities in Excess of Other Assets — (0.0)%	(41,324)

Net Assets — 100.0%	$639,928,929

BlackRock LifePath Index 2040 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $639,970,253 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	21

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath Index 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$271,784,600
Total Investments (Cost — $247,819,358) — 100.0%	271,784,600
Liabilities in Excess of Other Assets — (0.0)%	(10,138)

Net Assets — 100.0%	$271,774,462

BlackRock LifePath Index 2045 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $271,784,600 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

22	BLACKROCK FUNDS III	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath Index 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$283,486,824
Total Investments (Cost — $259,134,224) — 100.0%	283,486,824
Liabilities in Excess of Other Assets — (0.0)%	(339)

Net Assets — 100.0%	$283,486,485

BlackRock LifePath Index 2050 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $283,486,824 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	23

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock LifePath Index 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$81,212,483
Total Investments (Cost — $74,551,203) — 100.0%	81,212,483
Other Assets Less Liabilities — (0.0)%	3,760

Net Assets — 100.0%	$81,216,243

BlackRock LifePath Index 2055 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $81,212,483 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

24	BLACKROCK FUNDS III	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Russell 1000 Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Russell 1000 Index Master Portfolio of Master Investment Portfolio	$93,665,883
Total Investments (Cost — $64,283,172) — 100.3%	93,665,883
Liabilities in Excess of Other Assets — (0.3)%	(285,465)

Net Assets — 100.0%	$93,380,418

BlackRock Russell 1000 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Russell 1000 Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $93,665,883 and 2.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	25

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock S&P 500 Stock Fund of BlackRock Fund III (Percentages shown are based on Net Assets)

80Mutual Fund	Value
S&P 500 Stock Master Portfolio of Master Investment Portfolio	$5,300,768,512
Total Investments (Cost — $ 4,690,661,003) — 100.3%	5,300,768,512
Liabilities in Excess of Other Assets — (0.3)%	(13,662,568)

Net Assets — 100.0%	$5,287,105,944

BlackRock S&P 500 Stock Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Stock Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $5,300,768,512 and 80.1%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of March 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended March 31, 2015 there were no transfers between levels.

26	BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014

Schedule of Investments March 31, 2015 (Unaudited)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
The Boeing Co.	86,459	$12,975,767
General Dynamics Corp.	80,091	10,870,751
Honeywell International, Inc.	24,740	2,580,629
KLX, Inc. (a)	57,687	2,223,257
Lockheed Martin Corp.	12,200	2,476,112
Northrop Grumman Corp.	14,120	2,272,755
Raytheon Co.	61,230	6,689,378
Rockwell Collins, Inc.	39,930	3,855,242
Spirit Aerosystems Holdings, Inc., Class A (a)	30,830	1,609,634

		45,553,525
Air Freight & Logistics — 0.5%
FedEx Corp.	61,485	10,172,693
Airlines — 1.3%
Alaska Air Group, Inc.	3,561	235,667
American Airlines Group, Inc.	28,230	1,489,979
Delta Air Lines, Inc.	138,978	6,248,451
Southwest Airlines Co.	113,860	5,043,998
United Continental Holdings, Inc. (a)	195,406	13,141,054

		26,159,149
Auto Components — 0.8%
Lear Corp.	146,547	16,240,339
Visteon Corp. (a)	5,255	506,582

		16,746,921
Automobiles — 0.4%
General Motors Co.	192,120	7,204,500
Thor Industries, Inc.	12,357	781,086

		7,985,586
Banks — 5.3%
CIT Group, Inc.	99,688	4,497,923
Citigroup, Inc.	431,970	22,255,094
JPMorgan Chase & Co.	679,323	41,153,387
KeyCorp	212,610	3,010,558
Regions Financial Corp.	399,470	3,774,991
US Bancorp	294,400	12,856,448
Wells Fargo & Co.	358,037	19,477,213

		107,025,614
Beverages — 1.9%
The Coca-Cola Co.	164,655	6,676,760
Coca-Cola Enterprises, Inc.	140,197	6,196,708
Dr. Pepper Snapple Group, Inc.	236,897	18,591,677
Monster Beverage Corp. (a)	49,444	6,842,802

		38,307,947
Biotechnology — 2.4%
Amgen, Inc.	207,575	33,180,864

Common Stocks	Shares	Value
Biotechnology (concluded)
Celgene Corp. (a)	13,499	$1,556,165
Gilead Sciences, Inc. (a)	134,927	13,240,386

		47,977,415
Capital Markets — 1.1%
Affiliated Managers Group, Inc. (a)	1,188	255,159
Ameriprise Financial, Inc.	71,279	9,326,144
The Goldman Sachs Group, Inc.	26,524	4,985,716
Invesco Ltd.	61,701	2,448,913
KKR & Co. LP	45,256	1,032,289
Morgan Stanley	118,540	4,230,693
State Street Corp.	4,140	304,414

		22,583,328
Chemicals — 1.9%
Akzo Nobel NV —- ADR (b)	245,000	6,165,425
Axalta Coating Systems Ltd. (a)	46,878	1,294,770
Cabot Corp.	61,156	2,752,020
Celanese Corp., Series A	19,480	1,088,153
Cytec Industries, Inc.	85,278	4,608,423
The Dow Chemical Co.	56,550	2,713,269
Eastman Chemical Co.	27,714	1,919,472
LyondellBasell Industries NV, Class A	66,005	5,795,239
PPG Industries, Inc.	53,230	12,005,494
Sigma-Aldrich Corp.	4,643	641,895

		38,984,160
Commercial Services & Supplies — 0.1%
Waste Connections, Inc.	34,331	1,652,694
Communications Equipment — 3.2%
Cisco Systems, Inc.	764,840	21,052,221
Harris Corp.	49,464	3,895,785
QUALCOMM, Inc.	468,122	32,459,579
Telefonaktiebolaget LM Ericsson — ADR	558,280	7,006,414

		64,413,999
Construction & Engineering — 0.3%
AECOM Technology Corp. (a)(b)	164,230	5,061,569
Jacobs Engineering Group, Inc. (a)(b)	44,590	2,013,684

		7,075,253
Consumer Finance — 2.2%
Ally Financial, Inc. (a)	67,086	1,407,464
Capital One Financial Corp.	155,730	12,274,639
Discover Financial Services	390,000	21,976,500
SLM Corp.	949,823	8,814,357

		44,472,960
Containers & Packaging — 0.9%
Bemis Co., Inc.	20,886	967,231

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	27

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Containers & Packaging (concluded)
Berry Plastics Group, Inc. (a)	17,774	$643,241
Crown Holdings, Inc. (a)	10,140	547,763
MeadWestvaco Corp.	6,553	326,798
Packaging Corp. of America	59,213	4,629,864
Rock-Tenn Co., Class A	108,854	7,021,083
Sonoco Products Co.	67,711	3,078,142

		17,214,122
Diversified Consumer Services — 0.1%
ServiceMaster Global Holdings, Inc. (a)	83,942	2,833,042
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B (a)	8,207	1,184,434
FNFV Group (a)	227,644	3,209,781
IntercontinentalExchange Group, Inc.	1,130	263,595
McGraw-Hill Financial, Inc.	64,935	6,714,279
The NASDAQ OMX Group, Inc.	202,680	10,324,519

		21,696,608
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	570,566	27,746,625
Electric Utilities — 0.3%
American Electric Power Co., Inc.	9,613	540,731
Duke Energy Corp.	12	921
Edison International	45,566	2,846,508
Eversource Energy	19	960
Exelon Corp.	17,160	576,748
ITC Holdings Corp.	16,478	616,772
PPL Corp.	52,970	1,782,970
Xcel Energy, Inc.	27	940

		6,366,550
Electrical Equipment — 0.2%
The Babcock & Wilcox Co.	61,595	1,976,583
Hubbell, Inc., Class B	4,943	541,852
SolarCity Corp. (a)(b)	46,960	2,408,109

		4,926,544
Electronic Equipment, Instruments & Components — 0.8%
Avnet, Inc.	28,410	1,264,245
Flextronics International Ltd. (a)	362,943	4,600,302
Ingram Micro, Inc., Class A (a)	245,223	6,160,002
Keysight Technologies, Inc. (a)	39,793	1,478,310
National Instruments Corp.	35,966	1,152,351
TE Connectivity Ltd.	24,350	1,743,947

		16,399,157
Energy Equipment & Services — 1.4%
Atwood Oceanics, Inc. (b)	44,770	1,258,485
Baker Hughes, Inc.	17,657	1,122,632

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Cameron International Corp. (a)	92,956	$4,194,175
Dresser-Rand Group, Inc. (a)	2,565	206,098
Frank’s International NV	41,817	781,978
Halliburton Co.	46,020	2,019,357
Oceaneering International, Inc.	59,110	3,187,802
Schlumberger Ltd.	183,236	15,289,212

		28,059,739
Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	74,573	11,297,437
CVS Health Corp.	306,986	31,684,025
The Kroger Co.	112,140	8,596,652
Wal-Mart Stores, Inc.	47,380	3,897,005

		55,475,119
Food Products — 0.9%
Archer-Daniels-Midland Co.	36,979	1,752,805
Kellogg Co.	3,120	205,764
Mondelez International, Inc., Class A	1,460	52,691
Pilgrim’s Pride Corp. (b)	97,664	2,206,230
Tyson Foods, Inc., Class A	343,897	13,171,255

		17,388,745
Gas Utilities — 0.1%
UGI Corp.	53,930	1,757,579
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	166,143	11,380,795
C.R. Bard, Inc.	9,139	1,529,412
Edwards Lifesciences Corp. (a)	38,096	5,427,156
Halyard Health, Inc. (a)(b)	52,424	2,579,261
Hologic, Inc. (a)(b)	140,350	4,635,059
Medtronic PLC	194,679	15,183,015
St. Jude Medical, Inc.	42,012	2,747,585
Zimmer Holdings, Inc.	27,970	3,287,034

		46,769,317
Health Care Providers & Services — 5.4%
Aetna, Inc.	142,617	15,192,989
AmerisourceBergen Corp.	88,996	10,116,176
Cardinal Health, Inc.	80,245	7,243,716
Catamaran Corp. (a)	8,104	482,512
Centene Corp. (a)	141,322	9,990,052
Cigna Corp.	79,330	10,268,475
Community Health Systems, Inc. (a)	112,740	5,894,047
Laboratory Corp. of America Holdings (a)	82,080	10,349,467
McKesson Corp.	50,980	11,531,676
Quest Diagnostics, Inc. (b)	136,200	10,466,970
UnitedHealth Group, Inc.	49,900	5,902,671

28	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Universal Health Services, Inc., Class B	93,407	$10,994,938

		108,433,689
Hotels, Restaurants & Leisure — 0.6%
Brinker International, Inc. (b)	4,481	275,850
Jack in the Box, Inc.	9,217	884,095
Las Vegas Sands Corp.	101,200	5,570,048
SeaWorld Entertainment, Inc.	65,557	1,263,939
Six Flags Entertainment Corp.	72,927	3,530,396
Vail Resorts, Inc.	3,862	399,408
Wyndham Worldwide Corp. (b)	2,320	209,890

		12,133,626
Household Durables — 0.9%
Newell Rubbermaid, Inc.	453,134	17,703,946
Tupperware Brands Corp. (b)	15,060	1,039,441

		18,743,387
Household Products — 0.3%
Kimberly-Clark Corp.	24,810	2,657,399
The Procter & Gamble Co.	40,818	3,344,627
Spectrum Brands Holdings, Inc.	2,621	234,737

		6,236,763
Independent Power and Renewable Electricity Producers — 0.6%
The AES Corp.	580,750	7,462,638
Calpine Corp. (a)	175,015	4,002,593
Dynegy, Inc. (a)	46,380	1,457,723

		12,922,954
Industrial Conglomerates — 1.6%
3M Co. (b)	187,384	30,908,991
Carlisle Cos., Inc.	2,062	191,003
General Electric Co.	29,496	731,796

		31,831,790
Insurance — 4.0%
ACE Ltd.	10,020	1,117,130
Allied World Assurance Co. Holdings AG	25,714	1,038,846
The Allstate Corp.	21,272	1,513,928
American Financial Group, Inc.	8,308	532,958
Aspen Insurance Holdings Ltd.	78,027	3,685,215
Assurant, Inc.	33,647	2,066,262
Assured Guaranty Ltd.	47,409	1,251,124
CNA Financial Corp.	127,131	5,267,037
CNO Financial Group, Inc.	26,900	463,218
Genworth Financial, Inc., Class A (a)	467,300	3,415,963
The Hanover Insurance Group, Inc.	121,843	8,843,365
Hartford Financial Services Group, Inc.	158,206	6,616,175

Common Stocks	Shares	Value
Insurance (concluded)
Lincoln National Corp.	135,502	$7,785,945
MetLife, Inc. (b)	102,299	5,171,214
PartnerRe Ltd.	1,584	181,099
Prudential Financial, Inc.	130,657	10,493,064
The Travelers Cos., Inc.	71,970	7,782,116
Voya Financial, Inc.	216,702	9,342,023
XL Group PLC	138,550	5,098,640

		81,665,322
Internet & Catalog Retail — 1.0%
Liberty Interactive Corp., Series A (a)	268,231	7,829,663
Liberty TripAdvisor Holdings, Inc., Series A (a)	121,721	3,869,511
Liberty Ventures, Series A (a)	43,478	1,826,511
The Priceline Group, Inc. (a)	5,910	6,880,126

		20,405,811
Internet Software & Services — 3.5%
eBay, Inc. (a)	78,736	4,541,493
Facebook, Inc., Class A (a)	187,290	15,398,047
Google, Inc., Class A (a)(b)	37,480	20,790,156
Google, Inc., Class C (a)	37,749	20,686,452
GrubHub, Inc. (a)(b)	8,179	371,245
IAC/InterActiveCorp	102,217	6,896,581
VeriSign, Inc. (a)	19,057	1,276,247
Yandex NV (a)	53,178	806,444

		70,766,665
IT Services — 4.1%
Alliance Data Systems Corp. (a)	41,590	12,321,037
Amdocs Ltd.	143,697	7,817,117
Booz Allen Hamilton Holding Corp.	133,224	3,855,502
Cognizant Technology Solutions Corp., Class A (a)	91,750	5,724,282
Computer Sciences Corp.	122,618	8,004,503
DST Systems, Inc.	78,366	8,675,900
FleetCor Technologies, Inc. (a)	4,500	679,140
Mastercard, Inc., Class A	163,040	14,085,026
Total System Services, Inc.	175,211	6,684,300
Visa, Inc., Class A (b)	175,521	11,480,829
The Western Union Co. (b)	52,560	1,093,774
Xerox Corp.	183,470	2,357,589

		82,778,999
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	7,208	299,492
Machinery — 2.0%
Caterpillar, Inc.	17,809	1,425,254
Dover Corp. (b)	21,110	1,459,123
Illinois Tool Works, Inc.	3,736	362,915
Ingersoll-Rand PLC	147,364	10,032,541
ITT Corp.	21,581	861,298

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	29

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Parker Hannifin Corp.	61,670	$7,325,163
Snap-on, Inc.	9,300	1,367,658
Stanley Black & Decker, Inc.	71,592	6,827,013
The Timken Co.	46,781	1,971,351
Trinity Industries, Inc. (b)	57,491	2,041,506
WABCO Holdings, Inc. (a)	48,040	5,903,155

		39,576,977
Media — 4.5%
Cablevision Systems Corp., New York Group, Class A (b)	141,080	2,581,764
CBS Corp., Class B	37,926	2,299,453
Comcast Corp., Class A	365,579	20,644,246
Comcast Corp., Special Class A (b)	58,590	3,284,848
DIRECTV (a)	125,779	10,703,793
Discovery Communications, Inc., Class C (a)	7,650	225,484
The Interpublic Group of Cos., Inc.	158,164	3,498,588
Lions Gate Entertainment Corp.	8,135	275,939
Omnicom Group, Inc. (b)	72,680	5,667,586
Starz, Class A (a)	21,277	732,142
Time Warner Cable, Inc. (b)	26,306	3,942,743
Time Warner, Inc.	129,027	10,895,040
Viacom, Inc., Class B	301,215	20,572,985
The Walt Disney Co.	44,188	4,634,879

		89,959,490
Metals & Mining — 0.1%
Compass Minerals International, Inc.	23,305	2,172,259
Multi-Utilities — 0.5%
Alliant Energy Corp.	16	1,008
CenterPoint Energy, Inc.	341,655	6,973,179
CMS Energy Corp.	27	943
DTE Energy Co.	51,021	4,116,884

		11,092,014
Multiline Retail — 0.7%
Burlington Stores, Inc. (a)	50,316	2,989,777
Dollar General Corp. (a)	30,833	2,324,191
Family Dollar Stores, Inc.	3,328	263,711
Macy’s, Inc.	134,610	8,737,535

		14,315,214
Office Electronics — 0.2%
Zebra Technologies Corp., Class A (a)(b)	38,214	3,466,583
Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	117,735	9,749,635
Apache Corp.	131,100	7,909,263
Columbia Pipeline Partners LP (a)	197	5,455
Devon Energy Corp.	155,469	9,376,335

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
EnLink Midstream LLC	77,515	$2,522,338
EOG Resources, Inc.	37,156	3,406,834
Exxon Mobil Corp.	94,250	8,011,250
Gulfport Energy Corp. (a)	132,740	6,094,093
Marathon Oil Corp.	842,090	21,986,970
Marathon Petroleum Corp.	99,187	10,155,757
PBF Energy, Inc.	54,397	1,845,146
Plains GP Holdings LP, Class A	31,934	905,968
Rice Energy, Inc. (a)(b)	9,714	211,377
Suncor Energy, Inc.	566,680	16,575,390
Valero Energy Corp.	360,341	22,924,894

		121,680,705
Personal Products — 0.0%
Herbalife Ltd.	2,980	127,425
Pharmaceuticals — 5.6%
AbbVie, Inc.	220,353	12,899,465
Actavis PLC (a)	3,412	1,015,480
Hospira, Inc. (a)	6,523	572,980
Johnson & Johnson	224,025	22,536,915
Merck & Co., Inc.	42,040	2,416,459
Pfizer, Inc.	1,259,556	43,819,953
Salix Pharmaceuticals Ltd. (a)	2,478	428,223
Shire PLC, ADR (b)	30,700	7,346,203
Teva Pharmaceutical Industries Ltd. — ADR (b)	369,639	23,028,510

		114,064,188
Professional Services — 0.5%
Manpowergroup, Inc.	66,881	5,761,798
Nielsen Holdings NV	105,030	4,681,187

		10,442,985
Real Estate Investment Trusts (REITs) — 2.3%
American Campus Communities, Inc.	31,277	1,340,845
Brixmor Property Group, Inc.	286,835	7,615,469
Columbia Property Trust, Inc.	105,683	2,855,555
Geo Group, Inc.	39,999	1,749,556
Host Hotels & Resorts, Inc.	382,724	7,723,370
Outfront Media, Inc.	281,289	8,416,167
Post Properties, Inc.	18,983	1,080,702
RLJ Lodging Trust	17,581	550,461
Simon Property Group, Inc.	59,132	11,568,585
Starwood Property Trust, Inc. (b)	82,280	1,999,404
Weingarten Realty Investors	33,769	1,215,009

		46,115,123
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc. (b)	6,183	1,053,583
Road & Rail — 1.1%
CSX Corp.	87,044	2,882,897

30	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Road & Rail (concluded)
Norfolk Southern Corp.	32,750	$3,370,630
Union Pacific Corp.	148,113	16,042,119

		22,295,646
Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.	196,190	6,134,861
Micron Technology, Inc. (a)	566,289	15,363,421
NVIDIA Corp.	150,800	3,155,490
NXP Semiconductor NV (a)	18,736	1,880,345
Samsung Electronics Co. Ltd., — GDR	4,855	3,122,540
Skyworks Solutions, Inc.	13,891	1,365,346
Teradyne, Inc.	228,370	4,304,774
Texas Instruments, Inc.	162,095	9,269,403

		44,596,180
Software — 3.5%
CDK Global, Inc. (b)	22,427	1,048,687
Citrix Systems, Inc. (a)	74,405	4,752,247
Informatica Corp. (a)	4,646	203,750
Microsoft Corp.	1,059,383	43,069,216
Oracle Corp.	380,650	16,425,047
Symantec Corp.	43,460	1,015,443
Synopsys, Inc. (a)	78,230	3,623,614

		70,138,004
Specialty Retail — 4.3%
The Gap, Inc.	98,820	4,281,871
GNC Holdings, Inc., Class A	184,940	9,075,006
The Home Depot, Inc.	235,826	26,792,192
Lowe’s Cos., Inc.	337,124	25,078,654
Penske Automotive Group, Inc.	120,432	6,201,044
Ross Stores, Inc.	55,447	5,841,896
Sears Hometown and Outlet Stores, Inc. (a)	22,289	172,071
TJX Cos., Inc. (b)	130,430	9,136,621

		86,579,355
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	531,031	66,076,187
EMC Corp.	372,330	9,516,755
Hewlett-Packard Co.	220,353	6,866,200
Western Digital Corp.	82,910	7,545,639

		90,004,781
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp. (a)	35,933	2,618,438
Fossil Group, Inc. (a)(b)	35,910	2,960,780
Michael Kors Holdings Ltd. (a)	13,959	917,804
NIKE, Inc., Class B	9,071	910,093
Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
VF Corp.	59,430	$4,475,673

		11,882,788
Tobacco — 0.2%
Lorillard, Inc.	46,780	3,057,073
Trading Companies & Distributors — 0.0%
WESCO International, Inc. (a)	10,165	710,432
Water Utilities — 0.1%
American Water Works Co., Inc.	29,101	1,577,565
Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc. (b)	223,310	5,560,419
United States Cellular Corp. (a)(b)	44,951	1,605,650

		7,166,069
Total Common Stocks — 97.3%		1,964,037,328

Preferred Stocks
Food Products — 0.0%
Tyson Foods, Inc. (a)	27,839	1,349,635
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25% (a)(c)	3,660	429,135
Software — 0.2%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,465,106), 0.00% (a)(d)	402,138	3,575,007
Total Preferred Stocks — 0.2%		5,353,777
Total Long-Term Investments (Cost — $1,800,145,048) — 97.5%		1,969,391,105

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (e)(f)	53,358,666	53,357,666
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (e)(f)(g)	50,940,377	50,940,377
Total Short-Term Securities (Cost — $104,298,043) — 5.1%		104,298,043

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	31

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $1,904,443,091*) — 102.6%	$2,073,689,148
Liabilities in Excess of Other Assets — (2.6)%	(53,064,295)

Net Assets — 100.0%	$2,020,624,853

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,934,529,115

Gross unrealized appreciation	$200,162,992
Gross unrealized depreciation	(61,002,959)

Net unrealized appreciation	$139,160,033

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Convertible security.

(d)	Restricted security as to resale. As of report date, the Master Portfolio held restricted securities with a current value of $3,575,007 and an original cost of $2,465,106 which was 0.2% of its net assets.

(e)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	60,987,578	(7,629,912)	53,357,666	$24,734
BlackRock Cash Funds: Prime, SL Agency Shares	5,562,536	45,377,840	50,940,376	$64,082

(f)	Represents the current yield as of report date.

(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
S&P	Standard and Poor’s
USD	U.S. Dollar

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
181	S&P 500 E-Mini Index	Chicago Mercantile	June 2015	USD	18,650,240	$(41,665)

32	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Active Stock Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,960,914,788	$3,122,540	—	$1,964,037,328
Preferred Stocks[1]	1,778,770	—	$3,575,007	5,353,777
Short-Term Securities	104,298,043	—	—	104,298,043

Total	$2,066,991,601	$3,122,540	$3,575,007	$2,073,689,148

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(41,665)	—	—	$(41,665)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	33

Schedule of Investments (continued)	Active Stock Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$458,183,981	—	—	$458,183,981
Cash pledged for financial futures contracts	240,000	—	—	240,000
Foreign currency at value	134,631	—	—	134,631
Liabilities:
Collateral on securities loaned at value	—	$(50,940,377)	—	(50,940,377)

Total	$458,558,612	$(50,940,377)	—	$407,618,235

For the period ended March 31, 2015, there were no transfers between levels.

34	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	ACWI ex-U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.1%
AGL Energy Ltd. (a)	25,795	$298,631
ALS Ltd.	7,944	29,839
Alumina Ltd.	80,719	98,228
Amcor Ltd.	47,528	506,409
AMP Ltd.	118,690	579,308
APA Group	44,511	306,151
Asciano Ltd.	31,432	151,156
ASX Ltd.	9,130	287,242
Aurizon Holdings Ltd.	75,249	276,970
AusNet Services	34,747	38,563
Australia & New Zealand Banking Group Ltd.	111,262	3,095,329
Bank of Queensland Ltd.	19,847	207,972
Bendigo & Adelaide Bank Ltd.	16,747	159,580
BHP Billiton Ltd.	128,692	2,991,319
Boral Ltd.	17,729	85,940
Brambles Ltd. (a)	65,104	569,347
Caltex Australia Ltd.	4,201	111,492
Coca-Cola Amatil Ltd.	19,681	161,135
Cochlear Ltd.	3,188	219,164
Commonwealth Bank of Australia	64,536	4,577,577
Computershare Ltd.	18,081	174,768
Crown Resorts Ltd. (a)	12,817	130,092
CSL Ltd.	20,686	1,447,241
Dexus Property Group	28,431	163,679
Federation Centres Ltd.	78,708	181,683
Flight Centre Travel Group Ltd. (a)	1,384	41,655
Fortescue Metals Group Ltd. (a)	63,976	94,704
Goodman Group	64,171	308,993
GPT Group	54,780	190,270
Harvey Norman Holdings Ltd.	13,921	47,053
Healthscope Ltd.	26,094	60,664
Iluka Resources Ltd.	34,250	220,773
Incitec Pivot Ltd.	64,383	198,863
Insurance Australia Group Ltd.	107,103	495,778
Leighton Holdings Ltd.	1,949	31,230
Lend Lease Group	18,572	234,575
Macquarie Group Ltd.	11,897	691,530
Medibank Pvt, Ltd. (b)	102,248	180,329
Mirvac Group	140,792	214,977
National Australia Bank Ltd.	97,030	2,840,484
Newcrest Mining Ltd. (b)	34,577	348,726
Novion Property Group	117,056	222,988
Orica Ltd. (a)	17,936	272,363
Origin Energy Ltd. (a)	49,628	425,399
Platinum Asset Management Ltd.	9,023	53,604
Qantas Airways Ltd. (b)	22,815	54,115
QBE Insurance Group Ltd.	52,545	519,397
Ramsay Health Care Ltd.	6,526	333,189
REA Group Ltd.	1,087	39,818
Rio Tinto Ltd.	19,195	831,719
Santos Ltd. (a)	33,767	182,659
Scentre Group	232,431	660,298
Seek Ltd.	11,674	151,362

Common Stocks	Shares	Value
Australia (concluded)
Sonic Healthcare Ltd.	13,392	$208,057
Stockland	83,188	284,219
Suncorp Group Ltd.	56,989	584,400
Sydney Airport	37,256	146,609
Tabcorp Holdings Ltd.	54,398	195,996
Tatts Group Ltd.	59,669	180,521
Telstra Corp. Ltd.	173,663	833,661
Toll Holdings Ltd.	28,526	191,924
TPG Telecom Ltd.	14,159	98,297
Transurban Group	80,174	580,530
Treasury Wine Estates Ltd.	43,110	167,500
Wesfarmers Ltd. (a)	47,022	1,570,248
Westfield Corp.	78,255	567,123
Westpac Banking Corp.	124,695	3,727,264
Woodside Petroleum Ltd. (a)	30,262	792,832
Woolworths Ltd. (a)	49,574	1,110,160
WorleyParsons Ltd. (a)	4,265	30,867

		38,066,538
Austria — 0.2%
Andritz AG (a)	2,986	178,285
Erste Group Bank AG	12,137	298,379
IMMOFINANZ AG (b)	61,128	180,033
OMV AG (a)	7,068	193,886
Raiffeisen Bank International AG (a)	4,478	62,232
Vienna Insurance Group AG	832	36,838
Voestalpine AG	4,890	178,877

		1,128,530
Belgium — 0.9%
Ageas	7,575	272,037
Anheuser-Busch InBev NV	33,318	4,070,306
Belgacom SA	5,694	199,223
Colruyt SA	3,569	155,333
Delhaize Group	3,633	326,389
Groupe Bruxelles Lambert SA	3,688	305,769
KBC Groep NV (b)	10,975	678,281
Solvay SA	2,392	345,764
Telenet Group Holding NV (b)	1,997	109,886
UCB SA	4,845	350,008
Umicore SA	3,627	151,482

		6,964,478
Brazil — 1.5%
AES Tiete SA, Preference Shares	16,600	89,461
AMBEV SA	191,500	1,107,040
B2W Cia Digital (b)	4,600	28,754
Banco Bradesco SA — ADR	35,196	332,270
Banco Bradesco SA, Preference Shares	103,788	964,857
Banco do Brasil SA	36,400	261,291

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	35

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil (continued)
Banco do Estado do Rio Grande do Sul, Preference Shares	2,900	$9,995
Banco Santander Brasil SA	12,700	55,988
BB Seguridade Participacoes SA	29,100	299,065
BM&FBovespa SA	64,700	226,239
BR Malls Participacoes SA	13,700	72,716
Bradespar SA, Preference Shares	5,000	16,591
Braskem SA, Preference A Shares	11,000	37,913
BRF SA	27,500	545,425
CCR SA	32,500	165,985
Centrais Eletricas Brasileiras SA	48,200	86,990
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares	1,600	3,409
CETIP SA — Mercados Organizado	9,407	93,877
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	5,400	162,006
Cia Energetica de Minas Gerais, Preference Shares	24,313	97,662
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	4,000	29,653
Cia Paranaense de Energia, Preference ‘B’ Shares	11,500	121,250
Cielo SA	26,360	377,368
Companhia de Saneamento Basico do Estado de Sao Paulo	7,000	38,843
Companhia Siderurgica Nacional SA	48,700	82,857
Cosan SA Industria e Comercio	1,800	15,730
CPFL Energia SA	3,600	23,078
Cyrela Brazil Realty SA	6,700	27,816
Duratex SA	5,621	15,323
EcoRodovias Infraestrutura e Logistica SA	5,600	15,774
EDP — Energias do Brasil SA	900	2,919
Embraer SA	24,800	190,766
Estacio Participacoes SA	12,400	72,033
Fibria Celulose SA (b)	10,300	145,873
Gerdau SA, Preference Shares	30,600	97,412
Hypermarcas SA (b)	19,300	119,130
Itau Unibanco Holding SA, Preference Shares	108,023	1,195,122
Itausa — Investimentos Itau SA (b)	899	2,811
Itausa — Investimentos Itau SA, Preference Shares	122,476	382,983
JBS SA	31,400	139,706
Klabin SA, Preference Shares	22,200	126,597
Kroton Educacional SA	47,568	153,366
Localiza Rent a Car SA	2,940	33,439
Lojas Americanas SA	6,000	24,816
Lojas Americanas SA, Preference Shares	12,320	63,500
Lojas Renner SA	4,300	122,309

Common Stocks	Shares	Value
Brazil (concluded)
M Dias Branco SA	1,500	$40,471
Metalurgica Gerdau SA, Preference Shares	7,600	25,742
Multiplan Empreendimentos Imobiliarios SA	4,600	80,785
Natura Cosmeticos SA	8,200	69,114
Odontoprev SA	600	2,043
Oi SA, Preference Shares (b)	22,800	36,648
Petroleo Brasileiro SA	124,800	374,609
Petroleo Brasileiro SA, Preference Shares	186,000	567,054
Porto Seguro SA	4,400	49,286
Qualicorp SA (b)	8,500	60,723
Raia Drogasil SA	4,700	42,176
Souza Cruz SA	22,800	181,454
Sul America SA	1,638	7,293
Suzano Papel e Celulose SA, Preference ‘A’ Shares	13,600	63,024
Telefonica Brasil SA, Preference Shares	10,700	165,887
Tim Participacoes SA	41,040	136,819
Totvs SA	3,300	37,740
Tractebel Energia SA	4,600	50,878
Transmissora Alianca de Energia Eletrica SA	3,300	21,652
Ultrapar Participacoes SA	18,600	377,822
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares (b)	9,600	14,949
Vale SA	47,800	268,688
Vale SA, Preference Shares	78,800	381,464
Via Varejo SA (b)	2,300	11,811
WEG SA	9,360	93,261

		11,439,401
Canada — 6.7%
Agnico Eagle Mines Ltd.	7,940	220,606
Agrium, Inc. (a)	6,190	645,123
Alimentation Couche Tard, Inc., Class B	17,917	713,964
AltaGas Ltd. (a)	5,249	175,139
ARC Resources Ltd. (a)	10,076	173,111
Atco Ltd. Class I	2,968	105,733
Bank of Montreal	27,885	1,671,053
Bank of Nova Scotia	49,546	2,485,613
Barrick Gold Corp.	40,601	443,981
Baytex Energy Corp. (a)	6,019	95,188
BCE, Inc. (a)	7,163	303,249
BlackBerry Ltd. (a)(b)	17,331	154,488
Bombardier, Inc., Class B	30,594	60,388
Brookfield Asset Management, Inc., Class A	23,244	1,243,179
CAE, Inc.	5,726	66,820

36	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canada (continued)
Cameco Corp. (a)	12,619	$175,852
Canadian Imperial Bank of Commerce	16,810	1,218,660
Canadian National Railway Co.	33,567	2,247,959
Canadian Natural Resources Ltd.	44,709	1,370,339
Canadian Oil Sands Ltd. (a)	11,879	92,383
Canadian Pacific Railway Ltd.	7,012	1,283,868
Canadian Tire Corp. Ltd., Class A	3,632	370,011
Canadian Utilities Ltd., Class A	3,784	118,819
Catamaran Corp. (b)	9,402	559,718
Cenovus Energy, Inc.	39,944	673,329
CGI Group, Inc., Class A (b)	8,942	379,270
CI Financial Corp.	11,539	322,606
Constellation Software, Inc.	918	317,290
Crescent Point Energy Corp. (a)	17,521	390,662
Dollarama, Inc.	5,029	281,121
Eldorado Gold Corp.	17,582	80,653
Empire Co. Ltd., Class A	2,260	157,578
Enbridge, Inc.	34,644	1,669,903
Encana Corp.	30,957	345,610
Enerplus Corp.	4,790	48,560
Fairfax Financial Holdings Ltd.	947	530,867
Finning International, Inc.	3,927	73,049
First Capital Realty, Inc. (a)	2,654	41,343
First Quantum Minerals Ltd.	20,152	244,233
Fortis, Inc.	9,289	282,949
Franco-Nevada Corp.	7,452	361,142
George Weston Ltd.	2,768	219,246
Gildan Activewear, Inc.	10,468	308,614
Goldcorp, Inc. (a)	34,235	619,530
Great-West Lifeco, Inc.	12,321	356,239
H&R Real Estate Investment Trust	2,945	54,247
Husky Energy, Inc.	14,784	301,738
IGM Financial, Inc. (a)	4,062	144,353
Imperial Oil Ltd.	12,316	491,551
Industrial Alliance Insurance & Financial Services, Inc.	3,523	117,855
Intact Financial Corp.	6,114	460,620
Inter Pipeline Ltd.	13,352	344,092
The Jean Coutu Group PJC, Inc., Class A	3,208	68,565
Keyera Corp.	4,165	277,053
Kinross Gold Corp. (b)	25,843	57,336
Loblaw Cos. Ltd.	9,248	452,123
Magna International, Inc.	17,300	924,861
Manulife Financial Corp.	76,127	1,292,876
MEG Energy Corp. (a)(b)	7,620	123,094
Methanex Corp.	4,533	242,693
Metro, Inc.	10,392	281,594
National Bank of Canada (a)	13,702	500,241
New Gold, Inc. (b)	36,942	123,962
Onex Corp.	3,099	179,962
Open Text Corp.	5,660	298,786
Common Stocks	Shares	Value
Canada (concluded)
Paramount Resources Ltd., Class A (a)(b)	2,674	$65,871
Pembina Pipeline Corp.	14,575	460,536
Peyto Exploration & Development Corp. (a)	6,142	164,685
Potash Corp. of Saskatchewan, Inc.	32,913	1,061,022
Power Corp. of Canada	15,481	409,714
Power Financial Corp. (a)	10,065	297,925
PrairieSky Royalty Ltd.	5,018	118,383
Restaurant Brands International, Inc.	8,110	310,940
RioCan Real Estate Investment Trust	3,112	71,181
Rogers Communications, Inc., Class B	14,885	498,302
Royal Bank of Canada	56,288	3,388,257
Saputo, Inc.	10,940	300,676
Shaw Communications, Inc., Class B	13,348	299,515
Silver Wheaton Corp. (a)	17,253	327,746
SNC-Lavalin Group, Inc.	5,688	176,629
Sun Life Financial, Inc.	24,691	760,878
Suncor Energy, Inc.	58,588	1,712,007
Talisman Energy, Inc. (a)	34,368	263,482
Teck Resources Ltd., Class B	19,684	270,110
TELUS Corp.	8,212	272,772
Thomson Reuters Corp.	14,505	588,079
The Toronto-Dominion Bank	72,393	3,098,515
Tourmaline Oil Corp. (b)	6,382	193,141
TransAlta Corp. (a)	5,518	51,191
TransCanada Corp. (a)	31,141	1,331,646
Turquoise Hill Resources Ltd. (a)(b)	14,761	46,035
Valeant Pharmaceuticals International, Inc. (b)	12,923	2,552,970
Vermilion Energy, Inc.	4,033	169,561
West Fraser Timber Co. Ltd.	2,687	137,474
Yamana Gold, Inc.	26,930	96,532

		49,932,415
Chile — 0.3%
AES Gener SA	90,837	49,472
Aguas Andinas SA, Class A	76,400	44,710
Banco de Chile	1,354,736	151,830
Banco de Credito e Inversiones	721	32,229
Banco Santander Chile SA	2,103,327	114,445
Cencosud SA	46,368	109,865
Colbun SA	466,420	137,790
Companhia Cervecerias Unidas SA	4,404	45,763
CorpBanca	2,375,874	25,125
Embotelladora Andina SA, Preference ‘B’ Shares	9,220	23,395

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	37

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chile (concluded)
Empresa Nacional de Electricidad SA	139,245	$208,134
Empresa Nacional de Telecomunicaciones SA	2,032	20,999
Empresas CMPC SA	36,023	98,730
Empresas COPEC SA	16,033	186,388
Enersis SA	884,292	289,317
Latam Airlines Group SA (b)	19,853	162,884
SACI Falabella	35,710	273,163
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	1,850	33,596
SONDA SA	18,572	43,731
Vina Concha y Toro SA	57,286	118,030

		2,169,596
China — 3.7%
AAC Technologies Holdings, Inc.	39,500	243,859
Agricultural Bank of China Ltd., Class H	802,000	397,064
Air China Ltd., Class H	62,000	63,258
Aluminum Corp. of China Ltd., Class H (b)	64,000	31,934
Anhui Conch Cement Co., Ltd., Class H	79,500	300,212
Anta Sports Products Ltd.	81,000	148,153
AviChina Industry & Technology Co. Ltd., Class H	116,000	83,370
Bank of China Ltd., Class H	3,161,000	1,827,297
Bank of Communications Co. Ltd., Class H	321,700	276,484
BBMG Corp., Class H	39,500	36,495
Beijing Capital International Airport Co. Ltd., Class H	100,000	97,654
Byd Co. Ltd., Class H	18,500	95,081
CGN Power Co. Ltd. (a)(b)(c)	365,000	157,222
China Cinda Asset Management Co. Ltd. (b)	186,000	92,124
China Citic Bank Corp. Ltd., Class H	317,000	238,985
China CNR Corp., Ltd. (b)(c)	128,500	184,645
China Coal Energy Co. Ltd., Class H (a)	107,000	59,032
China Communications Construction Co. Ltd., Class H	174,000	245,175
China Communications Services Corp. Ltd., Class H	44,000	19,517
China Construction Bank Corp., Class H	2,835,000	2,353,012
China COSCO Holdings Co. Ltd., Class H (b)	33,500	17,646
China Everbright Bank Co. Ltd., Class H	58,000	31,950
Common Stocks	Shares	Value
China (continued)
China Galaxy Securities Co. Ltd., Class H (a)	48,500	$55,476
China Huishan Dairy Holdings Co. Ltd. (a)	107,000	19,017
China International Marine Containers Group Co. Ltd., Class H	41,500	90,468
China Life Insurance Co. Ltd., Class H	302,000	1,327,518
China Longyuan Power Group Corp., Class H	125,000	135,861
China Medical System Holdings Ltd.	70,000	107,812
China Mengniu Dairy Co. Ltd.	52,000	276,344
China Merchants Bank Co. Ltd., Class H	183,078	447,010
China Minsheng Banking Corp. Ltd., Class H	222,900	271,824
China National Building Material Co. Ltd., Class H	132,000	131,312
China Oilfield Services Ltd., Class H (a)	64,000	106,569
China Pacific Insurance Group Co. Ltd., Class H	104,600	497,545
China Petroleum & Chemical Corp. Class H	1,030,400	821,139
China Railway Construction Corp. Ltd., Class H	72,000	107,339
China Railway Group Ltd., Class H	147,000	150,350
China Shenhua Energy Co. Ltd., Class H	123,000	313,736
China Shipping Container Lines Co. Ltd., Class H (b)	122,000	38,733
China Telecom Corp. Ltd., Class H	594,000	379,751
China Unicom Hong Kong Ltd.	246,000	374,484
China Vanke Co. Ltd., Class H (a)(b)	48,500	114,943
Chongqing Changan Automobile Co. Ltd.	21,400	58,437
Chongqing Rural Commercial Bank, Class H	79,000	51,214
CITIC Securities Co. Ltd., Class H	34,500	128,145
CNOOC Ltd.	711,000	1,003,452
Country Garden Holdings Co. Ltd.	214,270	86,423
CSPC Pharmaceutical Group Ltd.	76,000	64,308
CSR Corp. Ltd., Class H	81,000	106,988
Datang International Power Generation Co. Ltd., Class H	98,000	49,994
Dongfeng Motor Group Co. Ltd., Class H	80,000	127,955
Evergrande Real Estate Group Ltd. (a)	286,000	144,166
Fosun International Ltd.	81,500	157,689

38	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China (continued)
Great Wall Motor Co. Ltd., Class H	41,000	$289,035
Guangzhou Automobile Group Co. Ltd., Class H	52,000	49,677
Guangzhou R&F Properties Co. Ltd., Class H (a)	13,200	13,564
Haitian International Holdings Ltd.	67,000	153,831
Haitong Securities Co. Ltd., Class H	47,200	115,177
Hengan International Group Co. Ltd.	26,000	312,957
Huadian Power International Corp., Ltd.	38,000	31,699
Huaneng Power International, Inc., Class H	122,000	144,897
Industrial & Commercial Bank of China Ltd., Class H	2,916,000	2,156,912
Inner Mongolia Yitai Coal Co., Class B	25,300	36,959
Jiangsu Expressway Co. Ltd., Class H	26,000	34,913
Jiangxi Copper Co. Ltd., Class H	36,000	66,909
Kingsoft Corp. Ltd. (a)	67,000	196,249
Lenovo Group Ltd.	286,000	416,762
Longfor Properties Co. Ltd.	30,000	42,510
New China Life Insurance Co. Ltd., Class H	29,100	162,020
People’s Insurance Co. Group of China Ltd., Class H	272,000	138,009
PetroChina Co. Ltd., Class H	858,000	952,808
PICC Property & Casualty Co. Ltd., Class H	135,532	267,587
Ping An Insurance Group Co. of China Ltd., Class H	105,000	1,259,646
Semiconductor Manufacturing International Corp. (b)	619,000	60,125
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	44,000	38,770
Shanghai Electric Group Co. Ltd., Class H (a)	104,000	68,954
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	7,000	23,340
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	19,100	50,836
Shenzhou International Group Holdings Ltd.	12,000	54,161
Shui On Land Ltd.	76,666	18,095
Sihuan Pharmaceutical Holdings Group Ltd.	249,000	141,641
Sino-Ocean Land Holdings Ltd.	86,000	52,024
Sinopec Engineering Group Co. Ltd.	13,500	11,694
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	45,850
Sinopharm Group Co. Ltd., Class H	47,200	192,192
Common Stocks	Shares	Value
China (concluded)
Sinotrans Ltd., Class H	45,000	$25,867
SOHO China Ltd.	195,000	132,813
Tencent Holdings Ltd.	207,200	3,934,708
Tingyi Cayman Islands Holding Corp.	64,000	137,792
Tsingtao Brewery Co. Ltd., Class H	14,000	93,876
Uni-President China Holdings Ltd.	135,600	89,728
Want Want China Holdings Ltd.	211,000	224,539
Weichai Power Co. Ltd., Class H	12,200	47,037
Yanzhou Coal Mining Co. Ltd., Class H	36,000	30,569
Zhejiang Expressway Co. Ltd., Class H	28,000	37,064
Zhuzhou CSR Times Electric Co. Ltd., Class H	25,000	164,448
Zijin Mining Group Co. Ltd., Class H (a)	138,000	43,693
ZTE Corp., Class H	12,000	27,529

		27,335,637
Colombia — 0.1%
Almacenes Exito SA	14,362	138,096
Banco Davivienda SA, Preference Shares	3,212	31,255
Bancolombia SA	15,644	152,830
Cementos Argos SA	38,031	124,771
Corp. Financiera Colombiana SA	1,431	19,638
Ecopetrol SA	184,080	139,830
Grupo Argos SA	6,618	42,355
Grupo Argos SA, Preference Shares	2,637	17,181
Grupo Aval Acciones y Valores	125,734	56,338
Grupo de Inversiones Suramericana SA	6,592	85,088
Grupo de Inversiones Suramericana SA, Preference Shares	803	10,346
Interconexion Electrica SA	6,953	19,870
Isagen SA ESP	27,340	32,072

		869,670
Czech Republic — 0.0%
CEZ AS	5,998	146,615
Komercni Banka AS	352	75,926
O2 Czech Republic AS	1,500	12,001

		234,542
Denmark — 1.2%
A.P. Moeller — Maersk A/S, Class A (a)	142	288,352
A.P. Moeller — Maersk A/S, Class B (a)	301	629,158
Carlsberg A/S, Class B	4,168	343,678
Coloplast A/S, Class B	5,206	393,288

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	39

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Denmark (concluded)
Danske Bank A/S	27,470	$724,195
DSV A/S	6,487	201,608
ISS A/S (b)	5,869	184,990
Novo Nordisk A/S, Class B	79,641	4,251,535
Novozymes A/S, Class B	10,001	456,535
Pandora A/S	4,641	422,540
TDC A/S	36,256	259,773
Tryg A/S	1,005	118,197
Vestas Wind Systems A/S	9,527	392,807
William Demant Holding A/S (b)	641	54,426

		8,721,082
Egypt — 0.0%
Commercial International Bank	31,428	231,675
Global Telecom Holding SAE (b)	69,057	30,285
Talaat Moustafa Group	21,412	29,334
Telecom Egypt	12,924	18,943

		310,237
Finland — 0.6%
Elisa OYJ	5,807	145,834
Fortum OYJ	18,809	394,052
Kone OYJ, Class B	11,878	526,674
Metso OYJ	3,741	109,300
Neste Oil OYJ	5,327	139,780
Nokia OYJ	153,457	1,170,072
Nokian Renkaat OYJ	4,713	140,456
Orion OYJ, Class B	4,256	119,967
Sampo OYJ, Class A	17,473	881,310
Stora Enso OYJ, Class R	20,882	214,710
UPM-Kymmene OYJ	24,075	467,704
Wartsila OYJ	6,761	299,042

		4,608,901
France — 6.9%
Accor SA	8,019	418,159
Aeroports de Paris	1,132	135,301
Air Liquide SA	13,336	1,716,868
Airbus Group NV	24,420	1,587,566
Alcatel-Lucent (b)	114,729	431,319
Alstom SA (b)	10,571	325,282
ArcelorMittal (a)	50,748	476,148
Arkema	2,229	176,528
AtoS	4,829	332,410
AXA SA	77,544	1,951,719
BNP Paribas SA	43,522	2,648,140
Bollore SA	36,855	196,372
Bouygues SA	6,264	245,898
Bureau Veritas SA	11,737	251,814
Cap Gemini SA	5,778	474,036
Carrefour SA	23,685	791,243
Casino Guichard-Perrachon SA	2,964	262,451
Christian Dior SA	2,083	392,058
Common Stocks	Shares	Value
France (continued)
Cie Generale des Etablissements Michelin	7,924	$788,001
CNP Assurances (a)	7,565	132,589
Compagnie de Saint-Gobain	17,969	788,970
Credit Agricole SA	40,506	595,234
Danone SA	22,757	1,534,001
Dassault Systemes SA	4,519	305,821
Edenred	7,704	192,214
EDF	8,410	201,657
Essilor International SA	7,886	905,432
Eurazeo	1,618	110,886
Eutelsat Communications SA	4,668	154,843
Fonciere Des Regions	673	66,643
Fonciere Des Regions (b)	42	4,053
GDF Suez	57,966	1,144,424
Gecina SA	1,165	157,567
Groupe Eurotunnel SA, Registered Shares	14,767	211,700
Hermes International	1,048	370,033
ICADE	1,426	128,832
Iliad SA	930	217,296
Imerys SA	704	51,655
JCDecaux SA	1,720	57,919
Kering	3,064	598,150
Klepierre	8,312	408,170
L’Oreal SA	10,698	1,970,472
Lafarge SA	8,188	532,307
Lagardere SCA	4,159	125,000
Legrand SA	11,592	627,913
LVMH Moet Hennessy Louis Vuitton SA	11,001	1,935,990
Natixis	34,499	258,418
Numericable-SFR (b)	3,879	211,631
Orange SA	73,039	1,172,975
Pernod Ricard SA	8,306	982,116
Peugeot SA (b)	14,491	242,226
Publicis Groupe SA	8,151	628,903
Remy Cointreau SA	373	27,471
Renault SA	7,728	701,935
Rexel SA	9,904	186,748
Safran SA	11,199	782,492
Sanofi	47,144	4,655,894
Schneider Electric SE	20,613	1,604,079
SCOR SE	6,039	203,682
SES SA	15,115	535,830
Societe BIC SA	705	100,442
Societe Generale SA	31,479	1,519,869
Sodexo	3,275	319,422
Suez Environnement Co.	14,638	252,015
Technip SA	5,041	304,919
Thales SA	3,616	200,624
Total SA	84,258	4,188,213
Unibail-Rodamco SE	3,862	1,042,879

40	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Valeo SA	3,128	$466,557
Vallourec SA	3,788	92,456
Veolia Environnement SA	20,094	380,049
Vinci SA	18,505	1,057,259
Vivendi SA (b)	49,481	1,228,504
Wendel SA	1,358	161,867
Zodiac Aerospace	9,179	303,701

		50,944,260
Germany — 6.7%
adidas AG (a)	8,853	699,062
Allianz SE, Registered Shares	18,961	3,291,945
Axel Springer AG	2,564	151,332
BASF SE	36,338	3,597,300
Bayer AG, Registered Shares	32,804	4,907,999
Bayerische Motoren Werke AG	13,640	1,698,659
Bayerische Motoren Werke AG, Preference Shares	1,531	141,412
Beiersdorf AG (a)	4,526	392,447
Brenntag AG	5,796	346,279
Celesio AG	1,037	30,622
Commerzbank AG (b)	38,339	526,824
Continental AG	4,370	1,029,119
Daimler AG, Registered Shares	37,668	3,617,436
Deutsche Annington Immobilien SE (a)	15,748	530,670
Deutsche Bank AG, Registered Shares	56,140	1,945,685
Deutsche Boerse AG	7,830	638,998
Deutsche Lufthansa AG, Registered Shares	12,602	176,462
Deutsche Post AG, Registered Shares	39,987	1,245,791
Deutsche Telekom AG, Registered Shares	133,640	2,444,331
Deutsche Wohnen AG, Bearer Shares	10,427	266,689
E.ON SE	80,936	1,203,431
Fraport AG Frankfurt Airport Services Worldwide	748	44,679
Fresenius Medical Care AG & Co. KGaA	8,567	712,104
Fresenius SE & Co. KGaA	15,886	947,068
Fuchs Petrolub SE, Preference Shares	1,552	61,904
GEA Group AG	6,843	328,952
Hannover Rueck SE	2,956	305,457
HeidelbergCement AG	6,200	490,310
Henkel AG & Co. KGaA	5,377	554,868
Henkel AG & Co. KGaA, Preference Shares	6,854	805,080
Hugo Boss AG	3,305	401,530
Infineon Technologies AG	43,998	523,441

Common Stocks	Shares	Value
Germany (concluded)
K+S AG, Registered Shares (a)	6,648	$216,605
Kabel Deutschland Holding AG (b)	984	127,731
Lanxess AG	3,425	182,159
Linde AG	7,309	1,486,279
MAN SE	2,023	212,959
Merck KGaA	5,239	586,338
Metro AG	7,442	252,208
Muenchener Rueckversicherungs AG, Registered Shares	6,906	1,483,976
Osram Licht AG	3,389	167,766
Porsche Automobil Holding SE, Preference Shares	6,149	602,161
ProSiebenSat.1 Media AG, Registered Shares	8,735	427,254
RWE AG	20,224	514,902
SAP AG	37,038	2,677,008
Siemens AG, Registered Shares	31,360	3,391,714
Symrise AG	4,423	278,886
Telefonica Deutschland Holding AG (b)	33,908	194,986
ThyssenKrupp AG	17,591	460,536
TUI AG	16,587	291,004
United Internet AG, Registered Shares	4,712	213,874
Volkswagen AG	1,298	333,745
Volkswagen AG, Preference Shares	6,327	1,677,936

		49,837,913
Greece — 0.1%
Alpha Bank AE (b)	199,078	58,970
Eurobank Ergasias SA (b)	225,111	25,402
FF Group (b)	440	13,078
Hellenic Telecommunications Organization SA (b)	12,770	113,105
JUMBO SA	1,999	20,806
National Bank of Greece SA (b)	51,085	61,025
OPAP SA	8,833	82,443
Piraeus Bank SA (b)	86,435	33,360
Public Power Corp. SA (b)	2,220	13,549
Titan Cement Co. SA	990	22,665

		444,403
Hong Kong — 3.4%
AIA Group Ltd.	479,400	3,009,904
Alibaba Health Information Technology Ltd. (b)	202,000	176,657
Alibaba Pictures Group Ltd. (b)	640,000	236,100
ASM Pacific Technology Ltd.	6,300	65,574
Bank of East Asia Ltd.	59,000	235,026
Beijing Enterprises Holdings Ltd.	17,500	137,487
Beijing Enterprises Water Group Ltd. (b)	232,000	157,761
Belle International Holdings Ltd.	150,000	175,098

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	41

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (continued)
BOC Hong Kong Holdings Ltd.	143,500	$511,787
Brilliance China Automotive Holdings Ltd.	148,000	284,915
Cathay Pacific Airways Ltd.	32,000	74,050
Cheung Kong Infrastructure Holdings Ltd.	29,000	249,075
China Agri-Industries Holdings Ltd.	43,100	16,696
China Everbright International Ltd.	107,000	179,460
China Everbright Ltd.	48,000	125,099
China Gas Holdings Ltd.	74,000	121,084
China Merchants Holdings International Co. Ltd.	60,000	235,128
China Mobile Ltd.	244,000	3,179,903
China Overseas Land & Investment Ltd.	158,000	510,245
China Resources Cement Holdings Ltd.	90,000	50,873
China Resources Enterprise Ltd.	26,000	50,977
China Resources Gas Group Ltd.	48,000	149,338
China Resources Land Ltd.	83,111	234,889
China Resources Power Holdings Co., Ltd.	64,000	160,505
China South City Holdings, Ltd.	94,000	30,783
China State Construction International Holdings Ltd.	44,000	61,258
China Taiping Insurance Holdings Co. Ltd. (b)	49,072	167,395
CITIC Ltd.	82,000	140,350
CK Hutchison Holdings Ltd.	56,500	1,154,324
CLP Holdings Ltd.	86,000	751,650
COSCO Pacific Ltd.	36,000	47,156
ENN Energy Holdings Ltd.	28,000	171,930
Far East Horizon Ltd.	141,000	128,966
First Pacific Co. Ltd.	140,000	139,772
Franshion Properties China Ltd.	326,000	98,864
Galaxy Entertainment Group Ltd.	88,000	399,550
GCL-Poly Energy Holdings Ltd. (a)(b)	431,000	114,108
Geely Automobile Holdings Ltd.	365,000	187,499
GOME Electrical Appliances Holding Ltd.	266,000	38,317
Guangdong Investment Ltd.	106,000	139,005
Haier Electronics Group Co. Ltd.	48,000	125,645
Hanergy Thin Film Power Group, Ltd. (a)(b)	496,000	446,567
Hang Lung Properties Ltd.	120,000	337,140
Hang Seng Bank Ltd.	32,400	586,403
Henderson Land Development Co. Ltd.	37,500	263,440
HKT Trust & HKT Ltd.	64,900	83,630
Hong Kong & China Gas Co. Ltd.	284,846	659,574
Hong Kong Exchanges & Clearing Ltd.	40,400	990,294

Common Stocks	Shares	Value
Hong Kong (concluded)
Hutchison Whampoa Ltd.	84,000	$1,164,311
Hysan Development Co. Ltd.	25,000	109,582
Kerry Properties Ltd.	16,500	57,276
Kingboard Chemical Holdings Ltd.	18,200	28,803
Kunlun Energy Co. Ltd.	134,000	130,149
Lee & Man Paper Manufacturing Ltd.	34,000	16,445
Li & Fung Ltd.	250,000	244,110
The Link REIT	87,500	539,803
MGM China Holdings Ltd.	27,200	51,103
MTR Corp.	47,000	223,546
New World China Land Ltd.	214,000	136,867
New World Development Co. Ltd.	280,666	325,387
Nine Dragons Paper Holdings Ltd.	178,000	111,304
NWS Holdings Ltd.	52,186	86,921
PCCW Ltd.	84,000	51,330
Power Assets Holdings Ltd.	61,000	622,678
Sands China Ltd.	108,400	448,259
Shanghai Industrial Holdings, Ltd.	15,000	46,237
Shangri-La Asia Ltd.	32,000	43,947
Shimao Property Holdings Ltd.	51,000	107,013
Sino Biopharmaceutical Ltd.	132,000	133,542
Sino Land Co. Ltd.	112,800	183,935
SJM Holdings Ltd.	69,000	90,119
Sun Art Retail Group Ltd. (a)	110,000	95,817
Sun Hung Kai Properties Ltd.	72,000	1,110,203
Swire Pacific Ltd., Class A	27,000	367,537
Swire Properties Ltd.	42,600	138,358
Techtronic Industries Co.	52,500	176,998
WH Group Ltd. (b)(c)	113,500	64,469
Wharf Holdings Ltd.	59,000	411,870
Wheelock & Co. Ltd.	32,000	163,523
Wynn Macau Ltd.	51,200	110,650
Yue Yuen Industrial Holdings Ltd.	19,000	67,230
Yuexiu Property Co. Ltd.	106,400	20,878

		25,271,451
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	997	43,169
OTP Bank PLC	11,103	209,609
Richter Gedeon Nyrt	3,173	43,527

		296,305
India — 1.6%
ACC Ltd.	1,747	43,623
Adani Enterprises Ltd.	5,116	50,377
Adani Ports & Special Economic Zone Ltd.	19,260	94,834
Aditya Birla Nuvo Ltd.	1,463	38,930
Ambuja Cements Ltd.	26,422	107,788
Apollo Hospitals Enterprise Ltd.	2,966	64,834
Asian Paints Ltd.	11,155	144,718
Aurobindo Pharma Ltd.	5,085	99,349

42	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
India (continued)
Bajaj Auto Ltd.	3,253	$104,858
Bharat Heavy Electricals Ltd.	22,772	85,759
Bharat Petroleum Corp. Ltd.	6,728	87,235
Bharti Airtel Ltd.	23,245	145,978
Bosch Ltd.	292	118,614
Cairn India Ltd.	17,443	59,701
Cipla Ltd.	13,384	152,325
Coal India Ltd.	26,935	155,999
Dabur India Ltd.	20,426	86,620
Divi’s Laboratories Ltd.	1,544	44,076
DLF Ltd.	16,579	41,794
Dr. Reddy’s Laboratories Ltd. — ADR	4,517	257,921
GAIL India Ltd.	12,294	76,338
GlaxoSmithKline Consumer Healthcare Ltd.	391	39,362
Godrej Consumer Products Ltd.	4,619	76,775
HCL Technologies Ltd.	18,000	281,191
Hero MotoCorp Ltd.	1,935	81,700
Hindalco Industries Ltd.	43,227	89,082
Hindustan Unilever Ltd.	29,351	409,964
Housing Development Finance Corp.	60,354	1,268,952
ICICI Bank Ltd. — ADR	20,733	214,794
Idea Cellular Ltd.	41,835	122,908
Infosys Ltd.	100	3,519
Infosys Ltd. — ADR	37,656	1,320,972
ITC Ltd.	86,694	450,685
Jindal Steel & Power Ltd.	14,187	35,546
JSW Steel Ltd.	3,280	47,548
Larsen & Toubro Ltd. — GDR	12,158	337,558
LIC Housing Finance Ltd.	10,760	75,268
Mahindra & Mahindra Financial Services Ltd.	10,804	43,916
Mahindra & Mahindra Ltd. — GDR	13,518	258,870
Motherson Sumi Systems Ltd.	8,204	67,431
Nestle India Ltd.	897	99,579
NTPC Ltd.	63,930	150,042
Oil & Natural Gas Corp. Ltd.	29,850	146,113
Oil India Ltd.	4,661	33,883
Piramal Enterprises Ltd.	2,676	37,242
Power Finance Corp. Ltd.	10,235	44,679
Ranbaxy Laboratories Ltd. (b)	5,000	65,025
Reliance Communications Ltd. (b)	32,595	30,875
Reliance Industries Ltd. — GDR (c)	27,499	727,349
Reliance Infrastructure Ltd.	4,078	28,306
Rural Electrification Corp., Ltd.	11,484	61,224
Sesa Sterlite Ltd. — ADR	11,497	142,563
Shriram Transport Finance Co. Ltd.	5,718	101,905
Siemens Ltd.	2,761	61,741
State Bank of India — GDR	5,712	241,617
Sun Pharmaceutical Industries Ltd.	28,101	459,764
Tata Consultancy Services Ltd.	20,724	845,749
Tata Motors Ltd. — ADR	5,695	256,617

Common Stocks	Shares	Value
India (concluded)
Tata Power Co. Ltd.	42,988	$53,006
Tata Steel Ltd.	11,672	59,160
Tech Mahindra Ltd.	11,300	113,702
UltraTech Cement Ltd.	1,383	63,629
United Breweries Ltd.	2,563	40,959
United Spirits Ltd. (b)	1,690	98,765
Wipro Ltd. — ADR	18,332	244,182
Zee Entertainment Enterprises Ltd.	20,478	111,821

		11,607,209
Indonesia — 0.6%
Adaro Energy Tbk PT	230,400	16,697
Astra Agro Lestari Tbk PT	11,500	21,346
Astra International Tbk PT	854,400	559,606
Bank Central Asia Tbk PT	515,500	584,242
Bank Danamon Indonesia Tbk PT	186,600	73,105
Bank Mandiri Persero Tbk PT	407,400	388,525
Bank Negara Indonesia Persero Tbk PT	405,600	223,925
Bank Rakyat Indonesia Persero Tbk PT	464,200	470,845
Bumi Serpong Damai Tbk PT	111,800	18,227
Charoen Pokphand Indonesia Tbk PT	271,300	73,525
Global Mediacom Tbk PT	137,600	18,389
Gudang Garam Tbk PT	9,800	38,210
Indo Tambangraya Megah Tbk PT	4,400	5,672
Indocement Tunggal Prakarsa Tbk PT	88,600	148,392
Indofood CBP Sukses Makmur Tbk PT	18,900	21,186
Indofood Sukses Makmur Tbk PT	331,300	188,663
Jasa Marga Persero Tbk PT	71,000	39,056
Kalbe Farma Tbk PT	858,400	122,476
Lippo Karawaci Tbk PT	416,900	43,014
Matahari Department Store Tbk PT	64,300	96,695
Media Nusantara Citra Tbk PT	60,162	13,170
Perusahaan Gas Negara Persero Tbk PT	426,200	156,214
Semen Indonesia Persero Tbk PT	106,000	110,514
Surya Citra Media Tbk PT	84,000	21,795
Tambang Batubara Bukit Asam Persero Tbk PT	29,500	24,187
Telekomunikasi Indonesia Persero Tbk PT	2,139,800	471,817
Tower Bersama Infrastructure Tbk PT	38,000	27,537
Unilever Indonesia Tbk PT	62,700	189,943
United Tractors Tbk PT	67,700	112,664

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	43

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Indonesia (concluded)
XL Axiata Tbk PT	82,000	$27,245

		4,306,882
Ireland — 0.6%
Bank of Ireland (b)	1,235,608	471,444
CRH PLC	31,400	821,199
Experian PLC	37,841	626,382
James Hardie Industries SE	13,437	155,437
Kerry Group PLC, Class A	5,274	354,429
Shire PLC	25,045	1,996,664

		4,425,555
Israel — 0.4%
Bank Hapoalim BM	66,126	317,958
Bank Leumi Le-Israel BM (b)	44,483	164,955
Bezeq The Israeli Telecommunication Corp. Ltd.	66,621	124,058
Delek Group Ltd.	69	17,757
Israel Chemicals Ltd.	18,197	129,240
The Israel Corp. Ltd.	40	13,933
Mizrahi Tefahot Bank Ltd. (b)	8,332	84,551
NICE Systems Ltd.	2,571	156,930
Teva Pharmaceutical Industries Ltd.	34,629	2,164,216

		3,173,598
Italy — 1.5%
Assicurazioni Generali SpA	43,651	858,273
Atlantia SpA	18,712	491,384
Banca Monte dei Paschi di Siena SpA (b)	197,979	131,396
Banco Popolare SC (b)	14,013	218,142
Enel Green Power SpA	101,500	189,263
Enel SpA	255,227	1,152,968
Eni SpA	98,245	1,700,439
Exor SpA	3,768	170,917
Finmeccanica SpA (b)	15,326	182,044
Intesa Sanpaolo SpA	527,913	1,781,950
Luxottica Group SpA	5,894	373,300
Mediobanca SpA	19,428	185,878
Pirelli & C SpA	9,574	158,476
Prysmian SpA	10,105	208,263
Saipem SpA (b)	17,006	172,985
Snam SpA	95,547	463,798
Telecom Italia SpA (b)	423,292	495,633
Telecom Italia SpA, Non- Convertible Savings Shares	219,492	206,392
Tenaris SA	23,292	326,508
Terna — Rete Elettrica Nazionale SpA	46,233	203,584
UniCredit SpA	174,683	1,184,577
Unione di Banche Italiane SCpA	40,601	316,651

Common Stocks	Shares	Value
Italy (concluded)
UnipolSai SpA	18,299	$53,245

		11,226,066
Japan — 15.7%
ABC-Mart, Inc.	300	17,546
Acom Co. Ltd. (b)	5,700	19,766
Advantest Corp.	12,400	156,332
Aeon Co. Ltd.	23,500	257,781
AEON Financial Service Co. Ltd. (a)	4,000	100,905
Aeon Mall Co. Ltd.	5,190	102,778
Air Water, Inc.	4,000	71,431
Aisin Seiki Co. Ltd.	6,900	250,162
Ajinomoto Co., Inc.	25,000	548,461
Alfresa Holdings Corp.	4,000	56,365
Amada Co. Ltd.	12,700	122,310
ANA Holdings, Inc. (a)	52,000	139,213
Aozora Bank Ltd.	46,000	163,050
Asahi Glass Co. Ltd. (a)	35,000	229,250
Asahi Group Holdings Ltd.	16,400	520,018
Asahi Kasei Corp.	48,000	458,382
Asics Corp.	6,100	165,995
Astellas Pharma, Inc.	84,500	1,384,523
The Bank of Kyoto Ltd.	8,000	83,847
The Bank of Yokohama Ltd.	56,000	327,972
Benesse Holdings, Inc.	1,100	34,604
Bridgestone Corp.	26,300	1,053,050
Brother Industries Ltd.	7,500	119,159
Calbee, Inc.	3,500	151,942
Canon, Inc.	45,400	1,606,310
Casio Computer Co. Ltd. (a)	8,100	153,427
Central Japan Railway Co.	5,900	1,066,245
The Chiba Bank Ltd.	23,000	168,568
Chiyoda Corp. (a)	9,000	76,883
Chubu Electric Power Co., Inc.	23,700	282,597
Chugai Pharmaceutical Co. Ltd.	9,000	284,048
The Chugoku Bank Ltd.	4,000	59,728
The Chugoku Electric Power Co., Inc.	14,700	191,619
Citizen Holdings Co. Ltd.	14,200	108,835
COLOPL, Inc. (a)	1,500	32,335
Credit Saison Co. Ltd.	7,700	138,129
Dai Nippon Printing Co. Ltd.	26,000	252,541
The Dai-ichi Life Insurance Co. Ltd.	43,100	625,170
Daicel Corp.	7,000	83,437
Daihatsu Motor Co. Ltd. (a)	8,100	123,894
Daiichi Sankyo Co. Ltd. (a)	29,200	464,014
Daikin Industries Ltd. (a)	9,900	661,855
Daito Trust Construction Co. Ltd.	2,500	279,164
Daiwa House Industry Co. Ltd.	26,300	518,380
Daiwa Securities Group, Inc.	73,000	574,648
Denso Corp.	19,400	884,355
Dentsu, Inc.	8,900	380,729
Don Quijote Co. Ltd.	2,200	178,834

44	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
East Japan Railway Co.	14,700	$1,177,969
Eisai Co. Ltd. (a)	10,100	718,391
Electric Power Development Co. Ltd.	7,100	239,178
FamilyMart Co. Ltd. (a)	1,400	58,658
FANUC Corp.	7,800	1,702,847
Fast Retailing Co. Ltd.	2,200	850,648
Fuji Electric Co. Ltd.	13,000	61,334
Fuji Heavy Industries Ltd.	24,000	796,709
FUJIFILM Holdings Corp.	17,800	633,263
Fujitsu Ltd.	86,000	586,489
Fukuoka Financial Group, Inc.	25,000	128,562
GungHo Online Entertainment, Inc.	8,800	34,377
The Gunma Bank Ltd.	8,000	54,044
The Hachijuni Bank Ltd.	10,000	70,511
Hakuhodo DY Holdings, Inc.	5,800	61,661
Hamamatsu Photonics KK	6,400	192,910
Hankyu Hanshin Holdings, Inc.	37,000	228,564
Hikari Tsushin, Inc.	1,800	116,578
Hino Motors Ltd.	8,600	122,366
Hirose Electric Co. Ltd.	735	94,632
The Hiroshima Bank Ltd.	22,000	118,566
Hisamitsu Pharmaceutical Co., Inc. (a)	1,100	45,178
Hitachi Chemical Co. Ltd.	1,600	34,166
Hitachi Construction Machinery Co. Ltd. (a)	4,600	80,298
Hitachi High-Technologies Corp.	1,600	48,692
Hitachi Ltd.	210,000	1,434,269
Hitachi Metals Ltd.	8,000	122,612
Hokuhoku Financial Group, Inc.	29,000	64,643
Hokuriku Electric Power Co.	15,000	198,487
Honda Motor Co. Ltd.	67,700	2,209,926
Hoya Corp.	16,700	668,573
Hulic Co. Ltd.	9,000	101,124
Ibiden Co. Ltd.	2,300	38,773
Idemitsu Kosan Co. Ltd. (a)	2,400	41,799
IHI Corp.	45,000	210,408
Iida Group Holdings Co. Ltd.	6,800	84,595
Inpex Corp.	36,800	405,491
Isetan Mitsukoshi Holdings Ltd.	11,200	185,055
Isuzu Motors Ltd.	25,100	333,014
ITOCHU Corp.	65,200	705,586
Itochu Techno-Solutions Corp.	6,000	124,466
The Iyo Bank Ltd.	8,700	103,176
J. Front Retailing Co. Ltd.	9,700	152,277
Japan Airlines Co. Ltd.	5,100	158,647
Japan Display, Inc. (a)(b)	27,800	99,186
Japan Exchange Group, Inc.	11,000	318,481
Japan Prime Realty Investment Corp.	41	141,190
Japan Real Estate Investment Corp.	56	263,401

Common Stocks	Shares	Value
Japan (continued)
Japan Retail Fund Investment Corp.	80	$158,967
Japan Tobacco, Inc.	44,500	1,406,861
JFE Holdings, Inc.	22,200	490,023
JGC Corp.	7,000	139,002
The Joyo Bank Ltd.	14,000	71,948
JSR Corp.	6,300	109,098
JTEKT Corp.	6,900	107,581
JX Holdings, Inc.	104,000	400,156
Kajima Corp.	31,000	143,723
Kakaku.com, Inc. (a)	7,400	122,794
Kamigumi Co. Ltd.	18,000	169,923
Kaneka Corp.	19,000	133,580
The Kansai Electric Power Co., Inc. (b)	23,100	220,163
Kansai Paint Co. Ltd.	8,000	145,598
Kao Corp.	21,400	1,068,588
Kawasaki Heavy Industries Ltd.	52,000	262,341
KDDI Corp.	70,800	1,599,551
Keihan Electric Railway Co. Ltd. (a)	15,000	91,287
Keikyu Corp.	22,000	175,850
Keio Corp.	27,000	211,465
Keisei Electric Railway Co. Ltd.	7,000	86,880
Keyence Corp.	1,820	993,168
Kikkoman Corp. (a)	5,000	158,546
Kintetsu Corp.	58,000	212,795
Kirin Holdings Co. Ltd.	35,400	464,316
Kobe Steel Ltd.	126,000	232,396
Koito Manufacturing Co. Ltd.	3,500	105,241
Komatsu Ltd.	38,000	744,902
Konami Corp. (a)	1,900	35,545
Konica Minolta, Inc.	16,300	165,190
Kubota Corp.	45,000	710,951
Kuraray Co. Ltd.	12,600	170,601
Kurita Water Industries Ltd.	7,400	178,778
Kyocera Corp.	13,100	715,951
Kyowa Hakko Kirin Co. Ltd.	12,000	156,418
Kyushu Electric Power Co., Inc. (b)	13,300	128,860
Lawson, Inc. (a)	2,600	180,232
LIXIL Group Corp.	9,700	229,558
M3, Inc.	9,700	205,784
Mabuchi Motor Co. Ltd.	2,300	121,674
Makita Corp.	4,300	222,827
Marubeni Corp.	74,000	427,830
Marui Group Co. Ltd.	9,500	107,651
Maruichi Steel Tube Ltd. (a)	4,400	104,148
Mazda Motor Corp.	22,500	455,891
McDonald’s Holdings Co. Japan Ltd. (a)	1,500	33,242
Medipal Holdings Corp.	3,000	39,102
Meiji Holdings Co. Ltd.	2,500	304,524
Minebea Co. Ltd.	12,000	188,741
Miraca Holdings, Inc.	2,400	110,335

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	45

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Mitsubishi Chemical Holdings Corp.	55,100	$319,859
Mitsubishi Corp.	55,600	1,117,217
Mitsubishi Electric Corp.	76,000	902,232
Mitsubishi Estate Co. Ltd.	51,000	1,182,789
Mitsubishi Gas Chemical Co., Inc.	31,000	152,560
Mitsubishi Heavy Industries Ltd.	124,000	682,282
Mitsubishi Logistics Corp. (a)	2,000	31,127
Mitsubishi Materials Corp.	37,000	124,329
Mitsubishi Motors Corp.	21,000	189,352
Mitsubishi Tanabe Pharma Corp.	11,400	195,571
Mitsubishi UFJ Financial Group, Inc.	510,400	3,161,117
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,500	56,831
Mitsui & Co. Ltd.	70,000	937,452
Mitsui Chemicals, Inc.	37,000	118,651
Mitsui Fudosan Co. Ltd.	39,000	1,145,352
Mitsui OSK Lines Ltd. (a)	47,000	159,409
Mixi, Inc. (a)	1,800	72,763
Mizuho Financial Group, Inc.	935,200	1,643,592
MS&AD Insurance Group Holdings, Inc.	20,500	573,918
Murata Manufacturing Co. Ltd.	8,200	1,126,181
Nabtesco Corp.	3,900	112,668
Nagoya Railroad Co. Ltd.	31,000	123,785
Namco Bandai Holdings, Inc.	6,600	128,462
NEC Corp.	58,000	170,370
Nexon Co. Ltd.	1,500	15,974
NGK Insulators Ltd.	11,000	234,372
NGK Spark Plug Co. Ltd.	8,500	228,174
NH Foods Ltd.	8,000	184,349
NHK Spring Co. Ltd.	14,000	145,643
Nidec Corp. (a)	9,400	623,988
Nikon Corp. (a)	13,300	178,333
Nintendo Co. Ltd. (a)	4,300	630,917
Nippon Building Fund, Inc.	50	245,626
Nippon Electric Glass Co. Ltd.	9,000	43,985
Nippon Express Co. Ltd.	31,000	173,207
Nippon Paint Co. Ltd.	6,000	219,340
Nippon Prologis REIT, Inc.	53	116,673
Nippon Steel & Sumitomo Metal	315,475	793,231
Nippon Telegraph & Telephone Corp.	15,500	956,831
Nippon Yusen KK	59,000	169,727
Nissan Motor Co. Ltd.	98,400	1,000,781
Nisshin Seifun Group, Inc.	3,300	38,842
Nissin Foods Holdings Co. Ltd.	3,500	172,011
Nitori Holdings Co. Ltd.	2,900	196,311
Nitto Denko Corp.	6,600	440,708
NOK Corp.	2,000	60,135
Nomura Holdings, Inc.	144,900	851,089
Nomura Real Estate Holdings, Inc.	5,200	93,648

Common Stocks	Shares	Value
Japan (continued)
Nomura Research Institute Ltd.	3,700	$139,010
NSK Ltd.	17,000	248,125
NTT Data Corp.	4,900	212,819
NTT DoCoMo, Inc.	63,300	1,106,232
NTT Urban Development Corp.	2,400	23,973
Obayashi Corp.	23,000	149,087
Odakyu Electric Railway Co. Ltd. (a)	21,000	213,884
Oji Holdings Corp.	16,000	65,465
Olympus Corp. (a)(b)	9,900	367,048
Omron Corp.	8,900	400,937
Ono Pharmaceutical Co. Ltd. (a)	3,400	383,669
Oracle Corp. Japan	700	30,124
Oriental Land Co. Ltd.	7,600	575,457
ORIX Corp.	54,000	758,760
Osaka Gas Co. Ltd.	68,000	284,361
Otsuka Corp.	1,200	51,138
Otsuka Holdings Co. Ltd.	15,100	472,383
Panasonic Corp.	91,400	1,200,268
Park24 Co. Ltd.	8,400	171,862
Rakuten, Inc.	30,700	540,570
Recruit Holdings Co. Ltd.	5,800	180,968
Resona Holdings, Inc.	98,300	487,840
Ricoh Co. Ltd.	31,300	340,338
Rinnai Corp.	900	66,700
Rohm Co. Ltd.	3,400	232,332
Sankyo Co. Ltd.	700	24,862
Sanrio Co. Ltd. (a)	4,800	128,221
Santen Pharmaceutical Co. Ltd.	14,500	211,494
SBI Holdings, Inc.	8,850	107,133
Secom Co. Ltd.	9,000	600,302
Sega Sammy Holdings, Inc.	6,900	100,536
Seibu Holdings, Inc. (a)	6,200	160,158
Seiko Epson Corp. (a)	9,800	173,571
Sekisui Chemical Co. Ltd.	19,000	246,525
Sekisui House Ltd.	22,600	328,153
Seven & I Holdings Co. Ltd.	30,000	1,260,698
Seven Bank Ltd. (a)	27,800	137,074
Sharp Corp. (a)(b)	54,000	105,770
Shikoku Electric Power Co., Inc. (b)	8,000	98,462
Shimadzu Corp.	11,000	122,506
Shimamura Co. Ltd.	900	83,359
Shimano, Inc.	3,500	520,107
Shimizu Corp.	19,000	128,455
Shin-Etsu Chemical Co. Ltd.	16,400	1,070,725
Shinsei Bank Ltd. (a)	61,000	121,289
Shionogi & Co. Ltd.	10,900	362,867
Shiseido Co. Ltd. (a)	14,500	257,231
The Shizuoka Bank Ltd.	20,000	199,473
Showa Shell Sekiyu KK (a)	13,900	126,957
SMC Corp.	2,200	655,080
Softbank Corp.	38,400	2,236,393
Sompo Japan Nipponkoa Holdings, Inc.	15,200	472,543

46	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Sony Corp. (b)	47,100	$1,259,624
Sony Financial Holdings, Inc.	6,900	110,993
Stanley Electric Co. Ltd.	5,100	115,119
Sumitomo Chemical Co. Ltd.	58,000	297,682
Sumitomo Corp.	50,200	535,682
Sumitomo Dainippon Pharma Co. Ltd. (a)	3,900	46,192
Sumitomo Electric Industries Ltd.	34,700	454,863
Sumitomo Heavy Industries Ltd.	20,000	130,886
Sumitomo Metal Mining Co. Ltd.	22,000	321,546
Sumitomo Mitsui Financial Group, Inc.	51,500	1,972,686
Sumitomo Mitsui Trust Holdings, Inc.	146,000	606,495
Sumitomo Realty & Development Co. Ltd.	14,000	504,019
Sumitomo Rubber Industries Ltd.	4,300	79,263
Suntory Beverage & Food Ltd.	6,300	269,760
Suruga Bank Ltd.	8,300	172,363
Suzuken Co. Ltd.	1,870	56,999
Suzuki Motor Corp.	15,000	450,513
Sysmex Corp.	5,100	282,779
T&D Holdings, Inc.	20,300	278,843
Taiheiyo Cement Corp.	49,000	149,611
Taisei Corp.	38,000	214,483
Taisho Pharmaceutical Holdings Co. Ltd.	800	59,442
Taiyo Nippon Sanso Corp. (a)	4,000	54,431
Takashimaya Co. Ltd.	13,000	127,707
Takeda Pharmaceutical Co. Ltd.	31,700	1,582,397
TDK Corp.	4,900	346,957
Teijin Ltd.	31,000	105,177
Terumo Corp.	13,400	352,995
THK Co. Ltd.	4,000	101,643
Tobu Railway Co. Ltd.	57,000	270,050
Toho Co. Ltd.	5,000	122,254
Toho Gas Co. Ltd. (a)	18,000	104,925
Tohoku Electric Power Co., Inc.	15,700	178,327
Tokio Marine Holdings, Inc.	28,000	1,056,910
The Tokyo Electric Power Co., Inc. (b)	50,500	191,140
Tokyo Electron Ltd.	7,000	485,546
Tokyo Gas Co. Ltd.	101,000	634,960
Tokyo Tatemono Co. Ltd.	16,000	117,221
Tokyu Corp.	36,000	222,724
Tokyu Fudosan Holdings Corp.	16,800	114,586
TonenGeneral Sekiyu KK	7,000	60,369
Toppan Printing Co. Ltd.	23,000	176,924
Toray Industries, Inc.	65,000	544,048
Toshiba Corp.	165,000	691,360
Toto Ltd. (a)	11,000	163,338
Toyo Seikan Kaisha Ltd. (a)	3,500	51,193
Toyo Suisan Kaisha Ltd.	2,900	102,029
Common Stocks	Shares	Value
Japan (concluded)
Toyoda Gosei Co. Ltd.	4,300	$95,989
Toyota Industries Corp.	6,100	348,901
Toyota Motor Corp.	111,700	7,797,076
Toyota Tsusho Corp.	10,200	269,867
Trend Micro, Inc.	4,200	138,392
Unicharm Corp.	15,000	392,700
United Urban Investment Corp.	99	154,333
USS Co. Ltd.	12,100	209,083
West Japan Railway Co.	7,600	398,471
Yahoo! Japan Corp. (a)	54,500	224,795
Yakult Honsha Co. Ltd.	3,400	236,853
Yamada Denki Co. Ltd.	39,300	161,835
Yamaguchi Financial Group, Inc. (a)	4,000	45,973
Yamaha Corp.	5,700	99,536
Yamaha Motor Co. Ltd.	10,700	257,770
Yamato Holdings Co. Ltd.	12,800	295,023
Yamato Kogyo Co. Ltd.	4,200	101,236
Yamazaki Baking Co. Ltd.	7,000	126,128
Yaskawa Electric Corp. (a)	8,100	118,375
Yokogawa Electric Corp. (a)	8,400	90,498
The Yokohama Rubber Co. Ltd.	10,000	103,081

		116,352,960
Luxembourg — 0.1%
Altice SA (b)	3,302	358,065
RTL Group SA	1,615	155,299

		513,364
Malaysia — 0.7%
AirAsia Bhd	60,100	38,622
Alliance Financial Group Bhd	90,800	117,309
AMMB Holdings Bhd	68,900	118,184
Astro Malaysia Holdings Bhd	29,600	25,534
Axiata Group Bhd	89,900	171,745
Berjaya Sports Toto Bhd	117,638	106,727
British American Tobacco Malaysia Bhd	3,100	57,465
Bumi Armada Bhd (b)	45,600	12,656
CIMB Group Holdings Bhd	239,100	401,385
Dialog Group BHD	142,134	60,502
DiGi.Com Bhd	113,000	192,081
Felda Global Ventures Holdings Bhd	89,900	52,603
Gamuda Bhd	39,600	54,532
Genting Bhd	78,100	189,564
Genting Malaysia Bhd	106,100	121,058
Genting Plantations Bhd	10,000	27,380
Hong Leong Bank Bhd	14,040	54,060
Hong Leong Financial Group Bhd	7,000	31,980
IHH Healthcare Bhd	96,200	156,112
IJM Corp. Bhd	89,100	173,101
IOI Corp. Bhd	102,200	126,663

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	47

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Malaysia (concluded)
IOI Properties Group Sdn Bhd	23,273	$13,679
Kuala Lumpur Kepong Bhd	17,500	107,783
Lafarge Malayan Cement Bhd	17,500	46,544
Malayan Banking Bhd	201,200	506,892
Malaysia Airports Holdings Bhd	11,300	21,353
Maxis Bhd	66,600	129,086
MISC Bhd	27,400	62,685
Petronas Chemicals Group Bhd	126,000	191,488
Petronas Dagangan Bhd	6,100	32,953
Petronas Gas Bhd	27,300	169,690
PPB Group Bhd	12,600	52,314
Public Bank BHD	113,320	577,692
RHB Capital Bhd	12,900	27,543
Sapurakencana Petroleum Bhd	220,700	140,354
Sime Darby Bhd	108,300	271,059
Telekom Malaysia Bhd	20,200	39,549
Tenaga Nasional Bhd	162,200	628,003
UEM Land Holdings Bhd	242,200	90,041
UMW Holdings Bhd	10,900	31,941
YTL Corp. Bhd	113,160	51,027
YTL Power International Bhd	42,000	16,999

		5,497,938
Malta — 0.0%
Brait SE (b)	6,500	44,748
Mexico — 1.0%
Alfa SAB de CV, Series A (b)	100,500	202,931
America Movil SAB de CV, Series L	1,336,800	1,372,425
Arca Continental SAB de CV (b)	15,972	98,103
Cemex SAB de CV (b)	523,720	496,819
Coca-Cola Femsa SAB de CV, Series L	12,800	102,175
Controladora Comercial Mexicana SAB de CV	6,300	20,246
El Puerto de Liverpool SAB de CV, Series C1 (b)	4,400	51,925
Fibra Uno Administracion SA de CV	78,700	208,494
Fomento Economico Mexicano SAB de CV (b)	82,600	774,962
Genomma Lab Internacional SAB de CV, Series B (b)	21,500	20,367
Gentera SAB de CV (b)	37,100	66,813
Gruma SAB de CV	10,000	126,948
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,700	43,924
Grupo Aeroportuario del Sureste SAB de CV, Class B (b)	3,600	48,505
Grupo Bimbo SAB de CV, Series A (b)	64,700	183,494
Grupo Carso SAB de CV, Series A1	14,900	61,921
Grupo Comercial Chedraui SA de CV (b)	41,000	124,047
Common Stocks	Shares	Value
Mexico (concluded)
Grupo Financiero Banorte SAB de CV, Series O	110,000	$638,358
Grupo Financiero Inbursa SAB de CV, Series O	99,700	251,775
Grupo Financiero Santander Mexico SAB de CV, Series B	92,800	202,896
Grupo Lala SAB de CV	9,900	20,088
Grupo Mexico SAB de CV, Series B	151,223	446,625
Grupo Televisa SAB CPO (b)	109,200	721,629
Industrias Penoles SAB de CV	2,850	49,592
Kimberly-Clark de Mexico SAB de CV, Class A	36,900	77,363
Mexichem SAB de CV	35,730	93,322
Minera Frisco SAB de CV, Series A1 (b)	81,100	87,462
OHL Mexico SAB de CV (b)	42,200	80,258
Promotora y Operadora de Infraestructura SAB de CV (b)	9,700	103,471
Wal-Mart de Mexico SAB de CV	233,200	582,637

		7,359,575
Netherlands — 3.0%
Aegon NV	75,109	593,035
Akzo Nobel NV	9,777	739,235
ASML Holding NV	14,122	1,431,682
CNH Industrial NV (a)	45,146	369,984
Delta Lloyd NV	8,296	156,462
Gemalto NV (a)	2,808	223,737
Heineken Holding NV	5,586	384,397
Heineken NV	9,277	708,083
ING Groep NV CVA (b)	153,173	2,243,675
Koninklijke Ahold NV	35,466	698,888
Koninklijke Boskalis Westminster NV	2,923	144,071
Koninklijke DSM NV	7,134	397,609
Koninklijke KPN NV	148,504	503,377
Koninklijke Philips Electronics NV	36,831	1,044,894
Koninklijke Vopak NV	2,494	137,636
NN Group NV (b)	7,768	220,221
OCI NV (b)	3,417	105,747
QIAGEN NV (b)	10,835	271,898
Randstad Holding NV	5,180	314,011
Reed Elsevier NV	31,651	788,667
Royal Dutch Shell PLC, Class A	155,282	4,617,633
Royal Dutch Shell PLC, Class B	96,755	3,013,947
TNT Express NV	19,603	124,514
Unilever NV CVA	66,334	2,771,935
Wolters Kluwer NV	10,907	356,164

		22,361,502
New Zealand — 0.1%
Auckland International Airport Ltd.	23,568	79,163
Contact Energy Ltd.	8,655	38,648

48	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
New Zealand (concluded)
Fletcher Building Ltd.	30,613	$192,271
Meridian Energy Ltd.	22,039	33,317
Mighty River Power Ltd. (a)	12,773	29,578
Ryman Healthcare Ltd. (a)	13,399	78,414
Spark New Zealand Ltd.	65,332	145,295

		596,686
Norway — 0.5%
DnB NOR ASA (a)	41,116	659,899
Gjensidige Forsikring ASA	7,893	136,188
Norsk Hydro ASA	59,486	312,678
Orkla ASA	34,406	259,673
Seadrill Ltd. (a)	18,960	177,534
Statoil ASA	46,760	826,782
Subsea 7 SA (a)	12,237	105,082
Telenor ASA	28,833	581,861
Yara International ASA	7,531	382,370

		3,442,067
Peru — 0.1%
Compania de Minas Buenaventura SA — ADR	4,924	49,880
Credicorp Ltd.	3,222	453,110
Southern Copper Corp.	9,113	265,917

		768,907
Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	86,410	112,072
Aboitiz Power Corp.	29,200	29,051
Alliance Global Group, Inc.	35,800	21,177
Ayala Corp.	7,510	133,464
Ayala Land, Inc.	269,200	231,396
Bank of the Philippine Islands	45,031	101,184
BDO Unibank, Inc.	59,814	165,756
DMCI Holdings, Inc.	170,000	58,937
Energy Development Corp.	253,900	48,213
Globe Telecom, Inc.	845	38,005
International Container Terminal Services, Inc.	9,550	23,051
JG Summit Holdings, Inc.	82,763	134,235
Jollibee Foods Corp.	12,070	59,354
Megaworld Corp.	250,000	30,323
Metro Pacific Investments Corp.	1,468,000	158,361
Metropolitan Bank & Trust Co.	12,817	27,922
Philippine Long Distance Telephone Co.	3,590	228,369
SM Investments Corp.	6,035	121,368
SM Prime Holdings, Inc.	311,950	139,231
Universal Robina Corp.	34,300	173,258

		2,034,727
Poland — 0.3%
Alior Bank SA (b)	761	16,698
Common Stocks	Shares	Value
Poland (concluded)
Bank Handlowy w Warszawie SA	502	$14,339
Bank Millennium SA	13,346	23,354
Bank Pekao SA	6,396	309,863
Bank Zachodni WBK SA	1,160	105,491
CCC SA (a)	981	47,282
Cyfrowy Polsat SA	8,953	58,891
Enea SA	3,084	13,444
Energa SA	5,000	32,803
Eurocash SA	9,624	82,968
Getin Noble Bank SA (b)	23,753	10,572
Grupa Azoty SA	1,551	33,144
Grupa Lotos SA (b)	1,964	14,035
KGHM Polska Miedz SA	4,863	153,691
LPP SA	22	41,072
Mbank	573	66,499
Orange Polska SA	11,397	28,640
PGE SA	29,504	162,097
Polski Koncern Naftowy Orlen SA	15,864	247,650
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	135,928
Powszechna Kasa Oszczednosci Bank Polski SA	34,411	307,993
Powszechny Zaklad Ubezpieczen SA	1,985	256,117
Synthos SA	54,162	62,779
Tauron Polska Energia SA	20,989	24,396

		2,249,746
Portugal — 0.1%
Banco Comercial Portugues SA (b)	1,107,426	113,859
EDP — Energias de Portugal SA	98,734	369,773
Galp Energia SGPS SA	16,902	182,784
Jeronimo Martins SGPS SA	11,973	150,665

		817,081
Qatar — 0.2%
Barwa Real Estate Co.	2,548	31,473
The Commercial Bank of Qatar QSC	2,974	44,917
Doha Bank QSC	2,576	35,536
Gulf International Services OSC	901	23,709
Industries Qatar QSC	5,603	213,557
Masraf Al Rayan	13,978	182,478
Ooredoo QSC	2,666	72,572
Qatar Electricity & Water Co.	1,002	53,662
Qatar Islamic Bank SAQ	1,671	45,479
Qatar National Bank	7,012	372,589
Vodafone Qatar	7,760	37,591

		1,113,563
Russia — 0.8%
AK Transneft OAO, Preference Shares	32	69,478

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	49

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Russia (concluded)
Alrosa AO	57,800	$70,164
Federal Hydrogenerating Co. JSC	6,552,000	59,112
Gazprom OAO	184,890	440,130
Gazprom OAO — ADR	146,445	689,357
Lukoil OAO	8,118	376,064
Lukoil OAO — ADR	12,169	562,430
Magnit OJSC — GDR	11,460	583,214
MegaFon OAO — GDR	2,296	36,539
MMC Norilsk Nickel	2,403	427,863
Mobile Telesystems — ADR	27,500	277,750
Moscow Exchange MICEX-RTS OAO	63,850	74,482
NovaTek OAO — GDR	3,816	284,839
Rosneft Oil Co.	21,260	91,571
Rosneft Oil Co. OJSC	20,000	85,793
Rostelecom OJSC	42,250	56,517
Sberbank of Russia	205,970	220,863
Sberbank of Russia — ADR	40,000	175,319
Sberbank of Russia, Preference Shares	25,500	19,840
Severstal OAO	10,830	120,249
Sistema JSFC — GDR	2,940	21,756
Surgutneftegas OAO	119,550	72,058
Surgutneftegas OAO — ADR	24,155	148,159
Surgutneftegas OAO, Preference Shares	268,700	203,760
Tatneft OAO	50,780	244,676
Uralkali OJSC	22,930	60,865
Uralkali PJSC — GDR	8,086	107,683
VTB Bank OJSC	86,510,000	89,004
VTB Bank OJSC — GDR	50,000	100,467

		5,770,002
Singapore — 1.0%
Ascendas Real Estate Investment Trust (a)	77,000	145,240
CapitaCommercial Trust	80,000	102,977
CapitaLand Ltd.	107,200	279,424
CapitaMall Trust	85,000	136,078
City Developments Ltd.	14,000	102,616
ComfortDelGro Corp. Ltd.	69,000	145,356
DBS Group Holdings Ltd.	68,984	1,022,885
Genting Singapore PLC	233,000	155,791
Global Logistic Properties Ltd.	130,000	250,912
Golden Agri-Resources Ltd.	270,000	83,554
Hutchison Port Holdings Trust	309,000	214,494
Jardine Cycle & Carriage Ltd.	4,000	119,475
Keppel Corp. Ltd. (a)	63,000	412,779
Noble Group Ltd.	131,000	87,749
Oversea-Chinese Banking Corp. Ltd.	121,549	935,977
SembCorp Industries Ltd.	40,000	122,796
SembCorp Marine Ltd. (a)	21,000	44,573
Singapore Airlines Ltd.	28,600	249,007

Common Stocks	Shares	Value
Singapore (concluded)
Singapore Exchange Ltd.	29,000	$171,951
Singapore Press Holdings Ltd. (a)	30,876	94,251
Singapore Technologies Engineering Ltd.	57,000	144,546
Singapore Telecommunications Ltd.	331,700	1,058,467
StarHub Ltd.	41,600	131,882
Suntec Real Estate Investment Trust	86,000	116,147
United Overseas Bank Ltd.	51,400	861,575
UOL Group Ltd.	22,000	122,439
Wilmar International Ltd.	108,500	257,577
Yangzijiang Shipbuilding Holdings Ltd.	44,000	40,453

		7,610,971
South Africa — 1.6%
African Bank Investments Ltd. (b)	20,398	17
African Rainbow Minerals Ltd.	12,161	98,909
Anglo American Platinum Ltd. (b)	832	20,368
AngloGold Ashanti Ltd. (b)	19,921	187,823
Aspen Pharmacare Holdings Ltd. (b)	14,282	451,261
Assore Ltd. (a)(d)	9,388	102,635
Barclays Africa Group Ltd.	16,075	244,986
Barloworld Ltd.	5,200	39,678
Bidvest Group Ltd.	11,167	302,068
Coronation Fund Managers Ltd.	2,870	23,198
Discovery Holdings Ltd. (d)	20,054	205,817
Exxaro Resources Ltd.	3,809	31,452
FirstRand Ltd.	145,992	671,131
The Foschini Group Ltd.	3,762	55,933
Gold Fields Ltd.	44,433	184,265
Growthpoint Properties Ltd.	68,757	162,342
Impala Platinum Holdings Ltd. (b)	29,321	141,783
Imperial Holdings Ltd.	3,661	58,044
Investec Ltd.	7,549	62,471
Kumba Iron Ore Ltd.	1,303	16,731
Liberty Holdings Ltd.	1,922	26,598
Life Healthcare Group Holdings Ltd.	20,533	71,514
Massmart Holdings Ltd.	4,180	51,560
Mediclinic International Ltd.	14,228	142,845
MMI Holdings Ltd.	20,454	55,347
Mr. Price Group Ltd.	10,819	231,398
MTN Group Ltd.	66,928	1,128,215
Nampak Ltd.	15,329	51,354
Naspers Ltd., Class N	15,855	2,432,012
Nedbank Group Ltd.	13,358	261,623
Netcare Ltd.	21,846	74,916
Pick n Pay Stores Ltd.	18,237	74,284
PPC Ltd.	16,592	25,070
Redefine Properties Ltd.	77,451	79,092

50	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Africa (concluded)
Remgro Ltd.	20,419	$446,839
Resilient Property Income Fund, Ltd.	17,014	145,886
RMB Holdings Ltd.	17,898	102,955
RMI Holdings	15,066	57,370
Sanlam Ltd.	82,009	528,531
Sappi Ltd. (b)	10,017	40,410
Sasol Ltd.	23,677	799,420
Shoprite Holdings Ltd.	16,621	224,718
The Spar Group Ltd.	4,305	66,852
Standard Bank Group Ltd.	52,204	721,402
Steinhoff International Holdings Ltd. (a)	94,630	592,269
Telkom SA SOC Ltd. (b)	5,129	33,454
Tiger Brands Ltd.	7,701	193,776
Truworths International Ltd. (a)	9,001	65,335
Tsogo Sun Holdings Ltd. (d)	25,000	56,888
Vodacom Group Ltd. (a)	14,966	163,472
Woolworths Holdings Ltd.	31,891	226,098

		12,232,415
South Korea — 3.2%
Amorepacific Corp.	117	353,514
Amorepacific Group	88	118,907
BS Financial Group, Inc.	6,269	85,730
Celltrion, Inc. (b)	4,209	264,391
Cheil Industries, Inc. (b)	1,314	176,439
Cheil Worldwide, Inc. (b)	1,700	36,828
CJ CheilJedang Corp.	189	64,335
CJ Corp.	314	49,755
CJ Korea Express Co., Ltd. (b)	414	72,749
Coway Co., Ltd.	1,699	139,836
Daelim Industrial Co., Ltd.	494	28,692
Daewoo Engineering & Construction Co., Ltd. (b)	19,237	137,172
Daewoo International Corp.	1,160	27,699
Daewoo Securities Co., Ltd.	5,560	64,647
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,365	87,232
Daum Communications Corp.	1,108	115,093
DGB Financial Group, Inc.	2,201	23,987
Dongbu Insurance Co., Ltd.	1,160	51,651
Doosan Corp.	436	45,725
Doosan Heavy Industries & Construction Co., Ltd.	776	19,750
Doosan Infracore Co., Ltd. (b)	3,880	41,530
E-Mart Co., Ltd.	644	134,991
GS Engineering & Construction Corp. (b)	969	26,307
GS Holdings	1,216	46,968
Halla Visteon Climate Control Corp.	750	25,900
Hana Financial Group, Inc.	10,202	263,900
Hankook Tire Co., Ltd.	4,552	185,731
Common Stocks	Shares	Value
South Korea (continued)
Hanssem Co., Ltd.	731	$121,463
Hanwha Chemical Corp.	1,740	22,822
Hanwha Corp.	4,520	147,660
Hanwha Life Insurance Co., Ltd.	7,120	47,245
Hite Jinro Co., Ltd.	5,394	107,837
Hotel Shilla Co., Ltd.	1,174	103,406
Hyosung Corp.	1,140	88,902
Hyundai Department Store Co., Ltd.	314	42,095
Hyundai Development Co- Engineering & Construction	2,250	115,337
Hyundai Engineering & Construction Co., Ltd.	1,666	75,428
Hyundai Glovis Co., Ltd.	1,138	231,349
Hyundai Heavy Industries Co., Ltd. (b)	1,622	178,103
Hyundai Marine & Fire Insurance Co., Ltd.	1,200	26,829
Hyundai Merchant Marine Co., Ltd. (b)	13,543	110,351
Hyundai Mipo Dockyard (b)	1,198	82,138
Hyundai Mobis	2,830	626,860
Hyundai Motor Co.	5,970	904,107
Hyundai Motor Co., Preference Shares	852	84,997
Hyundai Motor Co., Second Preference Shares	1,756	179,981
Hyundai Steel Co.	2,195	144,077
Hyundai Wia Corp.	513	65,330
Industrial Bank of Korea	7,630	91,587
Kangwon Land, Inc.	3,703	115,480
KB Financial Group, Inc.	14,508	512,115
KCC Corp.	266	135,483
KEPCO Plant Service & Engineering Co., Ltd.	707	62,109
Kia Motors Corp.	10,215	415,116
Korea Aerospace Industries Ltd.	530	26,916
Korea Electric Power Corp.	10,220	421,163
Korea Gas Corp.	753	27,433
Korea Investment Holdings Co., Ltd.	1,486	84,054
Korea Zinc Co., Ltd.	205	78,386
Korean Air Lines Co., Ltd. (b)	3,387	147,999
KT Corp. (b)	1,200	31,381
KT&G Corp.	3,924	313,722
Kumho Petrochemical Co., Ltd.	423	29,883
LG Chem Ltd.	2,155	437,448
LG Chem Ltd., Preference Shares	179	24,456
LG Corp.	3,574	197,257
LG Display Co., Ltd.	7,483	211,768
LG Electronics, Inc.	4,891	259,241
LG Household & Health Care Ltd.	443	335,809
LG Innotek Co., Ltd.	954	99,691

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	51

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea (concluded)
LG Uplus Corp.	5,020	$49,732
Lotte Chemical Corp.	1,222	223,272
Lotte Confectionery Co., Ltd.	75	120,650
Lotte Shopping Co., Ltd.	242	51,737
LS Corp.	2,176	101,772
LS Industrial Systems Co., Ltd.	1,994	114,561
Mirae Asset Securities Co., Ltd.	2,793	131,455
NAVER Corp.	1,129	681,129
NCSoft Corp.	540	88,176
OCI Co., Ltd.	1,017	94,517
Orion Corp.	138	143,929
Paradise Co., Ltd.	3,052	66,549
POSCO	2,535	554,070
S-1 Corp.	442	33,395
S-Oil Corp.	1,187	68,654
Samsung C&T Corp.	5,038	269,333
Samsung Card Co., Ltd.	1,210	44,721
Samsung Electro-Mechanics Co., Ltd.	2,177	150,695
Samsung Electronics Co. Ltd.	4,429	5,743,320
Samsung Electronics Co. Ltd., Preference Shares	815	809,260
Samsung Fire & Marine Insurance Co., Ltd.	1,337	322,365
Samsung Heavy Industries Co. Ltd.	4,858	78,885
Samsung Life Insurance Co., Ltd.	2,202	191,618
Samsung SDI Co., Ltd.	2,189	268,847
Samsung SDS Co., Ltd.	1,231	296,229
Samsung Securities Co., Ltd.	1,280	59,861
Shinhan Financial Group Co., Ltd.	16,023	601,981
Shinsegae Co., Ltd.	825	125,115
SK C&C Co., Ltd.	1,054	220,667
SK Holdings Co., Ltd.	923	141,231
SK Hynix, Inc.	21,678	885,473
SK Innovation Co., Ltd. (b)	2,314	198,504
SK Networks Co., Ltd.	14,759	108,320
SK Telecom Co. Ltd.	390	95,966
Woori Bank	13,531	114,182
Woori Investment & Securities Co., Ltd.	2,300	29,740
Yuhan Corp.	122	20,557

		23,554,741
Spain — 2.5%
Abertis Infraestructuras SA	17,652	319,052
ACS Actividades de Construccion y
Servicios SA	7,981	282,482
Aena SA (b)(c)	3,133	315,013
Amadeus IT Holding SA, Class A	19,106	818,827
Banco Bilbao Vizcaya Argentaria SA	249,646	2,521,304
Banco de Sabadell SA (a)	140,845	344,134
Banco Popular Espanol SA (a)	71,187	348,186
Common Stocks	Shares	Value
Spain (concluded)
Banco Santander SA	565,074	$4,244,978
Bankia SA (b)	213,715	297,838
Bankinter SA (a)	24,963	190,327
CaixaBank SA	96,282	456,613
Cemex Latam Holdings SA (b)	9,796	50,864
Distribuidora Internacional de Alimentacion SA	24,444	190,760
Enagas SA	3,839	109,776
Endesa SA	15,827	305,538
Ferrovial SA (a)	18,164	386,204
Gas Natural SDG SA	16,204	363,814
Grifols SA	5,032	215,615
Iberdrola SA	207,829	1,340,196
Inditex SA	44,263	1,421,093
International Consolidated Airlines Group SA (b)	38,441	344,427
Mapfre SA (a)	46,252	168,872
Red Electrica Corp. SA	2,074	168,644
Repsol SA	43,470	809,209
Telefonica SA	174,909	2,488,868
Zardoya Otis SA (a)	4,309	55,613

		18,558,247
Sweden — 2.2%
Alfa Laval AB	10,363	203,533
Assa Abloy AB, Class B	13,933	829,924
Atlas Copco AB, Class A	28,667	928,055
Atlas Copco AB, Class B	14,189	418,993
Boliden AB	11,878	235,298
Electrolux AB, Class B	9,181	262,287
Elekta AB, B Shares (a)	16,131	145,068
Getinge AB, Class B	7,626	188,429
Hennes & Mauritz AB, Class B	37,411	1,515,808
Hexagon AB, Class B	11,240	399,077
Husqvarna AB, Class B	17,215	124,698
ICA Gruppen AB	3,148	105,519
Industrivarden AB, Class C	2,903	54,468
Investment AB Kinnevik, Class B (a)	12,764	426,092
Investor AB, Class B	19,018	757,046
Lundin Petroleum AB (b)	9,142	125,088
Millicom International Cellular SA	3,166	228,930
Nordea Bank AB	122,422	1,491,158
Sandvik AB (a)	44,364	496,790
Securitas AB, Class B	11,724	168,314
Skandinaviska Enskilda Banken AB, Class A	60,301	703,817
Skanska AB, Class B	14,948	335,124
SKF AB, Class B	17,370	448,511
Svenska Cellulosa AB, B Shares	23,686	544,277
Svenska Handelsbanken AB, Class A	20,271	912,935
Swedbank AB, Class A	36,293	866,449

52	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Swedish Match AB	7,580	$222,872
Tele2 AB, Class B	12,243	146,436
Telefonaktiebolaget LM Ericsson, Class B	124,318	1,560,804
TeliaSonera AB	110,287	700,839
Volvo AB, Class B	61,044	738,768

		16,285,407
Switzerland — 6.9%
ABB Ltd., Registered Shares (b)	89,695	1,902,790
Actelion Ltd., Registered Shares (b)	4,048	466,870
Adecco SA, Registered Shares (b)	7,492	622,761
Aryzta AG (b)	3,776	231,479
Baloise Holding AG, Registered Shares	2,131	281,627
Barry Callebaut AG, Registered Shares (a)(b)	54	52,723
Cie Financiere Richemont SA, Registered Shares	20,980	1,685,762
Coca-Cola HBC AG (b)	7,960	143,188
Credit Suisse Group AG, Registered Shares (b)	62,768	1,688,705
EMS-Chemie Holding AG, Registered Shares	217	88,241
Geberit AG, Registered Shares	1,667	623,817
Givaudan SA, Registered Shares (b)	399	720,852
Glencore PLC (b)	474,060	2,001,357
Holcim Ltd., Registered Shares (b)	9,797	729,900
Julius Baer Group Ltd. (b)	8,909	445,306
Kuehne & Nagel International AG, Registered Shares	2,506	372,069
Lindt & Spruengli AG	33	176,637
Lindt & Spruengli AG, Registered Shares	4	253,043
Lonza Group AG, Registered Shares (b)	2,224	276,884
Nestle SA, Registered Shares	130,417	9,820,709
Novartis AG, Registered Shares	91,625	9,043,431
Pargesa Holding SA, Bearer Shares	734	51,512
Partners Group Holding AG	526	156,815
Roche Holding AG	28,414	7,807,940
Schindler Holding AG, Participation Certificates	1,323	219,567
Schindler Holding AG, Registered Shares	1,208	197,393
SGS SA, Registered Shares	247	470,934
Sika AG — Bearer Shares	69	247,051
Sonova Holding AG, Registered Shares	2,144	297,486
STMicroelectronics NV (a)	31,681	295,236
Sulzer AG, Registered Shares	486	53,347

Common Stocks	Shares	Value
Switzerland (concluded)
The Swatch Group AG, Bearer Shares	1,352	$571,769
The Swatch Group AG, Registered Shares	1,971	165,196
Swiss Life Holding AG, Registered Shares (b)	1,327	327,831
Swiss Prime Site AG, Registered Shares (b)	2,023	175,652
Swiss Re AG	15,169	1,463,170
Swisscom AG, Registered Shares	990	574,091
Syngenta AG, Registered Shares	3,804	1,292,327
Transocean Ltd. (a)	12,621	181,829
UBS Group AG (b)	145,941	2,736,554
Zurich Insurance Group AG (b)	6,128	2,071,277

		50,985,128
Taiwan — 2.7%
Acer, Inc. (b)	69,504	44,776
Advanced Semiconductor Engineering, Inc.	274,097	371,164
Advantech Co., Ltd.	8,795	66,878
Asia Cement Corp.	57,233	71,910
Asia Pacific Telecom Co., Ltd.	33,000	15,060
Asustek Computer, Inc.	25,220	253,536
AU Optronics Corp.	320,000	160,564
Catcher Technology Co., Ltd.	24,000	250,997
Cathay Financial Holding Co. Ltd.	317,935	506,569
Chailease Holding Co., Ltd.	22,880	56,967
Chang Hwa Commercial Bank	123,172	71,156
Cheng Shin Rubber Industry Co. Ltd.	71,436	163,979
Chicony Electronics Co., Ltd.	15,545	43,495
China Airlines Ltd. (b)	103,687	53,186
China Development Financial Holding Corp.	425,765	147,400
China Life Insurance Co., Ltd.	112,637	98,129
China Motor Corp.	116,000	100,383
China Steel Corp.	390,638	324,289
Chunghwa Telecom Co. Ltd.	185,000	591,242
Clevo Co.	78,805	122,361
Compal Electronics, Inc.	192,000	159,504
CTBC Financial Holding Co. Ltd.	639,499	424,478
CTCI Corp.	81,000	133,556
Delta Electronics, Inc.	87,000	548,225
E.Sun Financial Holding Co., Ltd.	200,046	122,315
Eclat Textile Co., Ltd.	4,160	54,512
Epistar Corp.	48,000	77,169
Eva Airways Corp. (b)	67,689	49,638
Evergreen Marine Corp. Taiwan Ltd. (b)	22,000	16,339
Far Eastern Department Stores Ltd.	122,571	103,477
Far Eastern New Century Corp.	84,909	87,523

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	53

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (continued)
Far EasTone Telecommunications Co. Ltd.	50,000	$120,622
Farglory Land Development Co., Ltd.	35,597	41,000
First Financial Holding Co., Ltd.	233,179	138,471
Formosa Chemicals & Fibre Corp.	134,360	307,644
Formosa International Hotels Corp.	5,331	56,248
Formosa Petrochemical Corp.	36,000	78,775
Formosa Plastics Corp.	165,040	399,847
Formosa Taffeta Co., Ltd.	31,000	32,607
Foxconn Technology Co., Ltd.	42,161	113,043
Fubon Financial Holding Co., Ltd.	257,952	462,390
Giant Manufacturing Co., Ltd.	10,000	96,471
Hermes Microvision, Inc.	1,000	57,532
Highwealth Construction Corp.	33,000	77,832
Hiwin Technologies Corp.	10,555	77,930
Hon Hai Precision Industry Co. Ltd.	506,616	1,482,936
Hotai Motor Co., Ltd.	8,000	123,433
HTC Corp. (b)	27,050	120,395
Hua Nan Financial Holdings Co., Ltd.	154,203	88,098
Innolux Corp.	286,494	142,738
Inotera Memories, Inc. (b)	93,000	123,443
Inventec Co. Ltd.	218,470	157,775
Kinsus Interconnect Technology Corp.	3,000	9,609
Largan Precision Co., Ltd.	4,000	343,872
Lite-On Technology Corp.	98,827	127,844
MediaTek, Inc.	56,255	759,766
Mega Financial Holding Co., Ltd.	356,110	294,984
Merida Industry Co., Ltd.	3,150	24,730
Nan Ya Plastics Corp.	205,790	456,364
Novatek Microelectronics Corp.	23,000	118,701
Pegatron Corp.	67,000	180,769
Phison Electronics Corp.	15,000	124,297
Pou Chen Corp.	92,000	128,551
Powertech Technology, Inc. (b)	70,100	120,469
President Chain Store Corp.	18,000	135,290
Quanta Computer, Inc.	88,000	212,402
Radiant Opto-Electronics Corp.	7,729	24,002
Realtek Semiconductor Corp.	23,240	74,021
Ruentex Development Co., Ltd.	20,109	30,823
Ruentex Industries Ltd.	17,521	38,339
ScinoPharm Taiwan Ltd.	54,617	86,363
Shin Kong Financial Holding Co., Ltd.	281,345	79,915
Siliconware Precision Industries Co.	108,000	178,942
Simplo Technology Co., Ltd.	3,600	18,095
SinoPac Financial Holdings Co., Ltd.	262,795	109,542
Standard Foods Corp.	5,783	14,887
Common Stocks	Shares	Value
Taiwan (concluded)
Synnex Technology International Corp.	30,000	$40,485
Taishin Financial Holding Co., Ltd.	299,398	127,061
Taiwan Business Bank (b)	118,604	35,973
Taiwan Cement Corp.	105,000	147,778
Taiwan Cooperative Financial Holding Co., Ltd.	171,270	86,671
Taiwan Fertilizer Co., Ltd.	12,000	20,793
Taiwan Glass Industry Corp.	120,720	86,913
Taiwan Mobile Co. Ltd.	52,800	184,597
Taiwan Semiconductor Manufacturing Co. Ltd.	1,011,000	4,698,683
Teco Electric and Machinery Co., Ltd.	39,000	37,065
TPK Holding Co., Ltd.	13,887	96,840
Transcend Information, Inc.	29,000	102,675
U-Ming Marine Transport Corp.	3,000	4,431
Uni-President Enterprises Corp.	196,106	327,729
Unimicron Technology Corp.	145,000	93,765
United Microelectronics Corp.	488,000	241,791
Vanguard International Semiconductor Corp.	11,000	18,672
Walsin Lihwa Corp. (b)	50,000	15,379
Wistron Corp.	118,354	100,424
WPG Holdings Ltd.	28,270	36,375
Yang Ming Marine Transport Corp. (b)	61,000	35,059
Yuanta Financial Holding Co., Ltd.	311,101	156,397
Yulon Motor Co. Ltd.	14,000	19,103
Zhen Ding Technology Holding Ltd.	1,710	5,569

		20,002,812
Thailand — 0.5%
Advanced Info Service PCL — NVDR	47,000	341,564
Airports of Thailand PCL — NVDR	26,500	227,734
Bangkok Bank PCL — NVDR (a)	13,000	73,656
Bangkok Bank PCL, Foreign Registered Shares	22,600	128,790
Bangkok Dusit Medical Services PCL — NVDR	54,300	32,831
Banpu PCL — NVDR (a)	29,500	26,722
BEC World PCL — NVDR	16,900	21,287
BTS Group Holdings PCL	152,700	42,852
Bumrungrad Hospital PCL	8,000	37,343
Central Pattana PCL — NVDR	27,100	35,563
Charoen Pokphand Foods PCL — NVDR	46,200	31,933
CP ALL PCL — NVDR	184,800	232,746
Glow Energy PCL — NVDR	7,600	20,018
Home Product Center PCL	77,655	19,450
Indorama Ventures PCL — NVDR	39,200	31,299
IRPC PCL — NVDR	492,400	65,003
Kasikornbank PCL — NVDR	30,800	216,568

54	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thailand (concluded)
Kasikornbank PCL, Foreign Registered Shares	41,300	$291,881
Krung Thai Bank PCL — NVDR (a)	143,775	100,722
Minor International PCL	31,800	34,166
PTT Exploration & Production PCL — NVDR	76,522	256,234
PTT Global Chemical PCL — NVDR	52,168	83,743
PTT PCL — NVDR	44,000	436,473
Siam Cement PCL — NVDR	5,700	89,674
Siam Cement PCL, Foreign Registered Shares	15,800	247,639
Siam Commercial Bank PCL — NVDR (a)	82,400	450,658
Thai Oil PCL — NVDR	17,800	28,410
Thai Union Frozen Products PCL	14,800	9,138
TMB Bank PCL	271,500	24,850
True Corp. PCL — NVDR (b)	350,483	134,292

		3,773,239
Turkey — 0.3%
Akbank TAS	98,935	290,228
Anadolu Efes Biracilik Ve Malt Sanayii AS (b)	3,889	32,437
Arcelik AS	3,960	22,813
BIM Birlesik Magazalar AS	8,104	143,575
Coca-Cola Icecek AS	4,750	80,212
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	92,969	105,234
Enka Insaat ve Sanayi AS	14,145	28,266
Eregli Demir ve Celik Fabrikalari TAS (a)	51,754	80,435
Ford Otomotiv Sanayi	2,700	34,777
Haci Omer Sabanci Holding AS	32,457	114,466
KOC Holding AS	17,992	81,839
Petkim Petrokimya Holding	37,514	49,842
TAV Havalimanlari Holding AS	2,171	18,139
Tofas Turk Otomobil Fabrikasi AS	4,704	28,453
Tupras Turkiye Petrol Rafinerileri AS	5,076	120,259
Turk Hava Yollari (b)	26,638	87,874
Turk Telekomunikasyon AS	10,009	26,536
Turkcell Iletisim Hizmetleri AS (b)	33,444	171,537
Turkiye Garanti Bankasi AS	99,617	324,860
Turkiye Halk Bankasi	25,164	123,919
Turkiye Is Bankasi, Class C	88,347	198,830
Turkiye Sise ve Cam Fabrikalari AS	35,591	43,895
Turkiye Vakiflar Bankasi Tao, Class D	29,827	48,680
Ulker Biskuvi Sanayi	3,956	29,627
Common Stocks	Shares	Value
Turkey (concluded)
Yapi ve Kredi Bankasi	65,139	$99,844

		2,386,577
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	20,031	35,207
Aldar Properties PJSC	61,586	39,604
Arabtec Holding Co. (b)	73,405	45,280
DP World Ltd.	10,522	227,079
Dubai Financial Market	39,225	16,006
Dubai Islamic Bank PJSC	12,579	21,161
Emaar Properties PJSC	172,958	309,487
First Gulf Bank PJSC	37,011	146,992
National Bank of Abu Dhabi PJSC	10,583	34,265

		875,081
United Kingdom — 12.3%
3i Group PLC	35,640	254,659
Aberdeen Asset Management PLC	36,371	247,443
Admiral Group PLC	8,110	183,632
Aggreko PLC	10,191	230,525
AMEC PLC	12,361	165,348
Anglo American PLC	55,256	825,246
Antofagasta PLC	18,675	202,031
ARM Holdings PLC	55,649	903,811
Ashtead Group PLC	18,160	291,246
Associated British Foods PLC	14,028	585,432
AstraZeneca PLC	50,676	3,477,309
Aviva PLC	121,443	971,893
Babcock International Group PLC	7,644	111,510
BAE Systems PLC	128,105	992,758
Barclays PLC	658,258	2,375,998
BG Group PLC	137,054	1,682,165
BHP Billiton PLC	84,339	1,850,845
BP PLC	719,657	4,664,932
British American Tobacco PLC	74,958	3,881,626
British Land Co. PLC	43,145	531,757
BT Group PLC	344,589	2,239,086
Bunzl PLC	15,366	416,595
Burberry Group PLC	19,663	504,955
Capita PLC	29,557	488,601
Carnival PLC	6,665	325,922
Centrica PLC	205,326	767,982
Cobham PLC	41,466	186,791
Compass Group PLC	66,695	1,157,775
Croda International PLC	4,442	180,159
Diageo PLC	98,319	2,716,980
Direct Line Insurance Group PLC	56,366	265,991
Dixons Carphone PLC	35,632	217,919
easyJet PLC	8,921	248,284
Fiat Chrysler Automobiles NV (b)	34,213	555,416
Fresnillo PLC	7,153	72,237
Friends Life Group Ltd.	66,320	406,012
G4S PLC	59,279	259,845

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	55

Schedule of Investments (continued)	ACWI ex- U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
GKN PLC	63,245	$335,475
GlaxoSmithKline PLC	192,611	4,433,893
Hammerson PLC	28,123	276,960
Hargreaves Lansdown PLC	8,513	145,208
HSBC Holdings PLC	760,769	6,482,830
ICAP PLC	22,617	176,401
IMI PLC	8,553	161,397
Imperial Tobacco Group PLC	37,906	1,662,794
Inmarsat PLC	16,450	225,276
InterContinental Hotels Group PLC	10,956	427,324
Intertek Group PLC	7,802	288,992
Intu Properties PLC	29,315	151,133
Investec PLC	22,696	188,230
ITV PLC	149,766	560,731
J. Sainsbury PLC (a)	40,957	157,169
Johnson Matthey PLC	9,037	452,783
Kingfisher PLC	102,262	576,969
Land Securities Group PLC	34,381	638,293
Legal & General Group PLC	248,424	1,023,096
Lloyds Banking Group PLC (b)	2,242,366	2,599,208
London Stock Exchange Group PLC	15,659	569,518
Marks & Spencer Group PLC	64,487	510,019
Meggitt PLC	29,906	243,095
Melrose Industries PLC	37,416	153,672
Merlin Entertainments PLC (c)	43,755	286,459
National Grid PLC	149,304	1,919,460
Next PLC	5,898	613,383
Old Mutual PLC	197,933	649,748
Pearson PLC	32,232	693,751
Persimmon PLC (b)	12,698	312,922
Petrofac Ltd.	7,867	110,753
Prudential PLC	102,604	2,546,164
Randgold Resources Ltd.	3,278	227,238
Reckitt Benckiser Group PLC	25,709	2,208,546
Reed Elsevier PLC	47,249	812,584
Rexam PLC	41,271	353,707
Rio Tinto PLC	50,312	2,074,708
Rolls-Royce Holdings PLC (b)	76,030	1,072,323
Royal Bank of Scotland Group PLC (b)	99,459	502,437
Royal Mail PLC	22,777	147,736
RSA Insurance Group PLC	41,822	260,677
SABMiller PLC	39,120	2,049,175
The Sage Group PLC	41,759	288,460
Schroders PLC	6,327	299,719
Segro PLC	24,988	154,306
Severn Trent PLC	8,564	261,052
Sky PLC	39,571	582,168
Smith & Nephew PLC	35,493	605,211
Smiths Group PLC	14,211	235,039
Sports Direct International PLC (b)	11,394	102,402
SSE PLC	40,266	893,621
Standard Chartered PLC	99,999	1,619,655

Common Stocks		Shares	Value
United Kingdom (concluded)
Standard Life PLC		84,003	$590,263
Tate & Lyle PLC		18,661	165,398
Tesco PLC		329,262	1,175,318
Travis Perkins PLC		9,375	270,685
Tullow Oil PLC		46,858	196,438
Unilever PLC		54,336	2,267,084
United Utilities Group PLC		30,414	420,542
Vodafone Group PLC		1,065,204	3,485,691
The Weir Group PLC		8,705	219,658
Whitbread PLC		7,941	616,618
William Hill PLC		34,609	190,047
WM Morrison Supermarkets PLC		110,313	315,268
Wolseley PLC		9,842	581,706
WPP PLC		52,289	1,187,515
			91,446,817

Total Common Stocks — 98.3%			729,948,970

Corporate Bonds — 0.0%		Par (000)
India — 0.0%
NTPC, Ltd., Series 54, 8.49%, 3/25/25	INR	799	12,970

Rights		Shares
South Africa — 0.0%
Discovery Ltd. (Expires 4/02/15) (b)		662	1,899
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA (Expires 4/14/15) (b)		249,646	35,970
Banco de Sabadell SA (Expires 4/17/15) (a)(b)		140,845	35,741
Telefonica SA (Expires 4/10/15) (b)		167,374	26,995

			98,706
Total Rights — 0.0%			100,605
Total Long-Term Investments (Cost — $690,840,295) — 98.3%			730,062,545

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (e)(f)		14,955,699	14,955,699

See Notes to Financial Statements.

56	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	ACWI ex-U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (e)(f)(g)	29,173,837	$29,173,837
Total Short-Term Securities (Cost — $ 44,129,536) — 5.9%		44,129,536
Total Investments (Cost — $ 734,969,831*) — 104.2%		774,192,081
Liabilities in Excess of Other Assets — (4.2)%		(31,251,666)

Net Assets — 100.0%		$742,940,415

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$737,766,031

Gross unrealized appreciation	$73,988,373
Gross unrealized depreciation	(37,562,323)

Net unrealized appreciation	$36,426,050

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
UBS Securities LLC	$235,169	$(1,130)

(e)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Shares Purchased		Shares Sold	Shares Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	22,280,035	—		(7,324,336)[1]	14,955,699	$14,955,699	$7,041	$—
BlackRock Cash Funds: Prime, SL Agency Shares	2,952,909	26,220,928	[2]	—	29,173,837	$29,173,837	$59,178	$—
iShares India 50 ETF	288,798	—		(288,798)	—	—	—	$1,817,636

[1]	Represents net shares sold

[2]	Represents net shares purchased

(f)	Represents the current yield as of report date.

(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	57

Schedule of Investments (continued)	ACWI ex-U.S. Index Master Portfolio

Portfolio Abbreviations

ADR	American Depositary Receipts
CAD	Canadian Dollar
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
PHP	Philippine Peso
REIT	Real Estate Investment Trust
USD	U.S. Dollar

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
24	S&P/TSX 60 Index	Montreal Exchange	June 2015	CAD	1,038,360	$(2,021)
53	MSCI Emerging Markets Mini Index	NYSE Life U.S.	June 2015	USD	2,576,860	10,566
89	E-Mini MSCI EAFE Index	NYSE Life U.S.	June 2015	USD	8,143,055	(113,625)
Total						$(105,080)

•	As of March 31, 2015, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
PHP	4,604,000	USD	102,975	State Street Bank and Trust Co.	4/06/15	$(12)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	58

Schedule of Investments (continued)	ACWI ex-U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$298,631	$37,767,907	—	$38,066,538
Austria	—	1,128,530	—	1,128,530
Belgium	—	6,964,478	—	6,964,478
Brazil	11,436,590	2,811	—	11,439,401
Canada	49,932,415	—	—	49,932,415
Chile	2,169,596	—	—	2,169,596
China	795,622	26,540,015	—	27,335,637
Colombia	869,670	—	—	869,670
Czech Republic	12,001	222,541	—	234,542
Denmark	54,426	8,666,656	—	8,721,082
Egypt	—	310,237	—	310,237
Finland	—	4,608,901	—	4,608,901
France	533,422	50,410,838	—	50,944,260
Germany	—	49,837,913	—	49,837,913
Greece	20,806	423,597	—	444,403
Hong Kong	988,129	24,283,322	—	25,271,451
Hungary	—	296,305	—	296,305
India	5,271,591	6,335,618	—	11,607,209
Indonesia	27,537	4,279,345	—	4,306,882
Ireland	354,429	4,071,126	—	4,425,555
Israel	—	3,173,598	—	3,173,598
Italy	—	11,226,066	—	11,226,066
Japan	—	116,352,960	—	116,352,960
Luxembourg	358,065	155,299	—	513,364
Malaysia	1,354,989	4,142,949	—	5,497,938

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	59

Schedule of Investments (concluded)	ACWI ex-U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

As of March 31, 2015, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy (concluded):

	Level 1	Level 2	Level 3	Total
Malta	44,748	—	—	44,748
Mexico	7,359,575	—	—	7,359,575
Netherlands	156,462	22,205,040	—	22,361,502
New Zealand	—	596,686	—	596,686
Norway	—	3,442,067	—	3,442,067
Peru	768,907	—	—	768,907
Philippines	134,235	1,900,492	—	2,034,727
Poland	68,551	2,181,195	—	2,249,746
Portugal	—	817,081	—	817,081
Qatar	—	1,113,563	—	1,113,563
Russia	299,506	5,470,496	—	5,770,002
Singapore	—	7,610,971	—	7,610,971
South Africa	325,129	11,907,269	$17	12,232,415
South Korea	1,082,247	22,472,494	—	23,554,741
Spain	469,206	18,089,041	—	18,558,247
Sweden	145,068	16,140,339	—	16,285,407
Switzerland	—	50,985,128	—	50,985,128
Taiwan	53,186	19,949,626	—	20,002,812
Thailand	19,450	3,753,789	—	3,773,239
Turkey	—	2,386,577	—	2,386,577
United Arab Emirates	—	875,081	—	875,081
United Kingdom	165,398	91,281,419	—	91,446,817
Corporate Bonds	—	12,970	—	12,970
Rights	98,706	1,899	—	100,605
Short-Term Securities	44,129,536	—	—	44,129,536

Total	$129,797,829	$644,394,235	$17	$774,192,081

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$10,566	—	—	$10,566
Liabilities:
Equity contracts	(115,646)	—	—	(115,646)
Foreign currency exchange contracts	—	$(12)	—	(12)

Total	$(105,080)	$(12)	—	$(105,092)

[1] Derivative financial instruments are financial futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$54,423	—	—	$54,423
Cash pledged for financial futures contracts	584,000	—	—	584,000
Foreign currency at value	1,708,223	—	—	1,708,223
Liabilities:
Collateral on securities loaned at value	—	$(29,173,837)	—	(29,173,837)

Total	$2,346,646	$(29,173,837)	—	$(26,827,191)

During the period ended March 31, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	60

Schedule of Investments March 31, 2015 (Unaudited)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
BMW Vehicle Owner Trust, Series 2014-A, Class A4, 1.50%, 2/25/21	$200	$201,122
Capital Auto Receivables Asset Trust, Series 2013-4, Class A3, 1.09%, 3/20/18	1,000	1,000,051
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A, 1.48%, 7/15/20	400	402,940
Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	1,000	1,004,354
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1, 5.35%, 2/07/20	170	188,951
Discover Card Execution Note Trust, Series 2014-A3, Class A3, 1.22%, 10/15/19	1,000	1,003,617
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	750	744,293
Nissan Auto Lease Trust, Series 2014-B, Class A4, 1.29%, 3/16/20	200	200,373
Toyota Auto Receivables Owner Trust, Series 2014-C, Class A4, 1.44%, 4/15/20	200	200,863
Total Asset-Backed Securities — 0.4%		4,946,564

Corporate Bonds
Aerospace & Defense — 0.4%
The Boeing Co.:
2.35%, 10/30/21	75	76,228
6.13%, 2/15/33	100	135,626
3.30%, 3/01/35	65	64,591
Crane Co., 4.45%, 12/15/23	125	133,768
Eaton Corp.:
2.75%, 11/02/22	250	250,520
4.00%, 11/02/32	200	210,258
General Dynamics Corp., 3.88%, 7/15/21	50	54,884
Honeywell International, Inc., 5.30%, 3/01/18	100	111,771
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44	30	31,844
L-3 Communications Corp.:
3.95%, 11/15/16	250	259,778
1.50%, 5/28/17	250	248,434
4.95%, 2/15/21	250	276,496
Lockheed Martin Corp.:
3.35%, 9/15/21	250	265,296
Corporate Bonds	Par (000)	Value
Aerospace & Defense (concluded)
Lockheed Martin Corp. (concluded):
3.60%, 3/01/35	$65	$64,967
4.07%, 12/15/42	100	104,449
3.80%, 3/01/45	500	497,026
Northrop Grumman Corp.:
1.75%, 6/01/18	250	250,734
4.75%, 6/01/43	125	141,012
Parker-Hannifin Corp., 4.20%, 11/21/34	250	272,473
Precision Castparts Corp.:
1.25%, 1/15/18	75	74,707
2.50%, 1/15/23	150	147,810
Raytheon Co.:
4.88%, 10/15/40	250	290,142
4.70%, 12/15/41	100	113,581
Textron, Inc., 3.65%, 3/01/21	350	365,955
Tyco Electronics Group SA, 3.45%, 8/01/24	75	77,607
United Technologies Corp.:
1.80%, 6/01/17	250	254,602
3.10%, 6/01/22	100	104,044
5.70%, 4/15/40	50	64,031
4.50%, 6/01/42	450	499,113

		5,441,747
Agriculture, Fishing & Ranching — 0.0%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	150	154,599
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 1/15/24	250	269,870
3.90%, 2/01/35	190	191,339
3.88%, 8/01/42	50	48,252
United Parcel Service, Inc.:
5.13%, 4/01/19	50	56,855
6.20%, 1/15/38	100	135,731

		702,047
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 7/15/24	183	200,569
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	46	49,087
Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 11/07/21	86	93,294
Southwest Airlines Co., 2.75%, 11/06/19	75	76,707

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	1

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Airlines (concluded)
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 2/15/27	$195	$208,569

		628,226
Auto Components — 0.1%
BorgWarner, Inc., 3.38%, 3/15/25	70	72,050
Delphi Corp., 5.00%, 2/15/23	250	268,125
Johnson Controls, Inc.:
1.40%, 11/02/17	500	498,508
3.63%, 7/02/24	80	82,895
4.95%, 7/02/64	250	268,043

		1,189,621
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	100	158,301
Ford Motor Co.:
7.45%, 7/16/31	150	207,089
4.75%, 1/15/43	350	382,681
Toyota Motor Credit Corp.:
2.10%, 1/17/19	250	254,328
2.13%, 7/18/19	350	355,582
2.15%, 3/12/20	500	504,637

		1,862,618
Banks — 3.1%
Abbey National Treasury Services PLC:
4.00%, 4/27/16	150	154,664
1.38%, 3/13/17	250	251,058
1.65%, 9/29/17	250	251,560
2.38%, 3/16/20	250	251,783
Asian Development Bank:
1.75%, 9/11/18	500	509,729
1.88%, 4/12/19	500	511,525
Australia & New Zealand Banking Group Ltd.:
1.25%, 6/13/17	250	250,870
1.50%, 1/16/18	250	250,516
2.25%, 6/13/19	250	253,443
Bancolombia SA, 5.95%, 6/03/21	100	110,470
Bank of Montreal, 2.50%, 1/11/17	150	154,227
The Bank of New York Mellon Corp.:
2.30%, 7/28/16	50	50,996
1.35%, 3/06/18	250	250,043
2.20%, 5/15/19	250	254,005
2.30%, 9/11/19	500	508,900
3.55%, 9/23/21	50	53,366
3.00%, 2/24/25	105	106,525
Corporate Bonds	Par (000)	Value
Banks (continued)
Bank of Nova Scotia:
1.38%, 7/15/16	$250	$252,141
1.10%, 12/13/16	500	501,751
1.30%, 7/21/17	250	250,402
1.38%, 12/18/17	100	100,068
2.05%, 10/30/18	250	253,459
Barclays Bank PLC:
5.00%, 9/22/16	175	184,953
2.00%, 3/16/18	500	502,707
5.13%, 1/08/20	200	227,319
3.75%, 5/15/24	250	263,225
3.65%, 3/16/25	450	451,373
BB&T Corp.:
5.25%, 11/01/19	100	113,075
2.45%, 1/15/20	250	254,314
BNP Paribas SA:
2.38%, 9/14/17	250	254,831
5.00%, 1/15/21	100	113,352
3.25%, 3/03/23	250	255,443
4.25%. 10/15/24	250	257,321
BPCE SA:
2.50%, 12/10/18	250	255,984
4.00%, 4/15/24	250	267,018
Branch Banking & Trust Co.:
2.30%, 10/15/18	250	255,803
3.80%, 10/30/26	250	263,230
Citizens Bank NA/Providence, 1.60%, 12/04/17	250	251,025
Commonwealth Bank of Australia:
1.63%, 3/12/18	500	502,233
2.30%, 3/12/20	250	252,251
Commonwealth Bank of Australia, New York, 2.25%, 3/13/19	250	253,371
Compass Bank, 2.75%, 9/29/19	250	253,614
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA:
1.70%, 3/19/18	250	252,207
2.25%, 1/14/19	250	254,295
4.63%, 12/01/23	500	540,526
5.25%, 5/24/41	25	30,367
Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25 (a)	500	505,847
Credit Suisse, New York:
1.75%, 1/29/18	500	501,519
2.30%, 5/28/19	600	606,121
5.40%, 1/14/20	150	169,076
3.00%, 10/29/21	250	254,812
Discover Bank/Greenwood Delaware, 7.00%, 4/15/20	500	593,563
Export-Import Bank of Korea:
4.00%, 1/11/17	400	418,824

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Banks (continued)
Export-Import Bank of Korea (concluded):
1.75%, 2/27/18	$500	$499,593
Fifth Third Bancorp:
1.45%, 2/28/18	200	199,414
2.88%, 10/01/21	200	202,712
3.50%, 3/15/22	100	104,698
4.30%, 1/16/24	250	267,211
HSBC Bank USA NA, 4.88%, 8/24/20	500	561,196
HSBC Holdings PLC:
4.88%, 1/14/22	150	169,228
4.25%, 3/14/24	500	524,673
6.50%, 5/02/36	200	252,860
6.80%, 6/01/38	250	328,759
5.25%, 3/14/44	250	284,656
HSBC USA, Inc., 2.25%, 6/23/19	250	252,098
The Huntington National Bank, 1.38%, 4/24/17	250	249,932
Intesa Sanpaolo SpA:
3.88%, 1/16/18	200	209,836
5.25%, 1/12/24	250	281,378
KeyCorp:
2.30%, 12/13/18	340	345,465
5.10%, 3/24/21	100	113,576
KFW:
0.50%, 4/19/16	1,000	1,000,960
2.00%, 6/01/16	500	509,043
0.50%, 7/15/16	1,500	1,500,570
0.88%, 12/15/17	1,000	998,411
1.00%, 1/26/18	500	500,828
2.13%, 1/17/23	200	203,743
The Korea Development Bank:
1.50%, 1/22/18	200	198,803
3.00%, 3/17/19	350	363,571
Landwirtschaftliche Rentenbank, 2.13%, 7/15/16	1,000	1,020,981
Lloyds Bank PLC:
2.35%, 9/05/19	350	354,320
2.40%, 3/17/20	750	757,105
Lloyds TSB Bank PLC, 4.20%, 3/28/17	50	52,843
Manufacturers & Traders Trust Co.:
1.40%, 7/25/17	250	250,718
1.45%, 3/07/18	250	250,181
MUFG Union Bank NA, 2.63%, 9/26/18	250	257,012
Oesterreichische Kontrollbank AG:
2.00%, 6/03/16	100	101,763
1.63%, 3/12/19	500	505,726
PNC Bank NA (b): 2.20%, 1/28/19	500	506,422
Corporate Bonds	Par (000)	Value
Banks (continued)
PNC Bank NA (b) (concluded):
2.25%, 7/02/19	$350	$354,846
2.95%, 1/30/23	250	250,871
PNC Funding Corp. (b):
5.63%, 2/01/17	150	161,251
3.30%, 3/08/22	150	158,001
Rabobank Nederland:
3.38%, 1/19/17	300	312,661
3.88%, 2/08/22	150	161,428
Regions Financial Corp., 2.00%, 5/15/18	250	249,769
Royal Bank of Canada:
1.45%, 9/09/16	250	252,693
1.25%, 6/16/17	250	250,386
1.40%, 10/13/17	225	225,565
2.20%, 7/27/18	250	255,269
2.15%, 3/06/20	250	251,725
Santander Holdings USA, Inc., 3.45%, 8/27/18	250	260,155
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17	250	249,785
1.80%, 7/18/17	250	251,640
2.45%, 1/10/19	250	253,976
2.45%, 1/16/20	250	253,057
SunTrust Banks, Inc.:
3.50%, 1/20/17	50	52,051
2.35%, 11/01/18	250	253,885
Svenska Handelsbanken AB, 1.63%, 3/21/18	250	251,090
The Toronto-Dominion Bank:
2.38%, 10/19/16	50	51,270
1.63%, 3/13/18	500	503,817
1.40%, 4/30/18	250	250,083
2.25%, 11/05/19	300	304,825
US Bancorp:
1.65%, 5/15/17	250	253,430
1.95%, 11/15/18	225	228,511
4.13%, 5/24/21	50	55,397
US Bank NA:
1.35%, 1/26/18	500	501,951
2.13%, 10/28/19	250	253,246
Wachovia Corp., 5.63%, 10/15/16	250	267,294
Wells Fargo & Co.:
1.25%, 7/20/16	250	251,378
2.63%, 12/15/16	100	102,805
2.10%, 5/08/17	150	153,239
5.63%, 12/11/17	250	277,764
1.50%, 1/16/18	250	251,196
2.15%, 1/15/19	250	253,894
2.13%, 4/22/19	350	354,256
2.15%, 1/30/20	460	462,373
3.00%, 1/22/21	250	258,578

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	3

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Banks (concluded)
Wells Fargo & Co. (concluded):
3.45%, 2/13/23	$450	$460,442
4.48%, 1/16/24	250	271,335
4.10%, 6/03/26	520	548,635
5.38%, 11/02/43	150	176,697
5.61%, 1/15/44	306	370,535
4.65%, 11/04/44	345	370,023
Westpac Banking Corp.:
1.50%, 12/01/17	250	251,245
1.60%, 1/12/18	250	251,325
2.25%, 1/17/19	350	356,735
4.88%, 11/19/19	50	56,207

		42,129,975
Beverages — 0.5%
Anheuser-Busch Cos. LLC, 6.45%, 9/01/37	100	131,959
Anheuser-Busch InBev Finance, Inc.:
2.15%, 2/01/19	500	508,621
4.63%, 2/01/44	400	443,372
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/17	500	503,089
7.75%, 1/15/19	250	302,546
2.50%, 7/15/22	200	197,315
8.20%, 1/15/39	150	234,461
3.75%, 7/15/42	50	48,759
Beam, Inc., 1.88%, 5/15/17	100	100,717
The Coca-Cola Co.:
1.80%, 9/01/16	50	50,855
1.15%, 4/01/18	250	249,972
1.65%, 11/01/18	500	506,017
2.45%, 11/01/20	350	360,393
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	250	255,310
Diageo Capital PLC:
1.50%, 5/11/17	200	201,871
5.75%, 10/23/17	100	111,116
3.88%, 4/29/43	125	124,926
Diageo Investment Corp., 2.88%, 5/11/22	100	101,906
Dr Pepper Snapple Group, Inc.:
3.20%, 11/15/21	25	26,000
2.70%, 11/15/22	100	98,244
Molson Coors Brewing Co., 3.50%, 5/01/22 (c)	75	77,327
PepsiCo, Inc.:
1.25%, 8/13/17	500	502,210
2.25%, 1/07/19	250	256,710
2.75%, 3/05/22	250	255,153
2.75%, 3/01/23	300	303,208
Corporate Bonds	Par (000)	Value
Beverages (concluded)
PepsiCo, Inc. (concluded):
3.60%, 3/01/24	$250	$266,678
4.88%, 11/01/40	100	115,449
3.60%, 8/13/42	100	96,972

		6,431,156
Biotechnology — 0.3%
Amgen, Inc.:
2.13%, 5/15/17	300	305,513
1.25%, 5/22/17	750	749,392
2.20%, 5/22/19	250	253,230
3.45%, 10/01/20	100	105,463
5.15%, 11/15/41	550	633,468
5.38%, 5/15/43	250	298,266
Celgene Corp.:
3.25%, 8/15/22	150	153,361
5.25%, 8/15/43	145	168,009
Gilead Sciences, Inc.:
3.05%, 12/01/16	150	155,265
3.70%, 4/01/24	500	533,902
3.50%, 2/01/25	170	179,271
5.65%, 12/01/41	50	63,699
4.50%, 2/01/45	150	165,663

		3,764,502
Building Products — 0.0%
Owens Corning, 4.20%, 12/15/22	150	156,533
Capital Markets — 1.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	150	162,215
Ares Capital Corp., 3.88%, 1/15/20	300	305,251
Brookfield Asset Management, Inc., 4.00%, 1/15/25	250	250,996
The Charles Schwab Corp.:
2.20%, 7/25/18	75	76,390
4.45%, 7/22/20	100	111,998
3.00%, 3/10/25	80	80,913
CME Group, Inc.:
3.00%, 3/15/25	250	252,539
5.30%, 9/15/43	100	123,728
FMS Wertmanagement AoeR:
1.13%, 10/14/16	250	251,913
0.63%, 1/30/17	500	499,593
Franklin Resources, Inc., 2.80%, 9/15/22	150	152,840
Goldman Sachs Capital I, 6.35%, 2/15/34	250	311,551
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	300	334,042
2.38%, 1/22/18	250	255,108

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
The Goldman Sachs Group, Inc. (concluded):
2.90%, 7/19/18	$500	$516,756
2.63%, 1/31/19	500	510,833
7.50%, 2/15/19	150	179,022
2.55%, 10/23/19	755	765,494
2.60%, 4/23/20	600	606,383
5.75%, 1/24/22	350	408,575
3.63%, 1/22/23	150	155,156
4.00%, 3/03/24	425	449,162
6.13%, 2/15/33	400	510,196
6.75%, 10/01/37	650	853,484
Invesco Finance PLC, 4.00%, 1/30/24	250	266,652
Lazard Group LLC, 4.25%, 11/14/20	150	160,309
Legg Mason, Inc., 5.63%, 1/15/44	125	148,048
Morgan Stanley:
5.75%, 10/18/16	225	240,058
1.88%, 1/05/18	250	251,711
6.63%, 4/01/18	500	568,676
2.38%, 7/23/19	500	503,730
5.63%, 9/23/19	250	284,568
2.65%, 1/27/20	500	506,961
5.50%, 7/28/21	100	116,007
4.88%, 11/01/22	500	546,081
4.10%, 5/22/23	250	260,178
3.88%, 4/29/24	250	262,896
5.00%, 11/24/25	250	276,164
4.35%, 9/08/26	500	524,132
7.25%, 4/01/32	50	69,677
6.38%, 7/24/42	50	66,686
4.30%, 1/27/45	250	259,057
Murray Street Investment Trust I, 4.65%, 3/09/17 (d)	200	211,942
The NASDAQ OMX Group, Inc., 4.25%, 6/01/24	250	262,882
Nomura Holdings, Inc.:
2.00%, 9/13/16	250	252,348
2.75%, 3/19/19	250	255,828
Raymond James Financial, Inc., 4.25%, 4/15/16	100	103,834
State Street Corp.:
3.10%, 5/15/23	250	252,877
3.30%, 12/16/24	405	421,056
TD Ameritrade Holding Corp., 2.95%, 4/01/22	250	254,184

		15,450,680
Chemicals — 0.6%
Agrium, Inc.:
3.15%, 10/01/22	50	50,135
Corporate Bonds	Par (000)	Value
Chemicals (continued)
Agrium, Inc. (concluded):
3.50%, 6/01/23	$250	$254,688
3.38%, 3/15/25	145	145,005
Airgas, Inc., 2.38%, 2/15/20	250	250,437
Albemarle Corp., 4.15%, 12/01/24	250	259,281
CF Industries, Inc.:
6.88%, 5/01/18	200	228,005
5.15%, 3/15/34	250	273,977
Cytec Industries, Inc.:
3.50%, 4/01/23	250	252,047
3.95%, 5/01/25	250	256,786
The Dow Chemical Co.:
8.55%, 5/15/19	100	125,202
4.25%, 11/15/20	300	329,090
4.13%, 11/15/21	50	54,334
3.00%, 11/15/22	250	252,156
5.25%, 11/15/41	100	112,470
E.I. du Pont de Nemours & Co.:
6.00%, 7/15/18	325	370,398
2.80%, 2/15/23	250	249,658
Eastman Chemical Co.:
3.60%, 8/15/22	200	207,901
3.80%, 3/15/25	300	311,621
Ecolab, Inc.:
2.25%, 1/12/20	135	135,844
4.35%, 12/08/21	150	165,287
LYB International Finance BV:
4.00%, 7/15/23	200	211,854
5.25%, 7/15/43	75	83,577
LyondellBasell Industries NV:
6.00%, 11/15/21	250	293,887
4.63%, 2/26/55	100	99,576
Methanex Corp., 3.25%, 12/15/19	250	255,773
Monsanto Co.:
4.20%, 7/15/34	300	321,493
4.40%, 7/15/44	150	161,311
The Mosaic Co.:
3.75%, 11/15/21	50	52,828
5.45%, 11/15/33	250	289,062
Potash Corp. of Saskatchewan, Inc.:
3.25%, 12/01/17	250	261,889
3.63%, 3/15/24	250	263,364
3.00%, 4/01/25	250	250,334
PPG Industries, Inc., 2.30%, 11/15/19	350	353,963
Praxair, Inc.:
1.25%, 11/07/18	250	248,028
2.65%, 2/05/25	165	163,174
Rohm & Haas Co., 7.85%, 7/15/29	250	355,273

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	5

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Chemicals (concluded)
The Sherwin-Williams Co., 1.35%, 12/15/17	$200	$200,297

		8,150,005
Commercial Services & Supplies — 0.1%
3M Co., 1.63%, 6/15/19	350	350,408
Republic Services, Inc.:
5.25%, 11/15/21	50	57,423
3.55%, 6/01/22	250	261,588
3.20%, 3/15/25	250	251,072
Vanderbilt University, 5.25%, 4/01/19	100	112,745
Waste Management, Inc.:
4.60%, 3/01/21	100	111,795
2.90%, 9/15/22	200	201,437
3.90%, 3/01/35	65	66,619

		1,413,087
Communications Equipment — 0.1%
Cisco Systems, Inc.:
1.10%, 3/03/17	500	503,222
2.13%, 3/01/19	500	510,238
2.90%, 3/04/21	125	131,586
5.50%, 1/15/40	350	432,766
Motorola Solutions, Inc.:
3.75%, 5/15/22	150	153,532
3.50%, 3/01/23	250	250,866

		1,982,210
Construction & Engineering — 0.0%
ABB Finance USA, Inc.:
1.63%, 5/08/17	150	151,562
2.88%, 5/08/22	100	102,034
Fluor Corp., 3.50%, 12/15/24	250	257,739

		511,335
Consumer Finance — 0.2%
American Express Co.:
1.55%, 5/22/18	250	249,970
3.63%, 12/05/24	300	308,089
4.05%, 12/03/42	67	68,251
Capital One Bank USA NA:
1.30%, 6/05/17	250	248,574
2.25%, 2/13/19	250	251,324
Capital One Financial Corp.:
2.45%, 4/24/19	250	252,973
3.50%, 6/15/23	110	112,924
Caterpillar Financial Services Corp., 3.30%, 6/09/24	250	260,680
Discover Financial Services, 3.75%, 3/04/25	75	75,550
Corporate Bonds	Par (000)	Value
Consumer Finance (concluded)
HSBC Finance Corp., 6.68%, 1/15/21	$161	$191,176
MasterCard, Inc., 3.38%, 4/01/24	250	263,196
Synchrony Financial, 3.75%, 8/15/21	500	518,502

		2,801,209
Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23	250	269,237
Diversified Financial Services — 2.9%
Air Lease Corp.:
2.13%, 1/15/18	175	174,125
3.38%, 1/15/19	250	255,000
3.88%, 4/01/21	175	180,250
American Express Credit Corp.:
2.38%, 3/24/17	100	102,683
1.13%, 6/05/17	500	499,901
1.55%, 9/22/17	105	105,779
2.13%, 3/18/19	400	405,152
2.25%, 8/15/19	250	253,622
American Honda Finance Corp.:
1.55%, 12/11/17	250	252,166
2.15%, 3/13/20	250	252,272
Bank of America Corp.:
6.05%, 5/16/16	500	524,864
3.75%, 7/12/16	350	360,763
3.88%, 3/22/17	300	313,960
1.70%, 8/25/17	250	250,967
2.00%, 1/11/18	1,050	1,057,926
6.88%, 4/25/18	400	457,543
2.60%, 1/15/19	500	508,896
2.65%, 4/01/19	500	509,467
5.63%, 7/01/20	150	172,931
5.00%, 5/13/21	100	112,878
5.70%, 1/24/22	100	116,924
4.13%, 1/22/24	500	535,418
4.20%, 8/26/24	500	517,283
4.00%, 1/22/25	250	252,023
4.25%, 10/22/26	290	299,379
6.11%, 1/29/37	100	121,769
7.75%, 5/14/38	200	288,014
5.88%, 2/07/42	100	127,214
5.00%, 1/21/44	250	286,956
4.88%, 4/01/44	175	196,968
Bank of America NA, 1.65%, 3/26/18	750	751,870
Boeing Capital Corp., 4.70%, 10/27/19	250	281,420
Capital One Bank USA NA, 3.38%, 2/15/23	350	354,479

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
CIT Group, Inc., 1.80%, 2/05/18	$480	$481,002
Citigroup, Inc.:
4.45%, 1/10/17	400	421,580
1.35%, 3/10/17	250	249,577
2.50%, 9/26/18	350	356,860
8.50%, 5/22/19	250	311,345
2.50%, 7/29/19	250	253,565
2.40%, 2/18/20	695	697,480
4.05%, 7/30/22	250	262,270
3.38%, 3/01/23	500	512,414
3.50%, 5/15/23	250	249,308
3.88%, 3/26/25	500	501,878
4.30%, 11/20/26	150	155,144
6.63%, 6/15/32	100	124,713
6.13%, 8/25/36	250	302,750
6.88%, 3/05/38	100	138,409
8.13%, 7/15/39	75	117,981
6.68%, 9/13/43	250	333,364
Deutsche Bank AG, London:
1.40%, 2/13/17	500	500,422
2.50%, 2/13/19	250	253,766
3.70%, 5/30/24	215	220,383
Ford Motor Credit Co. LLC:
4.25%, 2/03/17	250	262,516
1.72%, 12/06/17	250	249,447
2.38%, 1/16/18	250	254,326
2.38%, 3/12/19	500	505,808
2.60%, 11/04/19	250	253,296
2.46%, 3/27/20	250	250,025
4.38%, 8/06/23	220	237,695
General Electric Capital Corp.:
1.50%, 7/12/16	250	252,663
2.90%, 1/09/17	100	103,631
5.63%, 5/01/18	300	336,852
2.30%, 1/14/19	500	511,730
6.00%, 8/07/19	100	116,818
4.38%, 9/16/20	50	55,505
4.63%, 1/07/21	250	281,479
4.65%, 10/17/21	200	226,356
3.45%, 5/15/24	300	315,938
6.75%, 3/15/32	500	691,574
5.88%, 1/14/38	750	969,691
6.88%, 1/10/39	250	359,632
6.38%, 11/15/67 (e)	250	271,250
IntercontinentalExchange Group, Inc., 2.50%, 10/15/18	250	257,778
Jefferies Group LLC:
8.50%, 7/15/19	125	149,501
5.13%, 1/20/23	150	155,701
John Deere Capital Corp.:
1.95%, 12/13/18	500	508,991
2.25%, 4/17/19	100	102,111
Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
John Deere Capital Corp. (concluded):
2.05%, 3/10/20	$1,000	$1,006,936
2.80%, 3/04/21	250	257,964
3.90%, 7/12/21	50	54,749
JPMorgan Chase & Co.:
3.15%, 7/05/16	300	307,786
1.35%, 2/15/17	1,250	1,254,830
2.00%, 8/15/17	250	253,705
1.80%, 1/25/18	250	251,886
1.63%, 5/15/18	500	498,358
2.35%, 1/28/19	500	508,195
2.20%, 10/22/19	500	501,360
4.50%, 1/24/22	300	331,602
3.25%, 9/23/22	200	204,542
3.20%, 1/25/23	150	152,496
3.38%, 5/01/23	250	251,682
3.88%, 9/10/24	300	307,767
3.13%, 1/23/25	250	250,733
4.13%, 12/15/26	250	259,175
6.40%, 5/15/38	100	134,162
5.50%, 10/15/40	125	152,458
5.60%, 7/15/41	50	61,178
5.63%, 8/16/43	500	599,734
4.85%, 2/01/44	100	114,115
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	276,711
Leucadia National Corp., 5.50%, 10/18/23	150	154,743
Moody’s Corp.:
2.75%, 7/15/19	40	40,889
4.50%, 9/01/22	50	54,229
MUFG Americas Holdings Corp., 3.00%, 2/10/25	250	247,170
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/15/19	250	254,984
3.40%, 11/15/23	350	371,210
2.85%, 1/27/25	250	251,933
NCUA Guaranteed Notes, 3.00%, 6/12/19	1,000	1,062,140
ORIX Corp., 3.75%, 3/09/17	100	104,418
PACCAR Financial Corp., 2.20%, 9/15/19	250	254,456
Royal Bank of Scotland Group PLC:
1.88%, 3/31/17	175	174,749
6.40%, 10/21/19	250	289,380
Toyota Motor Credit Corp.:
0.80%, 5/17/16	500	501,620
1.38%, 1/10/18	200	200,682
UBS AG, 2.35%, 3/26/20	500	500,891

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	7

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
UBS AG/Stamford CT:
5.75%, 4/25/18	$300	$335,576
2.38%, 8/14/19	800	806,380

		38,602,961
Diversified Telecommunication Services — 1.0%
AT&T, Inc.:
1.70%, 6/01/17	500	501,694
2.38%, 11/27/18	500	506,436
6.30%, 1/15/38	200	239,441
5.35%, 9/01/40	463	505,279
5.55%, 8/15/41	200	224,927
4.30%, 12/15/42	151	144,432
4.35%, 6/15/45	759	725,968
British Telecommunications PLC:
1.63%, 6/28/16	500	503,696
2.35%, 2/14/19	250	254,107
9.63%, 12/15/30	50	82,464
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	325	327,721
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	400	611,459
Embarq Corp.:
7.08%, 6/01/16	250	265,186
8.00%, 6/01/36	100	118,910
Orange SA:
2.75%, 9/14/16	200	204,508
4.13%, 9/14/21	150	164,958
5.38%, 1/13/42	225	261,313
Qwest Corp.:
6.50%, 6/01/17	150	163,489
6.75%, 12/01/21	50	57,313
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	100	107,289
Telefonica Emisiones SAU:
3.19%, 4/27/18	250	260,735
5.46%, 2/16/21	50	57,142
4.57%, 4/27/23	200	220,081
7.05%, 6/20/36	75	103,599
Telefonica Europe BV, 8.25%, 9/15/30	50	72,841
Verizon Communications, Inc.:
2.50%, 9/15/16	172	175,661
1.35%, 6/09/17	250	250,164
1.10%, 11/01/17	250	247,775
3.65%, 9/14/18	500	531,675
2.55%, 6/17/19	500	511,991
2.63%, 2/21/20	250	254,340
3.50%, 11/01/21	400	418,115
4.15%, 3/15/24	250	268,555
3.50%, 11/01/24	500	511,682
Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (concluded)
Verizon Communications, Inc. (concluded):
7.75%, 12/01/30	$100	$140,857
6.40%, 9/15/33	500	624,070
5.05%, 3/15/34	500	542,919
4.40%, 11/01/34	500	509,327
4.27%, 1/15/36 (a)	250	248,089
6.40%, 2/15/38	200	249,315
6.00%, 4/01/41	250	300,669
3.85%, 11/01/42	250	227,104
6.55%, 9/15/43	750	976,619
5.01%, 8/21/54	400	415,036

		14,088,951
Electric Utilities — 1.4%
Alabama Power Co., 5.50%, 10/15/17	100	110,481
Ameren Illinois Co.:
2.70%, 9/01/22	100	101,416
4.30%, 7/01/44	250	281,553
American Electric Power Co., Inc.:
1.65%, 12/15/17	200	201,161
Series F, 2.95%, 12/15/22	500	504,136
Berkshire Hathaway Energy Co.:
1.10%, 5/15/17	500	499,963
2.00%, 11/15/18	500	503,943
3.50%, 2/01/25	110	114,551
6.13%, 4/01/36	250	325,879
5.15%, 11/15/43	250	297,837
4.50%, 2/01/45	400	435,454
CenterPoint Energy Houston Electric LLC, 3.55%, 8/01/42	100	98,646
Commonwealth Edison Co.:
2.15%, 1/15/19	500	510,850
3.10%, 11/01/24	250	257,971
5.90%, 3/15/36	50	65,686
The Connecticut Light & Power Co., 2.50%, 1/15/23	150	148,746
Consolidated Edison Co. of New York, Inc., 3.30%, 12/01/24	250	262,682
Dominion Gas Holdings LLC, 3.60%, 12/15/24	250	262,327
DTE Electric Co.:
4.00%, 4/01/43	150	158,929
3.70%, 3/15/45	145	147,953
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	135,858
Duke Energy Corp.:
2.15%, 11/15/16	500	510,003
1.63%, 8/15/17	250	252,701
3.95%, 10/15/23	250	272,873

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Duke Energy Indiana, Inc.:
4.20%, 3/15/42	$150	$163,302
4.90%, 7/15/43	250	302,395
Duke Energy Progress, Inc.:
4.10%, 5/15/42	150	163,228
4.10%, 3/15/43	250	270,595
4.38%, 3/30/44	100	113,515
Entergy Corp., 4.70%, 1/15/17	150	157,726
Entergy Louisiana LLC, 4.05%, 9/01/23	250	274,640
Eversource Energy, Series H, 3.15%, 1/15/25	125	126,240
Exelon Generation Co. LLC, 6.25%, 10/01/39	150	181,414
Florida Power & Light Co.:
2.75%, 6/01/23	250	255,988
5.95%, 2/01/38	50	68,002
Georgia Power Co., 4.30%, 3/15/42	200	216,472
Great Plains Energy, Inc., 5.29%, 6/15/22 (d)	150	172,197
Indiana Michigan Power Co., 6.05%, 3/15/37	175	225,911
Interstate Power & Light Co., 3.25%, 12/01/24	250	257,022
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	52,913
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	297,218
Nevada Power Co., 5.45%, 5/15/41	50	63,697
NextEra Energy Capital Holdings, Inc., 3.63%, 6/15/23	1,000	1,046,602
Nisource Finance Corp.:
5.95%, 6/15/41	50	64,337
5.25%, 2/15/43	75	89,264
Northeast Utilities, 1.45%, 5/01/18	250	248,272
Northern States Power Co., 3.40%, 8/15/42	200	195,858
Oglethorpe Power Corp., 4.55%, 6/01/44	250	271,789
Oncor Electric Delivery Co. LLC:
7.00%, 9/01/22	100	128,101
5.30%, 6/01/42	75	94,418
3.75%, 4/01/45 (a)	250	250,519
Pacific Gas & Electric Co.:
3.25%, 6/15/23	500	516,755
6.05%, 3/01/34	250	326,618
4.75%, 2/15/44	250	288,109
PacifiCorp:
2.95%, 2/01/22	100	103,502
Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
PacifiCorp (concluded):
2.95%, 6/01/23	$300	$308,126
Potomac Electric Power Co., 3.60%, 3/15/24	250	266,552
PPL Capital Funding, Inc.:
1.90%, 6/01/18	250	250,732
3.40%, 6/01/23	250	259,210
Progress Energy, Inc.:
4.40%, 1/15/21	100	110,239
7.75%, 3/01/31	50	72,362
Public Service Co. of Colorado:
3.95%, 3/15/43	200	217,145
4.30%, 3/15/44	75	85,441
Public Service Electric & Gas Co.:
1.80%, 6/01/19	250	251,580
3.50%, 8/15/20	50	53,426
2.38%, 5/15/23	250	245,563
3.05%, 11/15/24	250	257,374
3.95%, 5/01/42	50	53,794
3.65%, 9/01/42	50	50,973
Puget Energy, Inc., 5.63%, 7/15/22	500	581,664
South Carolina Electric & Gas Co., 4.60%, 6/15/43	250	282,611
Southern California Edison Co.:
1.13%, 5/01/17	500	502,174
2.40%, 2/01/22	250	250,452
5.50%, 3/15/40	50	64,688
4.65%, 10/01/43	350	413,166
The Toledo Edison Co., 6.15%, 5/15/37	100	124,763
Virginia Electric & Power Co.:
2.95%, 1/15/22	400	412,519
4.00%, 1/15/43	250	263,907
4.45%, 2/15/44	150	169,029

		18,995,708
Electrical Equipment — 0.1%
Amphenol Corp., 2.55%, 1/30/19	350	356,424
Emerson Electric Co.:
5.00%, 4/15/19	100	111,734
2.63%, 2/15/23	350	351,101
Pentair Finance SA, 1.88%, 9/15/17	250	250,813
Roper Industries, Inc., 3.13%, 11/15/22	150	149,451

		1,219,523
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 3.00%, 3/01/18	750	769,463

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	9

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electronic Equipment, Instruments & Components (concluded)
Corning, Inc.:
3.70%, 11/15/23	$250	$266,104
4.75%, 3/15/42	50	54,552
Ingram Micro, Inc., 4.95%, 12/15/24	200	207,181
Jabil Circuit, Inc., 4.70%, 9/15/22	250	258,750
Tyco Electronics Group SA:
6.55%, 10/01/17	50	56,056
3.50%, 2/03/22	100	104,324

		1,716,430
Energy Equipment & Services — 0.2%
Baker Hughes, Inc., 5.13%, 9/15/40	100	113,890
Ensco PLC:
4.70%, 3/15/21	100	101,073
4.50%, 10/01/24	250	242,313
5.20%, 3/15/25	65	65,101
FMC Technologies, Inc., 3.45%, 10/01/22	100	98,319
Halliburton Co.:
6.15%, 9/15/19	100	117,489
4.50%, 11/15/41	50	52,540
4.75%, 8/01/43	250	273,364
National Oilwell Varco, Inc., 3.95%, 12/01/42	150	142,052
Noble Holding International Ltd.:
2.50%, 3/15/17	150	147,691
5.95%, 4/01/25	200	195,297
5.25%, 3/15/42	50	38,381
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 8/01/42	250	228,288
Transocean, Inc.:
5.05%, 12/15/16	249	251,490
6.50%, 11/15/20	250	209,688
3.80%, 10/15/22	100	72,969
6.80%, 3/15/38	50	35,875

		2,385,820
Food & Staples Retailing — 0.4%
Costco Wholesale Corp.:
1.13%, 12/15/17	150	150,145
2.25%, 2/15/22	85	84,807
CVS Caremark Corp.:
2.25%, 8/12/19	500	507,718
4.00%, 12/05/23	500	541,997
The Kroger Co.:
6.15%, 1/15/20	100	117,056
3.30%, 1/15/21	500	519,322
3.40%, 4/15/22	100	103,311
5.15%, 8/01/43	125	147,621
Corporate Bonds	Par (000)	Value
Food & Staples Retailing (concluded)
Sysco Corp., 4.35%, 10/02/34	$250	$262,642
Wal-Mart Stores, Inc.:
1.00%, 4/21/17	500	502,233
1.13%, 4/11/18	250	250,305
3.63%, 7/08/20	150	163,259
6.20%, 4/15/38	250	340,426
5.63%, 4/15/41	500	647,676
4.00%, 4/11/43	150	159,111
4.75%, 10/02/43	250	293,661
4.30%, 4/22/44	250	278,979
Walgreen Co.:
1.80%, 9/15/17	200	202,062
3.10%, 9/15/22	200	201,599
Walgreens Boots Alliance Inc.:
4.50%, 11/18/34	155	163,824
4.80%, 11/18/44	150	161,902

		5,799,656
Food Products — 0.3%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	75	86,001
ConAgra Foods, Inc.:
3.25%, 9/15/22	200	200,270
4.65%, 1/25/43	165	165,540
General Mills, Inc.:
2.20%, 10/21/19	300	302,515
3.15%, 12/15/21	150	155,404
The JM Smucker Co.:
3.50%, 10/15/21	50	52,754
4.25%, 3/15/35 (a)	250	258,937
Kellogg Co.:
1.88%, 11/17/16	200	203,020
Series B, 7.45%, 4/01/31	100	134,911
Kraft Foods Group, Inc.:
5.38%, 2/10/20	52	59,124
6.50%, 2/09/40	250	323,712
5.00%, 6/04/42	200	221,325
Mead Johnson Nutrition Co., 4.60%, 6/01/44	250	263,195
Mondelez International, Inc.:
2.25%, 2/01/19	250	252,808
4.00%, 2/01/24	250	270,748
Tyson Foods, Inc.:
2.65%, 8/15/19	500	511,974
4.50%, 6/15/22	150	165,495
4.88%, 8/15/34	70	78,916
Unilever Capital Corp.:
2.20%, 3/06/19	200	204,299

10	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Food Products (concluded)
Unilever Capital Corp. (concluded):
4.25%, 2/10/21	$200	$224,445

		4,135,393
Gas Utilities — 0.0%
AGL Capital Corp., 3.50%, 9/15/21	50	53,001
Atmos Energy Corp., 4.15%, 1/15/43	100	106,712
National Fuel Gas Co., 3.75%, 3/01/23	300	300,413

		460,126
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.:
1.85%, 6/15/18	250	251,672
4.50%, 6/15/43	250	269,995
Becton Dickinson & Co.:
1.80%, 12/15/17	250	251,916
2.68%, 12/15/19	500	510,708
6.00%, 5/15/39	250	318,762
Boston Scientific Corp.:
6.00%, 1/15/20	100	115,101
4.13%, 10/01/23	100	105,916
CareFusion Corp., 3.30%, 3/01/23	200	202,106
Covidien International Finance SA:
2.95%, 6/15/23	250	253,827
6.55%, 10/15/37	25	35,161
Medtronic, Inc.:
1.38%, 4/01/18	300	300,185
4.13%, 3/15/21	50	55,240
3.15%, 3/15/22 (a)	350	363,427
3.63%, 3/15/24	400	424,698
4.38%, 3/15/35 (a)	350	380,605
4.00%, 4/01/43	150	155,393
4.63%, 3/15/45 (a)	250	283,368
St. Jude Medical, Inc., 3.25%, 4/15/23	150	153,432
Stryker Corp., 1.30%, 4/01/18	200	199,803
Zimmer Holdings, Inc.:
3.15%, 4/01/22	500	506,051
4.25%, 8/15/35	295	304,293

		5,441,659
Health Care Providers & Services — 0.7%
Aetna, Inc.:
1.50%, 11/15/17	250	251,213
4.13%, 6/01/21	250	272,072
2.75%, 11/15/22	250	250,345
3.50%, 11/15/24	70	73,017
6.75%, 12/15/37	50	69,832
4.75%, 3/15/44	25	29,260
Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
AmerisourceBergen Corp.:
1.15%, 5/15/17	$250	$249,125
4.25%, 3/01/45	250	262,590
Cardinal Health, Inc.:
3.20%, 6/15/22	50	51,263
3.50%, 11/15/24	250	258,395
4.60%, 3/15/43	50	53,542
Cigna Corp.:
2.75%, 11/15/16	100	103,052
8.50%, 5/01/19	500	622,808
4.00%, 2/15/22	25	27,254
3.25%, 4/15/25	300	306,076
5.38%, 2/15/42	50	61,901
Dignity Health:
2.64%, 11/01/19	100	101,908
5.27%, 11/01/64	100	113,010
Express Scripts Holding Co.:
2.65%, 2/15/17	350	358,520
2.25%, 6/15/19	350	351,576
4.75%, 11/15/21	300	337,532
3.50%, 6/15/24	250	257,381
Humana, Inc., 4.95%, 10/01/44	250	275,087
Kaiser Foundation Hospitals, 3.50%, 4/01/22	100	102,345
Laboratory Corp. of America Holdings:
3.75%, 8/23/22	100	104,396
4.00%, 11/01/23	100	105,585
3.60%, 2/01/25	75	75,306
McKesson Corp.:
2.85%, 3/15/23	150	150,007
4.88%, 3/15/44	250	286,902
Quest Diagnostics, Inc.:
3.20%, 4/01/16	50	51,137
4.70%, 4/01/21	100	110,278
4.25%, 4/01/24	250	266,551
3.50%, 3/30/25	370	370,010
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	252,430
1.63%, 3/15/19	550	551,025
2.30%, 12/15/19	250	255,078
2.88%, 3/15/23	250	256,092
6.88%, 2/15/38	100	143,984
5.95%, 2/15/41	100	134,627
3.95%, 10/15/42	150	153,566
WellPoint, Inc.:
1.88%, 1/15/18	450	452,502
2.25%, 8/15/19	225	226,013
3.13%, 5/15/22	200	202,749
3.30%, 1/15/23	100	101,583
4.63%, 5/15/42	50	54,198
5.10%, 1/15/44	150	172,047

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	11

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (concluded)
WellPoint, Inc. (concluded):
4.85%, 8/15/54	$150	$165,940

		9,481,110
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 3.95%, 10/15/20	250	265,734
Hyatt Hotels Corp., 3.38%, 7/15/23	190	192,016
Marriott International, Inc.:
3.00%, 3/01/19	100	103,393
3.25%, 9/15/22	100	101,873
McDonald’s Corp.:
1.88%, 5/29/19	100	101,072
3.50%, 7/15/20	50	53,722
3.25%, 6/10/24	400	414,988
3.70%, 2/15/42	100	99,015
Starbucks Corp., 3.85%, 10/01/23	250	272,958
Starwood Hotels & Resorts Worldwide, Inc.:
3.13%, 2/15/23	250	247,855
4.50%, 10/01/34	250	260,133
Wyndham Worldwide Corp., 4.25%, 3/01/22	50	52,181
Yum! Brands, Inc.:
5.30%, 9/15/19	100	111,502
5.35%, 11/01/43	100	110,767

		2,387,209
Household Durables — 0.1%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	207,845
Mohawk Industries, Inc., 3.85%, 2/01/23	125	126,894
Newell Rubbermaid, Inc., 4.00%, 12/01/24	250	263,441
Whirlpool Corp., 5.15%, 3/01/43	200	227,169

		825,349
Household Products — 0.1%
The Clorox Co.:
3.05%, 9/15/22	50	50,228
3.50%, 12/15/24	250	254,448
Energizer Holdings, Inc., 4.70%, 5/19/21	50	52,867
Kimberly-Clark Corp.:
3.63%, 8/01/20	50	54,197
2.65%, 3/01/25	85	85,152
The Procter & Gamble Co., 2.30%, 2/06/22	250	253,011
Corporate Bonds	Par (000)	Value
Household Products (concluded)
The Procter & Gamble Co., 5.55%, 3/05/37	$250	$331,021

		1,080,924
Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC:
4.25%, 6/15/22	500	527,571
5.60%, 6/15/42	50	57,214
Southern Power Co., 5.25%, 7/15/43	500	582,855

		1,167,640
Industrial Conglomerates — 0.1%
General Electric Co.:
2.70%, 10/09/22	150	152,565
4.50%, 3/11/44	500	561,253
Koninklijke Philips Electronics NV, 3.75%, 3/15/22	250	261,521

		975,339
Insurance — 1.1%
ACE INA Holdings, Inc., 4.15%, 3/13/43	150	162,009
Aflac, Inc.:
2.65%, 2/15/17	250	257,719
3.63%, 6/15/23	250	262,952
3.63%, 11/15/24	250	262,011
Alleghany Corp., 4.95%, 6/27/22	50	55,401
The Allstate Corp.:
3.15%, 6/15/23	250	258,226
4.50%, 6/15/43	150	170,650
American International Group, Inc.:
2.30%, 7/16/19	500	507,415
3.38%, 8/15/20	250	263,788
4.88%, 6/01/22	250	284,113
4.13%, 2/15/24	250	270,631
8.18%, 5/15/58 (e)	275	389,964
Aon Corp., 3.13%, 5/27/16	50	51,276
Aon PLC, 4.45%, 5/24/43	200	207,721
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	138,118
Assurant, Inc., 2.50%, 3/15/18	250	254,351
Assured Guaranty US Holdings, Inc., 5.00%, 7/01/24	110	117,723
AXA SA, 8.60%, 12/15/30	50	69,750
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	100	110,125
Berkshire Hathaway, Inc.:
1.90%, 1/31/17	100	101,985
1.55%, 2/09/18	500	506,082
2.10%, 8/14/19	500	511,604
4.50%, 2/11/43	100	112,826

12	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Insurance (continued)
The Chubb Corp., Series 1, 6.50%, 5/15/38	$100	$141,115
CNA Financial Corp., 5.75%, 8/15/21	100	115,401
First American Financial Corp., 4.60%, 11/15/24	200	209,012
The Hartford Financial Services Group, Inc.:
4.00%, 10/15/17	250	266,214
6.30%, 3/15/18	250	281,026
6.63%, 3/30/40	100	134,108
6.10%, 10/01/41	100	130,609
Lincoln National Corp.:
4.85%, 6/24/21	300	336,215
4.20%, 3/15/22	100	108,084
4.00%, 9/01/23	200	211,412
3.35%, 3/09/25	65	65,744
Loews Corp., 2.63%, 5/15/23	250	244,100
Markel Corp., 3.63%, 3/30/23	250	257,802
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	235	238,350
2.35%, 3/06/20	190	191,075
4.80%, 7/15/21	50	56,405
MetLife, Inc.:
4.75%, 2/08/21	200	226,099
3.00%, 3/01/25	650	651,420
6.40%, 12/15/36	100	118,500
4.13%, 8/13/42	300	311,364
4.88%, 11/13/43	250	288,545
Old Republic International Corp., 4.88%, 10/01/24	250	265,412
Principal Financial Group, Inc.:
1.85%, 11/15/17	250	252,170
4.63%, 9/15/42	50	54,531
The Progressive Corp.:
3.75%, 8/23/21	50	54,262
4.35%, 4/25/44	100	110,593
3.70%, 1/26/45	200	198,977
Prudential Financial, Inc.:
3.00%, 5/12/16	150	153,392
2.35%, 8/15/19	350	353,829
5.38%, 6/21/20	350	402,127
8.88%, 6/15/38 (e)	100	117,875
5.63%, 6/15/43 (e)	100	106,000
5.10%, 8/15/43	250	280,882
5.20%, 3/15/44 (e)	100	101,800
The Travelers Cos., Inc.:
3.90%, 11/01/20	250	272,410
4.60%, 8/01/43	100	116,320
Travelers Property Casualty Corp.,
6.38%, 3/15/33	100	135,986
Corporate Bonds	Par (000)	Value
Insurance (concluded)
Voya Financial, Inc., 2.90%, 2/15/18	$750	$773,855
WR Berkley Corp., 4.63%, 3/15/22	200	217,460
XL Group PLC, Series E, 6.50% (e)(f)	150	132,750
XLIT Ltd.:
2.30%, 12/15/18	250	253,946
5.75%, 10/01/21	100	117,634

		14,381,251
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.:
1.20%, 11/29/17	250	250,042
2.60%, 12/05/19	350	358,500
4.80%, 12/05/34	250	274,168

		882,710
Internet Software & Services — 0.1%
Baidu, Inc.:
3.25%, 8/06/18	205	212,357
2.75%, 6/09/19	350	353,623
eBay, Inc.:
2.20%, 8/01/19	500	500,767
3.25%, 10/15/20	50	51,714
2.60%, 7/15/22	50	47,785
Expedia, Inc., 4.50%, 8/15/24	250	252,669
Google, Inc., 3.63%, 5/19/21	25	27,214

		1,446,129
IT Services — 0.3%
Alibaba Group Holding, Ltd. (a):
3.13%, 11/28/21	225	226,586
4.50%, 11/28/34	250	251,962
Fidelity National Information Services, Inc.:
1.45%, 6/05/17	250	249,794
2.00%, 4/15/18	250	251,217
3.50%, 4/15/23	25	25,086
Fiserv, Inc., 6.80%, 11/20/17	50	56,479
International Business Machines Corp.:
1.25%, 2/08/18	500	501,756
1.95%, 2/12/19	250	253,668
1.88%, 5/15/19	250	252,664
2.90%, 11/01/21	100	104,189
3.63%, 2/12/24	275	292,020
4.00%, 6/20/42	100	100,519
Total System Services, Inc., 2.38%, 6/01/18	250	251,446
The Western Union Co.:
2.88%, 12/10/17	250	258,405
6.20%, 11/17/36	25	26,449

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	13

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
IT Services (concluded)
Xerox Corp.:
5.63%, 12/15/19	$100	$113,207
2.80%, 5/15/20	500	504,487

		3,719,934
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44	60	63,866
Mattel, Inc., 1.70%, 3/15/18	200	199,066

		262,932
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/23	200	205,076
Life Technologies Corp., 6.00%, 3/01/20	100	115,490
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/16	50	50,857
2.40%, 2/01/19	500	507,022
3.30%, 2/15/22	55	56,395
3.15%, 1/15/23	250	253,371

		1,188,211
Machinery — 0.2%
Caterpillar, Inc.:
5.70%, 8/15/16	100	106,862
3.90%, 5/27/21	50	55,033
3.40%, 5/15/24	500	524,226
5.20%, 5/27/41	100	120,104
3.80%, 8/15/42	250	253,606
Danaher Corp., 3.90%, 6/23/21	50	54,887
Deere & Co., 3.90%, 6/09/42	50	52,045
Flowserve Corp., 3.50%, 9/15/22	100	101,405
Illinois Tool Works, Inc.:
1.95%, 3/01/19	250	253,090
4.88%, 9/15/41	50	58,240
3.90%, 9/01/42	75	77,302
Ingersoll-Rand Global Holding Co. Ltd.:
6.88%, 8/15/18	50	58,101
2.88%, 1/15/19	500	512,865
Joy Global, Inc., 5.13%, 10/15/21	50	55,798
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150	152,460
Trinity Industries, Inc., 4.55%, 10/01/24	250	251,335
Valmont Industries, Inc., 5.00%, 10/01/44	250	243,295

		2,930,654
Media — 1.1%
21st Century Fox America, Inc.:
4.50%, 2/15/21	100	110,766
Corporate Bonds	Par (000)	Value
Media (continued)
21st Century Fox America, Inc. (concluded):
3.00%, 9/15/22	$650	$657,832
6.20%, 12/15/34	100	127,731
6.15%, 2/15/41	150	193,931
4.75%, 9/15/44	500	560,399
CBS Corp., 4.85%, 7/01/42	325	342,651
Cintas Corp. No 2, 4.30%, 6/01/21	25	27,230
Comcast Corp.:
5.15%, 3/01/20	350	402,265
3.60%, 3/01/24	250	268,326
4.25%, 1/15/33	650	697,259
4.20%, 8/15/34	235	254,583
6.45%, 3/15/37	200	270,823
4.65%, 7/15/42	150	167,203
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
2.40%, 3/15/17	250	254,486
3.80%, 3/15/22	250	259,122
4.45%, 4/01/24	250	266,998
3.95%, 1/15/25	350	360,597
5.15%, 3/15/42	150	156,761
Discovery Communications LLC:
4.38%, 6/15/21	50	53,929
3.25%, 4/01/23	50	49,794
4.95%, 5/15/42	50	52,787
4.88%, 4/01/43	150	156,738
Grupo Televisa SAB, 5.00%, 5/13/45	200	208,170
The Interpublic Group of Cos., Inc., 4.20%, 4/15/24	250	264,847
NBCUniversal Media LLC:
4.38%, 4/01/21	600	668,479
2.88%, 1/15/23	250	253,937
5.95%, 4/01/41	250	326,953
Omnicom Group, Inc.:
3.63%, 5/01/22	125	131,086
3.65%, 11/01/24	70	72,412
Scripps Networks Interactive, Inc., 3.90%, 11/15/24	250	257,939
Thomson Reuters Corp.:
0.88%, 5/23/16	250	249,904
6.50%, 7/15/18	250	286,134
4.30%, 11/23/23	250	268,757
Time Warner Cable, Inc.:
8.25%, 4/01/19	300	366,942
5.00%, 2/01/20	500	557,979
4.13%, 2/15/21	100	107,549
6.55%, 5/01/37	150	188,377
6.75%, 6/15/39	50	64,086
4.50%, 9/15/42	475	487,238

14	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media (concluded)
Time Warner, Inc.:
4.88%, 3/15/20	$250	$279,785
7.70%, 5/01/32	250	355,524
6.25%, 3/29/41	150	193,586
5.35%, 12/15/43	250	291,721
4.65%, 6/01/44	250	269,313
Viacom, Inc.:
2.50%, 9/01/18	500	508,613
5.63%, 9/15/19	250	282,374
3.13%, 6/15/22	150	149,955
3.25%, 3/15/23	200	197,387
3.88%, 4/01/24	250	257,215
4.38%, 3/15/43	70	65,260
5.85%, 9/01/43	100	112,573
The Walt Disney Co.:
1.85%, 5/30/19	500	504,759
3.75%, 6/01/21	50	54,390
2.35%, 12/01/22	300	299,698
WPP Finance 2010:
4.75%, 11/21/21	100	112,650
3.75%, 9/19/24	250	260,945

		14,648,748
Metals & Mining — 0.5%
Barrick Gold Corp.:
3.85%, 4/01/22	350	342,249
4.10%, 5/01/23	500	493,255
Barrick North America Finance LLC, 5.70%, 5/30/41	50	50,278
BHP Billiton Finance USA Ltd.:
1.63%, 2/24/17	100	101,371
2.05%, 9/30/18	175	178,651
2.88%, 2/24/22	250	253,842
5.00%, 9/30/43	350	400,821
Carpenter Technology Corp., 4.45%, 3/01/23	250	256,042
Freeport-McMoRan Copper & Gold, Inc.:
2.15%, 3/01/17	100	99,631
3.55%, 3/01/22	50	46,281
5.45%, 3/15/43	350	313,704
Freeport-McMoRan, Inc., 5.40%, 11/14/34	100	91,429
Goldcorp, Inc.:
2.13%, 3/15/18	150	150,987
3.63%, 6/09/21	250	254,211
Kinross Gold Corp., 5.95%, 3/15/24	200	185,214
Newmont Mining Corp.:
3.50%, 3/15/22	450	437,024
4.88%, 3/15/42	50	44,490
Corporate Bonds	Par (000)	Value
Metals & Mining (concluded)
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	$25	$25,255
Rio Tinto Finance USA Ltd.:
2.50%, 5/20/16	50	50,942
4.13%, 5/20/21	150	161,585
5.20%, 11/02/40	350	394,554
Rio Tinto Finance USA PLC:
1.63%, 8/21/17	250	251,377
2.88%, 8/21/22	100	99,313
4.75%, 3/22/42	100	107,334
Southern Copper Corp., 6.75%, 4/16/40	100	106,610
Teck Resources Ltd.:
3.00%, 3/01/19	450	447,584
4.75%, 1/15/22	300	302,067
3.75%, 2/01/23	100	93,656
5.20%, 3/01/42	50	44,456
Vale Overseas Ltd.:
4.38%, 1/11/22	250	240,318
6.88%, 11/21/36	200	193,440
Vale SA, 5.63%, 9/11/42	250	216,350

		6,434,321
Multi-Utilities — 0.3%
CMS Energy Corp., 4.70%, 3/31/43	200	226,059
Consolidated Edison Co. of New York, Inc.:
6.65%, 4/01/19	100	118,562
4.20%, 3/15/42	150	160,631
3.95%, 3/01/43	150	154,807
4.45%, 3/15/44	250	277,981
Dominion Resources, Inc.:
1.40%, 9/15/17	250	250,304
3.63%, 12/01/24	250	260,886
4.90%, 8/01/41	50	56,198
ONE Gas, Inc., 4.66%, 2/01/44	250	289,368
San Diego Gas & Electric Co.:
1.91%, 2/01/22	250	251,579
3.60%, 9/01/23	250	268,785
4.30%, 4/01/42	100	112,796
SCANA Corp., 4.13%, 2/01/22	100	105,132
Sempra Energy:
2.30%, 4/01/17	250	254,999
2.40%, 3/15/20	250	252,775
4.05%, 12/01/23	250	270,986
3.55%, 6/15/24	250	261,802

		3,573,650
Multiline Retail — 0.1%
Dollar General Corp., 1.88%, 4/15/18	250	247,317

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	15

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Multiline Retail (concluded)
Kohl’s Corp., 4.00%, 11/01/21	$50	$53,080
Nordstrom, Inc., 4.00%, 10/15/21	100	108,590
Target Corp.:
2.90%, 1/15/22	150	154,384
4.00%, 7/01/42	350	370,806

		934,177
Offshore Drilling & Other Services — 0.0%
Lam Research Corp., 3.80%, 3/15/25	230	231,316
Oil, Gas & Consumable Fuels — 2.9%
Alberta Energy Co., Ltd., 7.38%, 11/01/31	50	60,177
Anadarko Petroleum Corp.:
6.38%, 9/15/17	250	278,158
6.45%, 9/15/36	100	124,051
4.50%, 7/15/44	250	255,761
Apache Corp.:
3.25%, 4/15/22	145	147,351
6.00%, 1/15/37	100	119,378
4.75%, 4/15/43	250	261,289
4.25%, 1/15/44	100	98,228
Boardwalk Pipelines LP, 3.38%, 2/01/23	200	184,932
BP Capital Markets PLC:
1.85%, 5/05/17	250	253,010
1.38%, 5/10/18	250	248,879
2.24%, 9/26/18	300	304,957
2.24%, 5/10/19	500	505,385
2.52%, 1/15/20	115	116,968
2.32%, 2/13/20	250	252,098
4.74%, 3/11/21	50	55,806
3.06%, 3/17/22	710	722,304
3.25%, 5/06/22	100	102,975
3.99%, 9/26/23	250	264,737
Buckeye Partners LP, 4.15%, 7/01/23	250	247,251
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	100	101,501
3.80%, 4/15/24	250	250,202
3.90%, 2/01/25	250	252,403
6.25%, 3/15/38	50	58,561
Cenovus Energy, Inc.:
5.70%, 10/15/19	150	167,206
3.00%, 8/15/22	100	94,723
5.20%, 9/15/43	250	252,265
Chevron Corp.:
1.72%, 6/24/18	500	506,337
2.19%, 11/15/19	55	56,148
2.43%, 6/24/20	550	563,682
2.41%, 3/03/22	145	145,272
Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	$300	$293,039
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	500	531,537
ConocoPhillips Co.:
1.05%, 12/15/17	250	249,081
4.15%, 11/15/34	395	419,836
6.50%, 2/01/39	400	539,597
ConocoPhillips Holding Co., 6.95%, 4/15/29	100	136,647
Continental Resources, Inc.:
5.00%, 9/15/22	250	246,563
4.50%, 4/15/23	300	291,159
Devon Energy Corp.:
2.25%, 12/15/18	500	504,784
4.00%, 7/15/21	150	159,997
4.75%, 5/15/42	200	213,899
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43	250	209,147
Ecopetrol SA:
7.63%, 7/23/19	100	117,400
5.88%, 5/28/45	250	232,613
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	200	214,537
Enable Midstream Partners LP, 2.40%, 5/15/19 (a)	350	342,973
Enbridge Energy Partners LP, 4.20%, 9/15/21	100	105,054
Enbridge, Inc., 3.50%, 6/10/24	65	63,849
Encana Corp., 3.90%, 11/15/21	700	732,544
Energy Transfer Partners LP:
9.70%, 3/15/19	44	55,307
5.20%, 2/01/22	250	272,387
3.60%, 2/01/23	150	148,590
4.90%, 2/01/24	250	267,887
4.90%, 3/15/35	250	248,313
5.95%, 10/01/43	150	165,465
EnLink Midstream Partners LP, 5.05%, 4/01/45	150	152,586
Enterprise Products Operating LLC:
2.55%, 10/15/19	500	506,696
3.90%, 2/15/24	125	130,779
3.75%, 2/15/25	40	41,291
5.95%, 2/01/41	150	182,001
4.45%, 2/15/43	75	76,149
4.85%, 3/15/44	200	215,595
5.10%, 2/15/45	250	280,084
EOG Resources, Inc.:
5.63%, 6/01/19	150	172,441
3.15%, 4/01/25	80	81,588
EQT Corp., 4.88%, 11/15/21	50	52,618

16	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.:
2.40%, 3/06/22	$500	$503,931
3.18%, 3/15/24	250	263,147
2.71%, 3/06/25	250	252,548
Hess Corp.:
8.13%, 2/15/19	200	240,129
5.60%, 2/15/41	300	327,630
Husky Energy, Inc., 3.95%, 4/15/22	150	152,400
Kinder Morgan Energy Partners LP:
2.65%, 2/01/19	245	245,378
3.95%, 9/01/22	225	228,519
4.15%, 2/01/24	250	255,534
4.25%, 9/01/24	155	158,493
6.50%, 2/01/37	100	113,319
5.00%, 8/15/42	75	72,836
5.40%, 9/01/44	250	259,011
Kinder Morgan, Inc.:
3.05%, 12/01/19	250	252,481
4.30%, 6/01/25	160	164,231
5.30%, 12/01/34	250	258,270
5.55%, 6/01/45	250	263,591
5.05%, 2/15/46	250	249,667
Marathon Oil Corp.:
5.90%, 3/15/18	100	110,742
2.80%, 11/01/22	400	389,598
Marathon Petroleum Corp.:
5.13%, 3/01/21	150	168,719
3.63%, 9/15/24	115	116,311
4.75%, 9/15/44	250	254,415
Murphy Oil Corp., 4.00%, 6/01/22	100	95,555
Nabors Industries, Inc.:
5.00%, 9/15/20	50	49,794
4.63%, 9/15/21	250	240,597
Nexen, Inc., 6.40%, 5/15/37	100	126,622
Noble Energy, Inc.:
4.15%, 12/15/21	150	158,872
5.25%, 11/15/43	250	261,266
Occidental Petroleum Corp., 4.10%, 2/01/21	50	54,831
ONEOK Partners LP:
2.00%, 10/01/17	250	249,313
3.38%, 10/01/22	500	474,376
6.13%, 2/01/41	50	51,220
Petrobras Global Finance BV:
3.25%, 3/17/17	500	461,250
3.00%, 1/15/19	500	431,660
6.25%, 3/17/24	250	235,700
5.63%, 5/20/43	200	161,980
7.25%, 3/17/44	125	117,373
Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance Co.:
5.75%, 1/20/20	$400	$371,032
5.38%, 1/27/21	500	453,575
Petroleos Mexicanos:
3.50%, 7/18/18	350	364,000
3.13%, 1/23/19	250	255,000
4.88%, 1/24/22	400	424,500
3.50%, 1/30/23	400	390,600
4.50%, 1/23/26 (a)	500	509,500
6.50%, 6/02/41	300	339,750
6.38%, 1/23/45	750	838,500
Phillips 66:
4.65%, 11/15/34	355	376,153
5.88%, 5/01/42	100	119,126
Pioneer Natural Resources Co., 3.95%, 7/15/22	150	154,272
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/23	250	243,659
5.15%, 6/01/42	50	53,016
4.70%, 6/15/44	250	254,012
Plains Exploration & Production Co., 6.50%, 11/15/20	162	171,923
Rowan Cos., Inc.:
4.75%, 1/15/24	50	47,316
5.40%, 12/01/42	100	82,021
Shell International Finance BV:
4.38%, 3/25/20	100	111,876
6.38%, 12/15/38	300	415,369
5.50%, 3/25/40	50	63,456
4.55%, 8/12/43	200	226,703
Southwestern Energy Co., 4.10%, 3/15/22	100	98,405
Spectra Energy Capital LLC, 3.30%, 3/15/23	150	141,162
Spectra Energy Partners LP:
4.75%, 3/15/24	250	274,542
3.50%, 3/15/25	250	251,245
Statoil ASA:
1.95%, 11/08/18	250	253,448
2.65%, 1/15/24	500	491,120
3.70%, 3/01/24	250	267,022
5.10%, 8/17/40	100	120,151
Suncor Energy, Inc.:
6.10%, 6/01/18	200	225,295
3.60%, 12/01/24	165	168,313
6.50%, 6/15/38	250	321,148
Sunoco Logistics Partners Operations LP:
4.95%, 1/15/43	250	245,232
5.30%, 4/01/44	100	103,165

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	17

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Talisman Energy, Inc.:
3.75%, 2/01/21	$300	$295,183
5.50%, 5/15/42	50	49,522
TC PipeLines LP, 4.38%, 3/13/25	250	252,479
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17	100	110,416
Total Capital Canada Ltd., 2.75%, 7/15/23	150	149,454
Total Capital International SA:
1.50%, 2/17/17	100	101,238
2.13%, 1/10/19	350	356,462
2.75%, 6/19/21	250	255,729
Total Capital SA, 2.13%, 8/10/18	500	510,913
TransCanada PipeLines Ltd.:
4.63%, 3/01/34	250	269,088
6.20%, 10/15/37	200	254,024
5.00%, 10/16/43	150	168,368
Valero Energy Corp.:
6.13%, 2/01/20	150	173,768
6.63%, 6/15/37	300	370,292
Weatherford International Ltd.:
6.00%, 3/15/18	150	157,671
9.63%, 3/01/19	250	286,400
5.13%, 9/15/20	50	48,688
5.95%, 4/15/42	350	307,643
The Williams Cos., Inc.:
7.88%, 9/01/21	31	35,986
3.70%, 1/15/23	100	92,440
4.55%, 6/24/24	45	43,583
5.75%, 6/24/44	250	233,655
Williams Partners LP:
4.00%, 11/15/21	250	256,630
4.30%, 3/04/24	250	249,456
3.90%, 1/15/25	250	244,433
4.00%, 9/15/25	250	245,192

		38,921,657
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/22	50	52,585
Georgia-Pacific LLC, 8.88%, 5/15/31	25	37,742
International Paper Co.:
7.50%, 8/15/21	100	125,641
3.65%, 6/15/24	500	509,788
Westvaco Corp., 8.20%, 1/15/30	100	141,234

		866,990
Personal Products — 0.0%
Colgate-Palmolive Co.:
1.75%, 3/15/19	250	252,807
Corporate Bonds	Par (000)	Value
Personal Products (concluded)
Colgate-Palmolive Co. (concluded):
3.25%, 3/15/24	$250	$263,721

		516,528
Pharmaceuticals — 0.9%
Abbott Laboratories, 2.55%, 3/15/22	300	301,233
AbbVie, Inc.:
1.75%, 11/06/17	300	301,064
2.00%, 11/06/18	150	149,907
4.40%, 11/06/42	400	411,767
Actavis Funding SCS:
2.35%, 3/12/18	750	760,143
3.45%, 3/15/22	155	158,763
4.55%, 3/15/35	130	135,501
4.85%, 6/15/44	250	265,539
4.75%, 3/15/45	150	159,428
Actavis, Inc., 3.25%, 10/01/22	150	149,859
Allergan, Inc., 1.35%, 3/15/18	250	245,634
AstraZeneca PLC:
5.90%, 9/15/17	100	111,278
1.95%, 9/18/19	500	503,863
6.45%, 9/15/37	100	137,561
Bristol-Myers Squibb Co.:
1.75%, 3/01/19	250	250,884
2.00%, 8/01/22	250	241,369
4.50%, 3/01/44	250	284,090
Eli Lilly & Co.:
1.95%, 3/15/19	250	254,272
2.75%, 6/01/25	45	45,199
5.50%, 3/15/27	50	61,623
4.65%, 6/15/44	200	232,300
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	150	152,322
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	100	113,114
6.38%, 5/15/38	300	407,430
Johnson & Johnson:
2.15%, 5/15/16	100	101,900
2.45%, 12/05/21	450	467,946
4.38%, 12/05/33	250	286,550
4.50%, 9/01/40	100	117,699
Merck & Co., Inc.:
3.88%, 1/15/21	250	273,414
2.75%, 2/10/25	70	69,943
4.15%, 5/18/43	250	269,170
3.70%, 2/10/45	400	401,892
Merck Sharp & Dohme Corp., 5.00%, 6/30/19	500	566,800
Mylan, Inc.:
1.80%, 6/24/16	250	252,011
4.20%, 11/29/23	250	265,644

18	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Novartis Capital Corp.:
4.40%, 4/24/20	$100	$111,959
3.40%, 5/06/24	650	693,762
Perrigo Co. PLC, 2.30%, 11/08/18	250	252,312
Pfizer, Inc.:
1.10%, 5/15/17	850	855,353
1.50%, 6/15/18	500	504,464
4.30%, 6/15/43	500	539,976
Sanofi, 1.25%, 4/10/18	250	250,341
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/16	200	204,388
3.65%, 11/10/21	113	119,011
2.95%, 12/18/22	59	58,881
Zoetis, Inc., 4.70%, 2/01/43	150	156,412

		12,653,971
Real Estate — 0.2%
AvalonBay Communities, Inc., 2.95%, 9/15/22	100	99,938
Boston Properties LP:
3.70%, 11/15/18	200	213,046
3.13%, 9/01/23	250	251,900
Brandywine Operating Partnership LP, 3.95%, 2/15/23	250	253,958
Duke Realty LP, 3.63%, 4/15/23	250	255,034
Host Hotels & Resorts LP, 5.25%, 3/15/22	250	278,118
Liberty Property LP, 4.40%, 2/15/24	250	267,204
Simon Property Group LP:
2.80%, 1/30/17	100	102,878
2.15%, 9/15/17	250	255,183
4.13%, 12/01/21	100	109,502
3.38%, 3/15/22	100	104,028
4.75%, 3/15/42	100	112,373
4.25%, 10/01/44	250	262,062
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/01/20	250	252,718
4.25%, 3/01/22	100	107,211

		2,925,153
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.:
3.40%, 2/15/19	250	258,171
5.05%, 9/01/20	25	27,614
4.70%, 3/15/22	100	107,246
3.50%, 1/31/23	150	148,686
DDR Corp., 4.63%, 7/15/22	100	107,602
ERP Operating LP:
4.75%, 7/15/20	100	111,709
4.50%, 7/01/44	150	161,437
Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
Essex Portfolio LP, 3.88%, 5/01/24	$100	$104,610
HCP, Inc.:
6.00%, 1/30/17	100	107,997
2.63%, 2/01/20	250	250,633
5.38%, 2/01/21	250	281,449
3.15%, 8/01/22	100	99,162
Health Care REIT, Inc.:
4.13%, 4/01/19	200	214,560
5.25%, 1/15/22	50	56,354
Healthcare Realty Trust, Inc., 3.75%, 4/15/23	150	150,263
Hospitality Properties Trust, 5.00%, 8/15/22	200	212,880
Kilroy Realty LP, 6.63%, 6/01/20	250	295,125
Kimco Realty Corp., 3.20%, 5/01/21	250	256,343
Mid-America Apartments LP, 4.30%, 10/15/23	200	213,649
Omega Healthcare Investors, Inc.:
5.88%, 3/15/24	250	266,250
4.50%, 4/01/27 (a)	250	245,575
Prologis LP, 4.50%, 8/15/17	500	535,317
Realty Income Corp., 4.65%, 8/01/23	250	273,196
Weyerhaeuser Co., 7.38%, 3/15/32	350	470,224

		4,956,052
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
3.75%, 4/01/24	50	53,363
5.40%, 6/01/41	50	60,109
4.40%, 3/15/42	150	159,521
4.45%, 3/15/43	200	214,269
4.90%, 4/01/44	250	285,397
4.55%, 9/01/44	250	273,954
Canadian National Railway Co.:
1.45%, 12/15/16	50	50,564
2.95%, 11/21/24	305	313,082
3.50%, 11/15/42	100	97,260
Canadian Pacific Railway Ltd.:
2.90%, 2/01/25	250	249,375
5.75%, 1/15/42	25	32,352
CSX Corp.:
3.70%, 10/30/20	100	107,732
4.75%, 5/30/42	100	113,854
4.50%, 8/01/54	250	269,929
Norfolk Southern Corp.:
7.70%, 5/15/17	150	169,693

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	19

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Road & Rail (concluded)
Norfolk Southern Corp. (concluded):
3.00%, 4/01/22	$250	$255,305
3.85%, 1/15/24	250	269,799
3.95%, 10/01/42	100	101,613
Union Pacific Corp.:
4.16%, 7/15/22	100	111,889
4.30%, 6/15/42	50	54,625
4.75%, 12/15/43	250	291,418

		3,535,103
Semiconductors & Semiconductor Equipment — 0.1%
Applied Materials, Inc., 5.85%, 6/15/41	50	61,308
Intel Corp.:
1.35%, 12/15/17	300	301,512
4.80%, 10/01/41	300	338,011
KLA-Tencor Corp., 4.65%, 11/01/24	305	320,320
Maxim Integrated Products, Inc., 3.38%, 3/15/23	100	100,039
Seagate HDD Cayman:
3.75%, 11/15/18	125	130,272
4.75%, 6/01/23	250	262,759
Xilinx, Inc., 3.00%, 3/15/21	75	77,369

		1,591,590
Software — 0.3%
Autodesk, Inc., 1.95%, 12/15/17	75	75,060
CA, Inc., 4.50%, 8/15/23	170	179,705
Microsoft Corp.:
1.63%, 12/06/18	250	253,476
1.85%, 2/12/20	500	504,753
3.00%, 10/01/20	50	53,143
3.50%, 2/12/35	165	164,565
5.30%, 2/08/41	100	125,149
3.75%, 5/01/43	150	151,329
4.00%, 2/12/55	500	499,154
Oracle Corp.:
1.20%, 10/15/17	750	752,439
5.75%, 4/15/18	150	169,480
2.25%, 10/08/19	500	509,875
3.88%, 7/15/20	100	109,567
4.30%, 7/08/34	250	271,266
5.38%, 7/15/40	150	184,015
4.50%, 7/08/44	250	278,641
Symantec Corp., 2.75%, 6/15/17	150	152,693

		4,434,310
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	268,078
Corporate Bonds	Par (000)	Value
Specialty Retail (concluded)
AutoZone, Inc.:
3.70%, 4/15/22	$50	$52,135
3.13%, 7/15/23	250	249,735
Bed Bath & Beyond, Inc., 5.17%, 8/01/44	250	275,676
The Home Depot, Inc.:
2.00%, 6/15/19	350	356,149
4.40%, 4/01/21	150	169,536
5.88%, 12/16/36	100	132,271
4.20%, 4/01/43	250	273,120
4.40%, 3/15/45	250	279,134
Lowe’s Cos., Inc.:
1.63%, 4/15/17	200	202,911
4.63%, 4/15/20	100	111,235
3.12%, 4/15/22	100	104,803
5.00%, 9/15/43	150	179,993
4.25%, 9/15/44	250	271,103
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16	11	11,866
3.88%, 1/15/22	300	320,229
4.38%, 9/01/23	200	220,228
3.63%, 6/01/24	250	259,763
QVC, Inc., 5.45%, 8/15/34	200	198,372
Staples, Inc., 2.75%, 1/12/18	150	150,138
Tiffany & Co., 3.80%, 10/01/24 (a)	150	152,471

		4,238,946
Technology Hardware, Storage & Peripherals — 0.3%
Adobe Systems, Inc., 3.25%, 2/01/25	70	70,752
Apple, Inc.:
1.05%, 5/05/17	500	502,479
1.00%, 5/03/18	500	497,082
2.50%, 2/09/25	140	137,007
3.85%, 5/04/43	250	253,948
4.45%, 5/06/44	250	278,998
EMC Corp.:
1.88%, 6/01/18	250	252,923
2.65%, 6/01/20	250	256,731
Hewlett-Packard Co.:
3.30%, 12/09/16	150	155,107
2.75%, 1/14/19	500	512,602
4.65%, 12/09/21	100	109,393
6.00%, 9/15/41	150	166,940
NetApp, Inc.:
2.00%, 12/15/17	350	350,919
3.38%, 6/15/21	105	107,121

		3,652,002
Textiles, Apparel & Luxury Goods — 0.0%
VF Corp., 3.50%, 9/01/21	100	107,710

20	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Tobacco — 0.2%
Altria Group, Inc.:
9.25%, 8/06/19	$45	$57,739
2.63%, 1/14/20	250	254,010
2.85%, 8/09/22	250	248,531
10.20%, 2/06/39	33	58,359
4.50%, 5/02/43	400	413,732
5.38%, 1/31/44	70	81,866
Lorillard Tobacco Co., 6.88%, 5/01/20	250	297,971
Philip Morris International, Inc.:
1.13%, 8/21/17	250	250,209
1.88%, 1/15/19	250	251,666
4.13%, 5/17/21	50	54,890
2.63%, 3/06/23	250	248,153
3.25%, 11/10/24	125	128,330
4.50%, 3/20/42	50	54,201
3.88%, 8/21/42	100	98,447
4.13%, 3/04/43	200	204,912
Reynolds American, Inc.:
4.75%, 11/01/42	150	154,721
6.15%, 9/15/43	150	185,338

		3,043,075
Trading Companies & Distributors — 0.1%
GATX Corp.:
1.25%, 3/04/17	500	497,945
2.38%, 7/30/18	150	151,790

		649,735
Transportation Infrastructure — 0.1%
Ryder System, Inc.:
2.50%, 3/01/17	150	152,854
2.35%, 2/26/19	500	503,344

		656,198
Water Utilities — 0.0%
American Water Capital Corp., 3.40%, 3/01/25	250	258,769
United Utilities PLC, 5.38%, 2/01/19	50	53,834

		312,603
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
2.38%, 9/08/16	500	508,195
5.00%, 3/30/20	200	226,644
4.38%, 7/16/42	350	349,951
Rogers Communications, Inc.:
3.00%, 3/15/23	150	149,271
5.00%, 3/15/44	250	275,567
Vodafone Group PLC:
1.63%, 3/20/17	250	251,520
Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (concluded)
Vodafone Group PLC (concluded):
7.88%, 2/15/30	$100	$136,946
4.38%, 2/19/43	450	442,618

		2,340,712
Total Corporate Bonds — 25.1%		337,838,953

Foreign Agency Obligations
Asian Development Bank, 1.50%, 9/28/18	1,000	1,011,687
Brazilian Government International Bond:
8.00%, 1/15/18	83	90,000
5.88%, 1/15/19	250	275,000
4.88%, 1/22/21	650	682,500
2.63%, 1/05/23	250	224,375
4.25%, 1/07/25	750	735,000
5.63%, 1/07/41	300	305,250
5.00%, 1/27/45	250	231,250
Canada Government International Bond, 1.63%, 2/27/19	500	507,420
Colombia Government International Bond:
4.38%, 7/12/21	250	265,000
2.63%, 3/15/23	250	235,000
4.00%, 2/26/24	750	773,250
7.38%, 9/18/37	100	133,500
5.63%, 2/26/44	200	223,500
5.00%, 6/15/45	250	256,875
Corporacion Andina de Fomento, 1.50%, 8/08/17	143	143,562
Council of Europe Development Bank:
1.00%, 3/07/18	250	249,859
1.63%, 3/10/20	250	251,327
European Bank for Reconstruction & Development, 1.00%, 2/16/17	250	251,949
European Investment Bank:
2.50%, 5/16/16	100	102,335
0.50%, 8/15/16	1,250	1,250,454
5.13%, 9/13/16	225	239,772
1.25%, 10/14/16	100	101,045
1.75%, 3/15/17	500	510,270
0.88%, 4/18/17	1,500	1,505,233
1.63%, 6/15/17	500	508,725
1.00%, 8/17/17	1,500	1,507,203
1.00%, 3/15/18	250	250,002
1.00%, 6/15/18	250	249,504
1.88%, 3/15/19	500	511,487

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	21

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value
European Investment Bank (concluded):
1.75%, 6/17/19	$500	$508,626
Export Development Canada, 1.75%, 8/19/19	500	507,503
Hydro-Quebec, 2.00%, 6/30/16	350	356,144
Inter-American Development Bank:
1.38%, 10/18/16	250	252,808
1.25%, 1/16/18	1,000	1,008,497
0.88%, 3/15/18	1,000	996,719
1.75%, 10/15/19	500	508,622
International Bank for Reconstruction & Development:
0.50%, 4/15/16	750	750,683
1.00%, 9/15/16	75	75,447
Series GDIF, 0.50%, 5/16/16	1,000	1,000,535
Series GDIF, 0.63%, 10/14/16	1,250	1,249,874
Series GDIF, 1.38%, 4/10/18	1,000	1,019,497
International Finance Corp.:
0.63%, 10/03/16	1,000	1,001,150
1.75%, 9/16/19	500	506,469
Israel Government International Bond, 4.50%, 1/30/43	200	212,790
Italian Government International Bond:
6.88%, 9/27/23	100	129,252
5.38%, 6/15/33	250	304,271
Japan Bank for International Cooperation, 2.13%, 2/07/19	200	204,897
KFW:
1.25%, 2/15/17	750	757,882
0.75%, 3/17/17	1,500	1,501,458
2.75%, 10/01/20	500	530,686
Mexico Government International Bond:
5.63%, 1/15/17	500	536,250
8.13%, 12/30/19	100	130,750
5.13%, 1/15/20	100	112,100
3.63%, 3/15/22	500	519,250
3.60%, 1/30/25	500	513,125
6.75%, 9/27/34	150	200,250
6.05%, 1/11/40	300	370,500
4.75%, 3/08/44	450	472,500
5.55%, 1/21/45	525	615,562
Nordic Investment Bank:
0.50%, 4/14/16	500	500,335
1.13%, 3/19/18	500	501,992
Panama Government International Bond:
5.20%, 1/30/20	350	389,375
3.75%, 3/16/25	500	512,500
6.70%, 1/26/36	350	458,500
Foreign Agency Obligations	Par (000)	Value
Peruvian Government International Bond:
7.35%, 7/21/25	$400	$544,000
8.75%, 11/21/33	191	303,451
Philippine Government International Bond:
4.00%, 1/15/21	500	547,468
4.20%, 1/21/24	500	560,000
7.75%, 1/14/31	500	750,920
3.95%, 1/20/40	250	265,313
Poland Government International Bond:
6.38%, 7/15/19	250	294,063
3.00%, 3/17/23	200	205,300
4.00%, 1/22/24	250	274,500
Province of Ontario Canada:
2.30%, 5/10/16	100	101,951
1.20%, 2/14/18	750	751,271
2.00%, 9/27/18	500	511,344
2.00%, 1/30/19	500	511,187
4.40%, 4/14/20	200	226,154
Province of Quebec Canada, 2.63%, 2/13/23	250	257,627
Republic of Korea, 4.13%, 6/10/44	250	301,775
South Africa Government International Bond:
4.67%, 1/17/24	200	211,500
5.38%, 7/24/44	200	214,920
Svensk Exportkredit AB:
2.13%, 7/13/16	200	204,006
1.88%, 6/17/19	500	508,613
Turkey Government International Bond:
7.50%, 11/07/19	500	583,750
5.63%, 3/30/21	500	546,875
3.25%, 3/23/23	750	709,417
5.75%, 3/22/24	700	778,470
6.88%, 3/17/36	250	309,630
6.00%, 1/14/41	500	568,225
6.63%, 2/17/45	250	309,300
Uruguay Government International Bond:
8.00%, 11/18/22	150	197,250
4.50%, 8/14/24	250	271,250
5.10%, 6/18/50	250	260,000
Total Foreign Agency Obligations — 3.3%		44,878,663

22	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	$150	$227,410
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 4/01/40	100	140,631
Series S-1, 7.04%, 4/01/50	100	149,881
Series S-3, 6.91%, 10/01/50	200	297,210
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	100	128,833
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 4.24%, 12/15/37	50	52,283
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	149,885
City of New York New York, GO, 5.97%, 3/01/36	100	130,290
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	100	127,315
City Public Service Board of San Antonio Texas, RB, 4.43%, 2/01/42	100	112,757
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	100	127,304
Commonwealth of Pennsylvania, GO, Build America Bonds, 4.65%, 2/15/26	100	112,170
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	100	121,170
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	160	199,358
District of Columbia, RB, Series E, 5.59%, 12/01/34	200	252,032
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	100	134,688
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20	100	102,866
Municipal Bonds	Par (000)	Value
Illinois State Toll Highway Authority, RB, Build America Bonds, 5.85%, 12/01/34	$100	$131,357
JobsOhio Beverage System, Refunding RB, Series B, 4.53%, 1/01/35	100	112,596
Los Angeles Community College District, GO, 6.75%, 8/01/49	100	151,616
Los Angeles County Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 6/01/39	100	129,153
Los Angeles Department of Water & Power, RB, Build America Bonds:
5.72%, 7/01/39	100	128,058
6.60%, 7/01/50	90	135,077
Los Angeles Unified School District, GO, 6.76%, 7/01/34	150	209,007
Massachusetts Institute of Technology, 4.68%, 7/01/14	300	357,793
Massachusetts School Building Authority, RB, 5.72%, 8/15/39	100	128,206
Metropolitan Transportation Authority, RB, Build America Bonds, Series C-1, 6.69%, 11/15/40	305	428,498
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	192,075
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.64%, 4/01/57	125	163,532
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 2/15/29	200	251,872
New Jersey EDA, Refunding RB, Series Q, 1.10%, 6/15/16	400	399,688
New Jersey State Turnpike Authority, RB, Build America Bonds, Series F, 7.41%, 1/01/40	400	601,880
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured, Build America Bonds, 5.77%, 8/01/36	100	126,434
New York City Water & Sewer System, RB, Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 6/15/42	115	155,722

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	23

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York State Dormitory Authority, RB, Build America Bonds, Series H, 5.43%, 3/15/39	$135	$167,929
New York State Urban Development Corp., RB, 5.77%, 3/15/39	200	248,644
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 1/01/49	100	148,984
Ohio State University, RB, Build America Bonds, Series C, 4.91%, 6/01/40	100	122,003
Ohio State Water Development Authority, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	116,730
Port Authority of New York & New Jersey, RB:
158th Series, 5.86%, 12/01/24	100	124,307
159th Series, 6.04%, 12/01/29	200	256,810
182nd Series, 5.31%, 8/01/46	100	110,763
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	100	109,365
San Diego County Water Authority, RB, Build America Bonds, Series B, 6.14%, 5/01/49	100	138,869
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 4/01/32	100	124,920
State of California, GO, Build America Bonds, Various Purpose:
7.50%, 4/01/34	145	216,878
7.55%, 4/01/39	675	1,053,864
7.35%, 11/01/39	100	149,782
7.60%, 11/01/40	200	320,906
State of Connecticut, GO, Build America Bonds, Series D, 5.09%, 10/01/30	150	174,861
State of Illinois, GO:
5.67%, 3/01/18	200	220,670
Pension, 5.10%, 6/01/33	900	915,687
State of Oregon, GO, Pension, 5.76%, 6/01/23	100	118,455
State of Texas, GO, Build America Bonds, Series A, 5.52%, 4/01/39	100	133,706
Municipal Bonds	Par (000)	Value
State of Washington, GO, Build America Bonds, Series D, 5.48%, 8/01/39	$175	$223,890
Texas Transportation Commission, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 4/01/30	200	242,900
University of California, RB, Series AD, 4.86%, 5/15/12	300	323,535
University of California, Refunding RB, Series AJ, 4.60%, 5/15/31	150	167,763
University of California Medical Center, RB, Build America Bonds, Series H, 6.55%, 5/15/48	50	68,131
University of North Carolina at Chapel Hill, Refunding RB, 3.85%, 12/01/34	400	427,072
University of Virginia, RB, Build America Bonds, 6.20%, 9/01/39	140	204,971
Virginia Commonwealth Transportation Board, RB, Build America Bonds, Series A-2, 5.35%, 5/15/35	75	90,570
Total Municipal Bonds — 1.0%		13,091,612

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.4%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.49%, 2/10/51	400	425,633
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-PW14, Class A4, 5.20%, 12/11/38	1,350	1,421,167
Series 2007-PW16, Class AM, 5.71%, 6/11/40 (e)	700	762,021
Series 2007-T26, Class A4, 5.47%, 1/12/45 (e)	1,271	1,353,344
Citigroup Commercial Mortgage Trust, Class A4:
Series 2013-GC17, 4.13%, 11/10/46	750	831,841
Series 2014-GC25, 3.64%, 10/10/47	500	533,345
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	600	631,678

24	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.78%, 6/10/46 (e)	$750	$786,964
Series 2013-CR09, Class A4, 4.24%, 7/10/45 (e)	700	786,756
Series 2013-CR12, Class A4, 4.05%, 10/10/46	300	331,470
Series 2014-UBS2, Class A5, 3.96%, 3/10/47	500	546,551
Credit Suisse Commercial Mortgage Trust Series:
Series 2006-C4, Class A3, 5.47%, 9/15/39	823	860,684
Series 2007-C3, Class A4, 5.70%, 6/15/39 (e)	221	235,933
Greenwich Capital Commercial Funding Corp., Series 2007- GG11, Class A4, 5.74%, 12/10/49	350	377,203
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	250	255,098
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.99%, 8/10/45 (e)	270	291,179
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 2/15/47	250	276,062
Series 2014-C22, Class A4, 3.80%, 9/15/47	300	323,609
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	882	929,444
Series 2011-C5, Class A3, 4.17%, 8/15/46	650	720,005
Series 2012-LC9, Class A3, 2.48%, 12/15/47	300	304,508
Series 2013-C16, Class A2, 3.07%, 12/15/46	850	890,439
Series 2014-C19, Class A2, 3.05%, 4/15/47	300	314,393
Series 2014-C20, Class A5, 3.80%, 7/15/47	1,400	1,515,707
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45 (e)	262	288,411
ML-CFC Commercial Mortgage Trust:
Series 2006-4, Class A3, 5.17%, 12/12/49	481	505,611
Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
ML-CFC Commercial Mortgage Trust (concluded):
Series 2007-9, Class AM, 5.86%, 9/12/49 (e)	$675	$737,129
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.69%, 4/15/49 (e)	1,500	1,608,558
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/46 (e)	200	223,346
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 3/15/45	500	519,480
Total Non-Agency Mortgage-Backed Securities — 1.4%		19,587,569

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.4%
Fannie Mae:
0.88%, 12/20/17 - 5/21/18	4,828	4,822,624
1.13%, 4/27/17	2,310	2,330,915
1.63%, 1/21/20	500	503,454
6.25%, 5/15/29	2,850	4,086,005
6.63%, 11/15/30	149	224,259
7.25%, 5/15/30	550	872,259
Federal Home Loan Bank:
0.63%, 12/28/16	5,000	5,006,100
5.50%, 7/15/36	100	140,209
Financing Corp., 8.60%, 9/26/19	200	261,087
Freddie Mac:
0.50%, 5/13/16	5,000	5,006,345
0.88%, 3/07/18	1,500	1,497,589
1.75%, 5/30/19	420	426,285
2.00%, 8/25/16	750	765,964
2.38%, 1/13/22	3,930	4,064,001
4.88%, 6/13/18	250	280,526
6.25%, 7/15/32	1,300	1,928,572
Tennessee Valley Authority:
3.50%, 12/15/42	140	142,631
6.25%, 12/15/17	400	456,477

		32,815,302
Commercial Mortgage-Backed Securities — 0.5%
Fannie Mae, Class A2 (e):
Series 2014-M6, 2.68%, 5/25/21	150	155,316
Series 2014-M13, 3.02%, 8/25/24	500	518,331
Freddie Mac:
Series K713, Class A2, 2.31%, 3/25/20	300	308,581

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	25

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Freddie Mac (concluded):
Series K026, Class A2, 2.51%, 11/25/22	$200	$203,769
Series K038, Class A1, 2.60%, 10/25/23	241	248,932
Series K014, Class A1, 2.79%, 10/25/20	137	142,939
Series K017, Class A2, 2.87%, 12/25/21	500	522,911
Series K033, Class A2, 3.06%, 7/25/23 (e)	100	105,302
Series K031, Class A2, 3.30%, 4/25/23 (e)	100	107,263
Series K006, Class A1, 3.40%, 7/25/19	443	464,602
Series K004, Class A1, 3.41%, 5/25/19	499	523,366
Series K037, Class A2, 3.49%, 1/25/24	200	216,901
Series K034, Class A2, 3.53%, 7/25/23 (e)	1,400	1,523,109
Series K003, Class A5, 5.09%, 3/25/19	300	338,435
Freddie Mac Mortgage-Backed Securities, Series K013, Class A2, 3.97%, 1/25/21 (e)	500	553,025

		5,932,782
Mortgage-Backed Securities — 28.6%
Fannie Mae Mortgage-Backed Securities:
1.91%, 4/01/43 (e)	398	412,486
1.93%, 5/01/43 (e)	908	941,595
2.07%, 6/01/43 (e)	870	887,910
2.49%, 8/01/42 (e)	317	328,322
2.50%, 9/01/28 - 4/01/45 (g)	17,469	17,884,954
2.79%, 8/01/41 (e)	109	116,082
3.00%, 1/01/27 - 4/01/45 (g)	46,476	47,909,789
3.15%, 11/01/40 (e)	53	56,406
3.50%, 2/01/26 - 4/01/45 (g)	36,942	38,900,545
4.00%, 10/01/25 - 4/01/45 (g)	40,872	43,723,783
4.50%, 5/01/24 - 5/01/45 (g)	20,943	22,788,014
5.00%, 1/01/19 - 4/14/45 (g)	17,502	19,412,663
5.50%, 3/01/34 - 4/14/45	6,420	7,232,275
6.00%, 3/01/34 - 4/01/45 (g)	8,070	9,213,941
6.50%, 7/01/32	226	266,451
7.00%, 2/01/32	41	47,066
Freddie Mac Mortgage-Backed Securities:
1.75%, 6/01/43 (e)	221	226,762
2.50%, 7/01/28 - 4/01/30 (g)	5,901	6,056,045
U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
2.79%, 9/01/40 (e)	$79	$83,679
3.00%, 3/01/27 - 4/01/45 (g)	16,770	17,296,850
3.18%, 8/01/41(e)	65	68,754
3.50%, 4/01/30 - 4/01/45 (g)	24,281	25,527,586
4.00%, 5/01/19 - 4/01/45 (g)	19,744	21,092,045
4.50%, 4/01/18 - 4/01/45 (g)	14,257	15,531,487
5.00%, 10/01/18 - 4/01/45 (g)	2,323	2,571,585
5.50%, 6/01/35 - 4/01/45 (g)	2,839	3,187,765
6.50%, 6/01/31	100	114,045
8.00%, 12/01/24	215	241,912
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/43 - 4/01/45 (g)	12,226	12,591,090
3.50%, 9/20/42 - 4/01/45 (g)	28,148	29,663,481
4.00%, 3/15/41 - 4/01/45 (g)	17,897	19,176,901
4.50%, 7/15/39 - 4/01/45 (g)	11,516	12,608,100
5.00%, 11/15/39 - 4/01/45 (g)	6,329	7,064,161
5.50%, 12/15/32 - 7/20/40	765	859,676
6.00%, 3/15/35 - 10/20/38	478	550,392
6.50%, 9/15/36	228	270,584
7.50%, 12/15/23	223	259,143

		385,164,325
Total U.S. Government Sponsored Agency Securities — 31.5%		423,912,409

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/17	2,100	2,461,759
8.75%, 5/15/20	500	682,500
8.75%, 8/15/20	400	551,844
6.25%, 8/15/23	50	67,434
7.63%, 2/15/25	375	570,088
6.50%, 11/15/26	400	585,844
6.13%, 11/15/27	2,080	3,011,776
6.13%, 8/15/29	2,500	3,715,430
5.38%, 2/15/31	1,500	2,131,407
4.50%, 2/15/36	4,416	6,015,767
4.75%, 2/15/37	1,000	1,407,188
4.38%, 2/15/38	2,500	3,348,437
4.50%, 5/15/38	1,000	1,361,016
3.50%, 2/15/39	1,300	1,539,281
4.25%, 5/15/39	2,775	3,664,301
4.50%, 8/15/39	1,700	2,327,008
4.38%, 11/15/39	1,800	2,424,656
4.63%, 2/15/40	1,230	1,716,907
4.38%, 5/15/40	250	337,793

26	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (concluded):
3.88%, 8/15/40	$360	$453,178
4.25%, 11/15/40	1,428	1,900,579
4.75%, 2/15/41	200	286,734
4.38%, 5/15/41	610	831,411
3.75%, 8/15/41	1,550	1,926,359
3.13%, 11/15/41	400	447,125
3.13%, 2/15/42	4,850	5,421,388
3.00%, 5/15/42	480	523,650
2.75%, 8/15/42	750	780,644
2.75%, 11/15/42	4,200	4,365,047
3.13%, 2/15/43	3,050	3,405,993
2.88%, 5/15/43	250	266,367
3.63%, 8/15/43	2,500	3,055,077
3.75%, 11/15/43	1,700	2,123,672
3.63%, 2/15/44	1,000	1,222,734
3.38%, 5/15/44	1,600	1,874,374
3.00%, 11/15/44	4,500	4,930,663
2.50%, 2/15/45	4,000	3,963,124
U.S. Treasury Notes:
0.25%, 4/15/16	1,000	999,453
2.00%, 4/30/16	6,679	6,799,015
2.63%, 4/30/16	5,000	5,124,220
0.50%, 6/30/16	5,500	5,509,025
1.50%, 6/30/16	500	506,953
0.63%, 8/15/16	5,500	5,516,329
0.63%, 10/15/16	7,000	7,018,592
4.63%, 11/15/16	250	266,934
0.50%, 11/30/16	5,000	5,002,345
2.75%, 11/30/16	5,135	5,329,570
0.63%, 12/15/16	4,000	4,009,376
0.88%, 12/31/16	9,750	9,816,271
3.25%, 12/31/16	4,500	4,715,860
0.88%, 1/31/17	7,600	7,649,871
0.63%, 2/15/17	15,200	15,224,943
4.63%, 2/15/17	3,650	3,928,882
0.88%, 2/28/17	2,950	2,968,668
1.00%, 3/31/17	5,000	5,041,795
0.88%, 4/15/17	4,000	4,023,436
0.63%, 5/31/17	22,500	22,501,755
2.50%, 6/30/17	4,790	4,987,961
0.88%, 7/15/17	4,000	4,020,000
0.50%, 7/31/17	900	896,555
4.75%, 8/15/17	3,800	4,164,264
0.63%, 8/31/17	5,521	5,511,079
1.88%, 8/31/17	1,870	1,922,594
1.00%, 9/15/17	9,000	9,061,875
1.88%, 10/31/17	5,000	5,143,360
0.88%, 11/15/17	14,000	14,037,184
2.25%, 11/30/17	7,000	7,270,704
2.75%, 12/31/17	8,000	8,422,496
2.63%, 1/31/18	2,000	2,099,376
1.00%, 2/15/18	4,500	4,517,928
0.75%, 2/28/18	4,500	4,485,235
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (concluded):
2.75%, 2/28/18	$1,300	$1,370,281
1.00%, 3/15/18	5,000	5,018,360
0.63%, 4/30/18	1,500	1,486,407
4.00%, 8/15/18	500	550,156
1.38%, 9/30/18	2,400	2,425,500
1.25%, 10/31/18	700	703,774
1.75%, 10/31/18	2,250	2,302,911
1.38%, 12/31/18	4,030	4,064,948
1.50%, 12/31/18	4,815	4,878,948
1.25%, 1/31/19	6,400	6,424,000
1.63%, 3/31/19	1,500	1,525,313
1.25%, 4/30/19	4,300	4,305,375
1.13%, 5/31/19	1,880	1,872,950
1.00%, 6/30/19	2,000	1,979,688
1.63%, 6/30/19	2,000	2,031,094
0.88%, 7/31/19	1,500	1,475,976
1.00%, 8/31/19	2,300	2,271,071
1.63%, 8/31/19	2,000	2,029,218
3.38%, 11/15/19	3,100	3,385,054
1.50%, 11/30/19	6,500	6,549,764
1.13%, 12/31/19	4,750	4,704,728
1.63%, 12/31/19	12,500	12,659,175
1.38%, 1/31/20	750	751,113
3.63%, 2/15/20	2,500	2,770,117
1.25%, 2/29/20	6,200	6,166,092
1.38%, 2/29/20	5,700	5,701,334
1.13%, 3/31/20	1,500	1,482,305
1.13%, 4/30/20	2,700	2,664,563
1.38%, 5/31/20	4,400	4,392,093
2.00%, 7/31/20	3,500	3,599,806
2.63%, 8/15/20	750	794,766
2.13%, 8/31/20	4,000	4,135,936
1.75%, 10/31/20	500	506,524
2.00%, 11/30/20	8,300	8,515,285
2.38%, 12/31/20	1,500	1,569,258
2.13%, 1/31/21	2,800	2,889,032
3.63%, 2/15/21	2,310	2,578,538
2.00%, 2/28/21	5,500	5,634,062
2.25%, 3/31/21	7,500	7,785,937
2.00%, 8/31/21	4,500	4,595,274
2.13%, 9/30/21	4,900	5,040,875
2.00%, 11/15/21	3,700	3,782,961
1.88%, 11/30/21	11,000	11,134,926
2.13%, 12/31/21	7,000	7,206,717
1.50%, 1/31/22	6,000	5,922,654
2.00%, 2/15/22	1,500	1,530,938
1.75%, 3/31/22	4,000	4,010,312
1.63%, 11/15/22	1,000	990,391
2.00%, 2/15/23	1,100	1,117,875
1.75%, 5/15/23	1,000	994,609
2.75%, 11/15/23	2,500	2,680,860
2.50%, 5/15/24	2,300	2,416,079
2.38%, 8/15/24	7,500	7,796,482

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	27

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Notes (concluded):
2.25%, 11/15/24		$8,000	$8,224,376
2.00%, 2/15/25		6,000	6,037,968

Total U.S. Treasury Obligations — 35.9%			483,627,208

Preferred Securities
Insurance — 0.0%
The Chubb Corp., 6.00%, 5/11/37		50	66,995
Total Preferred Securities — 0.0%			66,995
Total Long-Term Investments (Cost — $1,298,506,943) — 98.6%			1,327,949,973

Short-Term Securities	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.17%, (b)(h)		263,555,703	263,555,703
BlackRock Cash Funds: Prime, SL Agency Shares, 0.14% (b)(h)(i)		80,250	80,250
Total Short-Term Securities (Cost — $263,555,703) — 19.6%			263,635,953
Total Investments Before TBA Sale Commitments (Cost — $1,562,062,646*) — 118.2%			1,591,585,926
TBA Sale Commitments	Par (000)		Value
Fannie Mae Mortgage-Backed Securities (g):
4.00%, 4/14/45	USD	3,273	$(3,499,553)
4.50%, 4/14/45		2,500	(2,727,344)
Total TBA Sale Commitments (Proceeds — $6,205,023) — 0.5%			(6,226,897)
Total Investments, Net of TBA Sale Commitments (Cost — $1,555,857,623) — 117.7%			1,585,359,029
Liabilities in Excess of Other Assets — (17.7)%			(238,847,077)

Net Assets — 100.0%			$1,346,511,952

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,562,179,277

Gross unrealized appreciation	$31,851,885
Gross unrealized depreciation	(2,445,236)

Net unrealized appreciation	$29,406,649

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at December 31, 2014	Shares/Par Purchased		Shares/Par Sold	Shares/Par Held at March 31, 2015	Value at March 31, 2015	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	251,106,435	12,449,268	[1]	—	263,555,703	$263,555,703	$113,024
BlackRock Cash Funds: Prime, SL Agency Shares	—	80,250	[1]	—	80,250	$80,250	$915
PNC Bank NA, 2.20%, 1/28/19	$500,000	—		—	$500,000	$506,422	$2,750
PNC Bank NA, 2.25%, 7/02/19	$350,000	—		—	$350,000	$354,846	$1,969
PNC Bank NA, 2.95%, 1/30/23	$250,000	—		—	$250,000	$250,871	$1,844
PNC Funding Corp, 5.63%, 2/01/17	$150,000	—		—	$150,000	$161,251	$2,109
PNC Funding Corp, 3.30%, 3/08/22	$150,000	—		—	$150,000	$158,001	$1,238

[1]	Represents net shares purchased.

28	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

(c)	Security, or a portion of security, is on loan.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2015 were as follows:

Counterparty	Value	Unrealized Appreciation/Depreciation
Barclays Capital, Inc.	$1,474,375	$11,047
Citigroup Global Markets, Inc.	$13,281,031	$82,680
Credit Suisse Securities (USA) LLC	$132,822,991	$858,097
Deutsche Bank Securities, Inc.	$43,699,582	$167,042
Goldman Sachs & Co.	$4,026,063	$5,516
J.P. Morgan Securities LLC	$6,129,063	$7,734
Morgan Stanley & Co. LLC	$12,270,254	$121,449
Nomura Securities International, Inc.	$21,931,311	$172,244

(h)	Represents the current yield as of report date.
(i)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	29

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

•

For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments[1]:
Long-Term Investments:
Asset-Backed Securities	—	$4,946,564	—	$4,946,564
Corporate Bonds	—	337,838,953	—	337,838,953
Foreign Agency Obligations	—	44,878,663	—	44,878,663
Municipal Bonds	—	13,091,612	—	13,091,612
Non-Agency Mortgage-Backed Securities	—	19,587,569	—	19,587,569
Preferred Securities	—	66,995	—	66,995
U.S. Government Sponsored Agency Securities	—	423,912,409	—	423,912,409
U.S. Treasury Obligations	—	483,627,208	—	483,627,208
Short-Term Securities:
Money Market Funds	$263,635,953	—	—	263,635,953
Liabilities:
Investments:
TBA Sale Commitments	—	(6,226,897)	—	(6,226,897)

Total	$263,635,953	$1,321,723,076	—	$1,585,359,029

[1] See above Schedule of Investments for values in each sector and industry.

30	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (concluded)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Cash received as collateral for TBA commitments	—	$(558,000)	—	$(558,000)
Collateral on securities loaned at value	—	(80,250)	—	(80,250)

Total	—	$(638,250)	—	$(638,250)

During the period ended March 31, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	31

Schedule of Investments March 31, 2015 (Unaudited)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Access Group, Inc., Class A2 (a):
Series 2004-A, 0.52%, 4/25/29	USD	4,453	$4,378,556
Series 2005-A, 0.48%, 4/27/26		536	535,931
Series 2007-1, 0.29%, 4/25/17		886	885,879
ACE Securities Corp. Home Equity Loan Trust (a):
Series 2005-AG1, Class A2D, 0.53%, 8/25/35		1,086	1,056,795
Series 2005-HE2, Class M3, 0.89%, 4/25/35		2,023	2,025,998
Series 2005-HE4, Class M2, 0.69%, 7/25/35		2,592	2,577,793
American Credit Acceptance Receivables Trust, Class A (b):
Series 2014-1, 1.14%, 3/12/18		793	793,396
Series 2014-3, 0.99%, 8/10/18		1,539	1,538,851
American Express Credit Account Master Trust, Series 2012-2, Class C, 1.29%, 3/15/18 (b)		8,330	8,337,730
AmeriCredit Automobile Receivables Trust:
Series 2011-1, Class C, 2.85%, 8/08/16		250	249,947
Series 2011-2, Class D, 4.00%, 5/08/17		1,700	1,713,450
Series 2011-3, Class C, 2.86%, 1/09/17		935	938,905
Series 2012-3, Class D, 3.03%, 7/09/18		2,121	2,167,272
Series 2012-5, Class B, 1.12%, 11/08/17		3,040	3,048,062
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, Series 2005-R10, Class A2B, 0.39%, 1/25/36 (a)		486	484,921
Bear Stearns Asset-Backed Securities I Trust, Series 2006- HE1, Class 1A3, 0.50%, 12/25/35 (a)		2,241	2,224,841
Carfinance Capital Auto Trust, Class A (b):
Series 2013-1A, 1.65%, 7/17/17		371	371,490
Series 2013-2A, 1.75%, 11/15/17		999	1,000,927
Series 2014-1A, 1.46%, 12/17/18		2,406	2,402,597
Centex Home Equity Loan Trust 2006-A, Series 2006-A, Class AV3, 0.33%, 6/25/36 (a)		2,242	2,228,556
Asset-Backed Securities	Par (000)		Value
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/24	USD	4,000	$3,950,564
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2, 1.42%, 10/25/37 (a)(b)		1,372	1,370,835
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21		10,000	10,168,900
College Loan Corp. Trust I, Series 2004-1, Class A4, 0.45%, 4/25/24 (a)		10,200	10,142,768
Countrywide Asset-Backed Certificates, Series 2005-8, Class M1, 0.64%, 12/25/35 (a)		1,682	1,679,271
CPS Auto Receivables Trust, Series 2011-B, Class B, 5.68%, 9/17/18 (b)		605	618,836
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, 0.71%, 10/25/36 (a)(b)		1,588	1,560,308
DT Auto Owner Trust, Series 2012- 2A, Class D, 4.35%, 3/15/19 (b)		6,308	6,355,636
Exeter Automobile Receivables Trust (b):
Series 2012-2A, Class B, 2.22%, 12/15/17		1,800	1,803,830
Series 2013-1A, Class A, 1.29%, 10/16/17		792	792,888
Series 2013-1A, Class B, 2.41%, 5/15/18		2,300	2,309,297
Series 2014-1A, Class A, 1.29%, 5/15/18		6,045	6,050,433
Series 2014-2A, Class A, 1.06%, 8/15/18		1,134	1,131,616
First Franklin Mortgage Loan Trust (a):
Series 2005-FF02, Class M2, 0.83%, 3/25/35		439	438,997
Series 2005-FF04, Class M1, 0.60%, 5/25/35		2,019	2,004,440
Series 2005-FF10, Class A4, 0.49%, 11/25/35		843	827,456
First Investors Auto Owner Trust, Class A2 (b):
Series 2013-1A, 0.90%, 10/15/18		985	984,493
Series 2013-3A, 0.89%, 9/15/17		435	434,673
Series 2014-1A, 0.80%, 2/15/18		2,787	2,785,877
Flagship Credit Auto Trust, Series 2014-1, Class A, 1.21%, 4/15/19 (b)		3,203	3,197,333

92	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
HLSS Servicer Advance Receivables Backed Notes (b):
Series 2012-T2, Class A2, 1.99%, 10/15/45	USD	7,215	$7,199,127
Series 2012-T2, Class B2, 2.48%, 10/15/45		100	100,000
Series 2013-T1, Class A2, 1.50%, 1/16/46		11,220	11,158,290
Series 2013-T2, Class A2, 1.15%, 5/16/44		8,200	8,188,520
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A5, 0.00%, 3/25/36 (c)		4,500	4,299,912
JPMorgan Mortgage Acquisition Corp. (a):
Series 2005-OPT2, Class A1B, 0.46%, 12/25/35		1,330	1,306,543
Series 2007-CH1, Class AV4, 0.30%, 11/25/36		656	653,524
KeyCorp Student Loan Trust, Series 2006-A (a):
Class 2A3, 0.46%, 6/27/29		3,886	3,867,935
Class 2A4, 0.58%, 9/27/35		3,620	3,503,136
Morgan Stanley ABS Capital I, Inc. Trust (a):
Series 2005-HE3, Class M2, 0.95%, 7/25/35		505	504,840
Series 2005-WMC4, Class M4, 1.12%, 4/25/35		4,170	4,176,077
The National Collegiate Student Loan Trust (a):
Series 2004-1, Class A2, 0.53%, 6/25/27		1,572	1,557,564
Series 2004-2, Class A4, 0.48%, 11/27/28		2,376	2,335,773
Series 2005-2, Class A3, 0.36%, 2/25/28		1,304	1,300,692
Series 2005-3, Class A3, 0.41%, 7/25/28		5,224	5,208,437
Series 2005-3, Class A4, 0.45%, 4/25/29		4,708	4,601,223
Series 2006-1, Class A3, 0.36%, 5/25/26		373	371,030
Series 2006-1, Class A4, 0.42%, 3/27/28		2,250	2,129,830
Series 2006-2, Class A2, 0.32%, 7/25/26		3,689	3,676,318
Park Place Securities, Inc. Asset- Backed Pass-Through Certificates (a):
Series 2004-WWF1, Class M2, 1.19%, 12/25/34		860	861,493
Series 2005-WCW3, Class A2C, 0.55%, 8/25/35		2,161	2,134,950
Asset-Backed Securities	Par (000)		Value
RAMP Trust (a):
Series 2004-RS11, Class M1, 1.10%, 11/25/34	USD	1,097	$1,080,431
Series 2005-EFC1, Class M2, 0.62%, 5/25/35		2,482	2,464,206
Series 2005-RS6, Class M1, 0.67%, 6/25/35		1,933	1,913,796
Series 2006-NC2, Class A2, 0.36%, 2/25/36		4,248	4,139,949
Series 2006-RZ3, Class A2, 0.33%, 8/25/36		5,729	5,659,833
RASC Trust, Series 2005-AHL3, Class A2, 0.41%, 11/25/35 (a)		1,975	1,940,011
Santander Drive Auto Receivables Trust:
Series 2011-1, Class D, 4.01%, 2/15/17		13,497	13,613,681
Series 2011-3, Class D, 4.23%, 5/15/17		3,900	3,972,446
Series 2011-4, Class C, 3.82%, 8/15/17		1,823	1,836,765
Series 2011-4, Class D, 4.74%, 9/15/17		1,220	1,256,489
Series 2012-1, Class C, 3.78%, 11/15/17		357	360,007
Series 2012-2, Class C, 3.20%, 2/15/18		2,964	2,988,604
Series 2012-2, Class D, 3.87%, 2/15/18		2,000	2,053,456
Series 2012-3, Class D, 3.64%, 5/15/18		13,100	13,475,839
Series 2012-4, Class B, 1.83%, 3/15/17		919	919,775
Series 2012-4, Class D, 3.50%, 6/15/18		1,100	1,128,752
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)		5,600	5,619,303
Series 2013-1, Class C, 1.76%, 1/15/19		4,455	4,470,031
Series 2013-2, Class B, 1.33%, 3/15/18		3,005	3,007,825
Series 2013-2, Class C, 1.95%, 3/15/19		9,300	9,353,131
Series 2013-3, Class C, 1.81%, 4/15/19		4,790	4,797,137
Series 2013-A, Class B, 1.89%, 10/15/19 (b)		2,300	2,313,190
Series 2013-A, Class C, 3.12%, 10/15/19 (b)		7,275	7,454,292
Series 2014-1, Class B, 1.59%, 10/15/18		4,320	4,333,949
Series 2014-1, Class C, 2.36%, 4/15/20		3,020	3,044,281

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	93

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Santander Drive Auto Receivables Trust (concluded):
Series 2014-2, Class C, 2.33%, 11/15/19	USD	2,500	$2,510,885
Series 2014-4, Class B, 1.82%, 5/15/19		1,850	1,852,775
Series 2014-4, Class C, 2.60%, 11/16/20		1,770	1,785,695
Series 2015-1, Class C, 2.57%, 4/15/21		2,500	2,518,927
SLC Private Student Loan Trust 2006-A, Series 2006-A, Class A5, 0.42%, 7/15/36 (a)		14,141	14,037,480
SLM Private Credit Student Loan Trust (a):
Series 2003-A, Class A2, 0.71%, 9/15/20		7,376	7,338,964
Series 2003-B, Class A2, 0.67%, 3/15/22		2,162	2,145,347
Series 2003-C, Class A2, 0.66%, 9/15/20		1,841	1,824,691
Series 2004-A, Class A2, 0.47%, 3/16/20		2,380	2,377,466
Series 2004-B, Class A2, 0.47%, 6/15/21		6,165	6,126,507
Series 2005-B, Class A2, 0.45%, 3/15/23		4,872	4,835,352
Series 2006-B, Class A4, 0.45%, 3/15/24		4,241	4,203,515
SLM Private Education Loan Trust (a)(b):
Series 2010-A, Class 1A, 3.20%, 5/16/44		3,567	3,687,707
Series 2011-A, Class A1, 1.17%, 10/15/24		6,532	6,555,532
Series 2011-B, Class A1, 1.02%, 12/16/24		867	869,156
Series 2011-C, Class A1, 1.57%, 12/15/23		731	733,778
Series 2012-A, Class A1, 1.57%, 8/15/25		1,773	1,789,926
Series 2012-C, Class A1, 1.27%, 8/15/23		1,740	1,748,075
Series 2012-D, Class A1, 1.22%, 6/15/23		1,240	1,244,382
Series 2012-E, Class A1, 0.92%, 10/16/23		4,165	4,175,708
Series 2013-A, Class A1, 0.77%, 8/15/22		5,008	5,012,629
Series 2013-B, Class A1, 0.82%, 7/15/22		7,588	7,599,072
Series 2013-C, Class A1, 1.02%, 2/15/22		3,755	3,767,291
Asset-Backed Securities	Par (000)		Value
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 0.43%, 12/25/35 (a)	USD	3,242	$3,183,469
Terwin Mortgage Trust, Series 2006-5, Class 2A2, 0.38%, 6/25/37 (a)(b)		3,583	3,488,681
Trade MAPS 1 Ltd., Series 2013-1A (a)(b):
Class A, 0.88%, 12/10/18		9,690	9,684,506
Class B, 1.43%, 12/10/18		3,100	3,100,921
Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, 3.13%, 4/27/54 (b)(d)		4,752	4,735,580
Total Asset-Backed Securities — 12.7%			382,836,758

Corporate Bonds
Aerospace & Defense — 0.6%
Eaton Corp., 0.95%, 11/02/15		3,000	3,000,462
L-3 Communications Corp.:
3.95%, 11/15/16		1,250	1,298,889
1.50%, 5/28/17		520	516,742
4.75%, 7/15/20		2,400	2,616,228
4.95%, 2/15/21		5,468	6,047,526
Lockheed Martin Corp.:
2.90%, 3/01/25		490	493,528
4.85%, 9/15/41		2,000	2,315,920
3.80%, 3/01/45		895	889,676

			17,178,971
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 4.88%, 11/15/40		400	476,716
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 2/15/27		3,321	3,545,663
Auto Components — 0.6%
Delphi Corp.:
5.00%, 2/15/23		850	911,625
4.15%, 3/15/24		3,200	3,401,833
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		1,525	1,553,594
6.00%, 8/01/20		1,725	1,791,930
Johnson Controls, Inc., 1.40%, 11/02/17		3,330	3,320,063
Lear Corp.:
4.75%, 1/15/23		1,000	1,005,000

94	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Auto Components (concluded)
Lear Corp. (concluded):
5.38%, 3/15/24	USD	3,775	$3,907,125
Magna International, Inc., 3.63%, 6/15/24		2,700	2,750,825

			18,641,995
Banks — 2.4%
ANZ New Zealand International Ltd., 1.13%, 3/24/16 (b)		2,500	2,511,707
Bank of Nova Scotia:
0.95%, 3/15/16		4,200	4,218,186
1.10%, 12/13/16		5,000	5,017,510
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 1/14/19		3,500	3,560,133
Discover Bank/Greenwood Delaware, 2.00%, 2/21/18		2,600	2,602,959
Fifth Third Bancorp, 0.90%, 2/26/16		2,900	2,899,690
HSBC Bank USA NA, 5.88%, 11/01/34		1,200	1,511,184
HSBC Holdings PLC, 6.50%, 9/15/37		1,200	1,531,170
HSBC USA, Inc., 1.50%, 11/13/17		6,345	6,369,682
Rabobank Nederland, 3.88%, 2/08/22		3,800	4,089,511
Royal Bank of Canada, 0.85%, 3/08/16		4,600	4,612,374
U.S. Bancorp, 2.20%, 11/15/16		4,000	4,084,000
Wachovia Bank NA, 6.00%, 11/15/17		5,400	6,033,360
Wells Fargo & Co.:
1.15%, 6/02/17		5,200	5,198,424
2.13%, 4/22/19		8,100	8,198,488
3.00%, 1/22/21		4,700	4,861,262
3.30%, 9/09/24		600	619,699
4.10%, 6/03/26		1,900	2,004,629
4.65%, 11/04/44		1,930	2,069,981

			71,993,949
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		1,500	1,462,770
Bottling Group LLC, 5.13%, 1/15/19		1,100	1,238,292
Diageo Capital PLC, 0.63%, 4/29/16		2,800	2,798,656
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		1,250	1,270,115
PepsiCo, Inc.:
7.90%, 11/01/18		2,000	2,424,256
2.75%, 3/01/23		3,400	3,436,363
4.88%, 11/01/40		1,000	1,154,488
Corporate Bonds	Par (000)		Value
Beverages (concluded)
PepsiCo, Inc. (concluded):
3.60%, 8/13/42	USD	2,000	$1,939,440

			15,724,380
Biotechnology — 0.5%
Amgen, Inc.:
2.30%, 6/15/16		3,240	3,288,623
5.38%, 5/15/43		2,100	2,505,432
Celgene Corp., 2.30%, 8/15/18		2,000	2,028,906
Gilead Sciences, Inc.:
3.05%, 12/01/16		1,400	1,449,143
2.05%, 4/01/19		5,000	5,066,015

			14,338,119
Capital Markets — 3.3%
The Bank of New York Mellon Corp., 0.70%, 3/04/16		4,600	4,607,277
The Bear Stearns Cos. LLC, 6.40%, 10/02/17		2,500	2,789,108
FMS Wertmanagement AoeR, 1.13%, 9/05/17		12,454	12,530,542
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18		3,700	4,119,850
6.15%, 4/01/18		1,500	1,686,362
2.90%, 7/19/18		2,700	2,790,482
2.63%, 1/31/19		2,700	2,758,498
7.50%, 2/15/19		1,200	1,432,177
2.55%, 10/23/19		1,510	1,530,989
6.00%, 6/15/20		3,500	4,085,067
5.75%, 1/24/22		1,400	1,634,301
3.63%, 1/22/23		750	775,780
6.75%, 10/01/37		4,350	5,711,781
6.25%, 2/01/41		4,250	5,539,773
4.80%, 7/08/44		2,000	2,221,180
Invesco Finance PLC, 5.38%, 11/30/43		2,400	2,960,398
Legg Mason, Inc., 2.70%, 7/15/19		4,335	4,415,527
Morgan Stanley:
1.75%, 2/25/16		3,000	3,019,560
4.75%, 3/22/17		3,300	3,513,157
6.25%, 8/28/17		1,500	1,657,068
2.50%, 1/24/19		3,800	3,870,289
5.63%, 9/23/19		10,000	11,382,720
3.75%, 2/25/23		4,500	4,713,025
4.10%, 5/22/23		1,900	1,977,351
3.88%, 4/29/24		2,800	2,944,435
4.35%, 9/08/26		2,250	2,358,594
6.38%, 7/24/42		2,200	2,934,177

			99,959,468
Chemicals — 0.6%
CF Industries, Inc., 5.38%, 3/15/44		1,575	1,769,605

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	95

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Ecolab, Inc., 1.00%, 8/09/15	USD	2,900	$2,903,315
LyondellBasell Industries NV, 5.00%, 4/15/19		5,300	5,844,654
Monsanto Co.:
2.13%, 7/15/19		2,615	2,650,679
2.75%, 7/15/21		1,170	1,197,421
4.40%, 7/15/44		2,155	2,317,498
RPM International, Inc., 6.13%, 10/15/19		2,453	2,803,620

			19,486,792
Commercial Services & Supplies — 0.0%
Waste Management, Inc., 3.90%, 3/01/35		910	932,674
Communications Equipment — 0.2%
Cisco Systems, Inc., 2.13%, 3/01/19		5,000	5,102,380
Juniper Networks, Inc., 4.35%, 6/15/25		2,400	2,433,209

			7,535,589
Consumer Finance — 1.2%
Capital One Bank USA NA:
2.15%, 11/21/18		2,150	2,166,660
2.95%, 7/23/21		5,900	5,984,323
Capital One NA, 1.50%, 9/05/17		5,000	4,988,355
Caterpillar Financial Services Corp., 0.70%, 2/26/16		3,600	3,607,135
MasterCard, Inc.:
2.00%, 4/01/19		1,955	1,995,686
3.38%, 4/01/24		3,000	3,158,352
Navient Solutions, Inc., 0.00%, 10/03/22 (c)		5,700	4,829,080
Synchrony Financial:
3.00%, 8/15/19		5,200	5,312,876
3.75%, 8/15/21		2,045	2,120,673

			34,163,140
Diversified Financial Services — 4.7%
American Express Credit Corp.:
2.75%, 9/15/15		2,600	2,625,236
2.38%, 3/24/17		3,000	3,080,478
1.55%, 9/22/17		2,865	2,886,247
American Honda Finance Corp., 1.13%, 10/07/16		4,635	4,660,381
Associates Corp. of North America, 6.95%, 11/01/18		964	1,122,679
Bank of America Corp.:
6.88%, 4/25/18		3,550	4,060,696
5.49%, 3/15/19		1,500	1,660,095
5.63%, 7/01/20		2,500	2,882,188
5.70%, 1/24/22		8,000	9,353,912
3.30%, 1/11/23		1,400	1,418,255
Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Bank of America Corp. (concluded):
4.13%, 1/22/24	USD	2,500	$2,677,090
6.11%, 1/29/37		800	974,153
Bank of America NA, 1.65%, 3/26/18		3,105	3,112,741
Barclays PLC:
2.00%, 3/16/18		4,600	4,624,909
2.75%, 11/08/19		3,845	3,882,881
3.65%, 3/16/25		1,660	1,665,065
BNP Paribas SA:
1.38%, 3/17/17		5,000	5,008,205
2.40%, 12/12/18		2,000	2,039,414
CIT Group, Inc., 1.80%, 2/05/18		5,800	5,812,110
Citigroup, Inc.:
4.45%, 1/10/17		1,900	2,002,503
2.50%, 9/26/18		3,000	3,058,800
8.50%, 5/22/19		1,600	1,992,606
2.50%, 7/29/19		5,500	5,578,419
6.13%, 8/25/36		800	968,800
5.88%, 1/30/42		1,000	1,275,844
5.30%, 5/06/44		1,100	1,236,435
Deutsche Bank AG, 4.50%, 4/01/25 (e)		3,665	3,661,012
Ford Motor Credit Co. LLC:
1.70%, 5/09/16		2,800	2,813,028
3.00%, 6/12/17		5,400	5,565,137
1.72%, 12/06/17		5,100	5,088,709
General Electric Capital Corp.:
2.25%, 11/09/15		2,000	2,020,784
2.30%, 1/14/19		4,000	4,093,844
6.75%, 3/15/32		500	691,575
General Motors Financial Co., Inc., 4.00%, 1/15/25		2,300	2,345,807
IntercontinentalExchange Group, Inc., 2.50%, 10/15/18		3,000	3,093,333
JPMorgan Chase & Co.:
1.13%, 2/26/16		4,500	4,510,867
2.00%, 8/15/17		4,100	4,160,758
4.25%, 10/15/20		6,000	6,542,958
3.25%, 9/23/22		2,600	2,659,041
3.20%, 1/25/23		1,900	1,931,614
3.38%, 5/01/23		1,800	1,812,107
5.60%, 7/15/41		1,000	1,223,555
JPMorgan Chase Bank NA, 6.00%, 10/01/17		800	885,475
Leucadia National Corp., 5.50%, 10/18/23		3,500	3,610,667
Private Export Funding Corp., Series U, 4.95%, 11/15/15		3,325	3,419,350

			139,789,763

96	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services — 1.7%
AT&T, Inc.:
2.40%, 8/15/16	USD	1,250	$1,272,111
2.38%, 11/27/18		5,565	5,636,633
AT&T, Inc. (concluded):
5.35%, 9/01/40		1,231	1,343,410
5.55%, 8/15/41		3,250	3,655,070
4.80%, 6/15/44		1,800	1,843,256
British Telecommunications PLC, 1.25%, 2/14/17		1,550	1,550,871
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		4,250	4,302,666
Verizon Communications, Inc.:
2.00%, 11/01/16		5,500	5,580,322
1.35%, 6/09/17		5,200	5,203,411
3.65%, 9/14/18		4,500	4,785,075
5.05%, 3/15/34		3,200	3,474,685
4.40%, 11/01/34		4,350	4,431,145
6.90%, 4/15/38		900	1,175,441
7.35%, 4/01/39		1,700	2,311,109
4.75%, 11/01/41		2,100	2,178,070
6.55%, 9/15/43		1,475	1,920,685

			50,663,960
Electric Utilities — 1.6%
Commonwealth Edison Co.:
4.70%, 4/15/15		1,000	1,001,073
5.88%, 2/01/33		2,000	2,616,820
4.70%, 1/15/44		601	715,404
Duke Energy Corp.:
2.15%, 11/15/16		2,100	2,142,013
5.05%, 9/15/19		2,000	2,256,700
Duke Energy Florida, Inc., 3.85%, 11/15/42		2,500	2,596,063
MidAmerican Energy Holdings Co., 5.75%, 4/01/18		6,550	7,357,733
Mississippi Power Co., 4.25%, 3/15/42		1,700	1,758,721
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19		3,500	3,586,247
Northern States Power Co., 5.25%, 7/15/35		2,500	3,123,637
Pacific Gas & Electric Co.:
5.63%, 11/30/17		1,500	1,657,466
3.25%, 9/15/21		1,400	1,468,370
3.75%, 8/15/42		1,500	1,497,822
PacifiCorp:
5.50%, 1/15/19		1,300	1,477,883
6.25%, 10/15/37		1,000	1,374,499
Progress Energy, Inc.:
4.88%, 12/01/19		3,100	3,477,220
4.40%, 1/15/21		3,700	4,078,836
Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
Tampa Electric Co., 2.60%, 9/15/22	USD	2,000	$1,973,382
Xcel Energy, Inc., 0.75%, 5/09/16		3,200	3,200,723

			47,360,612
Electrical Equipment — 0.3%
Amphenol Corp.:
1.55%, 9/15/17		3,355	3,364,629
Amphenol Corp. (concluded):
2.55%, 1/30/19		2,000	2,036,708
Roper Industries, Inc., 2.05%, 10/01/18		3,500	3,511,291

			8,912,628
Electronic Equipment, Instruments & Components — 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17		2,900	3,251,271
Energy Equipment & Services — 0.0%
Weatherford International Ltd., 4.50%, 4/15/22		712	650,759
Food & Staples Retailing — 0.6%
CVS Caremark Corp.:
6.13%, 8/15/16		2,300	2,460,434
2.25%, 12/05/18		3,125	3,195,085
Wal-Mart Stores, Inc.:
1.13%, 4/11/18		2,000	2,002,438
5.63%, 4/01/40		1,500	1,916,814
Walgreens Boots Alliance Inc.:
1.75%, 11/17/17		5,130	5,176,601
2.70%, 11/18/19		2,400	2,451,835

			17,203,207
Food Products — 0.5%
The JM Smucker Co. (b):
2.50%, 3/15/20		1,565	1,586,002
3.50%, 3/15/25		2,310	2,374,710
4.38%, 3/15/45		1,025	1,068,213
Kellogg Co.:
4.45%, 5/30/16		100	104,151
3.25%, 5/21/18		1,550	1,621,409
Mead Johnson Nutrition Co.,
4.90%, 11/01/19		2,000	2,216,540
Mondelez International, Inc.:
4.13%, 2/09/16		2,000	2,053,908
2.25%, 2/01/19		2,000	2,022,464
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (b)		2,870	2,934,575

			15,981,972
Gas Utilities — 0.1%
Southern California Gas Co., 3.75%, 9/15/42		1,800	1,856,889

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	97

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies — 1.5%
Baxter International, Inc., 1.85%, 6/15/18	USD	1,650	$1,661,037
Becton Dickinson & Co., 2.68%, 12/15/19		1,045	1,067,381
Boston Scientific Corp., 2.65%, 10/01/18		2,000	2,022,014
CareFusion Corp.:
1.45%, 5/15/17		650	650,490
3.88%, 5/15/24		1,640	1,727,499
Covidien International Finance SA:
4.20%, 6/15/20		5,045	5,566,027
3.20%, 6/15/22		1,500	1,557,731
6.55%, 10/15/37		2,600	3,656,700
Medtronic, Inc. (b):
2.50%, 3/15/20		2,495	2,550,239
3.15%, 3/15/22		2,995	3,109,900
4.38%, 3/15/35		1,690	1,837,779
4.63%, 3/15/45		2,795	3,168,054
Stryker Corp., 4.38%, 5/15/44		3,000	3,154,578
Zimmer Holdings, Inc.:
2.00%, 4/01/18		1,760	1,774,078
2.70%, 4/01/20		4,530	4,593,175
3.55%, 4/01/25		4,700	4,797,487
4.45%, 8/15/45		900	932,112

			43,826,281
Health Care Providers & Services — 1.2%
AmerisourceBergen Corp., 1.15%, 5/15/17		6,000	5,979,006
Cardinal Health, Inc., 1.70%, 3/15/18		2,200	2,203,595
Express Scripts Holding Co., 3.13%, 5/15/16		3,000	3,072,990
HCA, Inc., 3.75%, 3/15/19		3,370	3,415,293
Humana, Inc.:
2.63%, 10/01/19		2,195	2,237,873
4.95%, 10/01/44		2,000	2,200,698
Laboratory Corp. of America Holdings:
3.20%, 2/01/22		1,965	1,989,285
3.60%, 2/01/25		1,305	1,310,326
McKesson Corp.:
1.40%, 3/15/18		4,500	4,494,978
4.88%, 3/15/44		800	918,088
Quest Diagnostics, Inc.:
2.50%, 3/30/20		2,335	2,341,220
3.50%, 3/30/25		2,595	2,595,073
UnitedHealth Group, Inc., 4.70%, 2/15/21		3,100	3,530,131

			36,288,556

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp., 6.30%, 10/15/37	USD	1,000	$1,311,209
Starbucks Corp., 0.88%, 12/05/16		2,450	2,455,121
Wyndham Worldwide Corp.:
4.25%, 3/01/22		1,550	1,617,614
3.90%, 3/01/23		1,550	1,579,913
Yum! Brands, Inc.:
4.25%, 9/15/15		2,000	2,030,018
5.30%, 9/15/19		2,241	2,498,767

			11,492,642
Household Products — 0.1%
Whirlpool Corp., 1.35%, 3/01/17		2,525	2,530,754
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Group, Inc., 5.15%, 12/01/20		1,200	1,355,486
Exelon Generation Co. LLC, 5.75%, 10/01/41		500	575,868
PSEG Power LLC:
2.45%, 11/15/18		400	405,322
4.15%, 9/15/21		1,150	1,229,718
Southern Power Co., 5.15%, 9/15/41		1,000	1,172,389

			4,738,783
Insurance — 1.2%
ACE INA Holdings, Inc., 3.35%, 5/15/24		3,155	3,291,214
Aflac, Inc.:
8.50%, 5/15/19		1,500	1,894,032
3.63%, 11/15/24		5,000	5,240,215
3.25%, 3/17/25		3,000	3,035,853
Berkshire Hathaway, Inc., 1.90%, 1/31/17		2,400	2,447,647
Fidelity National Financial, Inc., 5.50%, 9/01/22		1,225	1,336,829
Markel Corp.:
5.35%, 6/01/21		1,300	1,472,295
3.63%, 3/30/23		1,300	1,340,572
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19		2,940	2,981,907
Protective Life Corp., 8.45%, 10/15/39		800	1,215,378
Prudential Financial, Inc., 4.75%, 9/17/15		3,900	3,969,595
Willis Group Holdings PLC:
4.13%, 3/15/16		2,600	2,667,673
5.75%, 3/15/21		1,150	1,295,247
XLIT Ltd.:
5.75%, 10/01/21		1,400	1,646,875

98	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Insurance (concluded)
XLIT Ltd. (concluded):
4.45%, 3/31/25	USD	1,410	$1,419,126

			35,254,458
Internet Software & Services — 0.7%
Baidu, Inc.:
3.25%, 8/06/18		7,000	7,251,230
2.75%, 6/09/19		1,072	1,083,097
eBay, Inc.:
2.20%, 8/01/19		5,400	5,408,284
3.45%, 8/01/24		2,200	2,178,425
Equinix, Inc.:
5.38%, 1/01/22		1,855	1,933,837
5.75%, 1/01/25		1,415	1,475,137
VeriSign, Inc., 4.63%, 5/01/23		1,325	1,321,688

			20,651,698
IT Services — 0.6%
Alibaba Group Holding Ltd. (b):
2.50%, 11/28/19		5,415	5,416,863
3.60%, 11/28/24		1,295	1,299,180
International Business Machines Corp.:
2.00%, 1/05/16		8,600	8,705,909
7.63%, 10/15/18		2,050	2,474,912

			17,896,864
Leisure Products — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		3,654	3,882,375
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/01/16		2,800	2,856,801
Machinery — 0.2%
Danaher Corp., 2.30%, 6/23/16		450	459,653
Illinois Tool Works, Inc., 1.95%, 3/01/19		4,000	4,049,436
Ingersoll-Rand Global Holding Co. Ltd.:
2.88%, 1/15/19		400	410,292
5.75%, 6/15/43		1,500	1,831,220
Trinity Acquisition PLC, 6.13%, 8/15/43		650	766,983

			7,517,584
Media — 1.1%
Altice Financing SA, 6.63%, 2/15/23 (b)		960	988,800
Comcast Corp., 5.70%, 5/15/18		2,450	2,764,609
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42		3,750	3,919,020

Corporate Bonds		Par (000)	Value
Media (concluded)
DISH DBS Corp.:
7.88%, 9/01/19	USD	2,700	$3,017,250
6.75%, 6/01/21		1,200	1,278,000
NBCUniversal Enterprise, Inc., 1.66%, 4/15/18 (b)		1,000	1,006,495
Outfront Media Capital LLC / Outfront Media Capital Corp.:
5.25%, 2/15/22		800	838,000
5.63%, 2/15/24		800	838,000
Scripps Networks Interactive, Inc., 2.70%, 12/15/16		2,300	2,367,861
Thomson Reuters Corp., 0.88%, 5/23/16		1,600	1,599,386
Time Warner Cable, Inc.:
5.00%, 2/01/20		2,300	2,566,703
4.50%, 9/15/42		1,700	1,743,799
Time Warner, Inc.:
2.10%, 6/01/19		4,100	4,120,824
4.65%, 6/01/44		1,500	1,615,881
Viacom, Inc., 2.50%, 9/01/18		4,300	4,374,072

			33,038,700
Multi-Utilities — 0.3%
Consolidated Edison Co. of New York, Inc., Series 12-A, 4.20%, 3/15/42		2,400	2,570,091
Dominion Resources, Inc.:
6.40%, 6/15/18		1,050	1,200,822
4.45%, 3/15/21		2,100	2,324,139
4.05%, 9/15/42		1,700	1,720,199
SCANA Corp., 4.13%, 2/01/22		500	525,661

			8,340,912
Offshore Drilling & Other Services — 0.0%
KLA-Tencor Corp., 3.38%, 11/01/19		930	965,717
Oil, Gas & Consumable Fuels — 3.4%
BP Capital Markets PLC:
3.13%, 10/01/15		700	708,855
3.20%, 3/11/16		1,500	1,534,616
2.24%, 5/10/19		3,000	3,032,310
Buckeye Partners LP:
2.65%, 11/15/18		4,900	4,898,197
4.35%, 10/15/24		1,900	1,897,150
CNOOC Finance 2013 Ltd., 1.75%, 5/09/18		875	871,234
CNOOC Nexen Finance 2014 ULC, 1.63%, 4/30/17		6,800	6,784,292
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16		500	536,263
DCP Midstream Operating LP, 3.25%, 10/01/15		2,000	2,009,000
Ecopetrol SA, 5.88%, 5/28/45		950	883,928

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	99

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/01/24	USD	4,500	$4,581,382
Energy Transfer Equity LP, 7.50%, 10/15/20		5,998	6,717,760
Energy Transfer Partners LP:
9.70%, 3/15/19		842	1,058,380
9.00%, 4/15/19		373	460,899
4.15%, 10/01/20		3,950	4,146,769
Enterprise Products Operating LLC, 3.20%, 2/01/16		3,000	3,053,157
Exxon Mobil Corp., 3.57%, 3/06/45		1,170	1,213,151
Hess Corp., 1.30%, 6/15/17		1,110	1,100,505
Husky Energy, Inc., 6.80%, 9/15/37		1,000	1,221,294
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		850	856,751
5.63%, 9/01/41		1,895	2,003,267
Kinder Morgan, Inc.:
3.05%, 12/01/19		865	873,584
4.30%, 6/01/25		3,860	3,962,074
5.55%, 6/01/45		2,550	2,688,626
Magellan Midstream Partners LP, 5.15%, 10/15/43		1,350	1,484,757
Marathon Oil Corp., 0.90%, 11/01/15		1,300	1,300,270
Marathon Petroleum Corp., 4.75%, 9/15/44		1,365	1,389,107
Petrobras International Finance Co.:
3.50%, 2/06/17		5,900	5,521,515
5.38%, 1/27/21		1,850	1,678,227
Petroleos Mexicanos:
5.50%, 1/21/21		1,100	1,207,250
4.88%, 1/24/22		1,300	1,379,625
4.50%, 1/23/26 (b)		2,000	2,038,000
6.50%, 6/02/41		500	566,250
6.38%, 1/23/45		2,900	3,242,200
Statoil ASA:
1.95%, 11/08/18		2,840	2,879,172
2.75%, 11/10/21		5,680	5,810,691
Sunoco Logistics Partners Operations LP:
6.10%, 2/15/42		900	1,036,820
5.30%, 4/01/44		300	309,494
Total Capital International SA, 2.10%, 6/19/19		3,300	3,346,550
Valero Energy Corp., 3.65%, 3/15/25		4,060	4,152,101
The Williams Cos., Inc., 4.55%, 6/24/24		6,515	6,309,862

			100,745,335

Corporate Bonds		Par (000)	Value
Personal Products — 0.1%
The Procter & Gamble Co., 1.90%, 11/01/19	USD	3,270	$3,314,377
Pharmaceuticals — 1.9%
Abbott Laboratories:
2.55%, 3/15/22		4,195	4,212,237
2.95%, 3/15/25		3,135	3,172,231
AbbVie, Inc., 1.20%, 11/06/15		1,300	1,301,898
Actavis Funding SCS:
2.35%, 3/12/18		4,450	4,510,182
3.45%, 3/15/22		3,565	3,651,548
3.85%, 6/15/24		5,100	5,267,989
3.80%, 3/15/25		990	1,021,710
4.75%, 3/15/45		580	616,456
AstraZeneca PLC, 6.45%, 9/15/37		2,400	3,301,474
Bayer US Finance LLC, 1.50%, 10/06/17 (b)		5,590	5,625,921
Eli Lilly & Co.:
5.55%, 3/15/37		1,700	2,146,459
4.65%, 6/15/44		3,700	4,297,543
3.70%, 3/01/45		455	455,126
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/16		2,500	2,504,917
5.65%, 5/15/18		1,200	1,357,368
Novartis Capital Corp.:
3.40%, 5/06/24		2,100	2,241,385
4.40%, 5/06/44		4,300	4,952,336
Pfizer, Inc., 6.20%, 3/15/19		1,500	1,754,911
Zoetis, Inc., 1.15%, 2/01/16		3,000	3,000,825

			55,392,516
Professional Services — 0.0%
The Dun & Bradstreet Corp., 2.88%, 11/15/15		600	606,239
Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20		4,000	4,012,932
American Tower Corp.:
4.50%, 1/15/18		2,100	2,254,306
3.40%, 2/15/19		1,768	1,825,787
5.05%, 9/01/20		1,300	1,435,949
3.45%, 9/15/21		2,450	2,500,876
4.70%, 3/15/22		2,900	3,110,134
5.00%, 2/15/24		2,000	2,186,988
Corrections Corp. of America:
4.13%, 4/01/20		2,900	2,918,125
4.63%, 5/01/23		2,425	2,425,000
HCP, Inc., 6.70%, 1/30/18		4,000	4,521,216
Host Hotels & Resorts LP, 3.75%, 10/15/23		525	532,137
Simon Property Group LP, 4.75%, 3/15/42		1,900	2,135,091

100	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (b)	USD	1,945	$1,968,902

			31,827,443
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
5.40%, 6/01/41		2,700	3,245,880
4.55%, 9/01/44		2,110	2,312,172
Norfolk Southern Corp., 5.75%, 1/15/16		2,425	2,517,662
Union Pacific Corp., 6.13%, 2/15/20		1,300	1,498,734

			9,574,448
Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.:
3.30%, 10/01/21		2,100	2,235,486
4.80%, 10/01/41		350	394,346
4.25%, 12/15/42		1,100	1,146,049
Seagate HDD Cayman:
3.75%, 11/15/18		7,500	7,816,335
4.75%, 6/01/23		3,100	3,258,208
4.75%, 1/01/25 (b)		3,925	4,064,306

			18,914,730
Software — 0.1%
Microsoft Corp., 3.75%, 2/12/45		2,040	2,047,772
Oracle Corp.:
5.25%, 1/15/16		1,500	1,555,944
5.75%, 4/15/18		550	621,426

			4,225,142
Specialty Retail — 1.0%
Advance Auto Parts, Inc., 4.50%, 1/15/22		3,100	3,329,130
AutoZone, Inc., 1.30%, 1/13/17		3,850	3,857,488
The Home Depot, Inc.:
5.88%, 12/16/36		2,000	2,645,422
5.40%, 9/15/40		2,000	2,496,832
5.95%, 4/01/41		800	1,068,238
L Brands, Inc.:
6.90%, 7/15/17		2,167	2,383,700
8.50%, 6/15/19		4,000	4,798,800
O’Reilly Automotive, Inc., 4.63%, 9/15/21		5,300	5,857,544
QVC, Inc., 4.45%, 2/15/25		4,262	4,290,406

			30,727,560
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.:
2.85%, 5/06/21		5,500	5,730,604
3.85%, 5/04/43		3,300	3,352,117
Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals (concluded)
Arrow Electronics, Inc., 4.00%, 4/01/25	USD	1,375	$1,383,320
Hewlett-Packard Co.:
3.00%, 9/15/16		3,000	3,079,155
2.75%, 1/14/19		4,000	4,100,816

			17,646,012
Tobacco — 1.1%
Altria Group, Inc.:
4.13%, 9/11/15		2,600	2,639,174
5.38%, 1/31/44		7,200	8,420,515
Lorillard Tobacco Co., 3.50%, 8/04/16		650	668,067
Philip Morris International, Inc.:
5.65%, 5/16/18		4,300	4,858,067
1.88%, 1/15/19		3,550	3,573,657
2.90%, 11/15/21		1,400	1,438,987
6.38%, 5/16/38		2,500	3,313,248
4.25%, 11/10/44		600	629,256
Reynolds American, Inc.:
1.05%, 10/30/15		2,000	2,001,786
3.25%, 11/01/22		2,300	2,288,622
4.85%, 9/15/23		900	994,409
4.75%, 11/01/42		1,700	1,753,506
6.15%, 9/15/43		750	926,688

			33,505,982
Wireless Telecommunication Services — 0.1%
Crown Castle International Corp., 4.88%, 4/15/22		2,800	2,908,500
Vodafone Group PLC, 5.63%, 2/27/17		950	1,025,974

			3,934,474
Total Corporate Bonds — 37.6%			1,129,344,900

Foreign Agency Obligations
Brazilian Government International Bond:
5.63%, 1/07/41		150	152,625
5.00%, 1/27/45		2,500	2,312,500
Canada Government International Bond, 1.13%, 3/19/18		6,430	6,457,379
Colombia Government International Bond, 4.00%, 2/26/24		2,210	2,278,510
Export-Import Bank of Korea:
2.38%, 8/12/19		5,600	5,690,642
4.00%, 1/29/21		1,446	1,567,807

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	101

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value
Mexico Government International Bond:
3.50%, 1/21/21	USD	2,915	$3,034,515
6.75%, 9/27/34		2,400	3,204,000
6.05%, 1/11/40		3,088	3,813,680
4.75%, 3/08/44		3,100	3,255,000
4.60%, 1/23/46		863	882,417
Tunisia Government AID Bonds, 2.45%, 7/24/21		327	336,976
Uruguay Government International Bond, 5.10%, 6/18/50		320	332,800
Total Foreign Agency Obligations — 1.1%			33,318,851

Municipal Bonds
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50		800	1,199,048
Chicago Transit Authority, RB, Series B, 6.90%, 12/01/40		450	579,749
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50		400	599,540
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40		150	195,576
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, Series D, 6.57%, 7/01/45		320	469,011
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38		450	572,918
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 6/15/42		1,000	1,362,630
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41		450	645,849
Municipal Bonds		Par (000)	Value
County of San Diego California Regional Transportation Commission, RB, Build America Bonds, Series A, 5.91%, 4/01/48	USD	600	$849,948
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 1.30%, 7/01/16		1,725	1,735,660
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40		1,200	1,448,772
New Jersey State Turnpike Authority, RB, Build America Bonds, Series A, 7.10%, 1/01/41		700	1,027,565
Port Authority of New York & New Jersey, RB, 164th Series, 5.65%, 11/01/40		800	1,023,776
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62		700	765,555
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39		1,150	1,795,472
7.63%, 3/01/40		1,150	1,789,377
7.60%, 11/01/40		250	401,133
State of Illinois, GO: Build America Bonds, 7.35%, 7/01/35		650	779,083
Pension, 5.10%, 6/01/33		1,000	1,017,430
State of Mississippi, GO, Refunding Build America Bonds, Series F, 5.25%, 11/01/34		600	714,552
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40		675	861,529
State of Oregon Department of Transportation, RB, Sub-Lien, Series A, 5.83%, 11/15/34		400	527,716
University of California, Refunding RB, Series AJ, 4.60%, 5/15/31		1,000	1,118,420
University of Missouri, RB, Build America Bonds, Series A, 5.79%, 11/01/41		300	414,261
Total Municipal Bonds — 0.7%			21,894,570

102	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)			Value
Collateralized Mortgage Obligations — 1.5%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 8A11, 0.40%, 7/25/35 (a)	USD	42		$41,694
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 2/25/21		169		174,963
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 1/25/35 (a)(b)		1,200		1,247,493
Connecticut Avenue Securities Series, Series 2014-C01, Class M1, 1.77%, 1/25/24 (a)		3,890		3,911,790
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35		279		287,892
CSMC Trust (a)(b):
Series 2009-13R, Class 5A1, 0.95%, 1/26/35		3,468		3,452,971
Series 2010-20R, Class 7A6, 3.50%, 3/27/37		1,471		1,472,703
Series 2011-4R, Class 4A6, 4.00%, 8/27/37		820		830,485
Series 2013-8R, Class 7A1, 0.33%, 4/27/37		1,147		1,105,497
Series 2013-8R, Class 8A1, 0.41%, 5/27/37		3,948		3,826,726
GreenPoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, 0.27%, 9/25/46 (a)		—	(f)	7
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 2/15/40		7,299		7,783,799
Nomura Resecuritization Trust, Series 2014-1R, Class 5A1, 0.32%, 10/26/36 (a)(b)		4,230		4,124,563
Puma Finance Property Ltd., Series G5, Class A1, 0.40%, 2/21/38 (a)(b)		605		601,581
RALI Trust:
Series 2004-QS4, Class A7, 4.00%, 3/25/34		33		33,738
Series 2004-QS5, Class A5, 4.75%, 4/25/34		534		545,419
Series 2004-QS9, Class A1, 5.00%, 6/25/19		227		227,947
RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 5.22%, 8/26/35 (a)(b)		1,685		1,696,106
Non-Agency Mortgage-Backed Securities	Par (000)			Value
Collateralized Mortgage Obligations (concluded)
Structured Agency Credit Risk Debt Notes, Class M1 (a):
Series 2013-DN1, 3.57%, 7/25/23	USD	3,027		$3,132,825
Series 2013-DN2, 1.62%, 11/25/23		7,197		7,205,869
VFC LLC, Series 2014-2, Class A, 2.75%, 7/20/30 (b)		4,585		4,584,610

				46,288,678
Commercial Mortgage-Backed Securities — 11.2%
Banc of America Commercial Mortgage Trust:
Series 2006-1, Class AM, 5.42%, 9/10/45 (a)		2,650		2,722,647
Series 2006-4, Class A4, 5.63%, 7/10/46		5,469		5,671,430
Series 2006-5, Class AM, 5.45%, 9/10/47		1,520		1,595,720
Series 2006-6, Class A4, 5.36%, 10/10/45		3,580		3,681,507
Series 2007-4, Class A4, 5.75%, 2/10/51 (a)		2,873		3,120,990
Series 2007-5, Class A4, 5.49%, 2/10/51		3,440		3,660,446
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.18%, 9/10/47 (a)		10,393		10,511,872
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (a)		2,710		2,772,964
Series 2005-PWR8, Class A4, 4.67%, 6/11/41		1,790		1,790,915
Series 2005-PWR8, Class AJ, 4.75%, 6/11/41		5,350		5,376,065
Series 2005-PWR9, Class A4B, 4.94%, 9/11/42		2,100		2,125,626
Series 2006-PW11, Class A4, 5.44%, 3/11/39 (a)		2,817		2,883,569
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)		500		522,992
Citigroup Commercial Mortgage Trust, Series 2010-RR2, Class CA3A, 5.31%, 12/19/39 (a)(b)		624		654,294
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.78%, 6/10/46 (a)		3,435		3,604,294
Series 2007-C9, Class A4, 5.80%, 12/10/49 (a)		3,244		3,525,240

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	103

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust (concluded):
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (a)	USD	3,100	$3,295,954
Series 2007-GG9, Class AM, 5.48%, 3/10/39		1,980	2,088,215
Series 2013-CR09, Class A4, 4.24%, 7/10/45 (a)		600	674,362
Series 2013-CR12, Class A3, 3.77%, 10/10/46		990	1,075,542
Series 2013-CR13, Class A4, 4.19%, 11/10/23 (a)		3,290	3,671,433
Series 2013-LC6, Class AM, 3.28%, 1/10/46		1,290	1,333,318
Series 2014-CR17, Class A5, 3.98%, 5/10/47		2,240	2,460,320
Series 2014-CR20, Class A4, 3.59%, 11/10/47		3,055	3,249,995
Series 2014-CR21, Class A3, 3.53%, 12/10/47		3,190	3,377,307
Credit Suisse Commercial Mortgage Trust:
Series 2006-C2, Class A3, 5.65%, 3/15/39 (a)		2,065	2,120,457
Series 2006-C3, Class A3, 5.81%, 6/15/38 (a)		9,611	9,926,355
Series 2006-C3, Class AM, 5.81%, 6/15/38 (a)		3,368	3,528,303
Series 2006-C5, Class A3, 5.31%, 12/15/39		4,404	4,597,488
Series 2007-C1, Class A3, 5.38%, 2/15/40		7,134	7,509,734
Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)		2,250	2,397,089
Series 2007-C2, Class AM, 5.57%, 1/15/49 (a)		950	1,018,583
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class AJ, 5.10%, 8/15/38 (a)		4,154	4,206,316
CSAIL 2015-C1 Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 4/15/50		1,600	1,690,075
DBRR Trust, Series 2013-EZ2, Class A, 0.85%, 2/25/45 (a)(b)		805	810,629
GE Capital Commercial Mortgage Corp. (a):
Series 2005-C3, Class AJ, 5.07%, 7/10/45		700	707,020
Series 2006-C1, Class A4, 5.27%, 3/10/44		5,766	5,885,211
Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, 5.24%, 11/10/45 (a)	USD	4,240	$4,281,634
GS Mortgage Securities Trust:
Series 2006-GG6, Class AM, 5.55%, 4/10/38 (a)		4,100	4,216,030
Series 2009-RR1, Class GGA, 5.76%, 7/12/38 (a)(b)		1,753	1,810,994
Series 2012-GCJ7, Class AS, 4.09%, 5/10/45		930	1,011,923
Series 2013-GC14, Class A5, 4.24%, 8/10/46		1,620	1,814,097
Series 2013-GC16, Class A3, 4.24%, 11/10/46		1,580	1,767,604
Series 2015-GC28, Class A5, 3.40%, 2/10/48		1,700	1,776,306
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 8/15/46 (a)		1,400	1,554,419
Series 2013-C14, Class AS, 4.41%, 8/15/46 (a)		760	844,700
Series 2013-C15, Class B, 4.93%, 11/15/45		1,730	1,946,966
Series 2013-C17, Class A4, 4.20%, 1/15/47		1,700	1,894,351
Series 2014-C22, Class A4, 3.80%, 9/15/47		2,280	2,459,429
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-C1, Class H, 5.89%, 1/15/38 (a)(b)		3,371	3,382,030
Series 2005-CB13, Class AM, 5.30%, 1/12/43 (a)		2,060	2,106,894
Series 2005-LDP3, Class AJ, 5.01%, 8/15/42 (a)		7,383	7,462,079
Series 2005-LDP5, Class AJ, 5.35%, 12/15/44 (a)		1,935	1,987,210
Series 2005-LDP5, Class AM, 5.27%, 12/15/44 (a)		5,070	5,183,132
Series 2006-CB14, Class AM, 5.43%, 12/12/44 (a)		6,526	6,692,576
Series 2006-CB16, Class A4, 5.55%, 5/12/45		854	884,827
Series 2006-CB17, Class A4, 5.43%, 12/12/43		7,878	8,266,409
Series 2006-LDP8, Class A1A, 5.40%, 5/15/45		1,393	1,452,492
Series 2006-LDP8, Class AM, 5.44%, 5/15/45		6,171	6,481,432
Series 2011-C5, Class A3, 4.17%, 8/15/46		1,100	1,218,470

104	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (concluded):
Series 2012-C6, Class A3, 3.51%, 5/15/45	USD	815	$872,070
Series 2012-CBX, Class AS, 4.27%, 6/15/45		1,110	1,222,310
LB Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.90%, 7/15/44 (a)		2,059	2,222,954
LB-UBS Commercial Mortgage Trust:
Series 2005-C3, Class AM, 4.79%, 7/15/40		6,770	6,769,986
Series 2005-C7, Class A4, 5.20%, 11/15/30 (a)		3,531	3,547,783
Series 2006-C1, Class AM, 5.22%, 2/15/31 (a)		740	760,558
Series 2006-C3, Class A1A, 5.64%, 3/15/39 (a)		2,977	3,073,052
Series 2006-C4, Class AM, 5.84%, 6/15/38 (a)		3,376	3,553,578
Series 2006-C7, Class A2, 5.30%, 11/15/38		3,087	3,113,731
Series 2006-C7, Class AM, 5.38%, 11/15/38		1,000	1,055,983
Series 2007-C1, Class A4, 5.42%, 2/15/40		4,177	4,442,171
Series 2007-C2, Class AM, 5.49%, 2/15/40 (a)		1,800	1,903,579
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)		2,972	3,267,282
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM, 5.11%, 7/12/38 (a)		5,395	5,448,891
ML-CFC Commercial Mortgage Trust, Class A4 (a):
Series 2006-1, 5.47%, 2/12/39		12,664	12,927,311
Series 2006-2, 5.87%, 6/12/46		3,360	3,484,270
Monty Parent Issuer 1 LLC, Series 2013-LTR1, Class B, 4.25%, 11/20/28 (b)		1,526	1,525,666
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.08%, 7/15/46 (a)		1,560	1,736,600
Series 2014-C15, Class C, 4.90%, 4/15/47 (a)		1,700	1,842,739
Series 2015-C21, Class A4, 3.34%, 3/15/48		950	990,747
Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust:
Series 2005-IQ10, Class AJ, 5.20%, 9/15/42 (a)	USD	1,200	$1,216,264
Series 2006-HQ8, Class A4, 5.41%, 3/12/44 (a)		4,152	4,215,664
Series 2006-HQ8, Class AM, 5.46%, 3/12/44 (a)		990	1,020,664
Series 2006-T21, Class A4, 5.16%, 10/12/52 (a)		1,355	1,373,557
Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (a)		2,961	3,133,680
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		6,159	6,676,710
Series 2007-T25, Class A3, 5.51%, 11/12/49 (a)		3,554	3,775,352
Series 2007-T27, Class A4, 5.65%, 6/11/42 (a)		5,450	5,908,748
Series 2007-T27, Class AM, 5.65%, 6/11/42 (a)		2,080	2,230,218
Series 2012-C4, Class A4, 3.24%, 3/15/45		2,220	2,333,387
ORES NPL LLC, Series 2014-LV3, Class A, 3.00%, 3/27/24 (b)		2,212	2,211,864
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.24%, 4/10/46		725	756,457
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C19, Class B, 4.89%, 5/15/44		3,186	3,196,791
Series 2005-C20, Class A7, 5.12%, 7/15/42 (a)		1,675	1,678,092
Series 2005-C20, Class AJ, 5.15%, 7/15/42 (a)		4,110	4,156,011
Series 2005-C20, Class AMFX, 5.18%, 7/15/42 (a)		3,930	3,959,951
Series 2006-C23, Class A4, 5.42%, 1/15/45 (a)		155	157,462
Series 2006-C27, Class A3, 5.77%, 7/15/45 (a)		4,518	4,687,455
Series 2006-C28, Class AM, 5.60%, 10/15/48 (a)		2,430	2,574,847
Series 2007-C34, Class A3, 5.68%, 5/15/46		3,990	4,290,391
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class A5, 3.41%, 12/15/47		3,400	3,559,746
Series 2014-LC18, Class AS, 3.81%, 12/15/47		1,700	1,795,078
Series 2015-C27, Class A5, 3.45%, 2/15/48		2,700	2,834,619

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	105

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 8/15/45	USD	2,160	$2,295,989
Series 2012-C10, Class A3, 2.88%, 12/15/45		6,145	6,315,743
Series 2012-C10, Class AS, 3.24%, 12/15/45		1,520	1,569,394
Series 2013-C18, Class A5, 4.16%, 12/15/46 (a)		1,880	2,099,373
Series 2014-C20, Class B, 4.38%, 5/15/47		1,530	1,658,927

			335,783,976
Total Non-Agency Mortgage-Backed Securities — 12.7%			382,072,654

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.7%
Fannie Mae:
0.00%, 10/09/19 - 5/15/30 (c)		39,305	31,337,172
1.63%, 1/21/20		3,000	3,020,721
6.32%, 12/20/27		910	1,243,196
Federal Farm Credit Banks:
1.69%, 4/09/20		8,000	7,983,216
2.00%, 4/04/22		2,977	2,976,628
Federal Home Loan Bank:
4.00%, 9/01/28		1,625	1,836,177
5.38%, 8/15/24		4,500	5,651,064
FICO STRIPS, 0.00%, 12/06/16 (c)		3,000	2,960,706
Financing Corp. Fico, 0.00%, 2/8/18 - 11/2/18 (c)		19,000	18,160,796
Resolution Funding Corp., 8.13%, 10/15/19		3,500	4,519,420
Tennessee Valley Authority:
3.50%, 12/15/42		250	254,698
5.88%, 4/01/36		1,125	1,576,297

			81,520,091
Collateralized Mortgage Obligations — 0.9%
Fannie Mae, Series 2013-C01, Class M1, 2.17%, 10/25/23 (a)		2,384	2,415,643
Fannie Mae REMICS (a):
Series 2007-54, Class PF, 0.39%, 6/25/37		2,495	2,498,473
Series 2010-89, Class CF, 0.62%, 2/25/38		1,615	1,634,012
Series 2010-35, Class EF, 0.72%, 4/25/40		1,642	1,659,948
U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Freddie Mac, Series K038, Class A2, 3.39%, 3/25/24	USD	3,500	$3,766,823
Freddie Mac REMICS (a):
Series 3807, Class FN, 0.67%, 2/15/41		977	986,651
Series 3667, Class FW, 0.72%, 2/15/38		973	983,830
Ginnie Mae, Series 2014-90, Class FA, 0.57%, 10/20/38 (a)		13,514	13,614,704

			27,560,084
Commercial Mortgage-Backed Securities — 0.6%
Freddie Mac, Class A2:
Series K025, 2.68%, 10/25/22		8,850	9,122,748
Series K040, 3.24%, 9/25/24		8,850	9,417,834
Series K031, 3.30%, 4/25/23 (a)		901	966,438

			19,507,020
Mortgage-Backed Securities — 45.1%
Fannie Mae Mortgage-Backed Securities:
1.91%, 4/01/43 (a)		663	687,477
1.93%, 5/01/43 (a)		908	941,595
2.07%, 6/01/43 (a)		1,265	1,291,505
2.13%, 1/01/36 (a)		844	898,132
2.23%, 1/01/35 (a)		964	1,030,424
2.32%, 8/01/33 (a)		1,466	1,563,206
2.34%, 5/01/33 (a)		2,028	2,169,073
2.43%, 2/01/42 (a)		24	24,868
2.50%, 9/01/28 - 4/01/45 (g)		55,194	56,572,247
2.75%, 1/01/42 (a)		685	718,366
2.79%, 8/01/41 (a)		1,569	1,666,800
3.00%, 1/01/27 - 4/01/45 (g)		91,647	94,830,769
3.31%, 9/01/41 (a)		916	969,350
3.32%, 4/01/40 (a)		184	194,259
3.50%, 2/01/26 - 4/01/45 (g)		186,738	196,583,620
4.00%, 8/01/25 - 4/01/45 (g)		195,985	209,648,522
4.50%, 10/01/24 - 5/01/45 (g)		212,248	231,407,518
5.00%, 1/01/18 - 4/14/45		69,439	77,240,605
5.50%, 9/01/19 - 8/01/37		11,339	12,744,482
6.00%, 11/01/22 - 8/01/38		6,677	7,657,520
6.50%, 12/01/30 - 12/01/32		7,359	8,591,606
Freddie Mac Mortgage-Backed Securities:
1.75%, 6/01/43 (a)		368	377,936
2.21%, 10/01/33 (a)		986	1,052,523
2.26%, 4/01/38 (a)		1,193	1,268,793
2.37%, 2/01/40 (a)		1,057	1,126,501
2.47%, 5/01/43 (a)		940	961,347
2.50%, 4/01/30 - 4/01/43 (g)		18,897	19,344,057
2.51%, 11/01/36 (a)		1,054	1,103,011

106	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
2.51%, 8/01/43 (a)	USD	346	$354,090
2.61%, 1/01/42 (a)		16	17,362
3.00%, 3/01/27 - 6/01/43 (g)		52,438	54,073,612
3.19%, 8/01/41 (a)		905	962,550
3.35%, 7/01/41 (a)		672	710,741
3.50%, 12/01/25 - 4/01/45 (g)		49,706	52,287,153
4.00%, 3/01/26 - 4/01/45 (g)		46,438	49,598,484
4.50%, 8/01/20 - 4/01/45 (g)		22,697	24,933,473
5.00%, 10/01/20 - 8/01/40		7,940	8,786,122
5.50%, 5/01/34 - 8/01/38		6,186	6,952,313
6.00%, 9/01/36 - 1/01/38		2,907	3,317,410
6.50%, 5/01/21 - 7/01/32		2,368	2,863,489
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/43 - 4/01/45 (g)		38,602	39,759,562
3.50%, 1/15/41 - 4/01/45 (g)		61,637	65,180,247
4.00%, 9/15/40 - 4/01/45 (g)		46,951	50,541,919
4.50%, 3/15/39 - 4/01/45 (g)		31,195	34,286,842
5.00%, 10/20/39 - 5/20/41		13,280	14,979,325
5.50%, 6/15/34 - 7/20/40		7,345	8,316,393
6.00%, 9/20/38 - 10/20/38		2,332	2,650,217

			1,353,237,416
Total U.S. Government Sponsored Agency Securities — 49.3%			1,481,824,611

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.38%, 8/15/27		12,068	17,746,561
6.13%, 11/15/27		12,000	17,375,628
6.25%, 5/15/30		26,586	40,410,568
4.50%, 8/15/39		19,675	26,931,691
3.88%, 8/15/40		15,149	19,069,985
3.38%, 5/15/44		7,100	8,317,537
U.S. Treasury Inflation Indexed Bonds:
0.13%, 4/15/16		30,710	31,019,041
0.13%, 7/15/24		15,800	15,793,442
0.25%, 1/15/25		15,203	15,307,096
U.S. Treasury Notes:
0.88%, 4/15/17		250	251,465
0.88%, 4/30/17		3,051	3,068,400
0.88%, 6/15/17 (h)		55,088	55,376,331
0.63%, 8/31/17		24,000	23,956,872
1.63%, 4/30/19		13,500	13,723,587
1.50%, 5/31/19		875	884,433
2.00%, 8/31/21 (h)		9,030	9,221,183
U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Principal STRIPS, 0.00%, 5/15/25 (c)	USD	17,320	$14,007,827
Total U.S. Treasury Obligations — 10.4%			312,461,647

Investment Companies (i)		Shares
iShares 0-5 Year TIPS Bond ETF		1	99
iShares 1-3 Year Treasury Bond ETF		1	85
iShares 10-20 Year Treasury Bond ETF		1	139
iShares 20+ Year Treasury Bond ETF		181,108	23,669,005
iShares 3-7 Year Treasury Bond ETF		1	124
iShares 7-10 Year Treasury Bond ETF		1	108
iShares Agency Bond ETF		1	114
iShares Core US Treasury Bond ETF		1	26
iShares Short Treasury Bond ETF		1	110
iShares TIPS Bond ETF		1	114
Total Investment Companies — 0.8%			23,669,924

Preferred Securities
Capital Trusts	Par (000)
Capital Markets — 0.0%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(j)	USD	1,264	1,197,640
Diversified Financial Services — 0.1%
JPMorgan Chase & Co., Series Q, 5.15% (a)(j)		1,325	1,293,531
Insurance — 0.1%
The Chubb Corp.:
6.00%, 5/11/37		800	1,071,919
6.38%, 3/29/67 (a)		2,550	2,703,000

			3,774,919
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(j)		2,200	2,332,440
Total Capital Trusts — 0.3%			8,598,530

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	107

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Preferred Stocks	Shares		Value
Diversified Telecommunication Services — 0.2%
Qwest Corp., 7.38%		196,000	$5,154,800
Total Preferred Securities — 0.5%			13,753,330
Total Long-Term Investments (Cost — $3,699,461,954) — 125.8%			3,781,177,245

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.15% (i)(k)		62,097,797	62,097,797
Total Short-Term Securities (Cost — $62,097,797) — 2.1%			62,097,797
Options Purchased (Cost — $855,930) — 0.0%			82,156
Total Investments, Before TBA Sale Commitments and Options Written (Cost — $3,762,415,681*) — 127.9%			3,843,357,198

TBA Sale Commitments (g)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/14/45	USD	40,791	(41,702,491)
3.50%, 4/14/45		26,600	(27,938,313)
4.00%, 4/14/45		61,300	(65,543,109)
4.50%, 4/14/45		85,300	(93,056,969)
TBA Sale Commitments (g)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities (concluded):
5.00%, 4/14/45	USD	5,200	$(5,780,938)
3.00%, 4/20/30		82,402	(86,380,368)
4.00%, 4/20/30		100	(105,687)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/14/45		3,000	(3,060,469)
4.00%, 4/14/45		2,000	(2,136,250)
Ginnie Mae Mortgage-Backed Securities, 4.00%, 4/22/45		2,000	(2,131,562)
Total TBA Sale Commitments (Proceeds — $326,312,703) — 10.9%			(327,836,156)
Options Written (Premiums Received — $563,921) — (0.0)%			(14,938)
Total Investments, Net of TBA Sale Commitments and Options Written (Cost — $3,435,539,057) — 117.0%			3,515,506,104
Liabilities in Excess of Other Assets — (17.0)%			(511,697,613)

Net Assets — 100.0%			$3,003,808,491

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,762,612,701

Gross unrealized appreciation	$96,475,947
Gross unrealized depreciation	(15,731,450)

Net unrealized appreciation	$80,744,497

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Deutsche Bank AG	$3,661,012	$10,306

108	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(f)	Amount is less than $500.

(g)	Represents or includes a TBA transaction. As of March 31, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$36,951,547	$144,063
Citigroup Global Markets, Inc.	$73,124,704	$524,484
Credit Suisse Securities (USA) LLC	$200,520,920	$1,090,867
Deutsche Bank Securities, Inc.	$173,687,287	$1,029,505
Goldman Sachs & Co.	$41,878,231	$196,460
J.P. Morgan Securities LLC	$18,663,466	$43,087
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$8,009,188	$30,313
Morgan Stanley & Co. LLC	$(9,414,835)	$(179,757)
Nomura Securities International, Inc.	$30,111,172	$163,953
RBC Capital Markets, LLC	$2,249,703	$7,363
S.G. America	$(748,453)	$(602)
Wells Fargo Securities, LLC	$(3,021,937)	$(10,082)

(h)	All or a portion of security has been pledged as collateral in connection with outstanding swaps.

(i)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Shares Purchased		Shares Sold	Shares Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,979,776	22,118,021	[1]	—	62,097,797	$62,097,797	$20,611	—
iShares 0-5 Year TIPS Bond ETF	1	—		—	1	$99	—	—
iShares 1-3 Year Treasury Bond ETF	1	—		—	1	$85	—	—
iShares 10-20 Year Treasury Bond ETF	1	—		—	1	$139	—	—
iShares 20+ Year Treasury Bond ETF	181,108	—		—	181,108	$23,669,005	$96,188	—
iShares 3-7 Year Treasury Bond ETF	1	—		—	1	$124	—	—
iShares 7-10 Year Treasury Bond ETF	1	—		—	1	$108	—	—
iShares Agency Bond ETF	1	—		—	1	$114	—	—
iShares Core US Treasury Bond ETF	1	—		—	1	$26	—	—
iShares Short Treasury Bond ETF	1	—		—	1	$110	—	—
iShares TIPS Bond ETF	1	—		—	1	$114	—	—
[1] Represents net shares purchased.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Represents the current yield as of report date.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	109

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Portfolio Abbreviations
ABS	Asset-Backed Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GO	General Obligation Bonds
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
LIFFE	London International Financial Futures and Options Exchange
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NYSE	New York Stock Exchange
NZD	New Zealand Dollar
PLN	Polish Zloty
RB	Revenue Bonds
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal Securities
TRY	Turkish Lira
USD	U.S. Dollar

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(324)	Long U.S. Treasury Bond	Chicago Board of Trade	June 2015	USD	53,095,500	$3,368
(321)	UK Long Gilt Bond	NYSE Liffe	June 2015	USD	57,497,697	(67,245)
249	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	54,569,906	61,951
271	10-Year Canada Bond Future	Montreal	June 2015	USD	30,541,660	(26,410)
411	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	June 2015	USD	69,818,625	1,006,554
554	Euro-Bund Future	Eurex	June 2015	USD	94,571,534	580,452
592	10-Year Australian T-Bond	Sydney Futures Exchange	June 2015	USD	59,822,716	1,335,210
667	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	85,980,469	223,224
3,057	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	367,484,838	456,187
Total						$3,573,291

•	As of March 31, 2015, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,603,494	USD	499,842	Barclays Bank PLC	4/02/15	$2,576
BRL	14,080,000	USD	4,312,404	Deutsche Bank AG	4/02/15	99,245
BRL	9,670,000	USD	3,019,045	Deutsche Bank AG	4/02/15	10,831
BRL	11,950,000	USD	3,827,675	Deutsche Bank AG	4/02/15	(83,412)
BRL	18,370,000	USD	5,726,309	Deutsche Bank AG	4/02/15	29,515
BRL	8,430,000	USD	2,682,151	Goldman Sachs International	4/02/15	(40,801)
BRL	3,200,570	USD	997,684	Goldman Sachs International	4/02/15	5,142

110	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	As of March 31, 2015, forward foreign currency contracts outstanding were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	11,277,743	USD	3,915,679	JPMorgan Chase Bank N.A.	4/02/15	$(382,053)
BRL	8,530,000	USD	2,658,978	JPMorgan Chase Bank N.A.	4/02/15	13,705
BRL	27,170,000	USD	8,469,451	JPMorgan Chase Bank N.A.	4/02/15	43,654
BRL	7,092,257	USD	2,460,454	Morgan Stanley & Co. International PLC	4/02/15	(238,255)
USD	505,396	BRL	1,603,494	Barclays Bank PLC	4/02/15	2,977
USD	6,078,756	BRL	18,370,000	Deutsche Bank AG	4/02/15	322,932
USD	1,010,791	BRL	3,200,570	Goldman Sachs International	4/02/15	7,965
USD	2,631,904	BRL	8,530,000	JPMorgan Chase Bank N.A.	4/02/15	(40,779)
USD	8,503,912	BRL	27,170,000	JPMorgan Chase Bank N.A.	4/02/15	(9,193)
USD	1,142,952	BRL	3,625,936	Morgan Stanley & Co. International PLC	4/02/15	6,847
BRL	27,170,000	USD	8,434,483	JPMorgan Chase Bank N.A.	5/05/15	(3,024)
USD	6,456,355	BRL	21,080,000	JPMorgan Chase Bank N.A.	5/05/15	(85,241)
AUD	11,655,000	USD	8,953,021	Bank of America N.A.	6/10/15	(83,717)
AUD	5,725,000	USD	4,446,665	Bank of America N.A.	6/10/15	(90,014)
AUD	6,201,385	USD	4,727,626	Barclays Bank PLC	6/10/15	(8,452)
AUD	2,840,000	USD	2,215,683	Barclays Bank PLC	6/10/15	(54,480)
AUD	5,725,000	USD	4,447,586	Citibank N.A.	6/10/15	(90,936)
AUD	18,444,000	USD	14,096,675	Credit Suisse International	6/10/15	(61,030)
AUD	2,655,105	USD	2,014,218	Goldman Sachs International	6/10/15	6,282
AUD	943,000	USD	724,227	HSBC Bank PLC	6/10/15	(6,616)
AUD	7,626,000	USD	5,999,847	JPMorgan Chase Bank N.A.	6/10/15	(196,560)
AUD	6,499,000	USD	5,113,166	JPMorgan Chase Bank N.A.	6/10/15	(167,511)
AUD	15,133,000	USD	11,516,364	JPMorgan Chase Bank N.A.	6/10/15	(347)
AUD	51,615,999	USD	39,690,639	UBS AG	6/10/15	(411,531)
AUD	33,995,000	USD	26,140,795	UBS AG	6/10/15	(271,040)
AUD	5,454,615	USD	4,158,320	UBS AG	6/10/15	(7,429)
AUD	1,737,895	USD	1,316,403	UBS AG	6/10/15	6,112
CAD	15,659,000	USD	12,352,925	Citibank N.A.	6/10/15	(460)
CAD	2,071,000	USD	1,625,978	Royal Bank of Canada	6/10/15	7,712
EUR	2,491,418	PLN	10,320,000	Barclays Bank PLC	6/10/15	(37,297)
EUR	956,158	PLN	3,930,000	Barclays Bank PLC	6/10/15	(6,257)
EUR	3,491,965	PLN	14,440,000	Credit Suisse International	6/10/15	(45,831)
EUR	2,475,174	PLN	10,290,000	Credit Suisse International	6/10/15	(46,865)
EUR	3,454,000	USD	3,658,874	Barclays Bank PLC	6/10/15	54,177
EUR	5,935,000	USD	6,523,989	Barclays Bank PLC	6/10/15	(143,863)
EUR	4,065,000	USD	4,286,933	BNP Paribas S.A.	6/10/15	82,943
EUR	16,160,000	USD	17,661,523	Citibank N.A.	6/10/15	(289,518)
EUR	8,821,000	USD	9,615,913	Citibank N.A.	6/10/15	(133,336)
EUR	4,862,000	USD	5,282,514	Credit Suisse International	6/10/15	(55,863)
EUR	11,955,000	USD	12,666,323	Credit Suisse International	6/10/15	185,306
EUR	4,015,000	USD	4,368,561	Credit Suisse International	6/10/15	(52,435)
EUR	1,753,000	USD	1,858,425	Deutsche Bank AG	6/10/15	26,050
EUR	20,283,000	USD	22,059,081	Goldman Sachs International	6/10/15	(254,850)
EUR	4,070,000	USD	4,285,677	HSBC Bank PLC	6/10/15	89,574
EUR	16,626,000	USD	18,082,404	HSBC Bank PLC	6/10/15	(209,450)
EUR	4,065,000	USD	4,290,205	JPMorgan Chase Bank N.A.	6/10/15	79,671
EUR	9,001,000	USD	9,546,434	JPMorgan Chase Bank N.A.	6/10/15	129,644
EUR	20,240,000	USD	22,151,466	JPMorgan Chase Bank N.A.	6/10/15	(393,460)
EUR	19,130,000	USD	20,443,956	Morgan Stanley & Co. International PLC	6/10/15	120,800

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	111

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	As of March 31, 2015, forward foreign currency contracts outstanding were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	10,906,000	USD	11,993,694	Morgan Stanley & Co. International PLC	6/10/15	$(269,741)
EUR	17,450,000	USD	19,161,932	State Street Bank and Trust Co.	6/10/15	(403,177)
EUR	4,544,000	USD	4,790,694	UBS AG	6/10/15	94,107
EUR	5,547,000	USD	5,896,284	UBS AG	6/10/15	66,743
EUR	5,540,000	USD	5,978,596	UBS AG	6/10/15	(23,095)
EUR	5,545,000	USD	6,027,676	UBS AG	6/10/15	(66,799)
GBP	1,209,000	USD	1,824,780	Barclays Bank PLC	6/10/15	(30,868)
GBP	857,000	USD	1,292,219	Barclays Bank PLC	6/10/15	(20,604)
GBP	10,626,063	USD	15,981,706	Barclays Bank PLC	6/10/15	(214,770)
GBP	6,282,000	USD	9,378,115	Barclays Bank PLC	6/10/15	(56,894)
GBP	4,665,000	USD	6,894,637	Barclays Bank PLC	6/10/15	27,283
GBP	5,486,127	USD	8,127,670	Barclays Bank PLC	6/10/15	12,637
GBP	3,240,000	USD	4,805,325	Barclays Bank PLC	6/10/15	2,182
GBP	3,211,041	USD	4,755,419	Citibank N.A.	6/10/15	9,117
GBP	21,886,000	USD	32,474,994	Citibank N.A.	6/10/15	(582)
GBP	9,675,000	USD	14,611,804	Credit Suisse International	6/10/15	(256,055)
GBP	8,611,000	USD	12,785,596	Credit Suisse International	6/10/15	(8,608)
GBP	3,244,000	USD	4,809,902	Credit Suisse International	6/10/15	3,540
GBP	1,052,937	USD	1,583,811	Goldman Sachs International	6/10/15	(21,466)
GBP	3,607,000	USD	5,391,920	Goldman Sachs International	6/10/15	(39,860)
GBP	2,568,832	USD	3,803,786	Goldman Sachs International	6/10/15	7,844
GBP	707,000	USD	1,052,935	Goldman Sachs International	6/10/15	(3,890)
GBP	7,920,000	USD	11,966,185	HSBC Bank PLC	6/10/15	(214,502)
GBP	5,323,000	USD	7,968,318	HSBC Bank PLC	6/10/15	(70,059)
GBP	8,610,000	USD	12,796,423	HSBC Bank PLC	6/10/15	(20,919)
GBP	3,112,000	USD	4,609,644	HSBC Bank PLC	6/10/15	7,937
GBP	846,000	USD	1,251,767	JPMorgan Chase Bank N.A.	6/10/15	3,526
GBP	3,272,000	USD	4,863,082	UBS AG	6/10/15	(8,094)
INR	242,700,000	USD	3,848,105	Credit Suisse International	6/10/15	(23,100)
INR	172,000,000	USD	2,709,515	HSBC Bank PLC	6/10/15	1,243
INR	190,400,000	USD	3,019,347	Morgan Stanley & Co. International PLC	6/10/15	(18,601)
INR	240,000,000	USD	3,773,437	UBS AG	6/10/15	9,016
INR	274,300,000	USD	4,319,005	UBS AG	6/10/15	4,023
JPY	581,400,000	USD	4,812,611	Bank of America N.A.	6/10/15	40,023
JPY	581,400,000	USD	4,807,426	Bank of America N.A.	6/10/15	45,208
JPY	899,300,000	USD	7,511,443	Bank of America N.A.	6/10/15	(5,468)
JPY	528,695,000	USD	4,427,268	Bank of America N.A.	6/10/15	(14,534)
JPY	528,690,000	USD	4,427,967	Bank of America N.A.	6/10/15	(15,276)
JPY	747,000,000	USD	6,279,105	Bank of America N.A.	6/10/15	(44,297)
JPY	234,800,000	USD	1,943,942	Barclays Bank PLC	6/10/15	15,808
JPY	173,600,000	USD	1,433,917	Barclays Bank PLC	6/10/15	15,029
JPY	324,029,893	USD	2,677,044	Barclays Bank PLC	6/10/15	27,460
JPY	291,500,000	USD	2,432,704	Barclays Bank PLC	6/10/15	290
JPY	794,900,000	USD	6,684,775	Barclays Bank PLC	6/10/15	(50,171)
JPY	196,200,000	USD	1,648,185	Barclays Bank PLC	6/10/15	(10,609)
JPY	544,715,000	USD	4,564,878	BNP Paribas S.A.	6/10/15	(18,434)
JPY	758,600,000	USD	6,349,876	Citibank N.A.	6/10/15	(18,249)
JPY	2,364,000,000	USD	19,858,804	Citibank N.A.	6/10/15	(127,765)
JPY	792,120,138	USD	6,543,709	Credit Suisse International	6/10/15	67,693
JPY	239,009,801	USD	1,975,573	Goldman Sachs International	6/10/15	19,313

112	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	As of March 31, 2015, forward foreign currency contracts outstanding were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	705,700,000	USD	5,821,607	Goldman Sachs International	6/10/15	$68,493
JPY	164,100,000	USD	1,353,728	Goldman Sachs International	6/10/15	15,927
JPY	518,449,969	USD	4,283,259	Goldman Sachs International	6/10/15	43,965
JPY	126,600,000	USD	1,048,038	HSBC Bank PLC	6/10/15	8,624
JPY	92,190,199	USD	762,133	Morgan Stanley & Co. International PLC	6/10/15	7,330
JPY	226,500,000	USD	1,871,673	UBS AG	6/10/15	18,801
JPY	219,200,000	USD	1,838,803	Westpac Banking Corp.	6/10/15	(9,258)
KRW	3,361,100,000	USD	3,030,748	Barclays Bank PLC	6/10/15	(7,914)
KRW	4,242,500,000	USD	3,808,006	HSBC Bank PLC	6/10/15	7,523
KRW	4,879,000,000	USD	4,337,660	JPMorgan Chase Bank N.A.	6/10/15	50,311
KRW	4,246,200,000	USD	3,839,241	JPMorgan Chase Bank N.A.	6/10/15	(20,383)
KRW	3,024,300,000	USD	2,684,687	Morgan Stanley & Co. International PLC	6/10/15	35,244
MXN	58,140,000	USD	3,735,064	Credit Suisse International	6/10/15	64,825
MXN	45,130,000	USD	3,000,134	Credit Suisse International	6/10/15	(50,547)
MXN	57,560,000	USD	3,843,950	Credit Suisse International	6/10/15	(81,969)
MXN	39,450,640	USD	2,549,842	Deutsche Bank AG	6/10/15	28,556
MXN	2,569,360	USD	166,096	Morgan Stanley & Co. International PLC	6/10/15	1,831
MXN	66,810,000	USD	4,345,253	Morgan Stanley & Co. International PLC	6/10/15	21,285
MYR	21,000,000	USD	5,669,546	JPMorgan Chase Bank N.A.	6/10/15	(32,870)
NOK	2,526,174	USD	322,185	Barclays Bank PLC	6/10/15	(9,293)
NOK	30,647,000	USD	3,807,808	Credit Suisse International	6/10/15	(11,866)
NOK	86,923,000	USD	10,650,887	Credit Suisse International	6/10/15	115,409
NOK	11,324,449	USD	1,387,595	Credit Suisse International	6/10/15	15,053
NOK	29,830,000	USD	3,654,993	Credit Suisse International	6/10/15	39,756
NOK	40,815,000	USD	5,041,231	Credit Suisse International	6/10/15	14,121
NOK	42,047,000	USD	5,191,594	Credit Suisse International	6/10/15	16,354
NOK	41,435,000	USD	5,138,804	Credit Suisse International	6/10/15	(6,659)
NOK	40,815,000	USD	5,024,962	Goldman Sachs International	6/10/15	30,391
NOK	14,425,000	USD	1,768,590	HSBC Bank PLC	6/10/15	18,093
NOK	35,505,000	USD	4,351,094	HSBC Bank PLC	6/10/15	46,560
NOK	2,425,000	USD	291,056	HSBC Bank PLC	6/10/15	9,305
NOK	49,314,000	USD	6,060,092	JPMorgan Chase Bank N.A.	6/10/15	47,948
NOK	97,385,000	USD	11,938,665	JPMorgan Chase Bank N.A.	6/10/15	123,457
NOK	58,077,551	USD	7,109,775	JPMorgan Chase Bank N.A.	6/10/15	83,719
NOK	31,954,000	USD	3,966,165	JPMorgan Chase Bank N.A.	6/10/15	(8,337)
NOK	41,307,000	USD	5,247,866	JPMorgan Chase Bank N.A.	6/10/15	(131,574)
NOK	71,790,000	USD	8,818,002	JPMorgan Chase Bank N.A.	6/10/15	73,919
NOK	41,430,000	USD	5,237,863	UBS AG	6/10/15	(106,337)
NOK	4,559,826	USD	581,399	UBS AG	6/10/15	(16,618)
NZD	5,998,000	USD	4,394,015	Goldman Sachs International	6/10/15	74,053
PLN	14,440,000	EUR	3,490,469	Barclays Bank PLC	6/10/15	47,440
PLN	10,290,000	EUR	2,480,534	Barclays Bank PLC	6/10/15	41,102
PLN	16,920,000	EUR	4,081,957	Credit Suisse International	6/10/15	64,169
PLN	11,530,000	EUR	2,793,441	Credit Suisse International	6/10/15	31,017
PLN	14,220,000	EUR	3,449,062	Credit Suisse International	6/10/15	34,062
SEK	93,765,000	USD	11,099,576	Barclays Bank PLC	6/10/15	(215,417)
SEK	110,450,000	USD	13,074,688	Barclays Bank PLC	6/10/15	(253,749)
SEK	72,409,000	USD	8,565,878	Credit Suisse International	6/10/15	(160,704)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	113

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	As of March 31, 2015, forward foreign currency contracts outstanding were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	49,136,000	USD	5,692,498	Credit Suisse International	6/10/15	$11,166
SEK	55,950,000	USD	6,494,966	Credit Suisse International	6/10/15	(339)
SEK	110,454,000	USD	13,078,088	UBS AG	6/10/15	(256,684)
SEK	93,763,000	USD	11,101,823	UBS AG	6/10/15	(217,896)
TRY	552,031	USD	208,378	Barclays Bank PLC	6/10/15	414
TRY	6,375,101	USD	2,455,504	Barclays Bank PLC	6/10/15	(44,279)
TRY	6,647,969	USD	2,508,762	Deutsche Bank AG	6/10/15	5,668
TRY	3,504,899	USD	1,349,024	Deutsche Bank AG	6/10/15	(23,383)
TRY	7,870,000	USD	3,022,389	JPMorgan Chase Bank N.A.	6/10/15	(45,757)
TRY	11,520,000	USD	4,346,350	Morgan Stanley & Co. International PLC	6/10/15	10,805
USD	13,875,515	AUD	17,973,000	Citibank N.A.	6/10/15	198,295
USD	7,063,841	AUD	9,236,000	Credit Suisse International	6/10/15	35,364
USD	1,601,898	AUD	2,069,000	Credit Suisse International	6/10/15	27,416
USD	1,337,841	AUD	1,707,000	Credit Suisse International	6/10/15	38,836
USD	3,002,435	AUD	3,876,000	Credit Suisse International	6/10/15	52,849
USD	17,605,970	AUD	22,785,000	Goldman Sachs International	6/10/15	266,879
USD	24,499,264	AUD	32,125,000	Goldman Sachs International	6/10/15	52,554
USD	7,086,156	AUD	9,240,000	Goldman Sachs International	6/10/15	54,636
USD	5,205,955	AUD	6,795,000	Goldman Sachs International	6/10/15	35,048
USD	1,616,646	AUD	2,105,000	HSBC Bank PLC	6/10/15	14,769
USD	3,536,582	AUD	4,670,000	HSBC Bank PLC	6/10/15	(17,228)
USD	8,960,329	AUD	11,675,000	JPMorgan Chase Bank N.A.	6/10/15	75,805
USD	3,015,001	AUD	3,880,000	JPMorgan Chase Bank N.A.	6/10/15	62,371
USD	5,265,362	AUD	6,959,446	UBS AG	6/10/15	(30,686)
USD	17,643,881	AUD	22,790,000	Westpac Banking Corp.	6/10/15	300,986
USD	2,343,973	AUD	3,094,554	Westpac Banking Corp.	6/10/15	(10,943)
USD	3,032,076	AUD	3,988,000	Westpac Banking Corp.	6/10/15	(2,740)
USD	753,176	AUD	978,000	Westpac Banking Corp.	6/10/15	8,931
USD	8,916,144	CAD	11,131,000	Barclays Bank PLC	6/10/15	135,553
USD	2,379,987	CAD	2,976,000	BNP Paribas S.A.	6/10/15	32,396
USD	2,037,704	CAD	2,548,000	BNP Paribas S.A.	6/10/15	27,737
USD	3,595,854	CAD	4,528,000	Citibank N.A.	6/10/15	23,981
USD	4,795,792	CAD	6,099,000	JPMorgan Chase Bank N.A.	6/10/15	(15,351)
USD	39,900,245	CAD	50,270,000	UBS AG	6/10/15	245,198
USD	26,116,524	CAD	32,904,000	UBS AG	6/10/15	160,493
USD	26,854,075	EUR	24,981,000	Citibank N.A.	6/10/15	(506)
USD	8,744,760	EUR	8,148,000	Credit Suisse International	6/10/15	(14,343)
USD	6,052,857	EUR	5,668,000	Credit Suisse International	6/10/15	(40,244)
USD	4,242,987	EUR	3,882,000	Credit Suisse International	6/10/15	69,836
USD	8,951,763	EUR	8,315,000	Deutsche Bank AG	6/10/15	13,135
USD	5,287,741	EUR	4,862,000	Goldman Sachs International	6/10/15	61,090
USD	17,300,984	EUR	15,908,000	Goldman Sachs International	6/10/15	199,880
USD	2,835,519	EUR	2,568,000	Goldman Sachs International	6/10/15	74,918
USD	4,244,197	EUR	3,903,083	Goldman Sachs International	6/10/15	48,382
USD	5,873,414	EUR	5,407,917	Goldman Sachs International	6/10/15	59,902
USD	8,924,054	EUR	8,312,000	HSBC Bank PLC	6/10/15	(11,348)
USD	16,967,268	EUR	16,106,000	JPMorgan Chase Bank N.A.	6/10/15	(346,686)
USD	17,234,871	EUR	15,815,000	Morgan Stanley & Co. International PLC	6/10/15	233,741
USD	5,703,376	EUR	5,302,000	Morgan Stanley & Co. International PLC	6/10/15	3,724

114	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	As of March 31, 2015, forward foreign currency contracts outstanding were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,332,726	EUR	4,854,000	State Street Bank and Trust Co.	6/10/15	$114,674
USD	1,548,132	EUR	1,430,000	UBS AG	6/10/15	10,882
USD	4,225,427	EUR	3,903,000	UBS AG	6/10/15	29,701
USD	6,627,448	GBP	4,444,000	Barclays Bank PLC	6/10/15	33,448
USD	1,439,981	GBP	971,978	Barclays Bank PLC	6/10/15	(2,239)
USD	370,781	GBP	250,000	Barclays Bank PLC	6/10/15	(168)
USD	842,519	GBP	568,901	Citibank N.A.	6/10/15	(1,615)
USD	1,436,912	GBP	963,000	Credit Suisse International	6/10/15	8,014
USD	1,844,817	GBP	1,237,000	Credit Suisse International	6/10/15	9,359
USD	372,159	GBP	251,000	Credit Suisse International	6/10/15	(274)
USD	2,074,349	GBP	1,397,000	Goldman Sachs International	6/10/15	1,483
USD	8,182,376	GBP	5,511,123	Goldman Sachs International	6/10/15	4,980
USD	8,169,350	GBP	5,465,000	Goldman Sachs International	6/10/15	60,392
USD	673,918	GBP	455,121	Goldman Sachs International	6/10/15	(1,390)
USD	2,681,665	GBP	1,817,000	Goldman Sachs International	6/10/15	(14,397)
USD	4,351,600	GBP	2,883,000	HSBC Bank PLC	6/10/15	73,809
USD	1,824,865	GBP	1,209,000	HSBC Bank PLC	6/10/15	30,952
USD	26,834,113	GBP	17,778,000	HSBC Bank PLC	6/10/15	455,145
USD	2,649,869	GBP	1,758,000	HSBC Bank PLC	6/10/15	41,351
USD	5,053,660	GBP	3,399,000	HSBC Bank PLC	6/10/15	10,230
USD	1,392,559	GBP	945,000	HSBC Bank PLC	6/10/15	(9,631)
USD	1,492,171	GBP	1,003,000	HSBC Bank PLC	6/10/15	3,921
USD	5,157,869	GBP	3,477,000	JPMorgan Chase Bank N.A.	6/10/15	(1,298)
USD	27,375,453	GBP	18,409,000	JPMorgan Chase Bank N.A.	6/10/15	60,209
USD	19,890,761	GBP	13,325,000	State Street Bank and Trust Co.	6/10/15	119,147
USD	1,276,664	GBP	857,000	UBS AG	6/10/15	5,049
USD	3,909,558	GBP	2,633,877	UBS AG	6/10/15	1,416
USD	2,698,039	INR	172,000,000	HSBC Bank PLC	6/10/15	(12,719)
USD	2,612,782	INR	166,800,000	HSBC Bank PLC	6/10/15	(16,023)
USD	896,628	INR	56,900,000	Morgan Stanley & Co. International PLC	6/10/15	(129)
USD	3,768,252	INR	240,000,000	UBS AG	6/10/15	(14,200)
USD	3,458,661	JPY	416,300,000	Bank of America N.A.	6/10/15	(15,972)
USD	2,511,540	JPY	304,700,000	Barclays Bank PLC	6/10/15	(31,628)
USD	5,046,899	JPY	606,289,057	Barclays Bank PLC	6/10/15	(13,470)
USD	2,411,422	JPY	289,675,736	Barclays Bank PLC	6/10/15	(6,346)
USD	4,213,416	JPY	509,900,000	Citibank N.A.	6/10/15	(42,446)
USD	7,780,480	JPY	939,100,000	Credit Suisse International	6/10/15	(57,684)
USD	4,511,090	JPY	546,500,000	Credit Suisse International	6/10/15	(50,253)
USD	1,460,962	JPY	175,396,118	Credit Suisse International	6/10/15	(2,975)
USD	1,593,978	JPY	193,400,000	Goldman Sachs International	6/10/15	(20,228)
USD	15,404,058	JPY	1,869,000,000	Goldman Sachs International	6/10/15	(195,483)
USD	3,088,134	JPY	373,000,000	Goldman Sachs International	6/10/15	(25,097)
USD	2,177,424	JPY	260,500,000	Goldman Sachs International	6/10/15	3,170
USD	2,764,896	JPY	330,000,000	Goldman Sachs International	6/10/15	10,563
USD	2,741,983	JPY	331,200,000	HSBC Bank PLC	6/10/15	(22,366)
USD	5,845,755	JPY	706,100,000	HSBC Bank PLC	6/10/15	(47,683)
USD	26,307,140	JPY	3,177,600,000	HSBC Bank PLC	6/10/15	(214,582)
USD	437,870	JPY	52,100,000	HSBC Bank PLC	6/10/15	3,019
USD	26,364,482	JPY	3,158,900,000	JPMorgan Chase Bank N.A.	6/10/15	(1,161)
USD	1,938,189	JPY	234,800,000	UBS AG	6/10/15	(21,560)
USD	4,399,967	JPY	530,600,000	UBS AG	6/10/15	(28,666)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	115

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	As of March 31, 2015, forward foreign currency contracts outstanding were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,236,039	JPY	148,460,943	UBS AG	6/10/15	$(3,084)
USD	2,411,461	JPY	289,678,146	UBS AG	6/10/15	(6,328)
USD	2,907,787	KRW	3,222,700,000	HSBC Bank PLC	6/10/15	9,423
USD	3,788,961	KRW	4,242,500,000	Morgan Stanley & Co. International PLC	6/10/15	(26,568)
USD	2,684,806	KRW	3,024,300,000	Morgan Stanley & Co. International PLC	6/10/15	(35,124)
USD	2,622,507	KRW	2,971,300,000	Morgan Stanley & Co. International PLC	6/10/15	(49,758)
USD	2,686,693	MXN	42,020,000	Credit Suisse International	6/10/15	(59,632)
USD	3,741,433	MXN	58,140,000	Morgan Stanley & Co. International PLC	6/10/15	(58,455)
USD	2,809,787	MXN	42,720,000	Morgan Stanley & Co. International PLC	6/10/15	17,712
USD	2,615,095	MXN	40,600,000	UBS AG	6/10/15	(38,422)
USD	4,702,731	NOK	38,720,000	Credit Suisse International	6/10/15	(93,134)
USD	5,755,015	NOK	47,322,000	Credit Suisse International	6/10/15	(106,295)
USD	17,083,559	NOK	135,488,000	JPMorgan Chase Bank N.A.	6/10/15	301,994
USD	26,761,654	NOK	212,244,000	JPMorgan Chase Bank N.A.	6/10/15	473,079
USD	998,912	NZD	1,366,316	BNP Paribas S.A.	6/10/15	(18,892)
USD	53,924	NZD	73,757	BNP Paribas S.A.	6/10/15	(1,020)
USD	3,160,757	NZD	4,323,414	BNP Paribas S.A.	6/10/15	(59,867)
USD	3,591,791	NZD	4,913,000	BNP Paribas S.A.	6/10/15	(68,031)
USD	12,893,735	NZD	17,568,000	Credit Suisse International	6/10/15	(193,129)
USD	6,597,645	NZD	9,040,000	Credit Suisse International	6/10/15	(136,488)
USD	1,147,046	NZD	1,512,000	Credit Suisse International	6/10/15	20,717
USD	11,036,120	NZD	15,103,222	Goldman Sachs International	6/10/15	(214,666)
USD	595,755	NZD	815,307	Goldman Sachs International	6/10/15	(11,588)
USD	1,663,983	NZD	2,241,354	Goldman Sachs International	6/10/15	(5,660)
USD	1,491,773	NZD	2,012,646	UBS AG	6/10/15	(7,500)
USD	2,000,702	NZD	2,740,462	Westpac Banking Corp.	6/10/15	(40,740)
USD	108,002	NZD	147,936	Westpac Banking Corp.	6/10/15	(2,199)
USD	6,604,895	NZD	9,040,000	Westpac Banking Corp.	6/10/15	(129,238)
USD	2,600,179	SEK	22,457,353	Barclays Bank PLC	6/10/15	(6,651)
USD	2,628,928	SEK	22,425,979	Credit Suisse International	6/10/15	25,740
USD	7,499,322	SEK	64,284,000	Credit Suisse International	6/10/15	37,291
USD	3,419,374	SEK	29,541,000	Credit Suisse International	6/10/15	(9,719)
USD	2,761,377	SEK	23,870,000	Credit Suisse International	6/10/15	(9,432)
USD	5,135,237	SEK	43,713,000	Credit Suisse International	6/10/15	61,071
USD	3,416,229	SEK	29,411,000	Goldman Sachs International	6/10/15	2,226
USD	8,397,578	SEK	71,151,000	Goldman Sachs International	6/10/15	138,432
USD	4,408,046	SEK	38,050,000	HSBC Bank PLC	6/10/15	(8,764)
USD	3,042,357	SEK	25,970,000	JPMorgan Chase Bank N.A.	6/10/15	27,782
USD	2,231,907	SEK	19,063,021	JPMorgan Chase Bank N.A.	6/10/15	19,089
USD	8,123,092	SEK	69,640,000	JPMorgan Chase Bank N.A.	6/10/15	39,342
USD	11,953,482	SEK	103,120,000	JPMorgan Chase Bank N.A.	6/10/15	(16,597)
USD	7,530,072	SEK	65,073,000	JPMorgan Chase Bank N.A.	6/10/15	(23,545)
USD	8,437,913	SEK	74,338,000	JPMorgan Chase Bank N.A.	6/10/15	(191,177)
USD	20,594,018	SEK	174,860,000	JPMorgan Chase Bank N.A.	6/10/15	296,422
USD	4,138,605	SEK	35,759,647	UBS AG	6/10/15	(12,344)
USD	2,665,467	TRY	7,200,000	Credit Suisse International	6/10/15	(57,755)
USD	2,618,407	TRY	7,010,000	Royal Bank of Scotland PLC	6/10/15	(32,952)

116	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	As of March 31, 2015, forward foreign currency contracts outstanding were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,617,588	TRY	12,250,000	Royal Bank of Scotland PLC	6/10/15	$(15,671)
Total						$(2,586,092)

•	As of March 31, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Eurodollar 2-Year Mid-Curve Options	Put	USD	96.75	6/12/15	1,195	$7,469
Eurodollar 2-Year Mid-Curve Options	Put	USD	97.75	6/12/15	1,195	74,687
Total						$82,156

•	As of March 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Eurodollar 2-Year Mid-Curve Options	Put	USD	97.25	6/12/15	2,390	$(14,938)

•	As of March 31, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Dow Jones CDX North America High Yield Series 23, Version 1	5.00%	Chicago Mercantile	12/20/19	B+	USD	7,350	$213,903
Markit ITraxx XO, Series 23, Version 1	5.00%	InterContinental Exchange	6/20/20	B	EUR	52,188	127,621
Total							$341,524

[1] Using S&P’s rating of the underlying securities of the index.
[2] The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of March 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.94%[3]	3-Month LIBOR	Chicago Mercantile	3/31/15[4]	12/31/21	USD	76,760	$(556,740)
0.64%[3]	6-Month Euribor	Chicago Mercantile	3/31/15[4]	2/15/24	EUR	44,410	(521,380)
0.52%[3]	6-Month Euribor	Chicago Mercantile	3/31/15[4]	2/15/24	EUR	30,490	(14,041)
3.46%[3]	3-Month LIBOR	Chicago Mercantile	3/31/15[4]	5/14/44	USD	7,035	(1,645,115)
Total							$(2,737,276)

[3] Master Portfolio pays the fixed rate and receives the floating rate.
[4] Forward Swap.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	117

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	OTC credit default swaps — sold protection outstanding as of March 31, 2015 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums (Received)	Unrealized Appreciation
Markit CMBX North America AM Index, Series 3	0.08%	Goldman Sachs International	12/13/49	BB+	USD	13,835	$(60,223)	$(91,355)	$31,132

•	As of March 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
1.72%	Consumer Price Index	Deutsche Bank AG	NA	2/05/20	USD	50,404	$(516,069)	—	$(516,069)
1.75%	Consumer Price Index	Deutsche Bank AG	NA	3/11/20	USD	50,404	(273,366)	—	(273,366)
Total							$(789,435)	—	$(789,435)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the MIP’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy :

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$382,836,758	—	$382,836,758
Corporate Bonds	—	1,129,344,900	—	1,129,344,900
Foreign Agency Obligations	—	33,318,851	—	33,318,851

118	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$21,894,570	—	$21,894,570
Non-Agency Mortgage-Backed Securities	—	381,262,025	$810,629	382,072,654
U.S. Government Sponsored Agency Securities	—	1,481,824,611	—	1,481,824,611
U.S. Treasury Obligations	—	312,461,647	—	312,461,647
Investment Companies	$23,669,924	—	—	23,669,924
Preferred Securities	5,154,800	8,598,530	—	13,753,330
Short-Term Securities	62,097,797	—	—	62,097,797
Options Purchased:
Interest rate contracts	82,156	—	—	82,156
Liabilities:
Investments:
TBA Sale Commitments	—	(327,836,156)	—	(327,836,156)

Total	$91,004,677	$3,423,705,736	$810,629	$3,515,521,042

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$372,656	—	$372,656
Foreign currency exchange contracts	—	8,316,317	—	8,316,317
Interest rate contracts	$3,666,946	—	—	3,666,946
Liabilities:
Foreign currency exchange contracts	—	(10,902,409)	—	(10,902,409)
Interest rate contracts	(108,593)	(3,526,711)	—	(3,635,304)

Total	$3,558,353	(5,740,147)	—	$(2,181,794)

[2]     Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,507	—	—	$1,507
Cash pledged for centrally cleared swaps	7,870,000	—	—	7,870,000
Cash pledged for financial futures contracts	7,241,000	—	—	7,241,000
Foreign currency at value	3,353,131	—	—	3,353,131
Liabilities:
Cash received as collateral for TBA commitments	—	$(1,195,000)	—	(1,195,000)

Total	$18,465,638	$(1,195,000)	—	$17,270,638

During the period ended March 31, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	119

Schedule of Investments March 31, 2015 (Unaudited)	LifePath Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 40.1%
Active Stock Master Portfolio	$149,786,488	$149,786,488
BlackRock Commodity Strategies Fund	6,930,157	52,946,403
BlackRock Emerging Markets Fund, Inc.	1,750,619	34,067,052
International Tilts Master Portfolio	$122,358,188	122,358,188
iShares Cohen & Steers REIT ETF (b)	45,733	4,624,978
iShares International Developed Real Estate ETF	72,457	2,249,790
iShares MSCI Canada ETF (b)	388,694	10,564,703
iShares MSCI EAFE Small-Cap ETF	339,137	16,777,107
Master Small Cap Index Series	$61,344,106	61,344,106
Russell 1000® Index Master Portfolio	$186,563,836	186,563,836

		641,282,651
Fixed Income Funds — 59.6%
CoreAlpha Bond Master Portfolio	$804,459,256	804,459,256
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds
iShares TIPS Bond ETF (b)	1,294,242	$147,012,949

		951,472,205
Short-Term Securities — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	5,122,560	5,122,560
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	16,492,531	16,492,531

		21,615,091
Total Affiliated Investment Companies (Cost — $1,505,333,778*) — 101.1%		1,614,369,947
Liabilities in Excess of Other Assets — (1.1)%		(16,697,392)

Net Assets — 100.0%		$1,597,672,555

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,506,194,540

Gross unrealized appreciation	$125,380,290
Gross unrealized depreciation	(17,204,883)

Net unrealized appreciation	$108,175,407

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

120	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Net Income (Loss)	Realized Gain (Loss)
Active Stock Master Portfolio	$261,549,322	—		$(111,762,834)[1]	$149,786,488	$149,786,488	$1,115,871	$19,329,348
BlackRock Cash Funds: Institutional, SL Agency Shares	3,367,223	1,755,337	[2]	—	5,122,560	$5,122,560	$946	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	16,492,531	[2]	—	16,492,531	16,492,531	18,587	—
BlackRock Commodity Strategies Fund	6,449,996	556,653		(76,492)	6,930,157	$52,946,403	—	$(189,312)
BlackRock Emerging Markets Fund, Inc.	1,751,608	12,608		(13,597)	1,750,619	$34,067,052	—	$(2,723)
CoreAlpha Bond Master Portfolio	$808,534,591	—		$(4,075,335)[1]	$804,459,256	$804,459,256	$5,742,057	$(3,232,648)
International Tilts Master Portfolio	$113,464,710	$8,893,478	[2]	—	$122,358,188	$122,358,188	$(571,835)	$(258,934)
iShares Cohen & Steers REIT ETF	45,789	44		(100)	45,733	$4,624,978	$31,300	$2,116
iShares International Developed Real Estate ETF	71,776	681		—	72,457	$2,249,790	$12,324	—
iShares MSCI Canada ETF	369,599	19,895		(800)	388,694	$10,564,703	—	$(1,693)
iShares MSCI EAFE Small-Cap ETF	338,648	6,689		(6,200)	339,137	$16,777,107	—	$32,525
iShares TIPS Bond ETF	1,328,000	23,392		(57,150)	1,294,242	$147,012,949	—	$(154,416)
Master Small Cap Index Series	$61,149,952	$194,154	[2]	—	$61,344,106	$61,344,106	$162,772	$(515,296)
Russell 1000® Index Master Portfolio	$71,857,425	$114,706,411	[2]	—	$186,563,836	$186,563,836	$330,308	$413,328
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	121

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$289,858,073	$1,324,511,874	—	$1,614,369,947

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $16,492,531 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

122	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	LifePath 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 53.1%
Active Stock Master Portfolio	$475,165,224	$475,165,224
BlackRock Commodity Strategies Fund	12,661,640	96,734,928
BlackRock Emerging Markets Fund, Inc.	4,464,283	86,874,951
International Tilts Master Portfolio	$314,655,132	314,655,132
iShares Cohen & Steers REIT ETF (b)	457,577	46,274,762
iShares International Developed Real Estate ETF	1,272,827	39,521,278
iShares MSCI Canada ETF (b)	976,461	26,540,210
iShares MSCI EAFE Small-Cap ETF	871,714	43,123,691
Master Small Cap Index Series	$102,221,441	102,221,441
Russell 1000® Index Master Portfolio	$317,163,426	317,163,426

		1,548,275,043
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 46.6%
CoreAlpha Bond Master Portfolio	$1,168,274,184	$1,168,274,184
iShares TIPS Bond ETF (b)	1,663,580	188,966,052

		1,357,240,236
Short-Term Securities — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	5,821,345	5,821,345
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	31,270,152	31,270,152

		37,091,497
Total Affiliated Investment Companies (Cost — $2,721,026,154*) — 101.0%		2,942,606,776
Liabilities in Excess of Other Assets — (1.0)%		(28,248,982)

Net Assets — 100.0%		$2,914,357,794

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,726,765,575

Gross unrealized appreciation	$251,734,320
Gross unrealized depreciation	(35,893,119)

Net unrealized appreciation	$215,841,201

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Net Income (Loss)	Realized Gain (Loss)
Active Stock Master Portfolio	$627,945,748	—		$(152,780,524)[1]	$475,165,224	$475,165,224	$2,678,524	$46,619,195
BlackRock Cash Funds: Institutional, SL Agency Shares	5,279,010	$542,335	[2]	—	5,821,345	$5,821,345	$2,016	—
BlackRock Cash Funds: Prime, SL Agency Shares	6,776,550	—		24,493,602 [1]	31,270,152	$31,270,152	—	—
BlackRock Commodity Strategies Fund	12,567,336	94,304		—	12,661,640	$96,734,928	—	—
BlackRock Emerging Markets Fund, Inc.	4,505,579	29,304		(70,600)	4,464,283	$86,874,951	—	$(19,062)
CoreAlpha Bond Master Portfolio	$1,143,592,277	$24,681,907	[2]	—	$1,168,274,184	$1,168,274,184	$8,173,526	$(4,591,192)
International Tilts Master Portfolio	$282,798,820	$31,856,312	[2]	—	$314,655,132	$314,655,132	$(1,433,932)	$(641,095)
iShares Cohen & Steers REIT ETF	498,805	4,172		(45,400)	457,577	$46,274,762	$331,643	$2,158,310
iShares International Developed Real Estate ETF	1,382,421	11,406		(121,000)	1,272,827	$39,521,278	$233,075	$590,743
iShares MSCI Canada ETF	967,873	8,588		—	976,461	$26,540,210	—	—
iShares MSCI EAFE Small-Cap ETF	881,531	7,183		(17,000)	871,714	$43,123,691	—	$76,343
iShares TIPS Bond ETF	1,673,332	23,748		(33,500)	1,663,580	$188,966,052	—	$(100,416)
Master Small Cap Index Series	$99,172,892	$3,048,549	[2]	—	$102,221,441	$102,221,441	$268,016	$(847,823)
Russell 1000® Index Master Portfolio	$176,865,168	$140,298,258	[2]	—	$317,163,426	$317,163,426	$799,896	$1,005,804
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	123

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

124	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

As of March 31, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$565,127,369	$2,377,479,407	—	$2,942,606,776

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $31,270,152 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	125

Schedule of Investments March 31, 2015 (Unaudited)	LifePath 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 63.4%
Active Stock Master Portfolio	$13,057,393	$13,057,393
BlackRock Commodity Strategies Fund	271,663	2,075,506
BlackRock Emerging Markets Fund, Inc.	111,676	2,173,215
International Tilts Master Portfolio	$8,737,965	8,737,965
iShares Cohen & Steers REIT ETF	17,529	1,772,708
iShares International Developed Real Estate ETF	48,589	1,508,688
iShares MSCI Canada ETF (b)	26,045	707,903
iShares MSCI EAFE Small-Cap ETF	21,830	1,079,930
Master Small Cap Index Series	$1,974,760	1,974,760
Russell 1000® Index Master Portfolio	$8,140,270	8,140,270

		41,228,338
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 35.4%
CoreAlpha Bond Master Portfolio	$20,364,853	$20,364,853
iShares TIPS Bond ETF	23,396	2,657,552

		23,022,405
Short-Term Securities — 1.3%
BlackRock Cash Funds:Institutional, SL Agency Shares, 0.16% (c)	126,399	126,399
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	720,205	720,205

		846,604
Total Affiliated Investment Companies (Cost — $61,596,413*) — 100.1%		65,097,347
Liabilities in Excess of Other Assets — (0.1)%		(97,589)

Net Assets — 100.0%		$64,999,758

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$61,759,966

Gross unrealized appreciation	$4,095,628
Gross unrealized depreciation	(758,247)

Net unrealized appreciation	$3,337,381

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

126	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Net Income (Loss)	Realized Gain (Loss)
Active Stock Master Portfolio	$15,992,282	—		$(2,934,889)[1]	$13,057,393	$13,057,393	$67,921	$1,140,035
BlackRock Cash Funds: Institutional, SL Agency Shares	39,034	87,365	[2]	—	126,399	$126,399	$56	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	720,205	[2]	—	720,205	$720,205	1,122	—
BlackRock Commodity Strategies Fund	297,619	14,378		(40,334)	271,663	$2,075,506	—	$(104,618)
BlackRock Emerging Markets Fund, Inc.	125,241	5,140		(18,705)	111,676	$2,173,215	—	$(7,406)
CoreAlpha Bond Master Portfolio	$19,692,253	$672,600	[2]	—	$20,364,853	$20,364,853	$138,006	$(79,914)
International Tilts Master Portfolio	$7,554,212	$1,183,753	[2]	—	$8,737,965	$8,737,965	$(36,862)	$(18,879)
iShares Cohen & Steers REIT ETF	19,497	1,113		(3,081)	17,529	$1,772,708	$12,291	$68,032
iShares International Developed Real Estate ETF	53,688	3,977		(9,076)	48,589	$1,508,688	$8,492	$(824)
iShares MSCI Canada ETF	27,681	1,211		(2,847)	26,045	$707,903	—	$(4,164)
iShares MSCI EAFE Small-Cap ETF	24,879	677		(3,726)	21,830	$1,079,930	—	$9,076
iShares TIPS Bond ETF	25,680	1,078		(3,362)	23,396	$2,657,552	—	$(24,743)
Master Small Cap Index Series	$1,907,031	$67,729	[2]	—	$1,974,760	$1,974,760	$5,281	$(17,051)
Russell 1000® Index Master Portfolio	$5,483,712	$2,656,558	[2]	—	$8,140,270	$8,140,270	$24,773	$30,331
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	127

Schedule of Investments (concluded)	LifePath 2025 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LilfePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,822,106	$52,275,241	—	$65,097,347

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $720,205 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

128	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	LifePath 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Fund — 74.7%
Active Stock Master Portfolio	$640,073,320	$640,073,320
BlackRock Commodity Strategies Fund	12,451,334	95,128,193
BlackRock Emerging Markets Fund, Inc.	5,910,732	115,022,839
International Tilts Master Portfolio	$428,970,589	428,970,589
iShares Cohen & Steers REIT ETF (b)	1,126,937	113,967,139
iShares International Developed Real Estate ETF (b)	3,114,831	96,715,503
iShares MSCI Canada ETF (b)	1,345,103	36,559,899
iShares MSCI EAFE Small-Cap ETF	1,192,652	59,000,494
Master Small Cap Index Series	$74,587,337	74,587,337
Russell 1000® Index Master Portfolio	$415,408,875	415,408,875

		2,075,434,188
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 25.0%
CoreAlpha Bond Master Portfolio	$627,495,928	$627,495,928
iShares TIPS Bond ETF (b)	595,996	67,699,186

		695,195,114
Short-Term Securities — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	5,567,413	5,567,413
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	27,891,037	27,891,037

		33,458,450
Total Affiliated Investment Companies (Cost — $2,557,662,214*) — 100.9%		2,804,087,752
Liabilities in Excess of Other Assets — (0.9)%		(25,747,564)

Net Assets — 100.0%		$2,778,340,188

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,565,151,749

Gross unrealized appreciation	$274,433,166
Gross unrealized depreciation	(35,497,163)

Net unrealized appreciation	$238,936,003

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	129

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Net Income (Loss)	Realized Gain (Loss)
Active Stock Master Portfolio	$732,007,711	—		$(91,934,391)[1]	$640,073,320	$640,073,320	$3,132,946	$55,067,051
BlackRock Cash Funds: Institutional, SL Agency Shares	5,873,387	—		(305,974)[1]	$5,567,413	$5,567,413	$2,116	—
BlackRock Cash Funds: Prime, SL Agency Shares	8,407,500	19,483,537	[2]	—	27,891,037	$27,891,037	—	—
BlackRock Commodity Strategies Fund	12,540,270	598,237		(687,173)	12,451,334	$95,128,193	—	$(1,965,314)
BlackRock Emerging Markets Fund, Inc.	6,115,000	89,928		(294,196)	5,910,732	$115,022,839	—	$(173,359)
CoreAlpha Bond Master Portfolio	$591,843,692	$35,652,236	[2]	—	$627,495,928	$627,495,928	$4,263,533	$(2,384,292)
International Tilts Master Portfolio	$378,538,181	$50,432,408	[2]	—	$428,970,589	$428,970,589	$(1,922,600)	$(860,057)
iShares Cohen & Steers REIT ETF	1,164,738	54,729		(92,530)	1,126,937	$113,967,139	$776,872	$2,453,179
iShares International Developed Real Estate ETF	3,234,964	95,767		(215,900)	3,114,831	$96,715,503	$533,495	$95,080
iShares MSCI Canada ETF	1,320,806	24,297		—	1,345,103	$36,559,899	—	—
iShares MSCI EAFE Small-Cap ETF	1,198,374	19,278		(25,000)	1,192,652	$59,000,494	—	$74,941
iShares TIPS Bond ETF	587,067	17,729		(8,800)	595,996	$67,699,186	—	$19,478
Master Small Cap Index Series	$75,431,704	—		(844,367)[1]	$74,587,337	$74,587,337	$204,004	$(643,897)
Russell 1000® Index Master Portfolio	$325,759,398	$89,649,477	[2]	—	$415,408,875	$415,408,875	$1,477,727	$1,866,379
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

130	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePathMaster Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$617,551,703	$2,186,536,049	—	$2,804,087,752

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $27,891,037 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	131

Schedule of Investments March 31, 2015 (Unaudited)	LifePath 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 83.3%
Active Stock Master Portfolio	$14,746,016	$14,746,016
BlackRock Commodity Strategies Fund	249,119	1,903,272
BlackRock Emerging Markets Fund, Inc.	134,843	2,624,039
International Tilts Master Portfolio	$10,609,864	10,609,864
iShares Cohen & Steers REIT ETF	29,095	2,942,377
iShares International Developed Real Estate ETF	80,313	2,493,719
iShares MSCI Canada ETF (b)	32,325	878,593
iShares MSCI EAFE Small-Cap ETF	26,446	1,308,284
Master Small Cap Index Series	$1,364,898	1,364,898
Russell 1000® Index Master Portfolio	$10,830,518	10,830,518

		49,701,580
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 15.2%
CoreAlpha Bond Master Portfolio	$8,640,197	$8,640,197
iShares TIPS Bond ETF	3,548	403,018

		9,043,215
Short-Term Securities — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	129,101	129,101
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	882,726	882,726

		1,011,827
Total Affiliated Investment Companies (Cost — $56,452,689*) — 100.2%		59,756,622
Liabilities in Excess of Other Assets — (0.2)%		(132,197)

Net Assets — 100.0%		$59,624,425

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$56,580,859

Gross unrealized appreciation	$3,856,230
Gross unrealized depreciation	(680,467)

Net unrealized appreciation	$3,175,763

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

132	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Net Income (Loss)	Realized Gain (Loss)
Active Stock Master Portfolio	$15,858,279	—		$(1,112,263)[1]	$14,746,016	$14,746,016	$67,594	$1,168,397
BlackRock Cash Funds: Institutional, SL Agency Shares	105,615	23,486	[2]	—	129,101	$129,101	$45	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	882,726	[2]	—	882,726	882,726	354	—
BlackRock Commodity Strategies Fund	266,087	17,996		(34,964)	249,119	$1,903,272	—	$(96,124)
BlackRock Emerging Markets Fund, Inc.	147,219	9,188		(21,564)	134,843	$2,624,039	—	$(10,446)
CoreAlpha Bond Master Portfolio	$7,576,096	$1,064,101	[2]	—	$8,640,197	$8,640,197	$53,802	$(30,963)
International Tilts Master Portfolio	$8,798,849	$1,811,015	[2]	—	$10,609,864	$10,609,864	$(43,662)	$(21,090)
iShares Cohen & Steers REIT ETF	30,677	1,968		(3,550)	29,095	$2,942,377	$19,865	$76,774
iShares International Developed Real Estate ETF	84,556	6,057		(10,300)	80,313	$2,493,719	$13,620	$(7,054)
iShares MSCI Canada ETF	32,043	1,582		(1,300)	32,325	$878,593	—	$(1,821)
iShares MSCI EAFE Small-Cap ETF	28,911	935		(3,400)	26,446	$1,308,284	—	$2,193
iShares TIPS Bond ETF	3,848	—		(300)	3,548	$403,018	—	$411
Master Small Cap Index Series	$1,338,461	$26,437	[2]	—	$1,364,898	$1,364,898	$3,670	$(11,869)
Russell 1000® Index Master Portfolio	$8,787,621	$2,042,897	[2]	—	$10,830,518	$10,830,518	$39,598	$49,036
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	133

Schedule of Investments (concluded)	LifePath 2035 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$13,565,129	$46,191,493	—	$59,756,622

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $882,726 are catagorized as a level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

134	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	LifePath 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 93.4%
Active Stock Master Portfolio	$570,749,574	$570,749,574
BlackRock Commodity Strategies Fund	10,023,447	76,579,133
BlackRock Emerging Markets Fund, Inc.	5,762,078	112,130,040
International Tilts Master Portfolio	$418,439,085	418,439,085
iShares Cohen & Steers REIT ETF (b)	1,369,009	138,447,880
iShares International Developed Real Estate ETF	3,777,171	117,281,160
iShares MSCI Canada ETF (b)	1,301,655	35,378,983
iShares MSCI EAFE Small-Cap ETF (b)	1,156,773	57,225,560
Master Small Cap Index Series	$50,083,511	50,083,511
Russell 1000® Index Master Portfolio	$433,132,387	433,132,387

		2,009,447,313
Fixed Income Funds — 6.4%
CoreAlpha Bond Master Portfolio	$138,428,157	138,428,157
Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	4,659,098	$4,659,098
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	32,731,834	32,731,834

		37,390,932
Total Affiliated Investment Companies (Cost — $1,968,172,899*) — 101.5%		2,185,266,402
Liabilities in Excess of Other Assets — (1.5)%		(32,331,104)

Net Assets — 100.0%		$2,152,935,298

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,972,996,623

Gross unrealized appreciation	$239,405,993
Gross unrealized depreciation	(27,136,214)

Net unrealized appreciation	$212,269,779

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	135

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Net Income (Loss)	Realized Gain (Loss)
Active Stock Master Portfolio	$617,793,419	—		$(47,043,845)[1]	$570,749,574	$570,749,574	$2,650,874	$46,795,872
BlackRock Cash Funds: Institutional, SL Agency Shares	4,210,819	448,279	[2]	—	4,659,098	$4,659,098	$1,786	—
BlackRock Cash Funds: Prime, SL Agency Shares	16,314,800	16,417,034	[2]	—	32,731,834	32,731,834	51,193	—
BlackRock Commodity Strategies Fund	10,188,103	650,696		(815,352)	10,023,447	$76,579,133	—	$(2,331,205)
BlackRock Emerging Markets Fund, Inc.	5,989,668	127,458		(355,048)	5,762,078	$112,130,040	—	$(216,469)
CoreAlpha Bond Master Portfolio	$124,444,002	$13,984,155	[2]	—	$138,428,157	$138,428,157	$896,702	$(503,122)
International Tilts Master Portfolio	$367,981,472	$50,457,613	[2]	—	$418,439,085	$418,439,085	$(1,869,088)	$(835,373)
iShares Cohen & Steers REIT ETF	1,402,976	76,183		(110,150)	1,369,009	$138,447,880	$935,229	$2,880,571
iShares International Developed Real Estate ETF	3,883,740	140,031		(246,600)	3,777,171	$117,281,160	$641,768	$84,285
iShares MSCI Canada ETF	1,285,655	33,700		(17,700)	1,301,655	$35,378,983	—	$(89,281)
iShares MSCI EAFE Small-Cap ETF	1,170,755	21,318		(35,300)	1,156,773	$57,225,560	—	$113,069
Master Small Cap Index Series	$50,915,660	—		$(832,149)[1]	$50,083,511	$50,083,511	$138,686	(437,539)
Russell 1000® Index Master Portfolio	$379,569,351	$53,563,036	[2]	—	$433,132,387	$433,132,387	$1,725,446	$2,182,411
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

136	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

•	As of March 31, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$574,433,688	$1,610,832,714	—	$2,185,266,402

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $32,731,834 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	137

Schedule of Investments March 31, 2015 (Unaudited)	LifePath 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 96.8%
Active Stock Master Portfolio	$9,620,185	$9,620,185
BlackRock Commodity Strategies Fund	159,627	1,219,553
BlackRock Emerging Markets Fund, Inc.	94,659	1,842,073
International Tilts Master Portfolio	$7,174,776	7,174,776
iShares Cohen & Steers REIT ETF	23,542	2,380,802
iShares International Developed Real Estate ETF	65,345	2,028,962
iShares MSCI Canada ETF	22,485	611,142
iShares MSCI EAFE Small-Cap ETF	18,631	921,676
Master Small Cap Index Series	$796,898	796,898
Russell 1000® Index Master Portfolio	$6,953,126	6,953,126

		33,549,193
Fixed Income Funds — 2.4%
CoreAlpha Bond Master Portfolio	$814,640	814,640
Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (b)	47,058	$47,058
Total Affiliated Investment Companies (Cost — $31,660,219*) — 99.3%		34,410,891
Liabilities in Excess of Other Assets — 0.7%		245,137

Net Assets — 100.0%		$34,656,028

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$31,755,944

Gross unrealized appreciation	$3,086,468
Gross unrealized depreciation	(431,522)

Net unrealized appreciation	$2,654,946

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Net Income (Loss)	Realized Gain (Loss)
Active Stock Master Portfolio	$10,880,891	—		$(1,260,706)[1]	$9,620,185	$9,620,185	$46,065	$784,222
BlackRock Cash Funds: Institutional, SL Agency Shares	75,058	—		(28,000)[1]	47,058	$47,058	$51	—
BlackRock Commodity Strategies Fund	178,939	9,767		(29,079)	159,627	$1,219,553	—	$(73,882)
BlackRock Emerging Markets Fund, Inc.	104,984	7,453		(17,778)	94,659	$1,842,073	—	$(7,974)
CoreAlpha Bond Master Portfolio	$644,004	$170,636	[2]	—	$814,640	$814,640	$4,587	$(2,660)
International Tilts Master Portfolio	$6,367,614	$807,162	[2]	—	$7,174,776	$7,174,776	$(30,748)	$(16,065)
iShares Cohen & Steers REIT ETF	25,214	1,837		(3,509)	23,542	$2,380,802	$16,071	$76,600
iShares International Developed Real Estate ETF	69,082	5,963		(9,700)	65,345	$2,028,962	$11,094	$(2,508)
iShares MSCI Canada ETF	23,208	1,382		(2,105)	22,485	$611,142	—	$(3,061)
iShares MSCI EAFE Small-Cap ETF	20,569	852		(2,790)	18,631	$921,676	—	$10,331
Master Small Cap Index Series	$865,739	—		$(68,841)[1]	$796,898	$796,898	$2,342	$(7,604)
Russell 1000® Index Master Portfolio	$6,174,176	$778,950	[2]	—	$6,953,126	$6,953,126	$27,896	$34,253
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

138	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (concluded)	LifePath 2045 Master Portfolio

(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio‘s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$9,051,256	$25,359,625	—	$34,410,881

During the period ended March 31, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	139

Schedule of Investments March 31, 2015 (Unaudited)	LifePath 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.1%
Active Stock Master Portfolio	$143,106,248	$143,106,248
BlackRock Commodity Strategies Fund	2,235,142	17,076,486
BlackRock Emerging Markets Fund, Inc.	1,348,468	26,241,192
International Tilts Master Portfolio	$99,803,417	99,803,417
iShares Cohen & Steers REIT ETF	337,877	34,169,501
iShares International Developed Real Estate ETF	932,123	28,942,419
iShares MSCI Canada ETF (b)	306,105	8,319,934
iShares MSCI EAFE Small-Cap ETF	268,683	13,291,748
Master Small Cap Index Series	$11,673,859	11,673,859
Russell 1000® Index Master Portfolio	$86,970,205	86,970,205

		469,595,009
Fixed Income Funds — 1.5%
CoreAlpha Bond Master Portfolio	$6,834,447	6,834,447
Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	1,087,301	$1,087,301
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	7,265,131	7,265,131

		8,352,432
Total Affiliated Investment Companies (Cost — $444,390,079*) — 101.3%		484,781,888
Liabilities in Excess of Other Assets — (1.3)%		(6,118,338)

Net Assets — 100.0%		$478,663,550

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$445,361,748

Gross unrealized appreciation	$44,842,093
Gross unrealized depreciation	(5,421,953)

Net unrealized appreciation	$39,420,140

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

140	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Net Income (Loss)	Realized Gain (Loss)
Active Stock Master Portfolio	$147,719,967	—		$(4,613,719)[1]	$143,106,248	$143,106,248	$650,071	$11,657,613
BlackRock Cash Funds: Institutional, SL Agency Shares	1,215,707	—		(128,406)[1]	1,087,301	$1,087,301	$471	—
BlackRock Cash Funds: Prime, SL Agency Shares	2,950,000	4,315,131		—	7,265,131	7,265,131	11,645	—
BlackRock Commodity Strategies Fund	2,193,346	228,708		(186,912)	2,235,142	$17,076,486	—	$(534,565)
BlackRock Emerging Markets Fund, Inc.	1,329,101	86,295		(66,928)	1,348,468	$26,241,192	—	$(45,240)
CoreAlpha Bond Master Portfolio	$4,957,761	$1,876,686	[2]	—	$6,834,447	$6,834,447	$36,795	$(20,539)
International Tilts Master Portfolio	$81,873,561	$17,929,856	[2]	—	$99,803,417	$99,803,417	$(437,262)	$(176,997)
iShares Cohen & Steers REIT ETF	327,853	35,824		(25,800)	337,877	$34,169,501	$229,426	$571,687
iShares International Developed Real Estate ETF	901,660	82,163		(51,700)	932,123	$28,942,419	$157,168	$(48,130)
iShares MSCI Canada ETF	285,386	21,319		(600)	306,105	$8,319,934	—	$(1,545)
iShares MSCI EAFE Small-Cap ETF	260,026	13,857		(5,200)	268,683	$13,291,748	—	$(9,538)
Master Small Cap Index Series	$11,565,177	$108,682	[2]	—	$11,673,859	$11,673,859	$31,843	$(100,323)
Russell 1000® Index Master Portfolio	$69,086,943	$17,883,262	[2]	—	$86,970,205	$86,970,205	$325,529	$414,497
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	141

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$136,393,712	$348,388,176	—	$484,781,888

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $7,265,131 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

142	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	LifePath 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 97.9%
Active Stock Master Portfolio	$4,320,416	$4,320,416
BlackRock Commodity Strategies Fund	62,025	473,873
BlackRock Emerging Markets Fund, Inc.	37,989	739,269
International Tilts Master Portfolio	$2,864,569	2,864,569
iShares Cohen & Steers REIT ETF	9,514	962,151
iShares International Developed Real Estate ETF	26,405	819,875
iShares MSCI Canada ETF (b)	9,168	249,186
iShares MSCI EAFE Small-Cap ETF	7,471	369,590
Master Small Cap Index Series	$330,504	330,504
Russell 1000® Index Master Portfolio	$2,202,525	2,202,525

		13,331,958
Fixed Income Funds — 1.5%
CoreAlpha Bond Master Portfolio	$201,021	201,021
Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	40,823	$40,823
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	243,569	243,569

		13,817,371
Total Affiliated Investment Companies (Cost — $12,966,121*) — 101.5%		13,817,366
Liabilities in Excess of Other Assets — (1.5)%		(202,895)

Net Assets — 100.0%		$13,614,476

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$12,833,225

Gross unrealized appreciation	$1,147,052
Gross unrealized depreciation	(162,906)

Net unrealized appreciation	$(984,146)

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Net Income (Loss)	Realized Gain (Loss)
Active Stock Master Portfolio	$4,678,399	—		$(357,983)[1]	$4,320,416	$4,320,416	$20,509	$354,221
BlackRock Cash Funds: Institutional, SL Agency Shares	25,991	14,832	[2]	—	40,823	$40,823	$15	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	243,569	[2]	—	243,569	$243,569	$281	—
BlackRock Commodity Strategies Fund	68,577	8,999		(15,551)	62,025	$473,873	—	$(35,918)
BlackRock Emerging Markets Fund, Inc.	40,487	5,528		(8,026)	37,989	$739,269	—	$(3,324)
CoreAlpha Bond Master Portfolio	$115,070	$85,950	[2]	—	$201,020	$201,020	$957	$(532)
International Tilts Master Portfolio	$2,416,757	$447,812	[2]	—	$2,864,569	$2,864,569	$(12,268)	$(6,115)
iShares Cohen & Steers REIT ETF	9,602	812		(900)	9,514	$962,151	$6,469	$18,514
iShares International Developed Real Estate ETF	26,550	3,155		(3,300)	26,405	$819,875	$4,431	$(3,735)
iShares MSCI Canada ETF	8,714	1,254		(800)	9,168	$249,186	—	$(1,150)
iShares MSCI EAFE Small-Cap ETF	7,943	528		(1,000)	7,471	$369,590	—	$(725)
Master Small Cap Index Series	$342,105	—		$(11,601)[1]	$330,504	$330,504	$931	$(3,045)
Russell 1000® Index Master Portfolio	$1,751,127	$451,398	[2]	—	$2,202,525	$2,202,525	$8,207	$10,143
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	143

Schedule of Investments (concluded)	LifePath 2055 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio‘s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$3,898,331	$9,919,035	—	$13,817,366

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $243,569 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

144	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 39.9%
ACWI ex-U.S. Index Master Portfolio	$41,527,068	$41,527,068
iShares Cohen & Steers REIT ETF	15,291	1,546,379
iShares Core MSCI Total International Stock ETF	245,688	13,611,115
iShares International Developed Real Estate ETF	42,489	1,319,283
iShares MSCI EAFE Small-Cap ETF	115,095	5,693,750
Master Small Cap Index Series	$18,211,151	18,211,151
Russell 1000® Index Master Portfolio	$105,182,215	105,182,215

		187,090,961
Fixed Income Funds — 59.9%
Bond Index Master Portfolio	$240,032,760	240,032,760
iShares TIPS Bond ETF	358,420	40,712,928

		280,745,788

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (b)	989,896	$989,896

		989,896
Total Affiliated Investment Companies (Cost — $419,927,370*) — 100.0%		468,826,545
Liabilities in Excess of Other Assets — (0.0)%		(47,087)

Net Assets — 100.0%		$468,779,458

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$420,283,055

Gross unrealized appreciation	$49,987,760
Gross unrealized depreciation	(1,444,270)

Net unrealized appreciation	$48,543,490

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
ACWI ex-U.S. Index Master Portfolio	$35,792,647	$5,734,421	[1]	—	$41,527,068	$41,527,068	$265,793	$152,331
BlackRock Cash Funds: Institutional, SL Agency Shares	984,033	5,863	[1]	—	989,896	$989,896	$419	—
BlackRock Cash Funds: Prime, SL Agency Shares[2]	—	—		—	—	—	$212	—
Bond Index Master Portfolio	$221,316,244	$24,450,936	[1]	—	$240,032,760	$240,032,760	$1,058,325	$443,138
iShares Cohen & Steers REIT ETF	12,463	3,028		(200)	15,291	$1,546,379	$10,465	$3,875
iShares Core MSCI Total International Stock ETF	252,688	—		(7,000)	245,688	$13,611,115	—	$(7,095)
iShares International Developed Real Estate ETF	34,882	8,307		(700)	42,489	$1,319,283	$7,233	$(1,801)
iShares MSCI EAFE Small- Cap ETF	107,873	12,922		(5,700)	115,095	$5,693,750	—	$(6,531)
iShares TIPS Bond ETF	342,094	34,796		(18,470)	358,420	$40,712,928	—	$(140,285)
Master Small Cap Index Series	$16,529,780	$1,681,371	[1]	—	$18,211,151	$18,211,151	$47,328	$(148,340)
Russell 1000® Index Master Portfolio	$98,004,312	$7,177,903	[1]	—	$105,182,215	$105,182,215	$467,528	$588,884
[1] Represents net shares/beneficial interest purchased.
[2] No longer held by the LifePath Index Master Portfolio as of report date.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	145

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio

(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio‘s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$63,873,351	$404,953,194	—	$468,826,545

During the period ended March 31, 2015, there were no transfers between levels.

146	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 53.3%
ACWI ex-U.S. Index Master Portfolio	$119,592,705	$119,592,705
iShares Cohen & Steers REIT ETF	182,565	18,462,799
iShares Core MSCI Total International Stock ETF	573,355	31,763,867
iShares International Developed Real Estate ETF	514,419	15,972,710
iShares MSCI EAFE Small-Cap ETF	318,475	15,754,958
Master Small Cap Index Series	$33,932,058	33,932,058
Russell 1000® Index Master Portfolio	$294,020,945	294,020,945

		529,500,042
Fixed Income Funds — 46.5%
Bond Index Master Portfolio	$396,966,952	396,966,952
iShares TIPS Bond ETF	576,025	65,430,680

		462,397,632

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (b)	2,054,128	$2,054,128
Total Affiliated Investment Companies (Cost — $901,176,195*) — 100.0%		993,951,802
Liabilities in Excess of Other Assets — (0.0)%		(364,567)

Net Assets — 100.0%		$993,587,235

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$901,568,573

Gross unrealized appreciation	$94,493,677
Gross unrealized depreciation	(2,110,448)

Net unrealized appreciation	$92,383,229

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
ACWI ex-U.S. Index Master Portfolio	$100,829,252	$18,763,453	[1]	—	$119,592,705	$119,592,705	$767,286	$443,504
BlackRock Cash Funds: Institutional, SL Agency Shares	2,109,818	—		(55,690)[2]	2,054,128	$2,054,128	$1,021	—
BlackRock Cash Funds: Prime, SL Agency Shares[3]	1,079,100	—		(1,079,100)[2]	—	—	$6,643	—
Bond Index Master Portfolio	$349,364,622	$47,602,330	[1]	—	$396,966,952	$396,966,952	$1,713,532	$703,746
iShares Cohen & Steers REIT ETF	170,731	21,314		(9,480)	182,565	$18,462,799	$125,200	$198,880
iShares Core MSCI Total International Stock ETF	607,955	—		(34,600)	573,355	$31,763,867	—	$2,816,938
iShares International Developed Real Estate ETF	473,539	54,608		(13,728)	514,419	$15,972,710	$87,741	$(31,010)
iShares MSCI EAFE Small-Cap ETF	288,452	37,533		(7,510)	318,475	$15,754,958	—	$(19,668)
iShares TIPS Bond ETF	517,118	77,082		(18,175)	576,025	$65,430,680	—	$(126,897)
Master Small Cap Index Series	$29,854,120	$4,077,938	[1]	—	$33,932,058	$33,932,058	$87,120	$(272,869)
Russell 1000® Index Master Portfolio	$264,872,726	$29,148,219	[1]	—	$294,020,945	$294,020,945	$1,295,312	$1,643,110
[1] Represents net beneficial interest purchased.
[2] Represents net shares sold.
[3] No longer held by LifePath Index Master Portfolio as of report date.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	147

Schedule of Investments (concluded)	LifePath Index 2020 Master Portfolio

(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio‘s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$149,439,142	$844,512,660	—	$993,951,802

During the period ended March 31, 2015, there were no transfers between levels.

148	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 64.3%
ACWI ex-U.S. Index Master Portfolio	$76,430,278	$76,430,278
iShares Cohen & Steers REIT ETF	192,111	19,428,185
iShares Core MSCI Total International Stock ETF	615,667	34,107,952
iShares International Developed Real Estate ETF	530,172	16,461,841
iShares MSCI EAFE Small-Cap ETF	231,097	11,432,369
Master Small Cap Index Series	$18,221,993	18,221,993
Russell 1000® Index Master Portfolio	$215,658,200	215,658,200

		391,740,818
Fixed Income Funds — 35.5%
Bond Index Master Portfolio	$186,806,802	186,806,802
iShares TIPS Bond ETF (b)	263,814	29,966,632

		216,773,434

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	2,059,105	$2,059,105
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	423,559	423,559

		2,482,664
Total Affiliated Investment Companies (Cost — $552,796,031*) — 100.2%		610,996,916
Liabilities in Excess of Other Assets — (0.2)%		(1,487,160)

Net Assets — 100.0%		$609,509,756

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$553,063,356

Gross unrealized appreciation	$58,880,673
Gross unrealized depreciation	(947,113)

Net unrealized appreciation	$57,933,560

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
ACWI ex-U.S. Index Master Portfolio	$59,342,333	$17,087,945	[1]	—	$76,430,278	$76,430,278	$474,806	$275,278
BlackRock Cash Funds: Institutional, SL Agency Shares	746,905	1,312,200	[1]	—	2,059,105	$2,059,105	$672	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	423,559	[1]	—	423,559	$423,559	$2,302	—
Bond Index Master Portfolio	$156,945,766	$29,861,036	[1]	—	$186,806,802	$186,806,802	$778,743	$319,983
iShares Cohen & Steers REIT ETF	169,929	34,882		(12,700)	192,111	$19,428,185	$128,212	$261,532
iShares Core MSCI Total International Stock ETF	639,667	—		(24,000)	615,667	$34,107,952	—	$(28,260)
iShares International Developed Real Estate ETF	471,056	83,316		(24,200)	530,172	$16,461,841	$88,496	$(56,454)
iShares MSCI EAFE Small-Cap ETF	202,339	33,258		(4,500)	231,097	$11,432,369	—	$(13,532)
iShares TIPS Bond ETF	224,311	48,953		(9,450)	263,814	$29,966,632	—	$(58,900)
Master Small Cap Index Series	$15,639,897	$2,582,096	[1]	—	$18,221,993	$18,221,993	$45,862	$(144,017)
Russell 1000® Index Master Portfolio	$186,587,207	$29,070,993	[1]	—	$215,658,200	$215,658,200	$925,456	$1,176,546
[1] Represents net beneficial interest purchased.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	149

Schedule of Investments (concluded)	LifePath Index 2025 Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio‘s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$113,879,643	$497,117,273	—	$610,996,916

The LifePath Index Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $423,559 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

150	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 75.1%
ACWI ex-U.S. Index Master Portfolio	$155,000,196	$155,000,196
iShares Cohen & Steers REIT ETF	420,689	42,544,279
iShares Core MSCI Total International Stock ETF (b)	768,765	42,589,581
iShares International Developed Real Estate ETF	1,160,960	36,047,808
iShares MSCI EAFE Small-Cap ETF	413,692	20,465,343
Master Small Cap Index Series	$24,431,325	24,431,325
Russell 1000® Index Master Portfolio	$387,255,299	387,255,299

		708,333,831
Fixed Income Funds — 24.8%
Bond Index Master Portfolio	$202,834,203	202,834,203
iShares TIPS Bond ETF (b)	274,535	31,184,431

		234,018,634
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	2,561,892	$2,561,892
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	1,223,835	1,223,835

		3,785,727
Total Affiliated Investment Companies (Cost — $849,391,203*) — 100.3%		946,138,192
Liabilities in Excess of Other Assets — (0.3)%		(2,691,963)

Net Assets — 100.0%		$943,446,229

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$849,682,786

Gross unrealized appreciation	$97,761,887
Gross unrealized depreciation	(1,306,481)

Net unrealized appreciation	$96,455,406

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
ACWI ex-U.S. Index Master Portfolio	$126,495,470	$28,504,726	[1]	—	$155,000,196	$155,000,196	$977,551	$565,748
BlackRock Cash Funds: Institutional, SL Agency Shares	1,973,808	588,084	[1]	—	2,561,892	$2,561,892	$1,083	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	1,223,835	[1]	—	1,223,835	$1,223,835	$696	—
Bond Index Master Portfolio	$173,164,163	$29,670,040	[1]	—	$202,834,203	$202,834,203	$847,478	$345,224
iShares Cohen & Steers REIT ETF	372,716	73,473		(25,500)	420,689	$42,544,279	$281,299	$555,807
iShares Core MSCI Total International Stock ETF	805,065	—		(36,300)	768,765	$42,589,581	—	$2,531,161
iShares International Developed Real Estate ETF	1,033,666	174,194		(46,900)	1,160,960	$36,047,808	$193,426	$(117,462)
iShares MSCI EAFE Small-Cap ETF	368,703	49,889		(4,900)	413,692	$20,465,343	—	$(12,850)
iShares TIPS Bond ETF	230,520	50,715		(6,700)	274,535	$31,184,431	—	$(38,630)
Master Small Cap Index Series	$21,723,664	$2,707,661	[1]	—	$24,431,325	$24,431,325	$63,028	$(197,390)
Russell 1000® Index Master Portfolio	$342,118,889	$45,136,410	[1]	—	$387,255,299	$387,255,299	$1,676,178	$2,137,343
[1] Represents net shares/beneficial interest purchased.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	151

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio‘s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$176,617,169	$769,521,023	—	$946,138,192

The LifePath Index Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $1,223,835 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

152	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 85.2%
ACWI ex-U.S. Index Master Portfolio	$80,388,848	$80,388,848
iShares Cohen & Steers REIT ETF (b)	269,207	27,224,904
iShares Core MSCI Total International Stock ETF (b)	576,751	31,952,005
iShares International Developed Real Estate ETF	742,928	23,067,914
iShares MSCI EAFE Small-Cap ETF	233,865	11,569,302
Master Small Cap Index Series	$10,461,442	10,461,442
Russell 1000® Index Master Portfolio	$219,420,170	219,420,170

		404,084,585
Fixed Income Funds — 14.7%
Bond Index Master Portfolio	$60,534,218	60,534,218
iShares TIPS Bond ETF	78,060	8,866,835

		69,401,053
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	993,769	$993,769
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	1,193,146	1,193,146

		2,186,915
Total Affiliated Investment Companies (Cost — $427,067,251*) — 100.3%		475,672,553
Liabilities in Excess of Other Assets — (0.3)%		(1,495,592)

Net Assets — 100.0%		$474,176,961

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$427,223,662

Gross unrealized appreciation	$49,228,433
Gross unrealized depreciation	(779,542)

Net unrealized appreciation	$48,448,891

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
ACWI ex-U.S. Index Master Portfolio	$63,367,924	$17,020,924	[1]	—	$80,388,848	$80,388,848	$502,755	$291,381
BlackRock Cash Funds: Institutional, SL Agency Shares	1,029,104	—		(35,335)[2]	993,769	$993,769	$488	—
BlackRock Cash Funds: Prime, SL Agency Shares	9,300	1,183,846	[1]	—	1,193,146	$1,193,146	$915	—
Bond Index Master Portfolio	$51,838,842	$8,695,376	[1]	—	$60,534,218	$60,534,218	$252,303	$103,868
iShares Cohen & Steers REIT ETF	236,670	49,837		(17,300)	269,207	$27,224,904	$178,112	$377,720
iShares Core MSCI Total International Stock ETF	601,151	—		(24,400)	576,751	$31,952,005	—	$(60,371)
iShares International Developed Real Estate ETF	656,946	122,082		(36,100)	742,928	$23,067,914	$122,530	$(84,337)
iShares MSCI EAFE Small-Cap ETF	208,872	28,793		(3,800)	233,865	$11,569,302	—	$(10,275)
iShares TIPS Bond ETF	64,925	13,835		(700)	78,060	$8,866,835	—	$973
Master Small Cap Index Series	$9,587,520	$873,922	[1]	—	$10,461,442	$10,461,442	$27,618	$(86,580)
Russell 1000® Index Master Portfolio	$193,467,131	$25,953,039	[1]	—	$219,420,170	$219,420,170	$949,191	$1,213,395
[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares sold.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	153

Schedule of Investments (concluded)	LifePath Index 2035 Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$104,867,875	$370,804,678	—	$475,672,553

The LifePath Index Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $1,193,146 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

154	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 93.8%
ACWI ex-U.S. Index Master Portfolio	$128,235,423	$128,235,423
iShares Cohen & Steers REIT ETF	442,261	44,725,855
iShares Core MSCI Total International Stock ETF (b)	695,365	38,523,221
iShares International Developed Real Estate ETF	1,214,887	37,722,241
iShares MSCI EAFE Small-Cap ETF (b)	346,685	17,150,507
Master Small Cap Index Series	$13,047,137	13,047,137
Russell 1000® Index Master Portfolio	$321,117,135	321,117,135

		600,521,519
Fixed Income Funds — 6.0%
Bond Index Master Portfolio	$33,738,675	33,738,675
iShares TIPS Bond ETF (b)	38,286	4,348,907

		38,087,582
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	2,320,286	$2,320,286
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	5,391,898	5,391,898

		7,712,184
Total Affiliated Investment Companies (Cost — $579,401,409*) — 101.0%		646,321,285
Liabilities in Excess of Other Assets — (1.0)%		(6,337,285)

Net Assets — 100.0%		$639,984,000

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$579,561,212

Gross unrealized appreciation	$67,792,010
Gross unrealized depreciation	(1,031,937)

Net unrealized appreciation	$66,760,073

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
ACWI ex-U.S. Index Master Portfolio	$100,880,849	$27,354,574	[1]	—	$128,235,423	$128,235,423	$792,759	$459,867
BlackRock Cash Funds: Institutional, SL Agency Shares	1,301,475	1,018,811	[1]	—	2,320,286	$2,320,286	$744	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	5,391,898	[1]	—	5,391,898	$5,391,898	$1,673	—
Bond Index Master Portfolio	$28,589,605	$5,149,070	[1]	—	$33,738,675	$33,738,675	$137,027	$56,320
iShares Cohen & Steers REIT ETF	380,890	89,757		(28,386)	442,261	$44,725,855	$289,207	$620,234
iShares Core MSCI Total International Stock ETF	722,933	—		(27,568)	695,365	$38,523,221	—	$(84,636)
iShares International Developed Real Estate ETF	1,053,806	216,911		(55,830)	1,214,887	$37,722,241	$198,744	$(142,782)
iShares MSCI EAFE Small-Cap ETF	304,945	45,412		(3,672)	346,685	$17,150,507	—	$(8,977)
iShares TIPS Bond ETF	32,531	5,949		(194)	38,286	$4,348,907	—	$168
Master Small Cap Index Series	$12,158,465	$888,672	[1]	—	$13,047,137	$13,047,137	$35,719	$(111,781)
Russell 1000® Index Master Portfolio	$278,797,165	$42,319,970	[1]	—	$321,117,135	$321,117,135	$1,378,620	$1,763,641
[1] Represents net shares/beneficial interest purchased.

MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2015	155

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$150,182,915	$496,138,370	—	$646,321,285
[1] See above Schedule of Investments for values in each sector.

The LifePath Index Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $5,391,898 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

156	MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.1%
ACWI ex-U.S. Index Master Portfolio	$50,052,241	$50,052,241
iShares Cohen & Steers REIT ETF	207,553	20,989,835
iShares Core MSCI Total International Stock ETF (b)	436,877	24,202,986
iShares International Developed Real Estate ETF	568,820	17,661,861
iShares MSCI EAFE Small-Cap ETF	153,713	7,604,182
Master Small Cap Index Series	$5,582,044	5,582,044
Russell 1000® Index Master Portfolio	$140,659,849	140,659,849

		266,752,998
Fixed Income Funds — 1.7%
Bond Index Master Portfolio	$4,128,120	4,128,120
iShares TIPS Bond ETF (b)	3,470	394,157

		4,522,277
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	781,422	$781,422
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	374,522	374,522

		1,155,944
Total Affiliated Investment Companies (Cost — $246,805,189*) — 100.2%		272,431,219
Liabilities in Excess of Other Assets — (0.2)%		(632,750)

Net Assets — 100.0%		$271,798,469

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$246,876,232

Gross unrealized appreciation	$26,224,535
Gross unrealized depreciation	(669,548)

Net unrealized appreciation	$25,554,987

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
ACWI ex-U.S. Index Master Portfolio	$36,608,413	$13,433,828	[1]	—	$50,052,241	$50,052,241	$306,481	$178,656
BlackRock Cash Funds: Institutional, SL Agency Shares	745,850	35,572	[1]	—	781,422	$781,422	$319	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	374,522	[1]	—	374,522	$374,522	$532	—
Bond Index Master Portfolio	$3,452,564	$675,556	[1]	—	$4,128,120	$4,128,120	$16,636	$6,787
iShares Cohen & Steers REIT ETF	175,568	45,895		(13,910)	207,553	$20,989,835	$136,096	$305,080
iShares Core MSCI Total International Stock ETF	453,977	—		(17,100)	436,877	$24,202,986	—	$(62,138)
iShares International Developed Real Estate ETF	481,318	114,864		(27,362)	568,820	$17,661,861	$93,423	$(59,801)
iShares MSCI EAFE Small-Cap ETF	133,177	21,674		(1,138)	153,713	$7,604,182	—	$(3,244)
iShares TIPS Bond ETF	3,400	70		—	3,470	$394,157	—	—
Master Small Cap Index Series	$5,195,235	$386,809	[1]	—	$5,582,044	$5,582,044	$15,498	$(48,625)
Russell 1000® Index Master Portfolio	$119,219,041	$21,440,808	[1]	—	$140,659,849	$140,659,849	$600,834	$771,076
[1] Represents net shares/beneficial interest purchased

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	157

Schedule of Investments (concluded)	LifePath Index 2045 Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$72,008,965	$200,422,254	—	$272,431,219

The LifePath Index Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $374,522 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

158	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.8%
ACWI ex-U.S. Index Master Portfolio	$51,312,960	$51,312,960
iShares Cohen & Steers REIT ETF	220,691	22,318,481
iShares Core MSCI Total International Stock ETF (b)	483,436	26,782,354
iShares International Developed Real Estate ETF	603,634	18,742,836
iShares MSCI EAFE Small-Cap ETF	161,685	7,998,557
Master Small Cap Index Series	$5,910,704	5,910,704
Russell 1000® Index Master Portfolio	$147,115,566	147,115,566

		280,181,458
Fixed Income Fund — 1.0%
Bond Index Master Portfolio	$2,731,469	2,731,469

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	1,004,571	$1,004,571
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	552,000	552,000

		1,556,571
Total Affiliated Investment Companies (Cost — $260,109,210*) — 100.3%		284,469,498
Liabilities in Excess of Other Assets — (0.3)%		(968,669)

Net Assets — 100.0%		$283,500,829

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$260,195,625

Gross unrealized appreciation	$25,062,121
Gross unrealized depreciation	(788,249)

Net unrealized appreciation	$24,273,873

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
ACWI ex-U.S. Index Master Portfolio	$36,389,565	$14,923,395	[1]	—	$51,312,960	$51,312,960	$312,251	$183,449
BlackRock Cash Funds: Institutional, SL Agency Shares	654,907	349,664	[1]	—	1,004,571	$1,004,571	$351	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	552,000	[1]	—	552,000	$552,000	$8,542	—
Bond Index Master Portfolio	$2,376,518$	354,951	[1]	—	$2,731,469	$2,731,469	$11,683	$4,734
iShares Cohen & Steers REIT ETF	182,681	54,785		(16,775)	220,691	$22,318,481	$145,417	$352,816
iShares Core MSCI Total International Stock ETF	503,636	—		(20,200)	483,436	$26,782,354	—	$(73,283)
iShares International Developed Real Estate ETF	506,059	133,296		(35,721)	603,634	$18,742,836	$99,905	$(82,325)
iShares MSCI EAFE Small- Cap ETF	138,356	25,817		(2,488)	161,685	$7,998,557	—	$(6,846)
Master Small Cap Index Series	$5,410,116	$500,588	[1]	—	$5,910,704	$5,910,704	$16,277	$(50,984)
Russell 1000® Index Master Portfolio	$122,826,821	$24,288,745	[1]	—	$147,115,566	$147,115,566	$625,863	$803,698
[1] Represents net shares/beneficial interest purchased.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	159

Schedule of Investments (concluded)	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

(b)	Security, or a portion of security, is on loan. (c) Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio‘s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$77,398,799	$207,070,699	—	$284,469,469

The LifePath Index Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $552,000 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

160	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.8%
ACWI ex-U.S. Index Master Portfolio	$12,979,816	$12,979,816
iShares Cohen & Steers REIT ETF	63,052	6,376,449
iShares Core MSCI Total International Stock ETF	171,107	9,479,328
iShares International Developed Real Estate ETF	172,441	5,354,293
iShares MSCI EAFE Small-Cap ETF	46,301	2,290,511
Master Small Cap Index Series	$1,686,927	1,686,927
Russell 1000® Index Master Portfolio	$42,086,767	42,086,767

		80,254,091
Fixed Income Fund — 1.0%
Bond Index Master Portfolio	$816,061	816,061
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (b)	257,317	$257,317
Total Affiliated Investment Companies (Cost — $74,659,426*) — 100.1%		81,327,469
Liabilities in Excess of Other Assets — (0.1)%		(100,835)

Net Assets — 100.0%		$81,226,634

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$74,699,680

Gross unrealized appreciation	$6,977,266
Gross unrealized depreciation	(349,477)

Net unrealized appreciation	$6,627,789

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
ACWI ex-U.S. Index Master Portfolio	$7,348,791	$5,631,025	[1]	—	$12,979,816	$12,979,816	$74,996	$44,518
BlackRock Cash Funds: Institutional, SL Agency Shares	231,529	25,788	[1]	—	257,317	$257,317	$109	—
Bond Index Master Portfolio	$703,501	$112,560	[1]	—	$816,061	$816,061	$3,413	$1,385
iShares Cohen & Steers REIT ETF	48,162	17,990		(3,100)	63,052	$6,376,449	$41,255	$69,950
iShares Core MSCI Total International Stock ETF	175,107	—		(4,000)	171,107	$9,479,328	—	$(13,978)
iShares International Developed Real Estate ETF	132,547	46,094		(6,200)	172,441	$5,354,293	$28,332	$(10,899)
iShares MSCI EAFE Small-Cap ETF	36,496	9,805		—	46,301	$2,290,511	—	—
Master Small Cap Index Series	$1,436,584	$250,343	[1]	—	$1,686,927	$1,686,927	$4,466	$(14,064)
Russell 1000® Index Master Portfolio	$32,623,835	$9,462,932	[1]	—	$42,086,767	$42,086,767	$172,487	$223,082
[1] Represents net shares/beneficial interest purchased.

(b)	Represents the current yield as of report date.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	161

Schedule of Investments (concluded)	LifePath Index 2055 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio‘s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$23,757,898	$57,569,571	—	$81,327,469

During the period ended March 31, 2015, there were no transfers between levels.

162	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	International TILTS Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.6%
Amcor Ltd.	99,803	$1,063,396
AusNet Services	32,831	36,437
Australia & New Zealand Banking Group Ltd.	271,708	7,558,965
Beach Energy Ltd.	82,577	63,550
BHP Billiton Ltd.	453,474	10,540,556
BlueScope Steel Ltd. (a)	15,080	47,799
Caltex Australia Ltd.	53,897	1,430,393
Challenger Ltd.	7,934	43,070
CSL Ltd.	247,722	17,331,206
CSR Ltd.	26,141	79,909
Dexus Property Group	34,001	195,746
Fairfax Media Ltd.	138,611	100,346
Flight Centre Travel Group Ltd. (b)	3,826	115,154
Independence Group NL	64,283	255,233
JB Hi-Fi Ltd. (b)	75,430	1,069,841
Liquefied Natural Gas Ltd. (a)	11,606	27,692
Macquarie Group Ltd.	41,634	2,420,034
Magellan Financial Group Ltd.	2,915	43,420
National Australia Bank Ltd.	80,381	2,353,096
Northern Star Resources Ltd.	26,640	46,054
Qantas Airways Ltd. (a)	740,630	1,756,703
Ramsay Health Care Ltd.	9,074	463,279
Rio Tinto Ltd.	17,113	741,506
Santos Ltd. (b)	127,543	689,930
Sydney Airport	16,135	63,494
Telstra Corp. Ltd.	1,976,197	9,486,645
Westfield Corp.	138,905	1,006,660
Westpac Banking Corp.	271,971	8,129,498
Woodside Petroleum Ltd.	473,804	12,413,156

		79,572,768
Austria — 0.2%
AMS AG	14,381	686,632
OMV AG (b)	5,497	150,791
Schoeller-Bleckmann Oilfield Equipment AG (b)	10,656	681,788
Voestalpine AG	21,532	787,642

		2,306,853
Belgium — 1.7%
Ageas	161,394	5,796,060
bpost SA	354,696	9,954,803
Delhaize Group	27,116	2,436,104
Groupe Bruxelles Lambert SA	8,355	692,706
Solvay SA	27,538	3,980,620
Umicore SA	11,376	475,121

		23,335,414
Bermuda — 0.1%
Catlin Group Ltd.	48,054	506,195
Common Stocks	Shares	Value
Denmark — 2.4%
A.P. Moeller — Maersk A/S, Class B (b)	132	$275,910
Bavarian Nordic A/S (a)	2,909	148,604
Carlsberg A/S, Class B (b)	11,141	918,646
Coloplast A/S, Class B	20,946	1,582,368
Genmab A/S (a)	518	38,876
Jyske Bank A/S (a)	3,035	127,592
NKT Holding A/S	4,771	305,376
Novo Nordisk A/S, Class B	465,042	24,825,687
Novozymes A/S, Class B	2,720	124,165
Vestas Wind Systems A/S (b)	133,873	5,519,704

		33,866,928
Finland — 0.7%
Fortum OYJ	13,453	281,843
Kesko OYJ, Class B	41,193	1,758,566
Nokia OYJ	31,647	241,301
Sampo OYJ, Class A	111,749	5,636,440
UPM-Kymmene OYJ	112,771	2,190,797

		10,108,947
France — 6.0%
Alstom SA (a)	22,285	685,736
AtoS	12,074	831,128
AXA SA	174,453	4,390,839
BNP Paribas SA	113,449	6,902,919
CGG (a)(b)	10,703	60,728
Cie Generale des Etablissements Michelin	87,676	8,718,931
CNP Assurances	48,549	850,901
Credit Agricole SA	191,377	2,812,277
Danone SA	10,068	678,662
EDF	168,441	4,038,927
Essilor International SA	1,387	159,249
Euler Hermes SA	741	78,802
Faurecia	19,035	830,042
Fonciere Des Regions	926	91,696
GDF Suez	17,056	336,737
Havas SA	15,274	115,949
Hermes International	383	135,231
ICADE	8,240	744,445
Iliad SA	9,476	2,214,085
Imerys SA	591	43,364
Ingenico	353	38,717
Ipsen SA	1,224	57,915
Klepierre	717	35,209
Lagardere SCA	100,011	3,005,872
Metropole Television SA	193,265	3,875,825
Natixis	10,869	81,415
Pernod Ricard SA	229	27,077
Peugeot SA (a)	123,804	2,069,460
Plastic Omnium SA	11,479	302,522
Renault SA	13,008	1,181,517

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	163

Schedule of Investments (continued)	International TILTS Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Safran SA	97,015	$6,778,590
Sanofi	36,862	3,640,454
SCOR SE	30,305	1,022,118
Societe Generale SA	66,453	3,208,484
Solocal Group (a)	1,118,769	741,743
Technicolor SA, Registered Shares (a)	174,814	1,128,105
Technip SA	44,595	2,697,453
Thales SA	116,043	6,438,347
Total SA	179,392	8,917,039
Valeo SA	30,901	4,609,044
Wendel SA	3,840	457,710

		85,035,264
Germany — 11.9%
Aareal Bank AG	45,683	1,925,406
Aixtron SE (a)(b)	11,475	86,389
Allianz SE, Registered Shares	103,126	17,904,390
Aurubis AG	1,213	68,508
BASF SE	57,573	5,699,471
Bayerische Motoren Werke AG	929	115,693
Bayerische Motoren Werke AG, Preference Shares	607	56,066
Beiersdorf AG (b)	12,422	1,077,106
Commerzbank AG (a)	868,261	11,930,943
Continental AG	52,729	12,417,490
Deutsche Annington Immobilien SE	91,373	3,079,053
Deutsche Bank AG, Registered Shares	106,519	3,691,707
Deutsche Euroshop AG	2,403	119,342
Deutsche Post AG, Registered Shares	219,795	6,847,689
Deutsche Telekom AG, Registered Shares	329,305	6,023,124
Deutsche Wohnen AG, Bearer Shares	28,817	737,045
Deutz AG	76,395	321,171
Duerr AG	123,236	13,533,699
Evonik Industries AG	841	29,940
Freenet AG	8,301	249,457
Fresenius SE & Co. KGaA	208,553	12,433,200
Gerresheimer AG	4,170	229,513
Hochtief AG	11,964	905,283
Hugo Boss AG	14,058	1,707,930
Infineon Technologies AG (b)	27,036	321,645
K+S AG, Registered Shares	179,010	5,832,513
Kloeckner & Co. SE (a)	24,120	229,735
Krones AG	834	86,581
KUKA AG	9,723	745,077
LEG Immobilien AG (a)	46,443	3,684,095
Merck KGaA	25,328	2,834,655
Metro AG (b)	17,052	577,890
Common Stocks	Shares	Value
Germany (concluded)
Muenchener Rueckversicherungs AG, Registered Shares	10,019	$2,152,904
Nordex SE (a)	179,670	3,626,787
Porsche Automobil Holding SE, Preference Shares	15,980	1,564,895
ProSiebenSat.1 Media AG, Registered Shares	118,852	5,813,395
RWE AG	49,233	1,253,469
Salzgitter AG (b)	43,323	1,256,107
Siemens AG, Registered Shares	79,101	8,555,102
Symrise AG	64,459	4,064,374
Talanx AG	17,889	560,273
Telefonica Deutschland Holding AG (a)(b)	1,244,971	7,159,117
TUI AG	280,512	4,915,664
United Internet AG, Registered Shares	119,606	5,428,822
Volkswagen AG	3,102	797,593
Volkswagen AG, Preference Shares	20,945	5,554,664
Wacker Chemie AG	290	33,474

		168,238,446
Hong Kong — 3.4%
AIA Group Ltd.	24,200	151,939
BOC Hong Kong Holdings Ltd.	80,500	287,100
Cheung Kong Infrastructure Holdings Ltd.	13,000	111,654
China Liquified Natural Gas Group Ltd.	2,260,000	389,938
CK Hutchison Holdings Ltd.	585,000	11,951,850
CLP Holdings Ltd.	215,500	1,883,496
Galaxy Entertainment Group Ltd.	150,000	681,051
Hang Lung Properties Ltd.	393,000	1,104,133
Henderson Land Development Co. Ltd.	89,000	625,231
HK Electric Investments & HK Electric Investments Ltd (c)	550,500	377,762
HKT Trust & HKT Ltd.	81,000	104,376
Hongkong Land Holdings Ltd.	252,400	1,905,620
Hutchison Whampoa Ltd.	883,000	12,239,127
Jardine Matheson Holdings Ltd.	7,200	454,977
Kerry Properties Ltd.	90,000	312,413
MGM China Holdings Ltd.	250,800	471,198
New World Development Co. Ltd.	537,000	622,566
Orient Overseas International Ltd.	5,000	30,521
Power Assets Holdings Ltd.	520,500	5,313,182
Sands China Ltd.	1,184,400	4,897,769
Sino Land Co. Ltd.	16,000	26,090
SJM Holdings Ltd.	1,024,000	1,337,419
Swire Properties Ltd.	211,600	687,243
Techtronic Industries Co.	67,500	227,569
Truly International Holdings	842,000	392,075
Wheelock & Co. Ltd.	284,000	1,451,262

164	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	International TILTS Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (concluded)
Xinyi Glass Holdings Ltd.	48,000	$29,616

		48,067,177
Ireland — 0.6%
DCC PLC	74,300	4,425,767
Glanbia PLC	5,079	94,288
James Hardie Industries SE	45,806	529,875
Kerry Group PLC, Class A	2,287	153,694
Paddy Power PLC	380	32,569
Shire PLC	46,164	3,680,335

		8,916,528
Isle of Man — 0.0%
Playtech PLC	13,864	159,469
Israel — 0.0%
Azrieli Group	1,693	69,652
Osem Investments Ltd.	1,553	31,056

		100,708
Italy — 1.1%
Assicurazioni Generali SpA	9,959	195,816
Autogrill SpA (a)	3,497	33,874
Banca Popolare di Milano Scarl (a)	65,752	66,346
Intesa Sanpaolo SpA	1,483,316	5,034,377
Mediobanca SpA	209,865	2,007,885
Parmalat SpA	299,562	800,642
Prada SpA (b)	54,200	328,737
Recordati SpA (b)	2,383	44,503
Saipem SpA (a)(b)	3,185	32,398
UniCredit SpA	902,628	6,120,985

		14,665,563
Japan — 24.2%
Alps Electric Co. Ltd.	12,500	300,992
Asahi Group Holdings Ltd.	390,500	12,382,146
Asahi Kasei Corp.	477,000	4,555,168
Astellas Pharma, Inc.	766,200	12,554,100
Bridgestone Corp.	56,500	2,262,255
Calbee, Inc.	75,900	3,294,979
Canon, Inc.	103,500	3,661,963
Casio Computer Co. Ltd. (b)	58,100	1,100,509
Chubu Electric Power Co., Inc.	30,600	364,872
Citizen Holdings Co. Ltd.	23,800	182,414
COLOPL, Inc. (b)	4,700	101,316
COMSYS Holdings Corp.	135,600	1,672,863
CyberAgent, Inc.	5,800	332,208
Daicel Corp.	226,000	2,693,809
Dainippon Screen Manufacturing Co. Ltd.	58,000	438,766
Daito Trust Construction Co. Ltd.	35,500	3,964,130
Daiwa House Industry Co. Ltd.	198,300	3,908,542
Disco Corp.	57,500	5,866,779
Don Quijote Co. Ltd.	3,000	243,865
Common Stocks	Shares	Value
Japan (continued)
Dowa Holdings Co. Ltd.	146,000	$1,246,952
East Japan Railway Co.	17,500	1,402,345
Ebara Corp.	7,000	29,469
Electric Power Development Co. Ltd.	6,600	222,335
Enplas Corp.	11,300	451,955
Ezaki Glico Co. Ltd.	800	32,342
FANUC Corp.	72,900	15,915,070
Fast Retailing Co. Ltd.	3,300	1,275,972
Frontier Real Estate Investment Corp.	89	423,176
Fuji Electric Co. Ltd.	79,000	372,723
Fuji Heavy Industries Ltd.	341,900	11,349,791
Fujitsu General Ltd.	204,000	2,672,144
GMO internet, Inc.	2,600	31,942
GungHo Online Entertainment, Inc. (b)	40,900	159,776
Hankyu Hanshin Holdings, Inc.	149,000	920,433
Haseko Corp.	378,100	3,683,043
Hazama Ando Corp.	130,300	744,419
Hitachi Capital Corp.	5,300	111,869
Hitachi Metals Ltd.	28,000	429,144
Hoya Corp.	218,600	8,751,501
Hulic Co. Ltd.	5,000	56,180
Inpex Corp.	45,500	501,355
Isuzu Motors Ltd.	38,200	506,818
ITOCHU Corp.	6,000	64,931
Japan Airport Terminal Co. Ltd.	14,600	882,950
Japan Petroleum Exploration Co.	42,800	1,450,115
Japan Real Estate Investment Corp.	176	827,831
Japan Tobacco, Inc.	417,400	13,196,043
JTEKT Corp.	22,500	350,807
Kaken Pharmaceutical Co. Ltd.	2,000	57,819
Kanamoto Co. Ltd.	1,000	28,783
The Kansai Electric Power Co., Inc. (a)	27,000	257,334
Kao Corp.	71,700	3,580,268
Kawasaki Heavy Industries Ltd.	29,000	146,306
KDDI Corp.	405,500	9,161,268
Keyence Corp.	23,700	12,933,012
Kikkoman Corp.	116,000	3,678,275
Koito Manufacturing Co. Ltd.	4,100	123,282
Kose Corp.	600	33,091
KYB Co. Ltd.	130,000	475,302
Lawson, Inc. (b)	40,900	2,835,184
Leopalace21 Corp. (a)	5,400	28,267
Lintec Corp.	56,900	1,353,495
Maeda Road Construction Co. Ltd.	3,000	48,632
Makino Milling Machine Co. Ltd.	17,000	144,144
Mazda Motor Corp.	223,600	4,530,545
Micronics Japan Co. Ltd.	2,800	81,470
Minebea Co. Ltd.	16,000	251,655

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	165

Schedule of Investments (continued)	International TILTS Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Miraca Holdings, Inc.	3,000	$137,919
Mitsubishi Chemical Holdings Corp.	79,700	462,664
Mitsubishi Corp.	151,700	3,048,235
Mitsubishi Electric Corp.	738,000	8,761,152
Mitsubishi Estate Co. Ltd.	36,000	834,910
Mitsubishi Gas Chemical Co., Inc.	57,000	280,513
Mitsubishi Motors Corp.	35,000	315,586
Mitsubishi UFJ Financial Group, Inc.	400,400	2,479,842
Mixi, Inc. (b)	3,600	145,527
Mizuho Financial Group, Inc.	4,214,000	7,406,005
Murata Manufacturing Co. Ltd.	117,600	16,151,083
Nexon Co. Ltd.	237,600	2,530,220
NGK Spark Plug Co. Ltd.	5,000	134,220
NH Foods Ltd.	477,000	10,991,810
Nihon M&A Center, Inc.	3,300	113,720
Nippo Corp.	6,000	98,903
Nippon Building Fund, Inc.	36	176,851
Nippon Kayaku Co. Ltd.	10,000	125,206
Nippon Paper Industries Co. Ltd. (b)	1,900	28,552
Nippon Sheet Glass Co. Ltd. (a)	30,000	29,411
Nippon Steel & Sumitomo Metal	365,000	917,757
Nippon Suisan Kaisha Ltd.	8,800	26,698
Nippon Telegraph & Telephone Corp.	121,900	7,525,011
Nishimatsu Construction Co. Ltd. (b)	41,000	145,174
Nissan Chemical Industries Ltd.	84,100	1,737,916
Nissan Motor Co. Ltd. (b)	1,381,800	14,053,657
Nisshin Steel Holdings Co. Ltd.	5,100	63,658
Nissin Foods Holdings Co. Ltd.	5,900	289,961
NOK Corp.	1,200	36,081
Nomura Holdings, Inc.	672,700	3,951,190
Nomura Real Estate Holdings, Inc.	154,900	2,789,619
NSK Ltd.	35,200	513,764
Obic Co. Ltd.	69,800	2,959,892
Oki Electric Industry Co. Ltd.	1,065,000	2,204,588
OKUMA Corp.	8,000	74,187
Omron Corp.	64,300	2,896,661
Oriental Land Co. Ltd.	51,500	3,899,481
ORIX Corp.	520,100	7,307,987
OSAKA Titanium Technologies Co. Ltd.	1,200	25,415
OSG Corp.	30,900	600,921
Otsuka Holdings Co. Ltd.	55,100	1,723,729
Pacific Metals Co. Ltd. (a)	19,000	51,712
Resona Holdings, Inc.	723,900	3,592,546
Sawai Pharmaceutical Co. Ltd.	600	35,531
Seiko Epson Corp. (b)	14,600	258,586
Seiko Holdings Corp.	80,000	403,288
Sekisui Chemical Co. Ltd.	5,000	64,875
Common Stocks	Shares	Value
Japan (concluded)
Senshu Ikeda Holdings, Inc.	77,900	$369,904
Seven & I Holdings Co. Ltd.	24,900	1,046,379
Shimano, Inc.	11,100	1,649,483
Shin-Etsu Chemical Co. Ltd.	9,000	587,593
Shinsei Bank Ltd. (b)	260,000	516,968
Shionogi & Co. Ltd.	148,000	4,927,000
SHO-BOND Holdings Co. Ltd.	2,200	96,686
Showa Shell Sekiyu KK	7,100	64,848
Sojitz Corp.	92,600	154,803
Sotetsu Holdings, Inc.	14,000	64,848
Start Today Co. Ltd.	2,900	76,342
Sumitomo Dainippon Pharma Co. Ltd. (b)	37,600	445,342
Sumitomo Electric Industries Ltd.	47,900	627,895
Sumitomo Metal Mining Co. Ltd.	204,000	2,981,609
Sumitomo Mitsui Trust Holdings, Inc.	2,325,000	9,658,221
Tadano Ltd.	321,000	4,310,290
Taiheiyo Cement Corp.	511,000	1,560,234
Taiyo Yuden Co Ltd.	3,700	53,956
Takata Corp. (b)	20,600	225,114
TDK Corp.	3,800	269,068
Temp Holdings Co. Ltd.	1,400	48,305
THK Co. Ltd.	1,400	35,575
Tohoku Electric Power Co., Inc.	15,600	177,191
Tokio Marine Holdings, Inc.	370,000	13,966,317
The Tokyo Electric Power Co., Inc. (a)	149,400	565,471
Tokyo Steel Manufacturing Co. Ltd. (b)	214,400	1,433,886
Tokyo Tatemono Co. Ltd.	19,000	139,200
Toshiba Corp.	427,000	1,789,157
Tosoh Corp.	221,000	1,113,173
Toyota Motor Corp.	82,300	5,744,846
Trend Micro, Inc.	66,700	2,197,798
TS Tech Co. Ltd.	37,300	1,005,807
Unicharm Corp.	8,700	227,766
United Arrows Ltd. (b)	5,400	160,282
West Japan Railway Co.	30,800	1,614,856
Yamaha Motor Co. Ltd.	19,600	472,176
Zeon Corp.	213,000	1,965,128

		342,438,970
Jersey — 0.0%
Phoenix Group Holdings	2,756	33,157
Netherlands — 2.7%
Aegon NV	310,081	2,448,295
ASM International NV	45,909	2,116,635
Euronext NV (a)(c)	749	31,652
Heineken Holding NV	10,441	718,492
Heineken NV	49,192	3,754,662
Koninklijke Ahold NV	129,315	2,548,264
NN Group NV (a)	27,580	781,886

166	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	International TILTS Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
Reed Elsevier NV	72,873	$1,815,820
Royal Dutch Shell PLC, A Shares	496,871	14,793,988
Royal Dutch Shell PLC, Class B	251,903	7,846,853
Wereldhave NV	3,210	215,703
Wolters Kluwer NV	37,999	1,240,844

		38,313,094
New Zealand — 0.0%
Auckland International Airport Ltd.	12,753	42,836
Contact Energy Ltd.	10,113	45,159
Kiwi Property Group Ltd.	35,696	34,543
Vector Ltd.	27,948	64,353

		186,891
Norway — 0.8%
Akastor ASA (b)	12,997	26,109
Aker Solutions ASA (a)(b)	21,615	112,173
BW LPG Ltd. (c)	24,239	194,930
DNO ASA (a)(b)	54,874	71,567
Fred Olsen Energy ASA (b)	122,246	874,269
Norsk Hydro ASA	656,463	3,450,586
Petroleum Geo-Services ASA (b)	18,827	96,589
Seadrill Ltd. (b)	49,927	467,496
Statoil ASA	199,302	3,523,937
Subsea 7 SA (b)	39,701	340,921
Telenor ASA	77,848	1,571,002
Yara International ASA	20,375	1,034,497

		11,764,076
Portugal — 0.1%
CTT — Correios de Portugal SA	120,006	1,284,930
Galp Energia SGPS SA	5,203	56,267

		1,341,197
Singapore — 2.4%
CapitaCommercial Trust	466,800	600,870
CapitaLand Ltd.	887,500	2,313,332
City Developments Ltd.	11,000	80,627
ComfortDelGro Corp. Ltd.	2,021,200	4,257,892
DBS Group Holdings Ltd.	134,400	1,992,863
Ezion Holdings Ltd. (b)	423,900	330,903
Golden Agri-Resources Ltd.	212,700	65,822
Keppel Corp. Ltd.	17,600	115,316
M1, Ltd.	43,100	122,245
Noble Group Ltd.	8,954,300	5,997,923
Oversea-Chinese Banking Corp. Ltd.	802,500	6,179,576
Singapore Airlines Ltd.	318,300	2,771,292
Singapore Technologies Engineering Ltd.	146,500	371,508
Singapore Telecommunications Ltd.	744,900	2,377,004
United Overseas Bank Ltd.	90,200	1,511,946
Common Stocks	Shares	Value
Singapore (concluded)
UOL Group Ltd.	52,000	$289,400
Wilmar International Ltd.	114,000	270,634
Yangzijiang Shipbuilding Holdings Ltd.	3,776,200	3,471,784

		33,120,937
Spain — 5.5%
Abengoa SA, B Shares	122,455	443,757
Abertis Infraestructuras SA (b)	29,088	525,753
ACS Actividades de Construccion y Servicios SA	131,777	4,664,155
Amadeus IT Holding SA, Class A	358,877	15,380,425
Banco de Sabadell SA (b)	185,788	453,946
Banco Popular Espanol SA	404,069	1,976,362
Bankinter SA (b)	156,401	1,192,456
CaixaBank SA	892,089	4,230,691
Distribuidora Internacional de Alimentacion SA	30,255	236,109
Ebro Foods SA	9,205	171,663
EDP Renovaveis SA (b)	12,578	86,452
Fomento de Construcciones y Contratas SA (a)	3,698	45,035
Gamesa Corp. Tecnologica SA (a)	490,803	6,180,943
Grifols SA (b)	61,181	2,621,527
Iberdrola SA	2,248,283	14,498,173
Inmobiliaria Colonial SA (a)	87,924	59,373
International Consolidated Airlines Group SA (a)	36,372	325,889
Mediaset Espana Comunicacion SA (a)	31,354	392,512
Repsol SA	583,109	10,854,775
Sacyr SA (a)	195,677	821,108
Tecnicas Reunidas SA	1,893	79,456
Telefonica SA	879,026	12,508,103
Viscofan SA (b)	2,000	122,197

		77,870,860
Sweden — 3.7%
Boliden AB	1,928	38,193
Castellum AB	22,080	333,677
Hemfosa Fastigheter AB (a)	1,129	25,746
Hennes & Mauritz AB, Class B	266,737	10,807,574
Intrum Justitia AB	350,025	9,819,780
Investment AB Kinnevik, Class B	24,274	810,322
Investor AB, Class B	47,443	1,888,554
Peab AB	39,709	313,085
Skandinaviska Enskilda Banken AB, Class A	1,138,751	13,291,195
Svenska Cellulosa AB, B Shares	14,489	332,940
Swedish Match AB	17,507	514,752

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	167

Schedule of Investments (continued)	International TILTS Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Telefonaktiebolaget LM Ericsson, Class B	1,159,237	$14,554,146

		52,729,964
Switzerland — 9.1%
ABB Ltd., Registered Shares (a)	73,868	1,567,036
Actelion Ltd., Registered Shares (a)	29,437	3,395,073
Aryzta AG (a)	21,208	1,300,108
Baloise Holding AG, Registered Shares	65,892	8,708,094
BB Biotech AG, Registered Shares (a)(b)	1,433	436,321
Credit Suisse Group AG, Registered Shares (a)	80,145	2,156,215
EMS-Chemie Holding AG, Registered Shares	3,081	1,252,855
Flughafen Zuerich AG, Registered Shares	2,485	1,955,184
Geberit AG, Registered Shares	26,412	9,883,780
Georg Fischer AG, Registered Shares	1,793	1,224,539
Glencore PLC (a)	151,893	641,252
Kuehne & Nagel International AG, Registered Shares	19,691	2,923,551
Lindt & Spruengli AG, Registered Shares (a)	1	63,261
Logitech International SA, Registered Shares	2,666	35,109
Lonza Group AG, Registered Shares (a)	9,278	1,155,092
Nestle SA, Registered Shares	156,133	11,757,185
Novartis AG, Registered Shares	108,457	10,704,758
Pargesa Holding SA, Bearer Shares	182	12,773
Partners Group Holding AG	320	95,401
PSP Swiss Property AG, Registered Shares (a)	1,031	97,169
Roche Holding AG	110,596	30,390,898
Sika AG — Bearer Shares	918	3,286,849
Swiss Life Holding AG, Registered Shares	55,998	13,834,127
Swiss Prime Site AG, Registered Shares (a)	5,169	448,811
Swiss Re AG	184,757	17,821,276
Swisscom AG, Registered Shares	4,197	2,433,798
Syngenta AG, Registered Shares	1,541	523,521
Transocean Ltd. (b)	18,643	268,587
UBS Group AG (a)	5,099	95,612

		128,468,235
United Kingdom — 13.8%
Acacia Mining PLC	69,931	271,080
Anglo American PLC	7,253	108,323
AstraZeneca PLC	132,083	9,063,331
Common Stocks	Shares	Value
United Kingdom (continued)
Aviva PLC	52,611	$421,039
Babcock International Group PLC	268,184	3,912,231
Barclays PLC	1,089,327	3,931,953
Berkeley Group Holdings PLC	1,240	48,454
BG Group PLC	149,594	1,836,078
BHP Billiton PLC	233,432	5,122,737
BP PLC	1,231,213	7,980,920
British American Tobacco PLC	56,963	2,949,773
Britvic PLC	599,331	6,506,696
BT Group PLC	1,933,261	12,562,028
BTG PLC (a)	9,621	101,742
Capita PLC	93,647	1,548,059
Centrica PLC	1,716,282	6,419,419
Close Brothers Group PLC	69,114	1,594,206
Daily Mail & General Trust PLC, Non-Voting A Shares	9,368	122,541
Derwent London PLC	10,391	526,595
Diageo PLC	171,283	4,733,291
Dixons Carphone PLC	199,715	1,221,424
easyJet PLC	120,438	3,351,959
Fiat Chrysler Automobiles NV (a)	739,624	12,007,107
Friends Life Group Ltd.	10,769	65,928
GlaxoSmithKline PLC	155,531	3,580,314
Hammerson PLC	104,443	1,028,571
Henderson Group PLC	141,018	590,146
Hikma Pharmaceuticals PLC	1,046	32,922
Howden Joinery Group PLC	339,155	2,226,009
HSBC Holdings PLC	2,296,551	19,569,868
IG Group Holdings PLC	24,327	255,446
Imperial Tobacco Group PLC	48,810	2,141,112
Inchcape PLC	58,209	684,310
Indivior PLC (a)	9,229	26,012
Intermediate Capital Group PLC	58,870	439,094
ITV PLC	2,472,196	9,256,014
J. Sainsbury PLC (b)	986,238	3,784,603
Legal & General Group PLC	557,269	2,295,026
Lloyds Banking Group PLC (a)	10,595,853	12,282,037
Mondi PLC	2,400	46,121
National Grid PLC	22,404	288,027
Ophir Energy PLC (a)	14,845	29,638
Pace PLC	11,842	60,409
Paragon Group of Cos. PLC	190,239	1,188,938
Polyus Gold International Ltd. (b)	42,089	116,998
Premier Oil PLC	19,443	37,816
Provident Financial PLC	34,848	1,390,131
Qinetiq Group PLC	182,018	514,848
Reckitt Benckiser Group PLC	10,700	919,190
Rightmove PLC	27,423	1,216,587
Rio Tinto PLC	98,277	4,052,632
SABMiller PLC	51,271	2,685,665
Schroders PLC	40,032	1,896,374
Sky PLC	715,134	10,521,040
Spirax-Sarco Engineering PLC	21,245	1,074,243

168	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	International TILTS Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
SSE PLC	469,224	$10,413,457
Standard Chartered PLC	168,796	2,733,940
Standard Life PLC	330,889	2,325,054
Tate & Lyle PLC	329,214	2,917,927
Thomas Cook Group PLC (a)	399,711	860,761
Tullow Oil PLC	16,152	67,712
Unilever PLC	7,488	312,425
United Utilities Group PLC	7,361	101,782
Vedanta Resources PLC	77,997	576,286
Vodafone Group PLC	1,413,590	4,625,722

		195,572,121
Total Common Stocks — 96.0%		1,356,719,762

Rights
Spain — 0.0%
Banco de Sabadell SA (Expires 4/17/15) (a)(b)	174,647	44,318
Telefonica SA (Expires 4/10/15) (a)	826,755	133,345

Total Rights — 0.0%		177,663
		Value
Total Long-Term Investments (Cost — $1,333,030,905) — 96.0%		$1,356,897,425

Short-Term Securities	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.15% (d)(e)	10,030,804	10,030,804
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (d)(e)(f)	25,808,346	25,808,346
Co,CTotal Short-Term Securities (Cost — $35,839,150) — 2.5%		35,839,150
Total Investments (Cost — $1,368,870,055*) — 98.5%		1,392,736,575
Other Assets Less Liabilities — 1.5%		20,877,074

Net Assets — 100.0%		$1,413,613,649

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,378,372,712

Gross unrealized appreciation	$90,385,085
Gross unrealized depreciation	(76,021,222)

Net unrealized appreciation	$14,363,863

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	5,215,771	4,815,033	10,030,804	$4,236
BlackRock Cash Funds: Prime, SL Agency Shares	3,749,270	22,059,076	25,808,346	$118,941

(e)	Represents the current yield as of report date.

(f)	All or a portion of security was purchased with the cash collateral from loaned securities.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	169

Schedule of Investments (continued)	International TILTS Master Portfolio

Portfolio Abbreviations

FTSE	Financial Times Stock Exchange
USD	U.S. Dollar

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
35	SPI 200 Index	Australian Securities Exchange	June 2015	USD	3,922,688	$26,359
102	FTSE 100 Index	Euronext Life	June 2015	USD	10,178,408	(31,478)
125	Yen Denom Nikkei Index	Chicago Mercantile	June 2015	USD	10,015,842	174,581
477	Euro Stoxx 50 Index	Eurex Mercantile	June 2015	USD	18,623,196	6,249
Total						$175,711

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

170	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	International TILTS Master Portfolio

As of March 31, 2015, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$79,572,768	—	$79,572,768
Austria	—	2,306,853	—	2,306,853
Belgium	—	23,335,414	—	23,335,414
Bermuda	—	506,195	—	506,195
Denmark	—	33,866,928	—	33,866,928
Finland	—	10,108,947	—	10,108,947
France	$2,387,949	82,647,315	—	85,035,264
Germany	—	168,238,446	—	168,238,446
Hong Kong	2,779,833	45,287,344	—	48,067,177
Ireland	280,551	8,635,977	—	8,916,528
Isle of Man	—	159,469	—	159,469
Israel	—	100,708	—	100,708
Italy	—	14,665,563	—	14,665,563
Jersey	—	33,157	—	33,157
Japan	—	342,438,970	—	342,438,970
Netherlands	—	38,313,094	—	38,313,094
New Zealand	64,353	122,538	—	186,891
Norway	—	11,764,076	—	11,764,076
Portugal	—	1,341,197	—	1,341,197
Singapore	—	33,120,937	—	33,120,937
Spain	—	77,870,860	—	77,870,860
Sweden	—	52,729,964	—	52,729,964
Switzerland	—	128,468,235	—	128,468,235
United Kingdom	2,943,939	192,628,182	—	195,572,121
Rights	177,663	—	—	177,663
Short-Term Securities	35,839,150	—	—	35,839,150

Total	$44,473,438	$1,348,263,137	—	$1,392,736,575

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$207,189	—	—	$207,189

Liabilities:
Equity contracts	(31,478)	—	—	(31,478)

Total	$175,711	—	—	$175,711

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	171

Schedule of Investments (concluded)	International TILTS Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,076,000	—	—	$2,076,000
Foreign currency at value	29,854,005	—	—	29,854,005
Liabilities:
Collateral on securities loaned at value	—	$(25,808,346)	—	(25,808,346)

Total	$31,930,005	$(25,808,346)	—	$6,121,659

During the period ended December 31, 2014, there were no transfers between levels.

172	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 4.4%
Bank of America N.A.:
0.26%, 5/26/15	$186,500	$186,500,000
0.24%, 6/12/15	100,000	100,000,000
0.23%, 7/07/15	200,000	200,000,000
State Street Bank & Trust (a):
0.30%, 10/01/15	149,000	149,000,000
0.31%, 10/23/15	215,250	215,250,000
Wells Fargo Bank NA (a):
0.26%, 7/09/15	134,000	134,000,000
0.26%, 7/23/15	50,000	50,003,349
0.29%, 9/08/15	150,000	150,000,000
0.28%, 11/30/15	132,924	132,924,000
0.29%, 12/08/15	102,750	102,750,000
0.31%, 2/12/16	100,000	100,000,000
0.31%, 2/18/16	150,000	150,000,000
0.32%, 4/01/16	177,500	177,500,000

		1,847,927,349
Yankee (b) — 26.6%
Bank of Montreal, Chicago:
0.26%, 6/03/15 (a)	105,000	105,000,544
0.19%, 6/16/15	250,000	250,000,000
0.26%, 7/06/15 (a)	100,000	100,001,473
0.25%, 7/21/15 (a)	150,000	150,000,000
0.98%, 8/07/15 (a)	75,000	75,000,000
0.27%, 10/09/15 (a)	100,000	100,000,000
0.27%, 10/13/15 (a)	100,000	100,000,000
0.28%, 10/13/15 (a)	75,000	75,000,000
0.29%, 12/10/15 (a)	200,000	200,000,000
Bank of Nova Scotia, Houston (a):
0.31%, 9/11/15	45,885	45,967,111
0.26%, 10/07/15	150,000	150,000,000
0.26%, 10/08/15	150,000	150,000,000
0.26%, 11/06/15	65,000	65,000,000
0.32%, 4/15/16	92,000	92,000,000
Bank of Tokyo Mitsubishi UFJ Ltd., New York, 0.26%, 7/02/15	250,000	250,000,000
BNP Paribas SA, New York:
0.26%, 5/05/15	150,000	150,000,000
0.34%, 7/07/15 (a)	100,000	100,036,106
Canadian Imperial Bank of Commerce, New York (a):
0.25%, 5/20/15	55,000	55,000,000
0.33%, 6/01/15	553,015	553,015,000
0.25%, 6/17/15	75,000	75,000,000
0.26%, 8/21/15	48,685	48,684,053
0.26%, 10/21/15	150,000	150,000,000
0.28%, 1/26/16	97,100	97,100,000
Credit Agricole Corporate & Investment Bank, New York, 0.29%, 5/04/15	300,000	300,000,000

Certificates of Deposit	Par (000)	Value
Credit Industriel et Commercial, New York:
0.30%, 4/16/15	$152,250	$152,250,000
0.30%, 5/15/15	225,000	225,000,000
0.32%, 6/08/15	123,500	123,500,000
0.39%, 9/03/15	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp., New York:
0.25%, 4/02/15	100,000	100,000,000
0.26%, 4/06/15	100,000	100,000,000
0.25%, 5/12/15	25,000	25,000,000
0.32%, 8/06/15 (a)	250,000	250,000,000
Mizuho Bank Ltd., New York:
0.25%, 4/14/15	300,000	300,000,000
0.25%, 4/21/15	250,000	250,000,000
0.25%, 4/23/15	150,000	150,000,000
0.25%, 5/11/15	200,000	200,000,000
0.25%, 5/28/15	100,000	100,000,000
National Bank of Canada, New York (a):
0.36%, 6/09/15	244,900	244,900,000
0.28%, 9/18/15	218,500	218,500,000
0.31%, 12/24/15	265,000	265,000,000
Natixis, New York :
0.28%, 5/05/15	281,500	281,500,000
0.28%, 6/03/15	209,500	209,500,000
0.28%, 7/01/15	400,000	400,000,000
Norinchukin Bank, New York:
0.24%, 5/22/15	249,500	249,500,000
0.26%, 6/05/15	200,000	200,000,000
0.28%, 7/02/15	200,000	200,000,000
0.31%, 7/16/15 (a)	206,000	206,000,000
Rabobank Nederland, New York:
0.32%, 6/12/15	279,000	279,000,000
0.27%, 12/21/15	285,000	285,000,000
0.27%, 8/18/15	135,500	135,500,000
Royal Bank of Canada, New York (a):
0.26%, 10/14/15	127,900	127,900,000
0.26%, 11/10/15	65,000	65,000,000
0.28%, 3/16/16	200,000	200,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 4/02/15	200,000	200,000,000
0.31%, 8/25/15 (a)	175,000	175,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.27%, 5/07/15	200,000	200,000,000
0.27%, 6/08/15	250,000	250,000,000
0.32%, 7/08/15	200,000	200,000,000
Toronto-Dominion Bank, New York:
0.24%, 4/22/15	185,000	185,000,000
0.24%, 7/16/15	75,275	75,276,105
0.30%, 8/10/15	200,000	200,000,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	173

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Toronto-Dominion Bank, New York:
0.24%, 10/06/15 (a)	$50,000	$50,000,000
0.26%, 11/10/15 (a)	135,000	135,000,000
0.27%, 1/26/16 (a)	150,000	150,000,000
0.28%, 2/25/16 (a)	100,000	100,000,000
Westpac Banking Corp., New York, 0.27%, 10/28/15 (a)	150,000	150,000,000

		11,150,130,392
Total Certificates of Deposit — 31.0%		12,998,057,741

Commercial Paper
ABN Amro Funding USA LLC, 0.25%, 4/14/15 (c)	73,000	72,993,410
ANZ New Zealand International Ltd. (a):
0.30%, 9/08/15	142,500	142,500,000
0.28%, 10/01/15 (d)	150,000	150,000,000
0.28%, 11/05/15 (d)	200,000	200,000,000
Aspen Funding Corp., 0.25%, 4/01/15 (c)	74,000	74,000,000
Atlantic Asset Securitization LLC, 0.23%, 5/12/15 (c)	92,540	92,515,760
Australia & New Zealand Banking Group Ltd. (a):
0.27%, 4/28/15	100,000	100,000,000
0.26%, 5/08/15	75,000	75,000,000
0.27%, 5/12/15 (d)	75,000	75,000,000
0.27%, 11/13/15	100,000	100,000,000
Bank of Nova Scotia:
0.26%, 7/20/15 (c)	75,000	74,941,562
0.26%, 8/03/15 (c)	125,000	124,888,056
0.27%, 8/21/15 (c)	75,000	74,921,604
0.29%, 12/09/15 (a)(d)	185,000	185,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.20%, 5/06/15 (c)	75,000	74,985,417
Bedford Row Funding Corp.:
0.30%, 8/05/15 (c)(d)	100,000	99,895,000
0.29%, 10/01/15 (a)(d)	7,000	7,000,000
0.30%, 11/20/15 (a)	24,750	24,750,000
0.29%, 2/05/16 (a)	100,000	100,000,000
0.31%, 2/26/16 (a)	65,000	65,000,000
0.32%, 3/07/16 (a)(d)	50,000	50,000,000
BNP Paribas Finance, Inc. (c):
0.30%, 4/06/15	113,500	113,495,271
0.25%, 5/26/15	200,000	199,923,611
BPCE SA, 0.28%, 5/01/15 (c)	156,500	156,463,483
Cafco LLC, 0.29%, 6/25/15 (c)	85,000	84,941,799

Commercial Paper	Par (000)	Value
Chariot Funding LLC (c):
0.27%, 7/02/15 (d)	$73,850	$73,799,043
0.28%, 8/27/15	40,000	39,953,956
Charta LLC, 0.29%, 6/25/15 (c)	87,000	86,940,429
Collateralized Commercial Paper Co. LLC (c):
0.39%, 5/21/15	113,410	113,348,570
0.38%, 6/22/15	100,000	99,913,444
0.30%, 7/01/15	150,000	149,886,250
0.46%, 10/13/15	200,000	199,501,667
Commonwealth Bank of Australia (a):
0.26%, 5/18/15	143,000	143,002,605
0.26%, 6/15/15 (d)	210,000	210,000,000
0.24%, 7/20/15	110,000	109,998,585
0.26%, 7/23/15 (d)	100,000	99,998,430
0.26%, 10/23/15	155,000	155,000,000
0.28%, 10/29/15	72,000	71,996,221
0.27%, 2/26/16	150,000	150,000,000
CRC Funding LLC (c):
0.25%, 5/04/15	20,000	19,995,417
0.25%, 5/08/15	25,000	24,993,576
Credit Suisse, New York, 0.27%, 7/02/15 (c)	150,000	149,896,500
DNB Bank ASA (c):
0.23%, 4/07/15	175,000	174,993,292
0.23%, 4/28/15	100,000	99,982,750
Fortis Funding LLC, 0.03%, 4/01/15 (c)	250,000	250,000,000
Gemini Securitization Corp. LLC, 0.24%, 4/01/15 (c)	75,000	75,000,000
General Electric Capital Corp. (c):
0.24%, 6/11/15	101,500	101,451,957
0.24%, 6/12/15	175,000	174,916,000
0.25%, 7/27/15	150,000	149,878,125
Home Depot, Inc., 0.08%, 4/02/15 (c)	5,600	5,599,988
HSBC Bank PLC (a):
0.24%, 5/07/15	135,000	135,000,000
0.24%, 5/08/15	66,500	66,500,000
0.24%, 7/06/15	175,000	175,000,000
0.26%, 10/16/15	219,000	219,000,107
0.26%, 10/23/15 (d)	119,500	119,500,000
ING US Funding LLC (c):
0.23%, 4/07/15	250,000	249,990,417
0.24%, 5/06/15	200,000	199,953,333
0.24%, 5/11/15	149,500	149,460,133
0.24%, 5/12/15	150,000	149,959,000
0.25%, 6/03/15	200,000	199,912,500
0.27%, 6/09/15	200,000	199,896,500
0.30%, 7/06/15	75,000	74,940,000
Jupiter Securitization Co. LLC, 0.28%, 8/27/15 (c)	45,000	44,948,200

174	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Kells Funding LLC:
0.26%, 4/10/15 (a)(d)	$100,000	$100,000,000
0.22%, 4/16/15 (a)(d)	39,250	39,250,316
0.27%, 4/23/15 (a)(d)	165,000	165,000,000
0.19%, 6/26/15 (c)	50,000	49,977,306
0.28%, 10/09/15 (a)(d)	150,000	149,990,892
LMA Americas LLC (c):
0.25%, 5/14/15 (d)	50,000	49,985,069
0.25%, 5/22/15	93,100	93,067,027
Matchpoint Master Trust, 0.32%, 5/27/15 (c)	184,000	183,908,409
Mitsubishi UFJ Trust and Banking Corp., 0.27%, 5/26/15 (c)	100,000	99,958,750
National Australia Funding Delaware, Inc., (a)(d)
0.26%, 8/11/15	150,000	150,000,000
0.24%, 8/18/15	150,000	149,994,694
National Australia Bank Ltd. (a):
0.27%, 10/08/15	150,000	150,000,000
0.26%, 11/04/15 (d)	100,000	100,000,729
0.26%, 11/04/15	200,000	200,000,000
0.26%, 11/09/15 (d)	200,000	200,000,000
Nederlandse Waterschapsbank NV, 0.32%, 12/22/15 (a)	50,000	50,000,000
Nordea Bank AB (c):
0.22%, 4/02/15	75,000	74,999,531
0.22%, 4/16/15 (d)	75,000	74,992,969
0.22%, 4/27/15	50,000	49,992,236
0.24%, 7/06/15	150,000	149,902,000
Old Line Funding LLC (c):
0.22%, 4/17/15 (d)	99,000	98,990,320
0.25%, 6/22/15	52,000	51,970,389
0.27%, 6/24/15	50,000	49,968,500
0.27%, 6/25/15	110,000	109,929,875
0.27%, 7/06/15	72,951	72,898,475
Salisbury Receivables Co. LLC, 0.30%, 4/28/15 (c)(d)	100,000	99,977,500
Skandinaviska Enskilda Banken AB (c):
0.26%, 4/02/15 (d)	100,000	99,999,292
0.26%, 4/07/15	50,000	49,997,875
0.26%, 5/04/15	100,000	99,976,625
0.25%, 6/22/15	214,350	214,229,405
Sumitomo Mitsui Banking Corp. (c):
0.24%, 4/16/15	78,000	77,992,200
0.27%, 7/02/15	250,000	249,827,500
Sumitomo Mitsui Trust Bank Ltd., 0.26%, 4/06/15 (c)	100,000	99,996,389
Suncorp Group Ltd., 0.28%, 4/21/15 (c)	1,500	1,499,767

Commercial Paper	Par (000)	Value
Svenska Handelsbanken, Inc., New York (c):
0.22%, 4/01/15	$100,000	$100,000,000
0.26%, 7/02/15	150,000	149,900,333
Thunder Bay Funding LLC:
0.25%, 6/22/15 (c)	85,000	84,951,597
0.27%, 8/03/15 (c)	9,000	8,991,630
0.11%, 12/14/15 (a)	45,000	45,000,000
Toyota Credit Canada Inc. (c):
0.30%, 5/06/15	50,000	49,985,417
0.30%, 5/07/15	50,000	49,985,000
0.27%, 7/30/15	55,000	54,950,500
Toyota Motor Credit Corp. (c):
0.23%, 6/08/15	150,000	149,934,833
0.25%, 7/30/15	45,000	44,962,500
Westpac Banking Corp., New York (a):
0.26%, 4/09/15 (d)	160,000	160,000,000
0.27%, 4/23/15 (d)	300,000	300,000,000
0.26%, 7/30/15 (d)	150,000	150,000,000
0.27%, 3/18/16	112,000	112,000,000
0.28%, 3/18/16	25,000	25,000,000
Westpac Securities NZ Ltd., London, 0.29%, 8/13/15 (a)(d)	175,000	175,000,000
Total Commercial Paper — 30.4%		12,751,257,818

Corporate Notes
Nederlandse Waterschapsbank NV, 0.34%, 11/04/15 (a)(d)	50,000	50,028,389
Province of Nova Scotia Canada, 2.38%, 7/21/15	9,167	9,225,197
Svenska Handelsbanken AB, 0.33%, 9/15/15 (a)(d)	295,800	295,800,000
The Toronto-Dominion Bank, 2.20%, 7/29/15 (d)	41,000	41,244,303
Wells Fargo Bank NA, 0.54%, 7/20/15 (a)	49,000	49,039,848
Total Corporate Notes — 1.1%		445,337,737

Time Deposits
Bank of Tokyo-Mitsubishi Ltd., 0.04%, 4/01/15	800,000	800,000,000
BNP Paribas SA, 0.03%, 4/01/15	250,000	250,000,000
Credit Agricole Corporate & Investment Bank, 0.05%, 4/01/15	260,000	260,000,000
Natixis, SA, 0.05%, 4/01/15	350,000	350,000,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	175

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value
Skandinaviska Enskilda Banken AB, 0.04%, 4/01/15	$700,000	$700,000,000
Svenska Handelsbanken AB, 0.03%, 4/01/15	178,000	178,000,000
Total Time Deposits — 6.0%		2,538,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae, 0.20%, 1/26/17 (a)	80,000	79,985,126
Federal Farm Credit Bank (a):
0.18%, 2/24/16	79,750	79,779,475
0.24%, 3/29/16	100,000	99,989,942
0.22%, 8/01/16	75,000	74,989,864
0.17%, 10/03/16	74,500	74,478,048
0.18%, 11/21/16	32,000	32,045,365
0.21%, 1/30/17	150,000	149,944,154
0.21%, 3/24/17	50,000	50,005,320
0.21%, 3/29/17	100,000	99,980,985
0.23%, 7/13/17	100,000	99,953,589
0.23%, 9/13/17	115,000	115,000,000
0.22%, 10/27/17	145,000	144,922,037
0.24%, 03/02/18	50,000	49,991,346
Federal Home Loan Bank (a):
0.16%, 6/05/15	100,000	100,000,000
0.17%, 9/08/15	100,000	99,993,347
0.18%, 9/17/15	100,000	99,992,805
0.18%, 5/20/16	90,000	89,984,321
0.18%, 5/27/16	35,000	34,993,861
Total U.S. Government Sponsored Agency Obligations — 3.8%		1,576,029,585

Repurchase Agreements
BNP Paribas Securities Corp., 0.13%, 4/01/15 (Purchased on 10/7/14 – 3/25/15 to be repurchased at $166,024,335, collateralized by various Corporate Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.00% to 6.20%, due 1/29/18 to 2/25/47, original par and fair values of $1,066,422,232 and $198,973,837, respectively)	166,000	166,000,000
Total Value of BNP Paribas Securities Corp (collateral value of $198,973,837)		166,000,000
Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.08%, 4/01/15 (Purchased on 9/29/14 to be repurchased at $100,040,889, collateralized by various U.S. Treasury Obligations, 0.13% to 1.38%, due 4/15/17 to 2/15/44, original par and fair values of $91,846,100 and $102,000,059, respectively)	$100,000	$100,000,000
Citigroup Global Markets, Inc., 0.11%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $78,000,238, collateralized by various U.S. Treasury Obligations, 1.13% to 3.63%, due 3/31/16 to 2/15/44, original par and fair values of $76,541,891 and $79,560,013, respectively) (e)	78,000	78,000,000
Citigroup Global Markets, Inc., 0.13%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $75,000,271, collateralized by various U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 2.25%, due 3/31/21 to 9/15/44, original par and fair values of $73,959,243 and $76,516,051, respectively)	75,000	75,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $258,076,123)		253,000,000
Credit Suisse Securities (USA) LLC, 0.38%, 4/01/15 (Purchased on 3/03/15 to be repurchased at $1,057,446,597, collateralized by various Corporate Debt Obligations, 0.00% to 6.00%, due 7/25/53 to 8/26/58, original par and fair values of $1,607,232,460 and $1,329,665,443, respectively)	1,057,123	1,057,123,000
Credit Suisse Securities (USA) LLC, 0.63%, 5/06/15 (Purchased on 3/31/15 to be repurchased at $400,252,000, collateralized by various Corporate Debt Obligations, 0.00% to 3.21%, due 7/27/36 to 5/31/45, original par and fair values of $584,547,728 and $500,001,309, respectively) (f)	400,000	400,000,000

176	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.38%, 4/07/15 (Purchased on 3/31/15 to be repurchased at $250,018,472, collateralized by various Corporate Debt Obligations, 0.00% to 8.34%, due 5/15/20 to 4/25/57, original par and fair values of $432,659,360 and $301,973,575, respectively)	$250,000	$250,000,000
Credit Suisse Securities (USA) LLC, 0.13%, 04/01/15 (Purchased on 2/23/15 to be repurchased at $108,104,430, collateralized by various Corporate Debt Obligations , 0.00% to 6.27%, due 8/01/39 to 5/31/45, original par and fair values of $126,995,000, and $126,806,779, respectively)	108,000	108,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $2,258,447,106)		1,815,123,000
Deutsche Bank Securities, Inc., 0.15%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $78,000,325, collateralized by a U.S. Treasury Obligation, 1.38%, due 2/29/20, original par and fair value of $79,636,976 and $79,560,009, respectively) (e)	78,000	78,000,000
Total Value of Deutsche Bank Securities, Inc., (collateral value of $79,560,009)		78,000,000
Federal Reserve Bank of New York, 0.05%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $3,400,004,722, collateralized by a U.S. Treasury Obligation, 3.13%, due 2/15/42, original par and fair value of $3,041,099,300 and $3,400,004,799, respectively)	3,400,000	3,400,000,000
Federal Reserve Bank of New York, 0.10%, 4/06/15 (Purchased on 3/31/15 to be repurchased at $2,500,041,667, collateralized by various U.S. Teasury Obligations, 3.50% to 3.63, due 2/15/18 to 2/15/21, original par and fair values of $2,319,274,700 and $2,500,013,983, respectively)	2,500,000	2,500,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $5,900,018,782)		5,900,000,000
Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.16%, 4/01/15 (Purchased on 3/25/15 to be repurchased at $583,018,138, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 38.86%, due 8/15/19 to 10/15/49, orginal par and fair value of $11,698,997,403 and $627,199,966, respectively)	$583,000	$583,000,000
Goldman Sachs & Co., 0.16%, 4/02/15 (Purchased on 3/27/15 to be repurchased at $34,000,907, collateralized by various U.S. Government Sponsored Agency Obligations, 4.50% to 8.46%, due 10/15/35 to 9/15/44, orginal par and fair values of $50,578,057 and $36,380,000, respectively)	34,000	34,000,000
Total Value of Goldman Sachs & Co. (collateral value of $663,579,966)		617,000,000
HSBC Securites (USA) Inc., 0.15%, 4/01/15 (Purchased on 8/01/14 – 10/07/14 to be repurchased at $100,073,333, collateralized by various Corporate Debt Obligations, 3.75% to 9.13%, due 10/1/15 to 11/15/24, original par and fair values of $105,035,000 and $105,004,268, respectively)	100,000	100,000,000
HSBC Securities (USA) Inc., 0.23%, 4/01/15 (Purchased on 3/11/14 – 2/06/15 to be repurchased at $215,485,491, collateralized by various Corporate Debt Obligations, 0.22% to 10.18%, due 4/30/15 to 10/1/36, original par and fair values of $210,830,000 and $222,154,571, respectively)	215,000	215,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $327,158,839)		315,000,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	177

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.38%, 4/01/15 (Purchased on 3/25/13 to be repurchased at $60,466,767, collateralized by various Corporate Debt Obligations, 4.91% to 5.34%, due 5/25/36, original par and fair values of $155,825,000 and $75,002,286, respectively)	$60,000	$60,000,000
J.P. Morgan Securities LLC, 0.46%, 5/06/15 (Purchased on 3/31/2015 to be repurchased at $150,069,000, collateralized by various Corporate Debt Obligations, 0.00% to 7.48%, due 5/25/19 to 3/18/51, original par and fair values of $1,871,644,666 and $160,505,144, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.65%, 7/01/15 (Purchased on 3/31/2015 to be repurchased at $150,249,167, collateralized by various Corporate Debt Obligations, 0.00% to 6.42%, due 1/15/24 to 4/22/46, orginal par and fair values of $272,437,729 and $187,500,817, respectlivey), respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.77%, 7/01/15 (Purchased on 3/31/2015 to be repurchased at $200,393,556, collateralized by various Corporate Debt Obligations, 0.00% to 7.50%, due 1/25/19 to 3/12/51, original par and fair values of $4,492,286,473 and $236,133,980, respectively) (f)	200,000	200,000,000
J.P. Morgan Securities LLC, 0.54%, 5/06/15 (Purchased on 03/31/2015 to be repurchased at $150,081,000, collateralized by various Corporate Debt Obligations, 0.00% to 7.20%, due 7/2/20 to 4/22/46, original par and fair values of $242,458,647 and $187,500,536, respectively) (f)	150,000	150,000,000
Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.56%, 5/19/15 (Purchased on 02/18/2015 to be repurchased at $126,176,400, collateralized by various Corporate Debt Obligations, 0.00% to 7.38%, due 7/15/18 to 9/01/42, original par and fair values of $94,061,899 and $157,503,012, respectively)	$126,000	$126,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $1,004,145,775)		836,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, 4/01/15 (Purchased on 3/25/15 to be repurchased at $262,008,151, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.93%, due 2/25/21 to 1/25/48, original par and fair values of $4,923,667,424 and $274,288,800, respectively)	262,000	262,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc., (collateral value of $274,288,800)		262,000,000
Morgan Stanley & Co. LLC, 0.10%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $50,000,139, collateralized by various U.S. Treasury Obligations, 2.25% to 3.63%, due 3/31/16 to 2/15/21, original par and fair values of $50,007,900 and $51,000,051, respectively)	50,000	50,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $51,000,051)		50,000,000
RBC Capital Markets LLC, 0.10%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $200,000,556, collateralized by various Corporate Debt Obligations, 0.00% to 10.20%, due 4/15/15 to 12/31/49, orginal par and fair values of $205,226,027 and $214,027,142, respectively)	200,000	200,000,000

178	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.11%, 4/01/15 (Purchased on 3/28/14 to be repurchased at $72,081,180, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 6.23%, due 4/15/15 to 9/15/39, original par and fair values of $72,814,450 and $73,440,665, respectively)	$72,000	$72,000,000
RBC Capital Markets LLC, 0.11%, 4/01/15 (Purchased on 6/12/14 to be repurchased at $51,045,659, collateralized by various Corporate Debt Obligations, 0.00% to 10.20%, due 4/6/16 to 3/1/45, orginal par and fair values of $50,263,716 and $53,550,000, respectively)	51,000	51,000,000
Total Value of RBC Capital Markets LLC (collateral value of $341,017,807)		323,000,000
Wells Fargo Securities, LLC, 0.23%, 4/01/15 (Purchased on 8/5/14 to be repurchased at $320,488,622, collateralized by various Corporate Debt Obligations, 0.00% to 9.75%, due 6/1/17 to 1/15/48, orginal par and fair values of $719,896,473 and $342,400,000, respectively)	320,000	320,000,000
Wells Fargo Securities, LLC, 0.48%, 4/15/15 (Purchased on 1/15/15 to be repurchased at $93,126,618, collateralized by various Corporate Debt Obligations, 0.00% to 10.75%, due 4/1/15 to 2/15/98, original par and fair values of $91,164,751 and $97,665,751, respectively)	93,015	93,015,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.41%, 5/05/15 (Purchased on 2/3/15 to be repurchased at $150,155,458, collateralized by various Corporate Debt Obligations, 0.00% to 5.00%, due 4/1/15 to 9/1/30, original par and fair values of $157,661,734 and $157,500,000, respectively)	$150,000	$150,000,000
Wells Fargo Securities, LLC, 0.42%, 5/06/15 (Purchased on 5/6/15 to be repurchased at $140,148,633, collateralized by various Corporate Debt Obligations, 0.00%, due 4/6/15 to 6/8/15, original par and fair values of $147,392,746 and $147,000,000, respectively)	140,000	140,000,000
Wells Fargo Securities, LLC, 0.67%, 6/15/15 (Purchased on 3/16/15 to be repurchased at $110,186,297, collateralized by various Corporate Debt Obligations, 0.00% to 4.48%, due 1/17/20 to 8/27/51, original par and fair values of $153,186,368 and $137,500,000, respectively)	110,000	110,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $882,065,751)		813,015,000
Total Repurchase Agreements — 27.3%		11,428,138,000
Total Investments (Cost — $41,736,820,881*) — 99.6%		41,736,820,881
Other Assets Less Liabilities — 0.4%		171,140,846

Net Assets — 100.0%		$41,907,961,727

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. (b) Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Traded in a joint account.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	179

Schedule of Investments (concluded)	Money Market Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report

As of March 31, 2015, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$41,736,820,881	—	$41,736,820,881

[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, cash of $162,738,566 is categorized as Level 1 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

180	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.3%
State Street Bank & Trust, 0.31%, 10/01/15 (a)	$50,000	$50,000,000
Wells Fargo Bank NA (a):
0.26%, 7/01/15	75,000	75,000,000
0.27%, 7/09/15	100,000	100,000,000
0.28%, 7/23/15	62,000	62,004,153
0.29%, 12/08/15	100,000	100,000,000
0.31%, 2/12/16	100,000	100,000,000
0.32%, 4/01/16	80,000	80,000,000

		567,004,153
Yankee (b) — 25.5%
Bank of Montreal, Chicago:
0.26%, 6/03/15 (a)	75,000	75,000,388
0.19%, 6/16/15	250,000	250,000,000
0.26%, 7/17/15 (a)	87,000	87,000,000
0.26%, 8/07/15 (a)	75,000	75,000,000
0.28%, 10/09/15 (a)	100,000	100,000,000
0.28%, 10/13/15 (a)	75,000	75,000,000
Bank of Nova Scotia, Houston (a):
0.26%, 10/07/15	50,000	50,000,000
0.26%, 11/06/15	31,000	31,000,000
0.29%, 12/09/15 (c)	100,000	100,000,000
0.40%, 2/29/16	75,000	75,055,814
Bank of Tokyo-Mitsubishi UFJ, Ltd. New York:
0.03%, 4/01/15	250,000	250,000,000
0.04%, 4/01/15	400,000	400,000,000
BNP Paribas SA, New York:
0.26%, 5/05/15	100,000	100,000,000
0.24%, 6/10/15	100,000	100,000,000
Canadian Imperial Bank of Commerce, New York (a):
0.33%, 6/01/15	162,470	162,470,000
0.25%, 6/17/15	75,000	75,000,000
0.26%, 8/21/15	25,000	24,999,514
0.28%, 1/26/16	125,000	125,000,000
0.29%, 2/10/16	150,000	150,000,000
Credit Industriel et Commercial, New York:
0.30%, 4/16/15	78,750	78,750,000
0.30%, 5/15/15	135,000	135,000,000
0.32%, 6/08/15	143,000	143,000,000
Mitsubishi UFJ Trust & Banking Corp., New York:
0.25%, 4/02/15	50,000	50,000,000
0.26%, 4/06/15	200,000	200,000,000
0.25%, 5/12/15	50,000	50,000,000
0.32%, 8/06/15 (a)	50,000	50,000,000
Mizuho Bank Ltd., New York:
0.24%, 5/04/15	74,500	74,500,000
0.25%, 5/11/15	50,000	50,000,000
Certificates of Deposit	Par (000)	Value
Yankee (b) (continued)
Mizuho Bank Ltd., New York (concluded):
0.27%, 6/18/15	$125,000	$125,000,000
0.27%, 7/24/15	175,000	175,000,000
National Bank of Canada, New York (a):
0.28%, 8/17/15	100,000	100,000,000
0.28%, 9/18/15	60,000	60,000,000
0.31%, 12/24/15	70,000	70,000,000
0.31%, 12/24/17	4,300	4,300,000
Natixis, New York:
0.05%, 4/01/15	200,000	200,000,000
0.28%, 7/01/15	200,000	200,000,000
Norinchukin Bank, New York, 0.24%, 5/22/15	150,000	150,000,000
Rabobank Nederland, New York (a):
0.32%, 6/12/15	50,000	50,000,000
0.28%, 7/17/15	100,000	100,000,000
0.27%, 11/09/15	100,000	100,000,000
0.27%, 12/21/15	120,000	120,000,000
0.30%, 2/22/16	75,000	75,000,000
Royal Bank of Canada, New York (a):
0.26%, 9/03/15	100,000	100,000,000
0.28%, 9/10/15	115,000	115,000,000
0.26%, 10/14/15	50,000	50,000,000
0.27%, 11/10/15	70,000	70,000,000
0.28%, 3/16/16	50,000	50,000,000
Sumitomo Mitsui Trust Bank Corp. New York:
0.27%, 5/07/15	100,000	100,000,000
0.26%, 5/12/15	150,000	150,000,000
0.25%, 6/18/15	100,000	100,000,000
0.30%, 7/02/15 (a)	175,000	175,000,000
0.31%, 7/06/15 (a)	100,000	100,003,023
0.31%, 8/25/15 (a)	125,000	125,000,000
Toronto-Dominion Bank, New York:
0.24%, 4/22/15	125,000	125,000,000
0.27%, 6/01/15	75,000	75,000,000
0.24%, 8/04/15 (a)	50,000	50,000,000
0.27%, 8/06/15	50,000	50,000,000
0.30%, 8/10/15	100,000	100,000,000
0.28%, 9/04/15	100,000	100,000,000
0.27%, 10/06/15 (a)	50,000	50,000,000
0.28%, 2/25/16 (a)	50,000	50,000,000

		6,401,078,739
Total Certificates of Deposit — 27.8%		6,968,082,892

Commercial Paper
Alpine Securitization, 0.26%, 5/07/15 (d)	100,000	99,974,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	181

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Australia & New Zealand Banking International Group Ltd., London (a):
0.27%, 5/08/15	$25,000	$25,000,000
0.27%, 5/12/15 (c)	25,000	25,000,000
0.26%, 6/03/15	100,000	100,000,000
0.30%, 9/08/15	100,000	100,000,000
0.27%, 11/13/15	100,000	100,000,000
0.28%, 11/24/15	59,000	58,998,268
Bank of Nova Scotia, 0.27%, 4/28/15 (d)	75,000	74,984,812
Banque ET Caisse Epargne, 0.26%, 7/06/15 (d)	100,000	99,930,667
Barton Capital Corp., 0.21%, 5/11/15 (d)	65,000	64,984,833
Bedford Row Funding Corp.:
0.35%, 8/07/15 (d)	100,000	99,875,556
0.32%, 2/18/16 (a)	100,000	100,000,000
0.31%, 2/26/16 (a)	35,000	35,000,000
0.32%, 3/02/16 (a)	80,000	80,000,000
0.32%, 3/07/16 (a)(c)	50,000	50,000,000
BNP Paribas Finance, Inc., 0.24%, 5/20/15 (d)	150,000	149,951,000
Caisse des Depots et Consignations (d):
0.23%, 4/17/15	75,000	74,992,333
0.23%, 5/05/15	48,196	48,185,531
0.27%, 6/22/15	50,000	49,969,250
0.27%, 7/08/15	70,000	69,948,550
Chariot Funding LLC (d):
0.25%, 6/09/15	97,800	97,753,137
0.27%, 6/22/15	100,000	99,938,500
0.27%, 6/29/15	50,000	49,966,625
Ciesco LLC (d):
0.18%, 6/08/15	50,000	49,983,000
0.18%, 6/09/15	50,000	49,982,750
Collateralized Commercial Paper Co. LLC (d):
0.30%, 5/04/15	50,000	49,986,250
0.30%, 6/04/15	100,000	99,946,667
0.30%, 7/24/15	70,000	69,933,500
Commonwealth Bank of Australia (a):
0.26%, 5/07/15 (c)	25,000	25,000,251
0.25%, 6/29/15 (c)	60,000	60,000,000
0.26%, 7/08/15	75,000	75,000,000
0.25%, 7/20/15	45,000	44,999,421
Commonwealth Bank of Australia (a) (concluded):
0.27%, 10/27/15 (c)	100,000	99,994,796
0.26%, 11/17/15	100,000	100,000,000
0.28%, 11/19/15	100,000	100,000,000
0.27%, 2/26/16	50,000	50,000,000
CRC Funding LLC, 0.28%, 8/06/15 (d)	100,000	99,901,222
Credit Suisse, New York, 0.27%, 7/02/15 (d)	250,000	249,827,500
Commercial Paper	Par (000)	Value
DBS Bank Ltd. (d):
0.24%, 4/02/15	$95,720	$95,719,362
0.23%, 5/19/15 (c)	100,000	99,969,333
0.25%, 6/16/15	75,000	74,961,208
Erste Abwicklungsanstalt (d):
0.24%, 6/15/15 (c)	150,000	149,925,000
0.24%, 6/17/15	55,400	55,371,561
0.25%, 7/01/15	70,000	69,955,764
Exxon Mobil Corp., 0.18%, 6/18/15 (d)	100,000	99,961,000
Fairway Finance Co. LLC (a):
0.24%, 9/02/15	60,000	59,997,821
0.24%, 9/04/15	40,000	39,998,528
Fortis Funding LLC, 0.03%, 4/01/15 (d)	250,000	250,000,000
HSBC Bank PLC (a):
0.25%, 5/07/15	40,000	40,000,000
0.25%, 5/08/15	75,000	75,000,000
0.24%, 7/06/15	75,000	75,000,000
0.26%, 10/16/15	110,000	110,000,058
0.28%, 11/19/15	92,500	92,500,000
0.31%, 1/13/16	100,000	100,000,000
Jupiter Securitization Co. LLC (d):
0.25%, 6/15/15	50,000	49,973,958
0.27%, 6/23/15	100,000	99,937,750
0.27%, 6/29/15	100,000	99,933,250
0.27%, 7/02/15	25,000	24,982,750
Kells Funding LLC:
0.27%, 4/02/15 (a)(c)	65,000	65,000,000
0.19%, 6/26/15 (d)	50,000	49,977,306
0.25%, 10/30/15 (a)	125,650	125,635,446
0.27%, 1/13/16 (a)	100,000	100,000,000
Matchpoint Master Trust, 0.32%, 5/18/15 (d)	25,000	24,989,556
Mitsubishi UFJ Trust & Banking Corp. (d):
0.23%, 4/13/15	25,000	24,998,083
0.25%, 5/13/15 (c)	100,000	99,970,833
0.25%, 5/22/15 (c)	75,000	74,973,438
National Australia Bank Ltd., New York, 0.28%, 10/08/15 (a)	100,000	100,000,000
National Australia Funding (a):
0.26%, 11/04/15	50,000	50,000,000
0.27%, 11/09/15 (c)	50,000	50,000,000
Nederlandse Waterschapsbank NV (a):
0.25%, 7/09/15	50,000	50,000,000
0.25%, 10/01/15	120,000	120,000,000
0.32%, 12/22/15	100,000	100,000,000
Nieuw Amsterdam Receivables Corp., 0.20%, 5/18/15 (c)(d)	50,705	50,691,760
Nordea Bank AB, 0.23%, 4/16/15 (c)(d)	97,250	97,240,883

182	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Old Line Funding LLC (d):
0.22%, 4/21/15	$50,000	$49,993,889
0.23%, 5/13/15	50,000	49,986,583
0.23%, 5/14/15	50,000	49,986,264
0.27%, 6/22/15	70,333	70,289,745
0.22%, 6/23/15	100,000	99,949,278
Oversea Chinese Banking, Corp. Ltd., 0.23%, 4/09/15 (d)	100,000	99,994,889
PSP Capital, Inc. (d):
0.25%, 6/16/15	30,000	29,984,167
0.33%, 10/26/15	50,000	49,904,667
Rabobank USA Financial Corp. (d):
0.26%, 4/14/15	100,000	99,990,792
0.24%, 7/14/15	52,000	51,963,947
Skandinaviska Enskilda Banken AB (d):
0.23%, 6/19/15	73,000	72,963,155
0.25%, 6/22/15	150,000	149,914,583
Starbird Funding Corp., 0.32%, 5/27/15 (d)	50,000	49,975,111
Sumitomo Mitsui Trust Bank Corp. Ltd., 0.27%, 7/02/15 (d)	125,000	124,913,750
Svenska Handelsbanken, Inc., 0.26%, 7/02/15 (d)	100,000	99,933,556
Thunder Bay Funding LLC:
0.22%, 4/13/15 (d)	50,000	49,996,333
0.22%, 5/01/15 (d)	90,461	90,444,415
0.27%, 6/18/15 (d)	35,000	34,979,525
0.27%, 6/24/15 (d)	50,000	49,968,500
0.28%, 12/14/15 (a)	92,000	92,000,000
Toyota Motor Corp. (d):
0.27%, 7/08/15	74,750	74,695,059
0.25%, 7/30/15	50,000	49,958,333
United Overseas Bank Ltd. (d):
0.26%, 7/07/15	97,000	96,932,046
0.27%, 7/09/15 (c)	40,000	39,970,300
0.26%, 7/13/15 (c)	20,000	19,985,122
Versailles Commercial Paper LLC (d):
0.25%, 4/20/15	50,000	49,993,403
0.25%, 6/02/15	75,000	74,967,708
Westpac Banking Corp.:
0.26%, 4/09/15 (a)(c)	40,000	40,000,000
0.25%, 7/02/15 (c)(d)	100,000	99,936,111
0.27%, 8/12/15 (a)	25,000	25,001,063
Westpac Banking Corp. (concluded):
0.27%, 11/20/15 (a)	100,000	100,000,000
0.28%, 3/18/16 (a)	75,000	75,000,000
Westpac Securities NZ Ltd.:
0.25%, 4/07/15 (d)	75,000	74,996,875
0.28%, 7/07/15 (d)	55,400	55,358,204
0.27%, 8/10/15 (a)(c)	100,000	100,000,000
Total Commercial Paper — 33.4%		8,369,600,440
Corporate Notes	Par (000)	Value
Bank of Montreal (a):
0.74%, 9/11/15	$42,305	$42,391,944
0.52%, 9/24/15	25,000	25,029,164
Nederlandse Waterschapsbank NV, 0.34%, 11/04/15 (a)(c)	100,000	100,056,779
Royal Bank of Canada, 0.55%, 5/01/15	32,000	32,007,888
Svenska Handelsbanken AB, 0.33%, 9/15/15 (a)(c)	108,200	108,200,000
The Toronto-Dominion Bank, 0.46%, 11/06/15 (a)	24,000	24,026,939
Total Corporate Notes — 1.3%		331,712,714

Time Deposits
Credit Agricole North America, Inc., 0.05%, 4/01/15	340,000	340,000,000
Skandinaviska Enskilda Banken AB, 0.04%, 4/01/15	293,000	293,000,000
Total Time Deposits — 2.5%		633,000,000

U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank, 0.12%, 5/21/15 (a)	100,000	100,000,000
Total U.S. Government Sponsored Agency Obligations — 0.4%		100,000,000

Repurchase Agreements
BNP Paribas Securities Corp., 0.13%, 4/01/15 (Purchased on 10/07/14 to be repurchased at $84,053,387, collateralized by various Corporate Debt Obligations, 0.00% to 4.53%,due 1/16/18 to 9/15/72, original par and fair values of $4,675,605,397 and $92,846,550, respectively)	84,000	84,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $92,846,550)		84,000,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	183

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.11%, 4/01/15 (Purchased on 3/31/2015 to be repurchased at $45,500,139, collateralized by various U.S. Treasury Obligations, 1.13% to 3.63%, due 3/31/16 to 2/15/44, original par and fair values of $44,649,436 and $46,410,007, respectively) (e)	$45,500	$45,500,000
Total Value of Citigroup Global Markets, Inc., (collateral value of $46,410,007)		45,500,000
Credit Suisse Securities (USA) LLC, 0.38%, 4/07/15 (Purchased on 3/31/15 to be repurchased at $135,009,975, collateralized by various Government Sponsored Agency Obligations, 0.00%, due 12/25/53 to 8/28/57, original par and fair values of $191,026,000 and $170,326,781, respectively)	135,000	135,000,000
Credit Suisse Securities (USA) LLC, 0.38%, 4/01/15 (Purchased on 3/03/15 to be repurchased at $615,304,294, collateralized by a Corporate Debt Obligation, 0.00%, due 8/26/58, original par and fair value of $775,135,697 and $775,135,697, respectively)	615,116	615,116,000
Credit Suisse Securities (USA) LLC, 0.63%, 5/06/15 (Purchased on 3/31/15 to be repurchased at $50,031,500, collateralized by a Corporate Debt Obligation, 0.00%, due 5/31/45, original par and fair value of $69,020,000 and $62,504,319, respectively) (f)	50,000	50,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,007,966,797 )		800,116,000
Deutsche Bank Securities, Inc., 0.15%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $45,600,190, collateralized by a U.S. Treasury Obligation, 1.38%, due 2/29/20, original par and fair value of $46,557,001 and $46,512,005, respectively) (e)	45,600	45,600,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $46,512,005)		45,600,000
Repurchase Agreements	Par (000)	Value
Federal Reserve Bank of New York, 0.05%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $3,800,005,278, collateralized by a U.S. Treasury Obligation, 4.75%, due 2/15/41, original par and fair value of $2,644,064,200 and $3,800,005,390, respectively)	$3,800,000	$3,800,000,000
Federal Reserve Bank of New York, 0.10%, 4/06/15 (Purchased on 3/30/15 to be repurchased at $2,500,048,611, collateralized by various U.S. Treasury Obligations, 3.13% to 4.25%, due 2/15/18 to 5/15/39, original par and fair values of $2,131,876,100 and $2,500,013,940, respectively)	2,500,000	2,500,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $6,300,019,330)		6,300,000,000
HSBC Securities (USA), Inc., 0.12%, 4/01/15 (Purchased on 7/01/14 to be repurchased at $15,013,700, collateralized by a U.S. Treasury Obligation, 3.50%, due 11/01/42, original par and fair value of $17,215,000 and $15,303,463, respectively)	15,000	15,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $15,303,463)		15,000,000
J.P. Morgan Securities LLC, 0.18%, 4/01/15 (Purchased on 3/25/13 to be repurchased at $50,184,250, collateralized by various Corporate Debt Obligations, 0.46% to 6.67%, due 8/25/28 to 7/15/44, original par and fair values of $698,251,615 and $53,500,073, respectively)	50,000	50,000,000
J.P. Morgan Securities LLC, 0.38%, 4/01/15 (Purchased on 3/25/13 to be repurchased at $30,233,383, collateralized by various Corporate Debt Obligations, 0.32% to 0.41%, due 5/15/35 to 5/15/37, original par and fair values of $403,443,500 and $37,500,092, respectively)	30,000	30,000,000

184	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.46%, 5/06/15 (Purchased on 3/31/15 to be repurchased at $125,057,500, collateralized by various U.S. Government Agency Debt Obligations, 0.00% to 6.07%, due 11/15/28 to 2/12/51, original par and fair values of $1,641,487,500 and $133,750,966, respectively) (f)	$125,000	$125,000,000
J.P. Morgan Securities LLC, 0.54%, 5/06/15 (Purchased on 3/31/15 to be repurchased at $45,024,300, collateralized by various Corporate Debt Obligations, 0.29% to 4.92%, due 9/25/31 to 9/25/46, original par and fair values of $99,352,000 and $56,252,351, respectively) (f)	45,000	45,000,000
J.P. Morgan Securities LLC, 0.65%, 7/01/15 (Purchased on 3/31/15 to be repurchased at $45,074,750, collateralized by various Corporate Debt Obligations, 0.24% to 9.19%, due 4/19/26 to 9/25/46, original par and fair values of $233,640,521 and $56,253,054, respectively) (f)	45,000	45,000,000
J.P. Morgan Securities LLC, 0.55%, 4/06/15 (Purchased on 1/06/15 to be repurchased at $100,137,500, collateralized by various Corporate Debt Obligations, 0.24% to 5.73%, due 4/18/26 to 9/01/42, original par and fair values of $312,960,933 and $125,000,746, respectively)	100,000	100,000,000
J.P. Morgan Securities LLC, 0.56%, 5/19/15 (Purchased on 2/18/15 to be repurchased at $40,056,000, collateralized by various Government Agency Obligations, 0.41% to 4.91%, due 02/25/36 to 5/25/36, original par and fair values of $124,490,000 and $50,000,539 respectively)	40,000	40,000,000
Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.77%, 7/01/15 (Purchased on 03/31/15 to be repurchased at $50,098,389, collateralized by various Corporate Debt Obligations, 0.47% to 5.65%, due 8/15/27 to 11/10/45, original par and fair values of $66,033,000 and $57,502,238, respectively) (f)	$50,000	$50,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $569,760,059)		485,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.63%, 5/18/15 (Purchased on 3/31/15 to be repurchased at $110,088,550, collateralized by various Corporate Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.37% to 5.24%, due 4/10/37 to 1/19/38, original par and fair values of $308,967,483 and $137,500,000, respectively) (f)	110,000	110,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $137,500,000)		110,000,000
Morgan Stanley & Co. LLC, 0.12%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $75,000,250, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 9.25%, due 7/28/15 to 2/20/45, original par and fair values of $91,648,350 and $76,500,000, respectively)	75,000	75,000,000
Morgan Stanley & Co. LLC (collateral value of $76,500,000)		75,000,000
RBC Capital Markets LLC, 0.10%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $63,000,175, collateralized by various Corporate Debt Obligations, 0.00% to 9.00%, due 4/14/15 to 10/16/44, original par and fair values of $66,238,205 and $66,150,001, respectively)	63,000	63,000,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	185

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.11%, 4/01/15 (Purchased on 3/28/14 to be repurchased at $25,028,188, collateralized by various U.S. Government Agency Debt Obligations, 0.00 to 2.00%, due 4/27/15 to 3/25/20, original par and fair values of $26,267,682 and $26,250,001, respectively)	$25,000	$25,000,000
RBC Capital Markets LLC, 0.20%, 4/01/15 (Purchased on 3/25/15 to be repurchased at $100,003,889, collateralized by various Corporate Debt Obligations, 0.00% to 2.00%, due 4/15/15 to 3/15/45, original par and fair values of $114,410,917 and $105,000,000, respectively)	100,000	100,000,000
RBC Capital Markets LLC, 0.11%, 4/01/15 (Purchased on 6/13/14 to be repurchased at $16,014,276, collateralized by various Corporate Debt Obligations, 0.00% to 10.20%, due 1/25/16 to 12/31/49, original par and fair values of $17,607,836 and $16,800,001, respectively)	16,000	16,000,000
Total Value of RBC Capital Markets LLC (collateral value of $214,200,003)		204,000,000
Wells Fargo Securities LLC, 0.23%, 4/01/15 (Purchased on 8/05/14 to be repurchased at $180,274,850, collateralized by various Corporate Debt Obligations, 0.42% to 3.27%, due 3/20/17 to 6/14/37, original par and fair values of $288,642,090 and $192,600,000, respectively)	180,000	180,000,000
Wells Fargo Securities LLC, 0.48%, 4/10/15 (Purchased on 1/12/15 to be repurchased at $50,058,667, collateralized by various Corporate Debt Obligations, 0.56% to 9.70%, due 6/01/15 to 3/15/34, original par and fair values of $48,095,186 and $51,500,001, respectively)	50,000	50,000,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.48%, 4/15/15 (Purchased on 1/15/15 to be repurchased at $36,749,046, collateralized by various Corporate Debt Obligations, 1.10% to 7.90%, due 5/01/15 to 12/15/34, original par and fair values of $35,208,626 and $37,806,151, respectively)	$36,705	$36,705,000
Wells Fargo Securities LLC, 0.41%, 5/05/15 (Purchased on 2/03/15 to be repurchased at $100,103,639, collateralized by various Corporate Debt Obligations, 0.00% due 4/29/15 to 7/01/15, original par and fair values of $102,077,970 and $102,000,001, respectively)	100,000	100,000,000
Wells Fargo Securities LLC, 0.42%, 5/06/15 (Purchased on 2/04/15 to be repurchased at $59,062,638, collateralized by various Corporate Debt Obligations, 0.55% to 8.88%, due 4/01/15 to 3/15/35, original par and fair values of $56,855,577 and $60,770,000, respectively)	59,000	59,000,000
Wells Fargo Securities LLC, 0.67%, 6/15/15 (Purchased on 3/16/15 to be repurchased at $55,093,149, collateralized by various Corporate Debt Obligations, 0.00% to 5.57%, due 10/20/25 to 8/15/50, original par and fair values of $98,702,380 and $68,750,001, respectively)	55,000	55,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $513,426,154)		480,705,000
Total Repurchase Agreements — 34.4%		8,644,921,000

186	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $25,047,317,046*) — 99.8%	$25,047,317,046
Other Assets Less Liabilities — 0.2%	37,930,523

Net Assets — 100.0%	$25,085,247,569

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Traded in a joint account.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	187

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

As of March 31, 2015, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$25,047,317,046	—	$25,047,317,046

[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, cash of $35,977,232 is categorized as Level 1 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

188	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
B/E Aerospace, Inc. (a)	16,699	$1,062,390
The Boeing Co.	115,537	17,339,793
Exelis, Inc.	30,095	733,415
General Dynamics Corp.	48,461	6,577,612
Hexcel Corp. (a)	15,523	798,193
Honeywell International, Inc.	124,080	12,942,785
Huntington Ingalls Industries, Inc.	7,792	1,092,049
KLX, Inc. (b)	8,377	322,850
L-3 Communications Holdings, Inc.	13,674	1,720,052
Lockheed Martin Corp.	42,938	8,714,696
Northrop Grumman Corp.	32,011	5,152,491
Orbital ATK, Inc.	9,375	718,406
Precision Castparts Corp. (a)	22,942	4,817,820
Raytheon Co.	49,578	5,416,396
Rockwell Collins, Inc.	21,483	2,074,184
Spirit Aerosystems Holdings, Inc., Class A (b)	19,119	998,203
Textron, Inc.	44,257	1,961,913
TransDigm Group, Inc. (a)	8,392	1,835,498
Triumph Group, Inc.	8,289	495,019
United Technologies Corp.	145,245	17,022,714
Vectrus, Inc. (b)	2,099	53,503

		91,849,982
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc. (a)	23,536	1,723,306
Expeditors International of Washington, Inc.	31,301	1,508,082
FedEx Corp.	46,826	7,747,362
United Parcel Service, Inc., Class B	112,155	10,872,305

		21,851,055
Airlines — 0.7%
Alaska Air Group, Inc. (a)	21,797	1,442,525
American Airlines Group, Inc.	114,125	6,023,517
Copa Holdings SA, Class A (a)	5,301	535,242
Delta Air Lines, Inc.	134,366	6,041,095
Southwest Airlines Co.	109,639	4,857,008
Spirit Airlines, Inc. (b)	11,544	893,044
United Continental Holdings, Inc. (a)(b)	59,194	3,980,797

		23,773,228
Auto Components — 0.4%
Allison Transmission Holdings, Inc.	21,439	684,762
BorgWarner, Inc. (a)	36,245	2,192,097
Gentex Corp. (a)	46,316	847,583
The Goodyear Tire & Rubber Co.	43,674	1,182,692
Johnson Controls, Inc.	105,249	5,308,759
Lear Corp.	12,896	1,429,135
TRW Automotive Holdings Corp. (b)	17,562	1,841,376
Common Stocks	Shares	Value
Auto Components (concluded)
Visteon Corp. (b)	6,985	$673,354

		14,159,758
Automobiles — 0.7%
Ford Motor Co.	615,324	9,931,329
General Motors Co.	254,108	9,529,050
Harley-Davidson, Inc.	34,620	2,102,819
Tesla Motors, Inc. (a)(b)	15,065	2,843,820
Thor Industries, Inc. (a)	7,311	462,128

		24,869,146
Banks — 5.3%
Associated Banc-Corp	23,640	439,704
Bank of America Corp.	1,666,027	25,640,155
Bank of Hawaii Corp. (a)	7,064	432,387
BankUnited, Inc.	16,150	528,751
BB&T Corp. (a)	113,867	4,439,674
BOK Financial Corp. (a)	4,336	265,450
CIT Group, Inc.	29,023	1,309,518
Citigroup, Inc.	481,286	24,795,855
Citizens Financial Group, Inc.	25,569	616,980
City National Corp.	7,558	673,267
Comerica, Inc.	28,816	1,300,466
Commerce Bancshares, Inc. (a)	13,569	574,240
Cullen/Frost Bankers, Inc. (a)	8,411	581,032
East West Bancorp, Inc.	22,755	920,667
Fifth Third Bancorp	134,822	2,541,395
First Horizon National Corp. (a)	37,590	537,161
First Niagara Financial Group, Inc.	56,488	499,354
First Republic Bank	21,828	1,246,160
Fulton Financial Corp.	28,489	351,554
Huntington Bancshares, Inc.	131,280	1,450,644
JPMorgan Chase & Co.	599,613	36,324,556
KeyCorp	140,045	1,983,037
M&T Bank Corp. (a)	20,844	2,647,188
PacWest Bancorp (a)	16,179	758,633
The PNC Financial Services Group, Inc. (c)	84,636	7,891,461
Popular, Inc. (b)	16,439	565,337
Regions Financial Corp.	218,633	2,066,082
Signature Bank (a)(b)	7,983	1,034,437
SunTrust Banks, Inc.	84,453	3,470,174
SVB Financial Group (b)	8,001	1,016,447
Synovus Financial Corp.	22,074	618,293
TCF Financial Corp. (a)	26,497	416,533
US Bancorp	272,179	11,886,057
Wells Fargo & Co.	756,599	41,158,986
Zions Bancorporation	32,184	868,968

		181,850,603
Beverages — 1.8%
Brown-Forman Corp., Class B	24,392	2,203,817
The Coca-Cola Co.	629,067	25,508,667

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	189

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Beverages (concluded)
Coca-Cola Enterprises, Inc.	37,400	$1,653,080
Constellation Brands, Inc., Class A (b)	25,431	2,955,336
Dr Pepper Snapple Group, Inc.	31,130	2,443,082
Molson Coors Brewing Co., Class B	21,555	1,604,770
Monster Beverage Corp. (b)	22,693	3,140,598
PepsiCo, Inc.	240,195	22,967,446

		62,476,796
Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc. (b)	31,345	5,432,088
Alkermes PLC (b)	22,919	1,397,371
Alnylam Pharmaceuticals, Inc. (b)	11,429	1,193,416
Amgen, Inc.	119,940	19,172,409
Biogen Idec, Inc. (b)	37,582	15,868,624
BioMarin Pharmaceutical, Inc. (b)	24,918	3,105,281
Celgene Corp. (b)	126,884	14,627,188
Gilead Sciences, Inc. (b)	243,304	23,875,422
Incyte Corp. Ltd. (a)(b)	22,928	2,101,580
Intercept Pharmaceuticals, Inc. (b)	2,119	597,600
Juno Therapeutics, Inc. (b)	1,662	100,817
Medivation, Inc. (b)	12,135	1,566,264
Myriad Genetics, Inc. (a)(b)	11,897	421,154
Pharmacyclics, Inc. (b)	9,650	2,469,917
Regeneron Pharmaceuticals, Inc. (b)	12,497	5,642,146
Seattle Genetics, Inc. (a)(b)	16,062	567,792
United Therapeutics Corp. (b)	7,599	1,310,334
Vertex Pharmaceuticals, Inc. (b)	37,432	4,415,853

		103,865,256
Building Products — 0.2%
Allegion PLC	15,318	937,002
AO Smith Corp.	11,995	787,592
Armstrong World Industries, Inc. (b)	7,200	413,784
Fortune Brands Home & Security, Inc.	26,341	1,250,671
Lennox International, Inc.	7,092	792,105
Masco Corp.	56,544	1,509,725
Owens Corning	18,691	811,189
USG Corp. (a)(b)	14,814	395,534

		6,897,602
Capital Markets — 2.2%
Affiliated Managers Group, Inc. (b)	8,765	1,882,547
Ameriprise Financial, Inc.	30,094	3,937,499
Artisan Partners Asset Management, Inc., Class A	4,476	203,479
The Bank of New York Mellon Corp.	180,700	7,271,368
BlackRock, Inc. (c)	20,202	7,390,700
The Charles Schwab Corp.	178,143	5,422,673
E*Trade Financial Corp. (b)	45,766	1,306,848
Eaton Vance Corp. (a)	19,100	795,324
Common Stocks	Shares	Value
Capital Markets (concluded)
Federated Investors, Inc., Class B (a)	14,911	$505,334
Franklin Resources, Inc. (a)	62,886	3,227,309
The Goldman Sachs Group, Inc.	70,852	13,318,050
Invesco Ltd.	68,585	2,722,139
Lazard Ltd., Class A	11,481	603,786
Legg Mason, Inc.	16,476	909,475
LPL Financial Holdings, Inc. (a)	13,887	609,084
Morgan Stanley	243,031	8,673,776
Northern Trust Corp.	37,486	2,610,900
NorthStar Asset Management Group, Inc.	29,147	680,291
Raymond James Financial, Inc.	19,808	1,124,698
SEI Investments Co.	21,078	929,329
State Street Corp.	68,210	5,015,481
T. Rowe Price Group, Inc. (a)	41,642	3,372,169
TD Ameritrade Holding Corp. (a)	42,627	1,588,282
Waddell & Reed Financial, Inc., Class A (a)	13,533	670,425

		74,770,966
Chemicals — 2.4%
Air Products & Chemicals, Inc.	33,640	5,089,059
Airgas, Inc.	11,785	1,250,506
Albemarle Corp.	18,153	959,204
Ashland, Inc.	10,971	1,396,718
Axalta Coating Systems, Ltd. (b)	9,166	253,165
Cabot Corp.	10,252	461,340
Celanese Corp., Series A	24,731	1,381,474
CF Industries Holdings, Inc.	7,594	2,154,266
Cytec Industries, Inc.	11,390	615,516
The Dow Chemical Co.	190,783	9,153,768
E.I. du Pont de Nemours & Co.	145,509	10,399,528
Eastman Chemical Co.	23,824	1,650,050
Ecolab, Inc. (a)	42,245	4,831,983
FMC Corp. (a)	21,123	1,209,292
Huntsman Corp.	32,022	709,928
International Flavors & Fragrances, Inc.	12,892	1,513,521
LyondellBasell Industries NV, Class A	66,342	5,824,828
Monsanto Co.	76,628	8,623,715
The Mosaic Co.	53,047	2,443,345
NewMarket Corp. (a)	1,432	684,210
Platform Specialty Products Corp. (a)(b)	15,148	388,698
PPG Industries, Inc.	21,911	4,941,807
Praxair, Inc.	46,421	5,604,871
Rayonier Advanced Materials, Inc.	6,950	103,555
RPM International, Inc.	21,142	1,014,605
The Scotts Miracle-Gro Co., Class A	7,121	478,317
The Sherwin-Williams Co. (a)	13,647	3,882,571
Sigma-Aldrich Corp.	18,839	2,604,492

190	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
The Valspar Corp. (a)	13,423	$1,127,935
Westlake Chemical Corp.	6,531	469,840
WR Grace & Co. (b)	12,104	1,196,722

		82,418,829
Commercial Services & Supplies — 0.6%
The ADT Corp. (a)	27,642	1,147,696
Cintas Corp. (a)	15,956	1,302,488
Clean Harbors, Inc. (a)(b)	9,654	548,154
Copart, Inc. (b)	17,866	671,226
Covanta Holding Corp. (a)	17,170	385,123
Iron Mountain, Inc.	29,428	1,073,533
KAR Auction Services, Inc. (a)	22,189	841,629
Pitney Bowes, Inc. (a)	32,169	750,181
Republic Services, Inc.	42,111	1,708,022
Rollins, Inc. (a)	15,150	374,660
RR Donnelley & Sons Co. (a)	31,704	608,400
Stericycle, Inc. (a)(b)	13,429	1,885,834
Tyco International PLC	66,331	2,856,213
Waste Connections, Inc.	19,669	946,866
Waste Management, Inc. (a)	73,753	3,999,625

		19,099,650
Communications Equipment — 1.5%
Arista Networks, Inc. (a)(b)	1,065	75,114
ARRIS Group, Inc. (a)(b)	19,982	577,380
Brocade Communications Systems, Inc.	69,081	819,646
Cisco Systems, Inc.	811,611	22,339,593
CommScope Holding Co., Inc. (b)	9,921	283,145
EchoStar Corp., Class A (b)	6,855	354,541
F5 Networks, Inc. (b)	12,011	1,380,544
Harris Corp.	16,892	1,330,414
JDS Uniphase Corp. (b)	36,758	482,265
Juniper Networks, Inc.	64,546	1,457,449
Knowles Corp. (a)(b)	13,550	261,109
Motorola Solutions, Inc.	31,624	2,108,372
Palo Alto Networks, Inc. (a)(b)	8,689	1,269,289
QUALCOMM, Inc.	267,422	18,543,042
Riverbed Technology, Inc. (b)	25,507	533,351

		51,815,254
Construction & Engineering — 0.2%
AECOM Technology Corp. (b)	23,793	733,300
Chicago Bridge & Iron Co. NV (a)	15,643	770,574
Fluor Corp.	23,440	1,339,831
Jacobs Engineering Group, Inc. (b)	20,988	947,818
KBR, Inc.	23,426	339,209
Quanta Services, Inc. (b)	33,872	966,368

		5,097,100
Construction Materials — 0.1%
Eagle Materials, Inc. (a)	7,947	664,051
Common Stocks	Shares	Value
Construction Materials (concluded)
Martin Marietta Materials, Inc.	9,799	$1,369,900
Vulcan Materials Co.	20,740	1,748,382

		3,782,333
Consumer Finance — 0.8%
Ally Financial, Inc. (b)	42,906	900,168
American Express Co.	143,732	11,228,344
Capital One Financial Corp.	90,571	7,138,806
Discover Financial Services	73,896	4,164,040
Navient Corp.	63,686	1,294,736
Santander Consumer USA Holdings, Inc.	13,943	322,641
SLM Corp.	67,150	623,152
Synchrony Financial (b)	20,408	619,383

		26,291,270
Containers & Packaging — 0.4%
Aptargroup, Inc. (a)	10,394	660,227
Avery Dennison Corp.	15,112	799,576
Ball Corp.	22,108	1,561,709
Bemis Co., Inc. (a)	16,011	741,469
Crown Holdings, Inc. (a)(b)	21,988	1,187,792
Greif, Inc., Class A (a)	5,190	203,811
MeadWestvaco Corp.	26,625	1,327,789
Owens-Illinois, Inc. (b)	26,218	611,404
Packaging Corp. of America	15,596	1,219,451
Rock-Tenn Co., Class A	22,765	1,468,342
Sealed Air Corp.	34,242	1,560,066
Silgan Holdings, Inc.	6,939	403,364
Sonoco Products Co.	16,202	736,543

		12,481,543
Distributors — 0.1%
Genuine Parts Co.	24,352	2,269,363
LKQ Corp. (b)	47,884	1,223,915

		3,493,278
Diversified Consumer Services — 0.1%
Apollo Education Group, Inc. (b)	15,437	292,068
DeVry Education Group, Inc.	10,106	337,136
H&R Block, Inc.	43,490	1,394,725
Service Corp. International	33,886	882,730
ServiceMaster Global Holdings, Inc. (b)	6,653	224,539

		3,131,198
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B (b)	289,960	41,847,027
CBOE Holdings, Inc.	13,648	783,463
CME Group, Inc.	50,524	4,785,128
Equity Commonwealth (b)	20,475	543,611
FNFV Group (b)	14,945	210,725

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	191

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Financial Services (concluded)
Interactive Brokers Group, Inc., Class A	8,590	$292,232
IntercontinentalExchange Group, Inc.	18,251	4,257,411
Leucadia National Corp.	58,459	1,303,051
McGraw-Hill Financial, Inc.	43,138	4,460,469
Moody’s Corp.	28,335	2,941,173
MSCI, Inc.	18,515	1,135,155
The NASDAQ OMX Group, Inc.	18,540	944,428

		63,503,873
Diversified Telecommunication Services — 1.9%
AT&T, Inc. (a)	822,345	26,849,564
CenturyLink, Inc. (a)	90,782	3,136,518
Frontier Communications Corp. (a)	158,995	1,120,915
Level 3 Communications, Inc. (b)	43,859	2,361,368
Verizon Communications, Inc.	656,087	31,905,511
Windstream Holdings, Inc. (a)	95,682	708,047
Zayo Group Holdings, Inc. (b)	3,999	111,812

		66,193,735
Electric Utilities — 1.6%
American Electric Power Co., Inc.	77,351	4,350,994
Duke Energy Corp.	112,063	8,604,197
Edison International	51,641	3,226,013
Entergy Corp.	28,438	2,203,661
Eversource Energy	50,090	2,530,547
Exelon Corp. (a)	136,089	4,573,951
FirstEnergy Corp.	66,568	2,333,874
Great Plains Energy, Inc.	24,461	652,619
Hawaiian Electric Industries, Inc.	16,124	517,903
ITC Holdings Corp.	25,014	936,274
NextEra Energy, Inc.	69,107	7,190,583
OGE Energy Corp.	31,597	998,781
Pepco Holdings, Inc. (a)	39,825	1,068,505
Pinnacle West Capital Corp.	17,508	1,116,135
PPL Corp.	105,300	3,544,398
The Southern Co.	141,266	6,255,259
Westar Energy, Inc. (a)	20,461	793,068
Xcel Energy, Inc.	79,568	2,769,762

		53,666,524
Electrical Equipment — 0.6%
Acuity Brands, Inc.	6,855	1,152,737
AMETEK, Inc.	38,891	2,043,333
The Babcock & Wilcox Co.	17,521	562,249
Eaton Corp. PLC	75,543	5,132,391
Emerson Electric Co.	111,200	6,296,144
Hubbell, Inc., Class B	9,390	1,029,332
Regal-Beloit Corp.	7,169	572,946
Rockwell Automation, Inc. (a)	21,947	2,545,633
SolarCity Corp. (a)(b)	6,757	346,499

		19,681,264
Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	49,815	$2,935,598
Arrow Electronics, Inc. (b)	15,810	966,782
Avnet, Inc.	21,961	977,264
AVX Corp.	7,485	106,811
CDW Corp.	13,805	514,098
Corning, Inc.	207,361	4,702,947
Dolby Laboratories, Inc., Class A	7,614	290,550
FLIR Systems, Inc.	22,486	703,362
Ingram Micro, Inc., Class A (b)	24,649	619,183
IPG Photonics Corp. (a)(b)	5,289	490,290
Jabil Circuit, Inc.	32,270	754,473
Keysight Technologies, Inc. (b)	26,453	982,729
National Instruments Corp.	15,801	506,264
Tech Data Corp. (a)(b)	6,075	350,953
Trimble Navigation Ltd. (b)	41,393	1,043,104
Vishay Intertechnology, Inc. (a)	21,552	297,849

		16,242,257
Energy Equipment & Services — 1.2%
Atwood Oceanics, Inc. (a)	10,240	287,846
Baker Hughes, Inc.	69,093	4,392,933
Cameron International Corp. (b)	30,724	1,386,267
Diamond Offshore Drilling, Inc. (a)	10,674	285,957
Dresser-Rand Group, Inc. (b)	12,137	975,208
Dril-Quip, Inc. (b)	6,165	421,624
FMC Technologies, Inc. (b)	37,300	1,380,473
Frank’s International NV	5,536	103,523
Halliburton Co. (a)	133,827	5,872,329
Helmerich & Payne, Inc. (a)	15,329	1,043,445
Nabors Industries Ltd.	47,238	644,799
National Oilwell Varco, Inc. (a)	68,002	3,399,420
Oceaneering International, Inc.	15,812	852,741
Oil States International, Inc. (b)	7,476	297,321
Patterson-UTI Energy, Inc.	22,973	431,318
Rowan Cos. PLC, Class A	19,790	350,481
RPC, Inc. (a)	9,362	119,927
Schlumberger Ltd. (a)	206,055	17,193,229
Seadrill Ltd. (a)	56,115	524,675
Seventy Seven Energy, Inc. (b)	4,952	20,551
Superior Energy Services, Inc.	24,879	555,797
Tidewater, Inc. (a)	7,228	138,344
Unit Corp. (b)	7,945	222,301

		40,900,509
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	69,698	10,558,899
CVS Health Corp.	185,249	19,119,549
The Kroger Co.	80,745	6,189,912
Rite Aid Corp. (b)	154,711	1,344,439

192	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food & Staples Retailing (concluded)
Sprouts Farmers Market, Inc. (a)(b)	15,529	$547,087
Sysco Corp.	92,650	3,495,684
Wal-Mart Stores, Inc.	252,422	20,761,709
Walgreens Boots Alliance, Inc.	151,206	12,804,124
Whole Foods Market, Inc.	58,262	3,034,285

		77,855,688
Food Products — 1.6%
Archer-Daniels-Midland Co.	103,716	4,916,138
Bunge Ltd.	23,341	1,922,365
Campbell Soup Co. (a)	27,557	1,282,778
ConAgra Foods, Inc.	66,762	2,438,816
Flowers Foods, Inc. (a)	27,296	620,711
General Mills, Inc. (a)	97,378	5,511,595
The Hain Celestial Group, Inc. (a)(b)	15,903	1,018,587
The Hershey Co. (a)	23,702	2,391,769
Hormel Foods Corp.	21,224	1,206,584
Ingredion, Inc.	11,825	920,222
The J.M. Smucker Co. (a)	16,441	1,902,717
Kellogg Co. (a)	40,710	2,684,824
Keurig Green Mountain, Inc.	22,419	2,504,875
Kraft Foods Group, Inc.	94,327	8,217,297
McCormick & Co., Inc. (a)	20,694	1,595,714
Mead Johnson Nutrition Co.	32,033	3,220,277
Mondelez International, Inc., Class A (a)	268,011	9,672,517
Pilgrim’s Pride Corp. (a)	10,091	227,956
Pinnacle Foods, Inc.	8,659	353,374
Tyson Foods, Inc., Class A	45,863	1,756,553
WhiteWave Foods Co. (b)	27,581	1,222,942

		55,588,611
Gas Utilities — 0.1%
AGL Resources, Inc.	18,925	939,626
Atmos Energy Corp.	15,900	879,270
National Fuel Gas Co. (a)	13,335	804,501
Questar Corp.	27,813	663,618
UGI Corp.	27,394	892,770

		4,179,785
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	237,975	11,025,382
Alere, Inc. (b)	13,117	641,421
Align Technology, Inc. (a)(b)	12,961	697,107
Baxter International, Inc.	85,983	5,889,835
Becton Dickinson & Co.	33,171	4,763,024
Boston Scientific Corp. (b)	209,629	3,720,915
C.R. Bard, Inc.	12,091	2,023,429
The Cooper Cos., Inc.	7,591	1,422,705
DENTSPLY International, Inc. (a)	22,493	1,144,669
Edwards Lifesciences Corp. (b)	16,724	2,382,501
Halyard Health, Inc. (a)(b)	7,493	368,656

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Hill-Rom Holdings, Inc.	9,097	$445,753
Hologic, Inc. (b)	38,112	1,258,649
IDEXX Laboratories, Inc. (b)	7,564	1,168,487
Intuitive Surgical, Inc. (b)	5,699	2,878,166
Medtronic PLC	226,571	17,670,272
ResMed, Inc. (a)	22,253	1,597,320
Sirona Dental Systems, Inc. (b)	9,150	823,409
St. Jude Medical, Inc.	45,051	2,946,335
Stryker Corp.	53,274	4,914,526
Teleflex, Inc.	6,567	793,491
Varian Medical Systems, Inc. (b)	16,485	1,551,074
Zimmer Holdings, Inc.	26,600	3,126,032

		73,253,158
Health Care Providers & Services — 2.7%
Aetna, Inc.	56,635	6,033,327
AmerisourceBergen Corp. (a)	35,792	4,068,477
Anthem Inc.	44,317	6,842,988
Brookdale Senior Living, Inc. (b)	27,243	1,028,696
Cardinal Health, Inc.	53,913	4,866,726
Catamaran Corp. (b)	32,802	1,953,031
Centene Corp. (b)	18,298	1,293,486
Cigna Corp.	42,573	5,510,649
Community Health Systems, Inc. (b)	18,291	956,253
DaVita HealthCare Partners, Inc. (b)	28,177	2,290,227
Envision Healthcare Holdings, Inc. (b)	12,893	494,447
Express Scripts Holding Co. (b)	116,287	10,090,223
HCA Holdings, Inc. (b)	51,736	3,892,099
Health Net, Inc. (b)	12,732	770,159
Henry Schein, Inc. (b)	13,535	1,889,757
Humana, Inc. (a)	24,521	4,365,228
Laboratory Corp. of America Holdings (b)	15,890	2,003,570
LifePoint Hospitals, Inc. (a)(b)	7,067	519,071
McKesson Corp.	36,536	8,264,443
MEDNAX, Inc. (b)	15,895	1,152,546
Patterson Cos., Inc. (a)	13,641	665,544
Premier, Inc., Class A (b)	5,388	202,481
Quest Diagnostics, Inc. (a)	22,910	1,760,633
Tenet Healthcare Corp. (b)	15,501	767,455
UnitedHealth Group, Inc.	155,246	18,364,049
Universal Health Services, Inc., Class B	14,091	1,658,652
VCA, Inc. (b)	13,165	721,705

		92,425,922
Health Care Technology — 0.1%
Athenahealth, Inc. (a)(b)	6,008	717,295
Cerner Corp. (b)	47,224	3,459,630
IMS Health Holdings, Inc. (a)(b)	11,900	322,133

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	193

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Technology (concluded)
Inovalon Holdings, Inc. (b)	4,068	$122,894
Veeva Systems, Inc., Class A (a)(b)	5,699	145,496

		4,767,448
Hotels, Restaurants & Leisure — 1.8%
ARAMARK (a)	6,848	216,602
Brinker International, Inc. (a)	10,315	634,991
Carnival Corp.	67,343	3,221,689
Chipotle Mexican Grill, Inc. (b)	4,927	3,205,211
Choice Hotels International, Inc.	5,543	355,140
Darden Restaurants, Inc. (a)	19,674	1,364,195
Domino’s Pizza, Inc.	8,829	887,756
Dunkin’ Brands Group, Inc. (a)	15,495	736,942
Hilton Worldwide Holdings, Inc. (b)	21,484	636,356
Hyatt Hotels Corp., Class A (b)	6,597	390,674
Las Vegas Sands Corp.	59,601	3,280,439
Marriott International, Inc., Class A (a)	33,172	2,664,375
McDonald’s Corp.	156,605	15,259,591
MGM Resorts International (b)	59,153	1,243,988
Norwegian Cruise Line Holdings Ltd. (b)	14,370	776,124
Panera Bread Co., Class A (b)	3,890	622,381
Restaurant Brands International, Inc.	31,914	1,225,817
Royal Caribbean Cruises Ltd. (a)	26,329	2,155,029
SeaWorld Entertainment, Inc.	11,042	212,890
Six Flags Entertainment Corp.	11,576	560,394
Starbucks Corp.	119,278	11,295,627
Starwood Hotels & Resorts Worldwide, Inc.	28,308	2,363,718
The Wendy’s Co.	43,700	476,330
Wyndham Worldwide Corp.	19,116	1,729,424
Wynn Resorts Ltd. (a)	12,851	1,617,684
Yum! Brands, Inc.	69,945	5,506,070

		62,639,437
Household Durables — 0.5%
D.R. Horton, Inc.	51,095	1,455,186
Garmin Ltd.	19,379	920,890
GoPro, Inc., Class A (a)(b)	3,279	142,341
Harman International Industries, Inc.	10,801	1,443,338
Jarden Corp. (b)	30,688	1,623,395
Leggett & Platt, Inc.	22,001	1,014,026
Lennar Corp., Class A (a)	28,216	1,461,871
Mohawk Industries, Inc. (b)	9,737	1,808,648
Newell Rubbermaid, Inc.	43,875	1,714,196
NVR, Inc. (a)(b)	666	884,888
PulteGroup, Inc.	60,057	1,335,067
Taylor Morrison Home Corp., Class A (b)	5,218	108,795
Tempur Sealy International, Inc. (b)	9,659	557,711

Common Stocks	Shares	Value
Household Durables (concluded)
Toll Brothers, Inc. (b)	28,190	$1,108,995
Tupperware Brands Corp. (a)	8,015	553,195
Whirlpool Corp.	12,324	2,490,187

		18,622,729
Household Products — 1.7%
Church & Dwight Co., Inc.	21,550	1,840,801
The Clorox Co.	20,386	2,250,410
Colgate-Palmolive Co.	145,041	10,057,143
Energizer Holdings, Inc. (a)	9,782	1,350,405
Kimberly-Clark Corp.	59,707	6,395,217
The Procter & Gamble Co.	428,706	35,128,170
Spectrum Brands Holdings, Inc.	3,380	302,713

		57,324,859
Independent Power and Renewable Electricity Producers — 0.1%
The AES Corp.	115,033	1,478,174
Calpine Corp. (b)	61,788	1,413,092
NRG Energy, Inc.	53,490	1,347,413

		4,238,679
Industrial Conglomerates — 2.0%
3M Co.	103,663	17,099,212
Carlisle Cos., Inc.	10,170	942,047
Danaher Corp.	96,273	8,173,578
General Electric Co.	1,588,694	39,415,498
Roper Industries, Inc. (a)	15,818	2,720,696

		68,351,031
Insurance — 2.9%
ACE Ltd.	53,500	5,964,715
Aflac, Inc. (a)	71,971	4,606,864
Alleghany Corp. (a)(b)	2,612	1,272,044
Allied World Assurance Co. Holdings AG	15,651	632,300
The Allstate Corp.	68,776	4,894,788
American Financial Group, Inc.	11,507	738,174
American International Group, Inc.	217,454	11,914,305
American National Insurance Co.	1,125	110,689
Aon PLC	44,415	4,269,170
Arch Capital Group Ltd. (b)	20,203	1,244,505
Arthur J Gallagher & Co.	24,921	1,165,057
Aspen Insurance Holdings Ltd.	9,858	465,593
Assurant, Inc.	11,375	698,539
Assured Guaranty Ltd.	24,524	647,188
Axis Capital Holdings Ltd.	16,222	836,731
Brown & Brown, Inc. (a)	19,160	634,388
The Chubb Corp.	36,536	3,693,790
Cincinnati Financial Corp.	25,934	1,381,764
CNA Financial Corp.	4,236	175,498
Endurance Specialty Holdings Ltd.	7,100	434,094
Erie Indemnity Co., Class A (a)	3,890	339,441
Everest Re Group Ltd.	7,314	1,272,636

194	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
FNF Group	43,919	$1,614,462
Genworth Financial, Inc., Class A (b)	78,833	576,269
The Hanover Insurance Group, Inc.	7,002	508,205
Hartford Financial Services Group, Inc.	67,272	2,813,315
HCC Insurance Holdings, Inc.	15,854	898,446
Lincoln National Corp. (a)	41,811	2,402,460
Loews Corp.	51,631	2,108,094
Markel Corp. (b)	2,216	1,704,015
Marsh & McLennan Cos., Inc.	87,097	4,885,271
MBIA, Inc. (a)(b)	23,214	215,890
Mercury General Corp.	1,182	68,261
MetLife, Inc.	148,258	7,494,442
Old Republic International Corp.	41,381	618,232
PartnerRe Ltd.	7,525	860,333
Principal Financial Group, Inc.	46,644	2,396,102
ProAssurance Corp.	9,023	414,246
The Progressive Corp.	93,844	2,552,557
Prudential Financial, Inc.	72,898	5,854,438
Reinsurance Group of America, Inc.	10,961	1,021,456
RenaissanceRe Holdings Ltd.	7,252	723,242
StanCorp Financial Group, Inc.	6,952	476,907
Torchmark Corp.	20,895	1,147,553
The Travelers Cos., Inc.	50,927	5,506,737
Unum Group	40,826	1,377,061
Validus Holdings Ltd.	13,324	560,940
Voya Financial, Inc.	20,465	882,246
W.R. Berkley Corp.	15,928	804,523
White Mountains Insurance Group Ltd.	981	671,514
XL Group PLC	40,468	1,489,222

		100,038,712
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (b)	59,523	22,148,508
Expedia, Inc.	16,045	1,510,316
Groupon, Inc. (b)	76,420	550,988
HomeAway, Inc. (a)(b)	14,864	448,447
Liberty Interactive Corp., Series A (b)	77,811	2,271,303
Liberty TripAdvisor Holdings, Inc., Series A (b)	11,722	372,642
Liberty Ventures, Series A (b)	22,765	956,358
Netflix, Inc. (b)	9,501	3,958,972
The Priceline Group, Inc. (b)	8,173	9,514,598
TripAdvisor, Inc. (b)	17,664	1,469,115
zulily, Inc., Class A (b)	1,724	22,395

		43,223,642

Common Stocks	Shares	Value
Internet Software & Services — 3.2%
Akamai Technologies, Inc. (b)	28,221	$2,004,961
AOL, Inc. (b)	12,703	503,166
eBay, Inc. (b)	200,803	11,582,317
Equinix, Inc.	8,954	2,084,939
Facebook, Inc., Class A (b)	312,824	25,718,825
Google, Inc., Class A (b)	44,471	24,668,064
Google, Inc., Class C (b)	44,997	24,658,356
IAC/InterActiveCorp	11,817	797,293
LendingClub Corp. (b)	10,645	209,174
LinkedIn Corp. (a)(b)	16,533	4,130,935
Pandora Media, Inc. (a)(b)	32,642	529,127
Rackspace Hosting, Inc. (b)	18,612	960,193
Twitter, Inc. (b)	81,671	4,090,084
VeriSign, Inc. (a)(b)	17,614	1,179,610
Yahoo!, Inc. (b)	150,117	6,670,449
Yelp, Inc. (a)(b)	8,084	382,777
Zillow Group, Inc., Class A Class A (a)(b)	7,537	755,961

		110,926,231
IT Services — 3.2%
Accenture PLC, Class A	100,232	9,390,736
Alliance Data Systems Corp. (a)(b)	9,324	2,762,235
Amdocs Ltd.	25,373	1,380,291
Automatic Data Processing, Inc.	76,394	6,542,382
Booz Allen Hamilton Holding Corp.	11,833	342,447
Broadridge Financial Solutions, Inc.	19,146	1,053,221
Cognizant Technology Solutions Corp., Class A (b)	96,418	6,015,519
Computer Sciences Corp.	22,974	1,499,743
CoreLogic, Inc. (b)	14,595	514,766
DST Systems, Inc.	4,505	498,749
Fidelity National Information Services, Inc.	45,617	3,104,693
Fiserv, Inc. (b)	39,503	3,136,538
FleetCor Technologies, Inc. (b)	13,149	1,984,447
Gartner, Inc. (b)	14,312	1,200,061
Genpact Ltd. (b)	25,402	590,596
Global Payments, Inc.	10,819	991,886
International Business Machines Corp.	149,872	24,054,456
Jack Henry & Associates, Inc. (a)	13,418	937,784
Leidos Holdings, Inc.	10,209	428,370
Mastercard, Inc., Class A	159,286	13,760,718
Paychex, Inc.	51,597	2,559,985
Sabre Corp.	7,619	185,142
Teradata Corp. (a)(b)	23,031	1,016,588
Total System Services, Inc.	26,600	1,014,790
Vantiv, Inc., Class A (b)	19,776	745,555
VeriFone Systems, Inc. (a)(b)	17,704	617,693
Visa, Inc., Class A (a)	317,780	20,785,990
The Western Union Co. (a)	85,456	1,778,339

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	195

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Xerox Corp.	185,053	$2,377,931

		111,271,651
Leisure Products — 0.1%
Hasbro, Inc. (a)	18,359	1,161,023
Mattel, Inc. (a)	53,813	1,229,627
Polaris Industries, Inc. (a)	10,450	1,474,495
Vista Outdoor, Inc. (b)	10,130	433,767

		4,298,912
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	52,859	2,196,292
Bio-Rad Laboratories, Inc., Class A (b)	3,299	445,959
Bio-Techne Corp. (a)	5,877	589,404
Bruker Corp. (a)(b)	17,530	323,779
Charles River Laboratories International, Inc. (b)	7,682	609,106
Illumina, Inc. (b)	22,093	4,101,345
Mettler-Toledo International, Inc. (a)(b)	4,634	1,522,964
PerkinElmer, Inc. (a)	17,967	918,832
QIAGEN NV (b)	37,051	933,685
Quintiles Transnational Holdings, Inc. (b)	8,526	570,986
Thermo Fisher Scientific, Inc.	63,213	8,492,035
VWR Corp. (a)(b)	4,791	124,518
Waters Corp. (b)	13,445	1,671,482

		22,500,387
Machinery — 1.7%
AGCO Corp. (a)	14,039	668,818
Caterpillar, Inc.	98,913	7,916,007
Colfax Corp. (a)(b)	15,137	722,489
Crane Co.	7,741	483,116
Cummins, Inc.	29,144	4,040,524
Deere & Co. (a)	54,267	4,758,673
Donaldson Co., Inc. (a)	22,696	855,866
Dover Corp.	26,398	1,824,630
Flowserve Corp.	21,784	1,230,578
Graco, Inc. (a)	9,625	694,540
IDEX Corp.	12,792	970,017
Illinois Tool Works, Inc.	51,283	4,981,631
Ingersoll-Rand PLC	42,855	2,917,569
ITT Corp.	14,566	581,329
Joy Global, Inc.	15,904	623,119
Kennametal, Inc. (a)	12,492	420,856
Lincoln Electric Holdings, Inc.	12,075	789,584
The Manitowoc Co., Inc.	21,486	463,238
The Middleby Corp. (a)(b)	9,088	932,883
Navistar International Corp. (b)	8,721	257,270
Nordson Corp. (a)	10,215	800,243
Oshkosh Corp. (a)	12,410	605,484

Common Stocks	Shares	Value
Machinery (concluded)
PACCAR, Inc.	56,217	$3,549,541
Pall Corp.	17,407	1,747,489
Parker Hannifin Corp. (a)	23,608	2,804,158
Pentair PLC	28,928	1,819,282
Snap-on, Inc.	9,238	1,358,540
SPX Corp.	6,525	553,973
Stanley Black & Decker, Inc.	24,740	2,359,206
Terex Corp. (a)	17,533	466,203
The Timken Co.	12,950	545,713
The Toro Co.	8,958	628,135
Trinity Industries, Inc. (a)	24,587	873,084
Valmont Industries, Inc. (a)	3,911	480,584
WABCO Holdings, Inc. (b)	8,990	1,104,691
Wabtec Corp.	15,297	1,453,368
Xylem, Inc.	29,159	1,021,148

		58,303,579
Marine — 0.0%
Kirby Corp. (a)(b)	9,049	679,127
Media — 3.6%
AMC Networks, Inc., Class A (a)(b)	9,475	726,164
Cablevision Systems Corp., New York Group, Class A (a)	31,063	568,453
CBS Corp., Class B	78,805	4,777,947
Charter Communications, Inc., Class A (b)	12,580	2,429,324
Cinemark Holdings, Inc.	18,314	825,412
Clear Channel Outdoor Holdings, Inc., Class A	7,304	73,916
Comcast Corp., Class A	410,399	23,175,232
DIRECTV (b)	74,120	6,307,612
Discovery Communications, Inc., Class A (a)(b)	36,362	1,118,495
Discovery Communications, Inc., Class C (b)	36,414	1,073,303
DISH Network Corp., Class A (b)	33,808	2,368,588
DreamWorks Animation SKG, Inc., Class A (a)(b)	11,915	288,343
Gannett Co., Inc. (a)	35,971	1,333,805
Graham Holdings Co., Class B	553	580,445
The Interpublic Group of Cos., Inc.	67,186	1,486,154
John Wiley & Sons, Inc., Class A	7,012	428,714
Liberty Broadband Corp. (b)	9,799	554,623
Liberty Broadband Corp., Class A (a)(b)	3,896	220,046
Liberty Media Corp., Class A (b)	15,072	581,026
Liberty Media Corp., Class C (b)	30,105	1,150,011
Lions Gate Entertainment Corp.	12,792	433,905
Live Nation Entertainment, Inc. (b)	22,954	579,129
The Madison Square Garden Co., Class A (b)	9,803	829,824
Morningstar, Inc.	3,122	233,869
News Corp., Class A (b)	78,888	1,262,997

196	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
Omnicom Group, Inc. (a)	40,963	$3,194,295
Regal Entertainment Group, Class A (a)	13,131	299,912
Scripps Networks Interactive, Inc., Class A (a)	15,442	1,058,704
Sirius XM Holdings, Inc. (b)	411,112	1,570,448
Starz, Class A (b)	14,054	483,598
Thomson Reuters Corp. (a)	56,332	2,284,826
Time Warner Cable, Inc.	44,150	6,617,202
Time Warner, Inc.	131,826	11,131,387
Twenty-First Century Fox, Inc., Class A	301,730	10,210,543
Viacom, Inc., Class B	64,305	4,392,032
The Walt Disney Co.	274,380	28,779,718

		123,430,002
Metals & Mining — 0.4%
Alcoa, Inc.	185,838	2,401,027
Allegheny Technologies, Inc.	17,252	517,732
Carpenter Technology Corp.	8,451	328,575
Cliffs Natural Resources, Inc. (a)	24,656	118,595
Compass Minerals International, Inc.	5,329	496,716
Freeport-McMoRan Copper & Gold, Inc.	164,638	3,119,890
Newmont Mining Corp. (a)	79,048	1,716,132
Nucor Corp. (a)	50,485	2,399,552
Reliance Steel & Aluminum Co. (a)	12,337	753,544
Royal Gold, Inc. (a)	10,233	645,805
Southern Copper Corp. (a)	23,154	675,634
Steel Dynamics, Inc. (a)	38,107	765,951
Tahoe Resources, Inc. (a)	12,628	138,403
TimkenSteel Corp.	6,825	180,658
United States Steel Corp. (a)	22,986	560,858

		14,819,072
Multi-Utilities — 1.1%
Alliant Energy Corp.	17,600	1,108,800
Ameren Corp. (a)	38,476	1,623,687
CenterPoint Energy, Inc.	68,157	1,391,084
CMS Energy Corp. (a)	42,738	1,491,984
Consolidated Edison, Inc.	46,427	2,832,047
Dominion Resources, Inc. (a)	92,162	6,531,521
DTE Energy Co.	28,063	2,264,403
Integrys Energy Group, Inc.	12,689	913,862
MDU Resources Group, Inc. (a)	30,433	649,440
NiSource, Inc. (a)	49,919	2,204,423
PG&E Corp. (a)	73,658	3,909,030
Public Service Enterprise Group, Inc.	80,188	3,361,481
SCANA Corp. (a)	22,459	1,235,020
Sempra Energy	38,896	4,240,442
TECO Energy, Inc. (a)	37,039	718,557

Common Stocks	Shares	Value
Multi-Utilities (concluded)
Vectren Corp.	13,100	$578,234
Wisconsin Energy Corp. (a)	35,759	1,770,071

		36,824,086
Multiline Retail — 0.7%
Big Lots, Inc. (a)	8,499	408,207
Dillard’s, Inc., Class A	3,820	521,468
Dollar General Corp. (b)	49,127	3,703,193
Dollar Tree, Inc. (b)	32,783	2,660,177
Family Dollar Stores, Inc.	15,175	1,202,467
JC Penney Co., Inc. (a)(b)	48,489	407,792
Kohl’s Corp.	33,061	2,587,023
Macy’s, Inc. (a)	53,983	3,504,037
Nordstrom, Inc.	21,983	1,765,675
Sears Holdings Corp. (a)(b)	4,017	166,223
Target Corp.	100,412	8,240,813

		25,167,075
Office Electronics — 0.0%
Zebra Technologies Corp., Class A (b)	8,016	727,171
Oil, Gas & Consumable Fuels — 6.2%
Anadarko Petroleum Corp.	80,031	6,627,367
Antero Resources Corp. (a)(b)	8,866	313,147
Apache Corp. (a)	61,131	3,688,033
Cabot Oil & Gas Corp.	66,162	1,953,764
California Resources Corp.	49,987	380,401
Cheniere Energy, Inc. (b)	37,709	2,918,677
Chesapeake Energy Corp. (a)	83,549	1,183,054
Chevron Corp.	301,600	31,661,968
Cimarex Energy Co. (a)	13,802	1,588,472
Cobalt International Energy, Inc. (b)	55,790	524,984
Concho Resources, Inc. (b)	19,025	2,205,378
ConocoPhillips	194,522	12,110,940
CONSOL Energy, Inc. (a)	36,480	1,017,427
Continental Resources, Inc. (a)(b)	13,666	596,794
CVR Energy, Inc.	2,514	106,996
Denbury Resources, Inc. (a)	55,919	407,650
Devon Energy Corp.	64,647	3,898,861
Energen Corp.	11,554	762,564
EOG Resources, Inc.	86,596	7,939,987
EP Energy Corp., Class A (a)(b)	6,181	64,777
EQT Corp.	24,060	1,993,852
Exxon Mobil Corp.	680,348	57,829,580
Golar LNG Ltd.	8,082	268,969
Gulfport Energy Corp. (b)	13,568	622,907
Hess Corp.	40,070	2,719,551
HollyFrontier Corp.	31,515	1,269,109
Kinder Morgan, Inc.	215,183	9,050,597
Kosmos Energy Ltd. (b)	15,859	125,445
Laredo Petroleum, Inc. (a)(b)	18,424	240,249
Marathon Oil Corp.	107,166	2,798,104
Marathon Petroleum Corp.	37,692	3,859,284

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	197

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Memorial Resource Development Corp. (b)	8,057	$142,931
Murphy Oil Corp. (a)	28,461	1,326,283
Murphy USA, Inc. (b)	7,429	537,637
Newfield Exploration Co. (b)	25,820	906,024
Noble Energy, Inc.	61,476	3,006,176
Oasis Petroleum, Inc. (a)(b)	22,168	315,229
Occidental Petroleum Corp.	124,481	9,087,113
ONEOK, Inc.	32,964	1,590,183
PBF Energy, Inc.	10,994	372,916
Peabody Energy Corp. (a)	43,283	212,952
Phillips 66	89,663	7,047,512
Pioneer Natural Resources Co. (a)	22,672	3,707,099
QEP Resources, Inc.	28,600	596,310
Range Resources Corp. (a)	25,992	1,352,624
SandRidge Energy, Inc. (a)(b)	79,183	140,946
SM Energy Co.	10,654	550,599
Southwestern Energy Co. (a)(b)	60,981	1,414,149
Spectra Energy Corp.	106,295	3,844,690
Targa Resources Corp.	7,738	741,223
Teekay Corp.	7,243	337,307
Tesoro Corp. (a)	20,505	1,871,901
Ultra Petroleum Corp. (a)(b)	24,366	380,841
Valero Energy Corp.	84,563	5,379,898
Whiting Petroleum Corp. (b)	26,370	814,833
The Williams Cos., Inc.	118,372	5,988,439
World Fuel Services Corp. (a)	11,430	656,996
WPX Energy, Inc. (b)	32,169	351,607

		213,403,306
Paper & Forest Products — 0.1%
Domtar Corp. (a)	10,191	471,028
International Paper Co.	68,655	3,809,666

		4,280,694
Personal Products — 0.1%
Avon Products, Inc.	69,022	551,486
Coty, Inc., Class A (a)(b)	10,464	253,961
The Estee Lauder Cos., Inc., Class A	36,350	3,022,866
Herbalife Ltd. (a)	12,091	517,011
Nu Skin Enterprises, Inc., Class A (a)	9,365	563,867

		4,909,191
Pharmaceuticals — 5.5%
AbbVie, Inc.	251,930	14,747,982
Actavis PLC (b)	57,598	17,142,317
Bristol-Myers Squibb Co.	262,559	16,935,055
Eli Lilly & Co.	155,881	11,324,755
Endo International PLC (b)	28,139	2,524,068
Hospira, Inc. (b)	26,497	2,327,496
Jazz Pharmaceuticals PLC (b)	9,418	1,627,336

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Johnson & Johnson	448,211	$45,090,027
Mallinckrodt PLC (b)	17,931	2,270,961
Merck & Co., Inc.	462,999	26,613,182
Mylan NV (b)	59,233	3,515,479
Omnicare, Inc.	15,708	1,210,458
Perrigo Co. PLC	22,312	3,693,752
Pfizer, Inc.	1,010,583	35,158,183
Salix Pharmaceuticals Ltd. (b)	10,055	1,737,605
Zoetis, Inc.	79,406	3,675,704

		189,594,360
Professional Services — 0.4%
CoStar Group, Inc. (a)(b)	5,126	1,014,076
The Dun & Bradstreet Corp.	5,877	754,372
Equifax, Inc. (a)	19,349	1,799,457
IHS, Inc., Class A (b)	10,796	1,228,153
Manpowergroup, Inc.	12,632	1,088,247
Nielsen Holdings NV	44,682	1,991,477
Robert Half International, Inc.	21,806	1,319,699
Towers Watson & Co., Class A	10,301	1,361,637
Verisk Analytics, Inc., Class A (b)	26,382	1,883,675

		12,440,793
Real Estate Investment Trusts (REITs) — 3.3%
Alexandria Real Estate Equities, Inc.	11,367	1,114,421
American Campus Communities, Inc.	17,793	762,786
American Capital Agency Corp.	55,961	1,193,648
American Homes 4 Rent, Class A	23,780	393,559
American Realty Capital Properties, Inc.	144,003	1,418,430
American Tower Corp.	66,960	6,304,284
Annaly Capital Management, Inc.	150,253	1,562,631
Apartment Investment & Management Co., Class A	24,695	971,995
AvalonBay Communities, Inc.	20,533	3,577,875
BioMed Realty Trust, Inc.	32,192	729,471
Boston Properties, Inc.	24,257	3,407,623
Brandywine Realty Trust	28,445	454,551
Brixmor Property Group, Inc.	8,588	228,011
Camden Property Trust	13,575	1,060,615
CBL & Associates Properties, Inc.	26,471	524,126
Chimera Investment Corp.	163,272	512,674
Columbia Property Trust, Inc.	19,855	536,482
Corporate Office Properties Trust	14,825	435,559
Corrections Corp. of America (a)	18,473	743,723
Crown Castle International Corp.	52,899	4,366,284
DDR Corp. (a)	47,830	890,595
Digital Realty Trust, Inc.	21,465	1,415,831
Douglas Emmett, Inc. (a)	22,814	680,085
Duke Realty Corp.	52,270	1,137,918
Equity Lifestyle Properties, Inc.	13,229	726,934

198	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Equity Residential	57,243	$4,456,940
Essex Property Trust, Inc.	9,911	2,278,539
Extra Space Storage, Inc.	18,391	1,242,680
Federal Realty Investment Trust	10,669	1,570,584
Gaming and Leisure Properties, Inc.	13,403	494,169
General Growth Properties, Inc.	89,875	2,655,806
HCP, Inc.	72,626	3,138,169
Health Care REIT, Inc.	55,205	4,270,659
Healthcare Trust of America, Inc., Class A	19,886	554,024
Home Properties, Inc.	9,073	628,668
Hospitality Properties Trust	21,016	693,318
Host Hotels & Resorts, Inc.	119,993	2,421,459
Kilroy Realty Corp.	13,700	1,043,529
Kimco Realty Corp.	65,090	1,747,667
Lamar Advertising Co., Class A	12,611	747,454
Liberty Property Trust	23,440	836,808
The Macerich Co.	25,040	2,111,623
MFA Financial, Inc.	58,280	458,081
Mid-America Apartment Communities, Inc.	11,903	919,745
National Retail Properties, Inc.	20,932	857,584
NorthStar Realty Finance Corp. (a)	38,258	693,235
Omega Healthcare Investors, Inc. (a)	22,009	892,905
Outfront Media, Inc.	21,580	645,674
Paramount Group, Inc. (a)	23,947	462,177
Piedmont Office Realty Trust, Inc., Class A	24,523	456,373
Plum Creek Timber Co., Inc.	28,092	1,220,597
Post Properties, Inc.	8,636	491,648
Prologis, Inc.	79,198	3,449,865
Public Storage	22,760	4,486,906
Rayonier, Inc.	20,092	541,680
Realty Income Corp. (a)	35,112	1,811,779
Regency Centers Corp.	14,652	996,922
Retail Properties of America, Inc., Class A	37,575	602,327
Senior Housing Properties Trust	37,225	826,023
Simon Property Group, Inc.	49,224	9,630,183
SL Green Realty Corp.	15,132	1,942,646
Spirit Realty Capital, Inc. (a)	63,302	764,688
Starwood Property Trust, Inc.	35,138	853,853
Tanger Factory Outlet Centers	14,450	508,207
Taubman Centers, Inc.	7,970	614,726
Two Harbors Investment Corp.	58,137	617,415
UDR, Inc. (a)	39,878	1,357,048
Urban Edge Properties	15,786	374,128
Ventas, Inc.	42,558	3,107,585
Vornado Realty Trust	29,705	3,326,960
Weingarten Realty Investors	19,397	697,904
Weyerhaeuser Co.	83,408	2,764,975
Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
WP Carey, Inc.	15,762	$1,071,816
WP Glimcher, Inc. (a)	29,272	486,793

		113,974,655
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A (b)	44,426	1,719,730
Forest City Enterprises, Inc., Class A (a)(b)	26,114	666,429
The Howard Hughes Corp. (b)	6,278	973,216
Jones Lang LaSalle, Inc.	7,070	1,204,728
Realogy Holdings Corp. (b)	23,183	1,054,363

		5,618,466
Road & Rail — 1.0%
AMERCO, Inc.	1,164	384,586
Avis Budget Group, Inc. (b)	16,724	986,967
Con-way, Inc. (a)	9,074	400,436
CSX Corp.	159,161	5,271,412
Genesee & Wyoming, Inc., Class A (b)	8,267	797,269
Hertz Global Holdings, Inc. (b)	70,999	1,539,258
JB Hunt Transport Services, Inc. (a)	14,595	1,246,340
Kansas City Southern	17,493	1,785,685
Landstar System, Inc. (a)	7,145	473,714
Norfolk Southern Corp.	49,071	5,050,387
Old Dominion Freight Line, Inc. (b)	9,985	771,841
Ryder System, Inc.	8,442	801,061
Union Pacific Corp.	143,518	15,544,435

		35,053,391
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc. (a)(b)	98,406	263,728
Altera Corp.	49,662	2,130,997
Analog Devices, Inc.	49,794	3,137,022
Applied Materials, Inc. (a)	192,932	4,352,546
Atmel Corp.	66,875	550,381
Avago Technologies Ltd.	39,591	5,027,265
Broadcom Corp., Class A	84,777	3,670,420
Cree, Inc. (a)(b)	17,729	629,202
First Solar, Inc. (b)	11,634	695,597
Freescale Semiconductor Ltd. (b)	16,705	680,896
Intel Corp.	788,680	24,662,024
KLA-Tencor Corp. (a)	26,297	1,532,852
Lam Research Corp.	25,707	1,805,531
Linear Technology Corp. (a)	37,509	1,755,421
Marvell Technology Group Ltd.	64,396	946,621
Maxim Integrated Products, Inc.	44,833	1,560,637
Microchip Technology, Inc. (a)	31,762	1,553,162
Micron Technology, Inc. (b)	169,631	4,602,089
NVIDIA Corp.	88,467	1,851,172
ON Semiconductor Corp. (b)	69,993	847,615
Skyworks Solutions, Inc.	30,052	2,953,811
SunEdison, Inc. (a)(b)	42,491	1,019,784

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	199

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
SunPower Corp. (a)(b)	7,312	$228,939
Teradyne, Inc.	32,508	612,776
Texas Instruments, Inc.	171,022	9,779,893
Xilinx, Inc.	42,541	1,799,484

		78,649,865
Software — 3.6%
Activision Blizzard, Inc.	78,551	1,785,071
Adobe Systems, Inc. (b)	78,873	5,831,870
Allscripts Healthcare Solutions, Inc. (b)	28,564	341,625
ANSYS, Inc. (b)	14,698	1,296,217
Autodesk, Inc. (b)	36,064	2,114,793
CA, Inc. (a)	50,727	1,654,207
Cadence Design Systems, Inc. (a)(b)	45,950	847,318
CDK Global, Inc.	25,492	1,192,006
Citrix Systems, Inc. (b)	25,984	1,659,598
Electronic Arts, Inc. (b)	49,857	2,932,339
FactSet Research Systems, Inc. (a)	6,718	1,069,506
FireEye, Inc. (b)	14,431	566,417
Fortinet, Inc. (a)(b)	21,757	760,407
Informatica Corp. (b)	17,429	764,349
Intuit, Inc.	44,991	4,362,327
Microsoft Corp.	1,308,680	53,204,385
NetSuite, Inc. (a)(b)	6,597	611,938
Nuance Communications, Inc. (a)(b)	41,674	598,022
Oracle Corp.	520,379	22,454,354
PTC, Inc. (b)	18,835	681,262
Red Hat, Inc. (b)	30,017	2,273,788
Rovi Corp. (b)	15,091	274,807
Salesforce.com, Inc. (b)	97,295	6,500,279
ServiceNow, Inc. (b)	22,842	1,799,493
SolarWinds, Inc. (b)	10,439	534,894
Solera Holdings, Inc.	10,929	564,592
Splunk, Inc. (b)	18,754	1,110,237
Symantec Corp.	109,646	2,561,879
Synopsys, Inc. (b)	24,547	1,137,017
Tableau Software, Inc., Class A (b)	6,052	559,931
VMware, Inc., Class A (b)	13,900	1,139,939
Workday, Inc., Class A (a)(b)	14,855	1,253,911
Zynga, Inc., Class A (b)	115,004	327,761

		124,766,539
Specialty Retail — 2.6%
Aaron’s, Inc.	10,287	291,225
Abercrombie & Fitch Co., Class A (a)	11,600	255,664
Advance Auto Parts, Inc.	11,568	1,731,614
Ascena Retail Group, Inc. (b)	20,721	300,662
AutoNation, Inc. (b)	10,945	704,092
AutoZone, Inc. (b)	5,169	3,526,085

Common Stocks	Shares	Value
Specialty Retail (concluded)
Bed Bath & Beyond, Inc. (b)	29,367	$2,254,651
Best Buy Co., Inc. (a)	45,536	1,720,805
Cabela’s, Inc. (b)	7,952	445,153
CarMax, Inc. (a)(b)	34,946	2,411,623
Chico’s FAS, Inc. (a)	24,364	430,999
CST Brands, Inc.	12,015	526,617
Dick’s Sporting Goods, Inc.	15,324	873,315
DSW, Inc., Class A	11,942	440,421
Foot Locker, Inc.	23,126	1,456,938
GameStop Corp., Class A (a)	17,231	654,089
The Gap, Inc.	39,774	1,723,407
GNC Holdings, Inc., Class A	14,456	709,356
The Home Depot, Inc.	216,677	24,616,674
Kate Spade & Co. (b)	20,094	670,939
L Brands, Inc.	38,524	3,632,428
Lowe’s Cos., Inc.	161,419	12,007,959
The Michaels Cos., Inc. (b)	4,275	115,682
O’Reilly Automotive, Inc. (b)	16,813	3,635,643
Penske Automotive Group, Inc.	6,781	349,154
Ross Stores, Inc.	33,667	3,547,155
Sally Beauty Holdings, Inc. (b)	25,693	883,068
Signet Jewelers Ltd.	12,739	1,768,046
Staples, Inc. (a)	102,535	1,669,783
Tiffany & Co.	17,887	1,574,235
TJX Cos., Inc.	110,968	7,773,308
Tractor Supply Co.	21,958	1,867,748
Ulta Salon Cosmetics & Fragrance, Inc. (b)	10,200	1,538,670
Urban Outfitters, Inc. (b)	16,105	735,193
Williams-Sonoma, Inc.	14,931	1,190,150

		88,032,551
Technology Hardware, Storage & Peripherals — 4.3%
3D Systems Corp. (a)(b)	17,470	479,027
Apple, Inc.	955,253	118,862,131
Diebold, Inc.	10,278	364,458
EMC Corp.	324,401	8,291,690
Hewlett-Packard Co.	300,280	9,356,725
Lexmark International, Inc., Class A (a)	9,839	416,583
NCR Corp. (b)	26,650	786,441
NetApp, Inc. (a)	49,423	1,752,540
SanDisk Corp.	33,770	2,148,447
Stratasys Ltd. (a)(b)	7,851	414,376
Western Digital Corp.	35,284	3,211,197

		146,083,615
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	8,523	788,122
Coach, Inc. (a)	43,472	1,801,045
Deckers Outdoor Corp. (b)	5,506	401,222
Fossil Group, Inc. (b)	6,970	574,677
Hanesbrands, Inc.	63,147	2,116,056

200	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
Michael Kors Holdings Ltd. (b)	32,388	$2,129,511
NIKE, Inc., Class B	110,674	11,103,922
PVH Corp.	13,050	1,390,608
Ralph Lauren Corp.	9,367	1,231,760
Under Armour, Inc., Class A (a)(b)	27,425	2,214,569
VF Corp.	54,675	4,117,574

		27,869,066
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	83,914	879,419
Nationstar Mortgage Holdings, Inc. (b)	3,505	86,819
New York Community Bancorp, Inc. (a)	70,220	1,174,781
Ocwen Financial Corp. (a)(b)	14,782	121,951
People’s United Financial, Inc. (a)	49,239	748,433
TFS Financial Corp. (a)	11,430	167,792

		3,179,195
Tobacco — 1.2%
Altria Group, Inc.	314,732	15,742,895
Lorillard, Inc.	57,457	3,754,815
Philip Morris International, Inc.	249,201	18,772,311
Reynolds American, Inc.	48,932	3,371,904

		41,641,925
Trading Companies & Distributors — 0.3%
Air Lease Corp.	16,187	610,897
Fastenal Co. (a)	47,053	1,949,641
GATX Corp.	7,322	424,530
HD Supply Holdings, Inc. (b)	16,858	525,211
MRC Global, Inc. (b)	16,603	196,746
MSC Industrial Direct Co., Inc., Class A (a)	7,535	544,027
NOW, Inc. (a)(b)	17,067	369,330
United Rentals, Inc. (b)	15,427	1,406,325
Veritiv Corp. (b)	1,514	66,813
W.W. Grainger, Inc. (a)	9,242	2,179,356
Common Stocks	Shares	Value
Trading Companies & Distributors (concluded)
WESCO International, Inc. (b)	7,063	$493,633

		8,766,509
Water Utilities — 0.1%
American Water Works Co., Inc.	28,389	1,538,968
Aqua America, Inc. (a)	28,109	740,672

		2,279,640
Wireless Telecommunication Services — 0.1%
SBA Communications Corp., Class A (b)	20,419	2,391,065
Sprint Corp. (a)(b)	115,730	548,560
T-Mobile U.S., Inc. (b)	42,113	1,334,561
Telephone & Data Systems, Inc. (a)	13,698	341,080
United States Cellular Corp. (b)	2,238	79,942

		4,695,208
Total Long-Term Investments (Cost — $2,927,643,700) — 97.6%		3,350,858,972

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)(d)	74,593,217	74,593,217
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)(e)	242,258,690	242,258,690

Total Short-Term Securities (Cost — $316,851,907) — 9.2%		316,851,907
Total Investments (Cost — $3,244,495,607*) — 106.8%		3,667,710,879
Liabilities in Excess of Other Assets — (6.8)%		(234,163,733)

Net Assets — 100.0%		$3,433,547,146

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,249,987,895

Gross unrealized appreciation	$461,012,736
Gross unrealized depreciation	(43,289,752)

Net unrealized appreciation	$417,722,984

Notes to Schedule of Investments
(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Master Portfolio for purposes of Section 2(a)(3) of the 1940 Act were as follows:

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	201

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain
BlackRock Cash Funds: Institutional, SL Agency Shares	79,872,532	—		(5,279,315)[1]	74,593,217	$74,593,217	$29,127	—
BlackRock Cash Funds: Prime, SL Agency Shares	33,734,031	208,524,659	[2]	—	242,258,690	$242,258,690	$229,007	—
BlackRock, Inc.	16,270	3,932		—	20,202	$7,390,700	$38,760	—
The PNC Financial Services Group, Inc.	68,164	16,472		—	84,636	$7,891,461	$33,792	—
iShares Russell 1000 ETF	191,542	—		(191,542)	—	$—	$—	$2,938,679
[1] Represents net shares sold
[2] Represents net shares purchased

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

CBOE	Chicago Board Options Exchange
CME	Chicago Mercantile Exchange
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard and Poor’s

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
56	S&P MidCap 400 E-Mini Index	Chicago Mercantile	June 2015	$8,510,880	$132,595
654	S&P 500 E-Mini Index	Chicago Mercantile	June 2015	67,388,160	281,384
Total					$413,979

202	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarch:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$3,350,858,972	—	—	$3,350,858,972
Short-Term Securities:
Money Market Funds	316,851,907	—	—	316,851,907

Total	$3,667,710,879	—	—	$3,667,710,879

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$413,979	—	—	$413,979

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	203

Schedule of Investments (concluded)	Russell 1000 Index Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$18,124	—	—	$18,124
Cash pledged for financial futures contracts	3,570,000	—	—	3,570,000
Liabilities:
Collateral on securities loaned at value	—	$(242,258,690)	—	(242,258,690)

Total	$3,588,124	$(242,258,690)	$ —	$(238,670,566)

For the period ended March 31, 2015, there were no transfers between levels.

204	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
The Boeing Co.	228,792	$34,337,103
General Dynamics Corp.	110,071	14,939,937
Honeywell International, Inc.	273,356	28,513,764
L-3 Communications Holdings, Inc.	28,844	3,628,287
Lockheed Martin Corp.	93,694	19,016,134
Northrop Grumman Corp.	69,308	11,155,816
Precision Castparts Corp.	49,524	10,400,040
Raytheon Co.	107,352	11,728,206
Rockwell Collins, Inc.	46,459	4,485,616
Textron, Inc.	96,745	4,288,706
United Technologies Corp.	288,613	33,825,444

		176,319,053
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	51,142	3,744,617
Expeditors International of Washington, Inc.	67,025	3,229,265
FedEx Corp.	92,033	15,226,860
United Parcel Service, Inc., Class B	242,727	23,529,955

		45,730,697
Airlines — 0.6%
American Airlines Group, Inc.	250,542	13,223,607
Delta Air Lines, Inc.	287,921	12,944,928
Southwest Airlines Co.	236,140	10,461,002

		36,629,537
Auto Components — 0.4%
BorgWarner, Inc.	79,127	4,785,601
Delphi Automotive PLC	101,411	8,086,513
The Goodyear Tire & Rubber Co.	94,669	2,563,636
Johnson Controls, Inc.	229,604	11,581,226

		27,016,976
Automobiles — 0.7%
Ford Motor Co.	1,381,704	22,300,703
General Motors Co.	472,479	17,717,962
Harley-Davidson, Inc.	73,857	4,486,074

		44,504,739
Banks — 5.6%
Bank of America Corp.	3,673,910	56,541,475
BB&T Corp.	251,798	9,817,604
Citigroup, Inc.	1,059,560	54,588,531
Comerica, Inc.	62,352	2,813,946
Fifth Third Bancorp	284,691	5,366,425
Huntington Bancshares, Inc.	283,148	3,128,785
JPMorgan Chase & Co.	1,302,078	78,879,885
KeyCorp	298,628	4,228,573
M&T Bank Corp.	46,440	5,897,880
The PNC Financial Services Group, Inc. (a)	181,839	16,954,668
Regions Financial Corp.	469,284	4,434,734
Common Stocks	Shares	Value
Banks (concluded)
SunTrust Banks, Inc.	183,254	$7,529,907
US Bancorp	622,107	27,167,413
Wells Fargo & Co.	1,637,433	89,076,355
Zions Bancorporation	70,978	1,916,406

		368,342,587
Beverages — 2.1%
Brown-Forman Corp., Class B	54,452	4,919,738
The Coca-Cola Co.	1,372,404	55,650,982
Coca-Cola Enterprises, Inc.	75,846	3,352,393
Constellation Brands, Inc., Class A (b)	58,808	6,834,078
Dr. Pepper Snapple Group Inc.	67,427	5,291,671
Molson Coors Brewing Co., Class B	55,867	4,159,298
Monster Beverage Corp. (b)	51,084	7,069,770
PepsiCo, Inc.	517,715	49,503,909

		136,781,839
Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (b)	70,612	12,237,060
Amgen, Inc.	265,033	42,365,525
Biogen Idec, Inc. (b)	81,940	34,598,345
Celgene Corp. (b)	279,612	32,233,671
Gilead Sciences, Inc. (b)	520,169	51,044,184
Regeneron Pharmaceuticals, Inc. (b)	25,770	11,634,640
Vertex Pharmaceuticals, Inc. (b)	84,567	9,976,369

		194,089,794
Building Products — 0.1%
Allegion PLC	33,578	2,053,966
Masco Corp.	122,182	3,262,260

		5,316,226
Capital Markets — 2.2%
Affiliated Managers Group, Inc. (b)	19,080	4,098,002
Ameriprise Financial, Inc.	63,760	8,342,359
The Bank of New York Mellon Corp.	389,075	15,656,378
BlackRock, Inc. (a)	44,303	16,207,810
The Charles Schwab Corp.	403,013	12,267,716
E*Trade Financial Corp. (b)(c)	100,968	2,883,141
Franklin Resources, Inc.	136,866	7,023,963
The Goldman Sachs Group, Inc.	141,498	26,597,379
Invesco Ltd.	149,968	5,952,230
Legg Mason, Inc.	34,629	1,911,521
Morgan Stanley	538,506	19,219,279
Northern Trust Corp.	76,689	5,341,389
State Street Corp.	144,019	10,589,717
T. Rowe Price Group, Inc.	91,088	7,376,306

		143,467,190
Chemicals — 2.3%
Air Products & Chemicals, Inc.	67,367	10,191,280

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	205

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
Airgas, Inc.	23,638	$2,508,228
CF Industries Holdings, Inc.	16,742	4,749,371
The Dow Chemical Co.	380,104	18,237,390
E.I. du Pont de Nemours & Co.	316,236	22,601,387
Eastman Chemical Co.	51,954	3,598,334
Ecolab, Inc.	94,082	10,761,099
FMC Corp.	46,608	2,668,308
International Flavors & Fragrances, Inc.	28,223	3,313,380
LyondellBasell Industries NV, Class A	138,339	12,146,164
Monsanto Co.	168,802	18,996,977
The Mosaic Co.	108,662	5,004,972
PPG Industries, Inc.	47,526	10,719,014
Praxair, Inc.	100,877	12,179,889
The Sherwin-Williams Co.	28,180	8,017,210
Sigma-Aldrich Corp.	41,730	5,769,172

		151,462,175
Commercial Services & Supplies — 0.5%
The ADT Corp. (c)	60,180	2,498,674
Cintas Corp.	34,045	2,779,093
Iron Mountain, Inc. (c)	65,370	2,384,698
Pitney Bowes, Inc.	70,536	1,644,899
Republic Services, Inc.	87,613	3,553,583
Stericycle, Inc. (b)	29,686	4,168,805
Tyco International PLC	146,761	6,319,529
Waste Management, Inc.	149,171	8,089,543

		31,438,824
Communications Equipment — 1.5%
Cisco Systems, Inc.	1,782,820	49,072,120
F5 Networks, Inc. (b)	25,219	2,898,672
Harris Corp.	36,402	2,867,022
Juniper Networks, Inc.	126,623	2,859,147
Motorola Solutions, Inc.	66,634	4,442,489
QUALCOMM, Inc.	576,114	39,947,745

		102,087,195
Construction & Engineering — 0.1%
Fluor Corp.	51,664	2,953,114
Jacobs Engineering Group, Inc. (b)	45,022	2,033,194
Quanta Services, Inc. (b)	73,953	2,109,879

		7,096,187
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	21,613	3,021,497
Vulcan Materials Co.	46,170	3,892,131

		6,913,628
Consumer Finance — 0.8%
American Express Co.	306,131	23,914,954
Capital One Financial Corp.	192,667	15,186,013
Common Stocks	Shares	Value
Consumer Finance (concluded)
Discover Financial Services	156,239	$8,804,067
Navient Corp.	140,345	2,853,214

		50,758,248
Containers & Packaging — 0.2%
Avery Dennison Corp.	31,659	1,675,078
Ball Corp.	48,006	3,391,144
MeadWestvaco Corp.	58,533	2,919,041
Owens-Illinois, Inc. (b)	57,477	1,340,363
Sealed Air Corp.	73,454	3,346,564

		12,672,190
Distributors — 0.1%
Genuine Parts Co.	53,358	4,972,432
Diversified Consumer Services — 0.0%
H&R Block, Inc.	96,215	3,085,615
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (b)	636,903	91,917,841
CME Group, Inc.	110,771	10,491,122
IntercontinentalExchange Group, Inc.	39,130	9,127,855
Leucadia National Corp.	110,246	2,457,383
McGraw-Hill Financial, Inc.	95,541	9,878,940
Moody’s Corp.	62,123	6,448,367
The NASDAQ OMX Group, Inc.	41,331	2,105,401

		132,426,909
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	1,812,639	59,182,663
CenturyLink, Inc.	197,916	6,837,998
Frontier Communications Corp.	350,493	2,470,976
Level 3 Communications, Inc. (b)	100,210	5,395,306
Verizon Communications, Inc.	1,451,243	70,573,947
Windstream Holdings, Inc.	210,830	1,560,142

		146,021,032
Electric Utilities — 1.7%
American Electric Power Co., Inc.	171,041	9,621,056
Duke Energy Corp.	247,136	18,975,102
Edison International	113,829	7,110,898
Entergy Corp.	63,067	4,887,062
Eversource Energy	110,693	5,592,210
Exelon Corp.	300,367	10,095,335
FirstEnergy Corp.	147,170	5,159,780
NextEra Energy, Inc.	154,894	16,116,721
Pepco Holdings, Inc.	88,400	2,371,772
Pinnacle West Capital Corp.	38,662	2,464,702
PPL Corp.	233,010	7,843,117
The Southern Co.	317,821	14,073,114

206	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electric Utilities (concluded)
Xcel Energy, Inc.	176,789	$6,154,025

		110,464,894
Electrical Equipment — 0.5%
AMETEK, Inc.	84,243	4,426,127
Eaton Corp. PLC	165,787	11,263,569
Emerson Electric Co.	239,344	13,551,657
Rockwell Automation, Inc.	47,346	5,491,663

		34,733,016
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	108,379	6,386,774
Corning, Inc.	444,115	10,072,528
FLIR Systems, Inc.	48,913	1,529,999
TE Connectivity Ltd.	141,904	10,163,165

		28,152,466
Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	151,796	9,651,190
Cameron International Corp. (b)	68,069	3,071,273
Diamond Offshore Drilling, Inc. (c)	23,577	631,628
Ensco PLC, Class A	81,968	1,727,066
FMC Technologies, Inc. (b)	80,908	2,994,405
Halliburton Co.	296,798	13,023,496
Helmerich & Payne, Inc.	37,635	2,561,814
National Oilwell Varco, Inc.	143,221	7,159,618
Noble Corp. PLC	86,909	1,241,061
Schlumberger Ltd.	445,410	37,165,010
Transocean Ltd. (c)	119,131	1,747,652

		80,974,213
Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	153,671	23,280,388
CVS Health Corp.	392,998	40,561,324
The Kroger Co.	171,623	13,156,619
Sysco Corp.	206,940	7,807,846
Wal-Mart Stores, Inc.	551,593	45,368,524
Walgreens Boots Alliance, Inc.	304,553	25,789,548
Whole Foods Market, Inc.	126,044	6,564,372

		162,528,621
Food Products — 1.6%
Archer-Daniels-Midland Co.	221,574	10,502,608
Campbell Soup Co.	62,130	2,892,151
ConAgra Foods, Inc.	148,827	5,436,650
General Mills, Inc.	210,901	11,936,997
The Hershey Co.	51,699	5,216,946
Hormel Foods Corp.	47,084	2,676,725
The JM Smucker Co. (The)	35,565	4,115,937
Kellogg Co.	88,459	5,833,871
Keurig Green Mountain, Inc.	42,370	4,734,000
Kraft Foods Group, Inc.	205,390	17,892,550
McCormick & Co., Inc.	44,836	3,457,304
Common Stocks	Shares	Value
Food Products (concluded)
Mead Johnson Nutrition Co.	70,679	$7,105,360
Mondelez International, Inc., Class A	576,129	20,792,496
Tyson Foods, Inc., Class A	102,110	3,910,813

		106,504,408
Gas Utilities — 0.0%
AGL Resources, Inc.	41,847	2,077,704
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	527,039	24,417,717
Baxter International, Inc.	189,528	12,982,668
Becton Dickinson and Co.	72,934	10,472,593
Boston Scientific Corp. (b)	464,818	8,250,520
C.R. Bard, Inc.	25,952	4,343,067
DENTSPLY International, Inc.	49,072	2,497,274
Edwards Lifesciences Corp. (b)	37,681	5,368,035
Intuitive Surgical, Inc. (b)	12,788	6,458,324
Medtronic PLC	497,711	38,816,481
St. Jude Medical, Inc.	98,276	6,427,251
Stryker Corp.	104,525	9,642,431
Varian Medical Systems, Inc. (b)(c)	34,979	3,291,174
Zimmer Holdings, Inc.	59,360	6,975,987

		139,943,522
Health Care Providers & Services — 2.7%
Aetna, Inc.	122,851	13,087,317
AmerisourceBergen Corp.	72,884	8,284,724
Anthem Inc.	93,189	14,389,313
Cardinal Health, Inc.	115,323	10,410,207
Cigna Corp.	90,279	11,685,714
DaVita HealthCare Partners, Inc. (b)	60,327	4,903,378
Express Scripts Holding Co. (b)	253,888	22,029,862
HCA Holdings, Inc. (b)	102,853	7,737,631
Henry Schein, Inc. (b)	29,287	4,089,051
Humana, Inc.	52,247	9,301,011
Laboratory Corp. of America Holdings (b)	35,051	4,419,580
McKesson Corp.	81,329	18,396,620
Patterson Cos., Inc.	29,982	1,462,822
Quest Diagnostics, Inc.	50,436	3,876,007
Tenet Healthcare Corp. (b)	34,457	1,705,966
UnitedHealth Group, Inc.	333,082	39,400,270
Universal Health Services, Inc., Class B	31,815	3,744,944

		178,924,417
Health Care Technology — 0.1%
Cerner Corp. (b)	106,521	7,803,728
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	157,371	7,528,629
Chipotle Mexican Grill, Inc. (b)	10,839	7,051,203

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	207

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (concluded)
Darden Restaurants, Inc.	43,365	$3,006,929
Marriott International, Inc., Class A	72,467	5,820,549
McDonald’s Corp.	335,680	32,708,659
Royal Caribbean Cruises Ltd.	57,560	4,711,286
Starbucks Corp.	261,881	24,800,131
Starwood Hotels & Resorts Worldwide, Inc.	59,995	5,009,582
Wyndham Worldwide Corp.	42,134	3,811,863
Wynn Resorts Ltd.	28,312	3,563,915
Yum! Brands, Inc.	151,293	11,909,785

		109,922,531
Household Durables — 0.4%
D.R. Horton, Inc.	116,234	3,310,344
Garmin Ltd.	42,262	2,008,290
Harman International Industries, Inc.	23,989	3,205,650
Leggett & Platt, Inc.	48,378	2,229,742
Lennar Corp., Class A	62,406	3,233,255
Mohawk Industries, Inc. (b)	21,689	4,028,732
Newell Rubbermaid, Inc.	94,751	3,701,922
PulteGroup, Inc.	115,863	2,575,635
Whirlpool Corp.	27,291	5,514,419

		29,807,989
Household Products — 1.8%
The Clorox Co.	45,838	5,060,057
Colgate-Palmolive Co.	297,814	20,650,423
Kimberly-Clark Corp.	127,659	13,673,555
The Procter & Gamble Co.	943,128	77,279,908

		116,663,943
Independent Power and Renewable Electricity Producers — 0.1%
The AES Corp.	226,177	2,906,375
NRG Energy, Inc.	118,049	2,973,654

		5,880,029
Industrial Conglomerates — 2.2%
3M Co.	221,691	36,567,930
Danaher Corp.	214,469	18,208,418
General Electric Co.	3,515,060	87,208,639
Roper Industries, Inc.	35,065	6,031,180

		148,016,167
Insurance — 2.6%
ACE Ltd.	114,343	12,748,101
Aflac, Inc.	153,324	9,814,269
The Allstate Corp.	145,469	10,353,029
American International Group, Inc.	479,346	26,263,367
Aon PLC	97,901	9,410,244
Assurant, Inc.	24,234	1,488,210
The Chubb Corp.	80,650	8,153,715
Cincinnati Financial Corp.	51,653	2,752,072
Common Stocks	Shares	Value
Insurance (concluded)
Genworth Financial, Inc., Class A (b)	173,865	$1,270,953
Hartford Financial Services Group, Inc.	147,077	6,150,760
Lincoln National Corp.	89,590	5,147,841
Loews Corp.	104,331	4,259,835
Marsh & McLennan Cos., Inc.	188,208	10,556,587
MetLife, Inc.	390,299	19,729,615
Principal Financial Group, Inc.	95,579	4,909,893
The Progressive Corp.	187,269	5,093,717
Prudential Financial, Inc.	158,585	12,735,961
Torchmark Corp.	44,357	2,436,087
The Travelers Cos., Inc.	112,258	12,138,458
Unum Group	87,891	2,964,563
XL Group PLC	89,235	3,283,848

		171,661,125
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (b)	132,992	49,486,323
Expedia, Inc.	34,549	3,252,097
Netflix, Inc. (b)	21,135	8,806,743
The Priceline Group, Inc. (b)	18,142	21,120,009
TripAdvisor, Inc. (b)	38,967	3,240,886

		85,906,058
Internet Software & Services — 3.3%
Akamai Technologies, Inc. (b)	62,495	4,439,957
eBay, Inc. (b)	384,601	22,183,786
Equinix, Inc.	19,735	4,595,295
Facebook, Inc., Class A (b)	733,152	60,276,092
Google, Inc., Class A (b)	99,733	55,321,895
Google, Inc., Class C (b)	99,941	54,767,668
VeriSign, Inc. (b)	36,783	2,463,357
Yahoo!, Inc. (b)	304,101	13,512,728

		217,560,778
IT Services — 3.2%
Accenture PLC, Class A	219,392	20,554,836
Alliance Data Systems Corp. (b)(c)	21,944	6,500,910
Automatic Data Processing, Inc.	165,970	14,213,671
Cognizant Technology Solutions Corp., Class A (b)	212,941	13,285,389
Computer Sciences Corp.	49,302	3,218,435
Fidelity National Information Services, Inc.	99,597	6,778,572
Fiserv, Inc. (b)	83,395	6,621,563
International Business Machines Corp.	321,041	51,527,081
Mastercard, Inc., Class A	340,944	29,454,152
Paychex, Inc.	114,197	5,665,884
Teradata Corp. (b)(c)	50,758	2,240,458
Total System Services, Inc.	57,594	2,197,211
Visa, Inc., Class A	677,520	44,316,583

208	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
The Western Union Co.	182,258	$3,792,789
Xerox Corp.	365,306	4,694,182

		215,061,716
Leisure Products — 0.1%
Hasbro, Inc.	39,166	2,476,858
Mattel, Inc.	118,252	2,702,058

		5,178,916
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	117,345	4,875,685
PerkinElmer, Inc.	39,531	2,021,615
Thermo Fisher Scientific, Inc.	138,590	18,618,181
Waters Corp. (b)	29,020	3,607,766

		29,123,247
Machinery — 1.4%
Caterpillar, Inc.	211,727	16,944,512
Cummins, Inc.	58,840	8,157,578
Deere & Co.	118,595	10,399,595
Dover Corp.	57,001	3,939,909
Flowserve Corp.	46,995	2,654,748
Illinois Tool Works, Inc.	121,942	11,845,446
Ingersoll-Rand PLC	92,003	6,263,564
Joy Global, Inc.	34,113	1,336,547
PACCAR, Inc.	123,854	7,820,142
Pall Corp.	37,272	3,741,736
Parker Hannifin Corp.	49,774	5,912,156
Pentair PLC	63,760	4,009,866
Snap-on, Inc.	20,320	2,988,259
Stanley Black & Decker, Inc.	55,001	5,244,895
Xylem, Inc.	63,750	2,232,525

		93,491,478
Media — 3.4%
Cablevision Systems Corp., New York Group, Class A (c)	76,770	1,404,891
CBS Corp., Class B	159,815	9,689,583
Comcast Corp., Class A	887,461	50,114,923
DIRECTV (b)	175,626	14,945,773
Discovery Communications, Inc., Class A (b)(c)	51,909	1,596,721
Discovery Communications, Inc., Class C (b)	94,536	2,786,449
Gannett Co., Inc.	79,305	2,940,629
The Interpublic Group of Cos., Inc.	144,184	3,189,350
News Corp., Class A (b)	174,590	2,795,186
Omnicom Group, Inc.	86,200	6,721,876
Scripps Networks Interactive, Inc., Class A	34,067	2,335,633
Time Warner Cable, Inc.	98,117	14,705,776
Time Warner, Inc.	290,075	24,493,933
Common Stocks	Shares	Value
Media (concluded)
Twenty-First Century Fox, Inc., Class A	638,639	$21,611,544
Viacom, Inc., Class B	127,576	8,713,441
The Walt Disney Co.	546,079	57,278,226

		225,323,934
Metals & Mining — 0.3%
Alcoa, Inc.	427,072	5,517,770
Allegheny Technologies, Inc.	38,037	1,141,490
Freeport-McMoRan Copper & Gold, Inc.	363,310	6,884,725
Newmont Mining Corp.	174,344	3,785,008
Nucor Corp.	111,483	5,298,787

		22,627,780
Multi-Utilities — 1.1%
Ameren Corp.	84,805	3,578,771
CenterPoint Energy, Inc.	150,240	3,066,398
CMS Energy Corp.	96,282	3,361,205
Consolidated Edison, Inc.	102,333	6,242,313
Dominion Resources, Inc.	205,435	14,559,178
DTE Energy Co.	61,930	4,997,132
Integrys Energy Group, Inc.	27,816	2,003,308
NiSource, Inc.	110,498	4,879,592
PG&E Corp.	166,427	8,832,281
Public Service Enterprise Group, Inc.	176,842	7,413,217
SCANA Corp.	49,964	2,747,520
Sempra Energy	80,888	8,818,410
TECO Energy, Inc.	82,403	1,598,618
Wisconsin Energy Corp. (c)	78,813	3,901,244

		75,999,187
Multiline Retail — 0.8%
Dollar General Corp. (b)	106,004	7,990,581
Dollar Tree, Inc. (b)	71,856	5,830,755
Family Dollar Stores, Inc.	33,611	2,663,336
Kohl’s Corp.	70,586	5,523,354
Macy’s, Inc.	118,992	7,723,771
Nordstrom, Inc.	49,163	3,948,772
Target Corp.	222,482	18,259,098

		51,939,667
Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp.	176,972	14,655,051
Apache Corp.	131,647	7,942,264
Cabot Oil & Gas Corp.	144,394	4,263,955
Chesapeake Energy Corp.	180,908	2,561,657
Chevron Corp.	656,638	68,933,857
Cimarex Energy Co.	30,618	3,523,826
ConocoPhillips	430,107	26,778,462
CONSOL Energy, Inc.	80,520	2,245,703
Devon Energy Corp.	135,004	8,142,091

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	209

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
EOG Resources, Inc.	191,565	$17,564,595
EQT Corp.	53,083	4,398,988
Exxon Mobil Corp.	1,464,936	124,519,560
Hess Corp.	84,892	5,761,620
Kinder Morgan, Inc.	595,169	25,032,808
Marathon Oil Corp.	235,823	6,157,339
Marathon Petroleum Corp.	95,390	9,766,982
Murphy Oil Corp.	58,332	2,718,271
Newfield Exploration Co. (b)	56,240	1,973,462
Noble Energy, Inc.	135,128	6,607,759
Occidental Petroleum Corp.	269,138	19,647,074
ONEOK, Inc.	72,842	3,513,898
Phillips 66	189,842	14,921,581
Pioneer Natural Resources Co.	52,041	8,509,224
QEP Resources, Inc.	57,180	1,192,203
Range Resources Corp.	58,162	3,026,750
Southwestern Energy Co. (b)(c)	134,402	3,116,782
Spectra Energy Corp.	234,446	8,479,912
Tesoro Corp.	43,650	3,984,809
Valero Energy Corp.	179,861	11,442,757
The Williams Cos., Inc.	235,129	11,895,176

		433,278,416
Paper & Forest Products — 0.1%
International Paper Co.	147,723	8,197,149
Personal Products — 0.1%
The Estee Lauder Cos., Inc., Class A	77,935	6,481,075
Pharmaceuticals — 6.1%
AbbVie, Inc.	556,678	32,587,930
Actavis PLC (b)	136,377	40,588,523
Bristol-Myers Squibb Co.	580,501	37,442,314
Eli Lilly & Co.	341,504	24,810,266
Endo International PLC (b)	62,024	5,563,553
Hospira, Inc. (b)	59,895	5,261,177
Johnson & Johnson	971,052	97,687,831
Mallinckrodt PLC (b)	40,702	5,154,908
Merck & Co., Inc.	991,226	56,975,670
Mylan NV (b)	130,271	7,731,584
Perrigo Co. PLC	49,187	8,142,908
Pfizer, Inc.	2,140,452	74,466,325
Zoetis, Inc.	174,952	8,098,528

		404,511,517
Professional Services — 0.2%
The Dun & Bradstreet Corp.	12,585	1,615,410
Equifax, Inc.	41,760	3,883,680
Nielsen Holdings NV	110,275	4,914,957
Common Stocks	Shares	Value
Professional Services (concluded)
Robert Half International, Inc.	47,242	$2,859,086

		13,273,133
Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	147,600	13,896,540
Apartment Investment & Management Co., Class A	54,649	2,150,985
AvalonBay Communities, Inc.	46,115	8,035,539
Boston Properties, Inc.	53,519	7,518,349
Crown Castle International Corp.	116,627	9,626,393
Equity Residential	127,085	9,894,838
Essex Property Trust, Inc. (c)	22,757	5,231,834
General Growth Properties, Inc.	219,511	6,486,550
HCP, Inc.	160,981	6,955,989
Health Care REIT, Inc. (c)	122,080	9,444,109
Host Hotels & Resorts, Inc.	264,684	5,341,323
Kimco Realty Corp.	144,191	3,871,528
The Macerich Co. (c)	49,191	4,148,277
Plum Creek Timber Co., Inc.	61,553	2,674,478
Prologis, Inc.	178,920	7,793,755
Public Storage	50,709	9,996,772
Simon Property Group, Inc.	108,573	21,241,222
SL Green Realty Corp.	34,466	4,424,745
Ventas, Inc.	99,867	7,292,288
Vornado Realty Trust	61,048	6,837,376
Weyerhaeuser Co.	183,430	6,080,705

		158,943,595
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (b)	97,774	3,784,832
Road & Rail — 0.9%
CSX Corp.	346,017	11,460,083
Kansas City Southern	38,584	3,938,655
Norfolk Southern Corp.	107,384	11,051,961
Ryder System, Inc.	18,535	1,758,786
Union Pacific Corp.	307,794	33,337,168

		61,546,653
Semiconductors & Semiconductor Equipment — 2.3%
Altera Corp.	105,077	4,508,854
Analog Devices, Inc.	108,877	6,859,251
Applied Materials, Inc.	429,218	9,683,158
Avago Technologies Ltd.	89,630	11,381,218
Broadcom Corp., Class A	190,425	8,244,450
First Solar, Inc. (b)	26,318	1,573,553
Intel Corp.	1,654,037	51,721,737
KLA-Tencor Corp.	56,858	3,314,253
Lam Research Corp.	55,675	3,910,334
Linear Technology Corp.	83,594	3,912,199
Microchip Technology, Inc.	70,410	3,443,049
Micron Technology, Inc. (b)	376,331	10,209,860
NVIDIA Corp.	180,454	3,776,000
Skyworks Solutions, Inc.	66,669	6,552,896

210	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Texas Instruments, Inc.	365,741	$20,914,899
Xilinx, Inc.	91,400	3,866,220

		153,871,931
Software — 3.5%
Adobe Systems, Inc. (b)	166,228	12,290,898
Autodesk, Inc. (b)	79,219	4,645,402
CA, Inc.	111,431	3,633,765
Citrix Systems, Inc. (b)	55,862	3,567,906
Electronic Arts, Inc. (b)	108,639	6,389,603
Intuit, Inc.	96,670	9,373,123
Microsoft Corp.	2,865,057	116,478,893
Oracle Corp.	1,119,585	48,310,093
Red Hat, Inc. (b)	64,096	4,855,272
Salesforce.com, Inc. (b)	211,347	14,120,093
Symantec Corp.	238,428	5,570,870

		229,235,918
Specialty Retail — 2.4%
AutoNation, Inc. (b)	26,226	1,687,119
AutoZone, Inc. (b)	11,145	7,602,673
Bed Bath & Beyond, Inc. (b)	64,857	4,979,396
Best Buy Co., Inc.	101,744	3,844,906
CarMax, Inc. (b)	73,387	5,064,437
GameStop Corp., Class A (c)	37,969	1,441,303
The Gap, Inc.	92,695	4,016,474
The Home Depot, Inc.	460,247	52,288,662
L Brands, Inc.	85,890	8,098,568
Lowe’s Cos., Inc.	339,806	25,278,168
O’Reilly Automotive, Inc. (b)	35,513	7,679,331
Ross Stores, Inc.	72,313	7,618,898
Staples, Inc.	223,859	3,645,544
Tiffany & Co.	39,337	3,462,049
TJX Cos., Inc.	238,460	16,704,123
Tractor Supply Co.	47,596	4,048,516
Urban Outfitters, Inc. (b)	35,003	1,597,887

		159,058,054
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	2,034,186	253,113,764
EMC Corp.	694,406	17,749,017
Hewlett-Packard Co.	634,831	19,781,334
NetApp, Inc.	108,954	3,863,509
SanDisk Corp.	74,425	4,734,918
Seagate Technology PLC	114,717	5,968,726
Western Digital Corp.	75,871	6,905,020

		312,116,288
Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	96,399	3,993,811
Fossil Group, Inc. (b)(c)	15,506	1,278,470
Hanesbrands, Inc.	140,057	4,693,310
Michael Kors Holdings Ltd. (b)	70,155	4,612,691
Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
NIKE, Inc., Class B	244,415	$24,522,157
PVH Corp.	28,823	3,071,379
Ralph Lauren Corp.	21,063	2,769,785
Under Armour, Inc., Class A (b)(c)	58,306	4,708,209
VF Corp.	119,601	9,007,151

		58,656,963
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	168,380	1,764,623
People’s United Financial, Inc.	107,832	1,639,046

		3,403,669
Tobacco — 1.4%
Altria Group, Inc.	687,798	34,403,656
Lorillard, Inc.	125,783	8,219,919
Philip Morris International, Inc.	540,268	40,698,389
Reynolds American, Inc.	107,655	7,418,506

		90,740,470
Trading Companies & Distributors — 0.2%
Fastenal Co.	95,009	3,936,698
United Rentals, Inc. (b)	33,741	3,075,829
W.W. Grainger, Inc.	20,975	4,946,115

		11,958,642
Total Long-Term Investments (Cost — $3,737,605,176) — 96.6%		6,392,462,912

Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (a)(d)	204,880,754	204,880,754
BlackRock Cash Funds: Prime, SL Agency Shares, 0.14% (a)(d)(e)	24,624,626	24,624,626
Total Short-Term Securities (Cost — $229,505,380) — 3.5%		229,505,380
Total Investments (Cost — $3,967,110,556*) — 100.1%		6,621,968,292
Liabilities in Excess of Other Assets — (0.1)%		(3,461,852)

Net Assets — 100.0%		$6,618,506,440

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,621,216,654

Gross unrealized appreciation	$3,449,672,223
Gross unrealized depreciation	(448,920,585)

Net unrealized appreciation	$3,000,751,638

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	211

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain
BlackRock, Inc.	39,755	4,702		(154)	44,303	$16,207,810	$95,687	$9,903
BlackRock Cash Funds: Institutional, SL Agency Shares	76,063,771	128,816,983	[1]	—	204,880,754	$204,880,754	$77,311	—
BlackRock Cash Funds: Prime, SL Agency Shares	6,710,893	17,913,733	[1]	—	24,624,626	$24,624,626	$86,749	—
The PNC Financial Services Group, Inc.	164,243	19,391		(1,795)	181,839	$16,954,668	$78,837	$54,146
[1] Represents net shares purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
2,118	S&P 500 E-Mini Index	Chicago Mercantile	June 2015	$218,238,720	$1,567,764

212	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$6,392,462,912	—	—	$6,392,462,912
Short-Term Securities:
Money Market Funds	229,505,380	—	—	229,505,380

Total	$6,621,968,292	—	—	$6,621,968,292

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,567,764	—	—	$1,567,764

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	213

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$132,131	—	—	$132,131
Cash pledged for financial futures contracts	9,738,000	—	—	9,738,000
Liabilities:
Collateral on securities loaned at value	—	$(24,624,626)	—	$(24,624,626)

Total	$9,870,131	$(24,624,626)	—	$(14,754,495)

During the period ended March 31, 2015, there were no transfers between levels.

214	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.06%, 5/14/15	$25,000	$24,998,208
0.10%, 6/18/15	50,000	49,989,167
0.13%, 7/09/15	75,000	74,974,218
0.09%, 7/16/15	12,500	12,496,798
0.08%, 7/23/15	100,000	99,975,673
0.08%, 7/30/15	49,000	48,987,750
0.09%, 8/13/15	50,000	49,983,622
0.08%, 9/03/15	50,000	49,983,316
0.11%, 9/17/15	37,500	37,480,635
0.10%, 9/24/15	75,000	74,962,600
0.14%, 10/01/15	21,100	21,085,599
U.S. Treasury Notes:
0.25%, 5/15/15	21,000	21,004,198
2.13%, 5/31/15	126,170	126,595,661
0.25% - 1.75%, 7/31/15	93,000	93,304,968
1.25%, 8/31/15	33,730	33,884,636
0.25%, 10/31/15	66,087	66,111,841
0.25% - 2.13%, 12/31/15	162,000	163,569,257
0.11%, 7/31/16 (b)	32,995	33,001,529
0.09%, 10/31/16 (b)	79,563	79,537,532
0.12%, 1/31/17 (b)	97,504	97,505,182
Total U.S. Treasury Obligations — 39.7%		1,259,432,390

Repurchase Agreements
Barclays Capital, Inc., 0.10%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $190,000,528, collateralized by various U.S. Treasury Obligations, 0.00% to 4.38%, due 11/15/15 to 8/15/43, original par and fair values of $151,137,066 and $193,800,100, respectively)	190,000	190,000,000
Total Value of Barclays Capital, Inc. (collateral value of $193,800,100)		190,000,000
BNP Paribas Securities Corp., 0.10%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $227,000,631, collateralized by various U.S. Treasury Obligations, 0.00% to 2.13%, due 6/25/15 to 2/15/42, original par and fair values of $222,583,900 and $231,540,090, respectively)	227,000	227,000,000
Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.06%, 4/02/15 (Purchased on 3/27/15 to be repurchased at $89,100,891, collateralized by various U.S. Treasury Obligations, 0.00% to 2.88%, due 4/15/15 to 8/15/44, original par and fair values of $83,910,300 and $90,882,029, respectively)	$89,100	$89,100,000
Total Value of BNP Paribas Securities Corp. (collateral value of $322,422,119)		316,100,000
Citigroup Global Markets, Inc., 0.11%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $51,500,157, collateralized by various U.S. Treasury Obligations, 1.13% to 3.63%, due 3/31/16 to 2/15/44, original par and fair values of $50,537,273 and $52,530,007, respectively) (c)	51,500	51,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $52,530,007)		51,500,000
Deutsche Bank Securities, Inc., 0.15%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $51,400,214, collateralized by a U.S. Treasury Obligation, 1.38%, due 2/29/20, original par and fair value of $52,478,725 and $52,428,006, respectively) (c)	51,400	51,400,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $52,428,006)		51,400,000
HSBC Securities (USA), Inc., 0.10%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $4,000,011, collateralized by various U.S. Treasury Obligations, 1.00% to 4.50%, due 8/31/19 to 2/15/36, original par and fair values of $2,998,100 and $4,082,546, respectively)	4,000	4,000,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	215

Schedule of Investments (continued)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.10%, 4/01/15 (Purchased on 1/27/14 to be repurchased at $200,238,333, collateralized by various U.S. Treasury Obligations, 0.25% to 10.63%, due 4/15/15 to 2/15/45, original par and fair values of $191,042,073 and $204,002,159, respectively)	$200,000	$200,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $208,084,705)		204,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $199,651,666, collateralized by various U.S. Treasury Obligations, 0.00% to 1.25%, due 10/31/19 to 5/15/26, original par and fair values of $259,886,418 and $203,644,061, respectively)	199,651	199,651,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc (collateral value of $203,644,061)		199,651,000
Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.10%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $530,338,473, collateralized by various U.S. Treasury Obligations, 2.25% to 4.63%, due 6/30/15 to 11/15/24, original par and fair values of $507,587,540 and $540,943,775, respectively)	$530,337	$530,337,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $540,943,775)		530,337,000
SG Americas Securities LLC, 0.14%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $363,001,412, collateralized by various U.S. Treasury Obligations, 0.00% to 8.75%, due 4/30/15 to 11/15/44, original par and fair values of $317,433,912 and $370,260,073, respectively)	363,000	363,000,000
Total Value of SG Americas Securities LLC (collateral value of $370,260,073)		363,000,000
Total Repurchase Agreements — 60.2%		1,905,988,000
Total Investments (Cost — $3,165,420,390*) — 99.9%		3,165,420,390
Other Assets Less Liabilities — 0.1%		3,391,202

Net Assets — 100.0%		$3,168,811,592

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Traded in a joint account.

216	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,165,420,390	—	$3,165,420,390
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, cash of $1,691,332 is categorized as Level 1 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	217

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: May 22, 2015